                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number 811-03605

                         Northern Institutional Funds
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


                            50 South LaSalle Street
                            Chicago, IL 60603-1006
             -----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                         Lloyd A. Wennlund, President
                         Northern Institutional Funds
                            50 South LaSalle Street
                            Chicago, IL 60603-1006
             -----------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (312) 557-7547

Date of fiscal year end: November 30

Date of reporting period: May 31, 2006

Item 1. Reports to Stockholders.

The Semiannual Report to Shareholders is filed herewith.

               ----------------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       TABLE OF CONTENTS




The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Investments in the Portfolios are not insured or guaranteed by the FDIC or any other governmental agency. Although each Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC, not affiliated with Northern Trust, 301 Bellevue Parkway, Wilmington, DE 19809

                               NOT FDIC INSURED
--------------------------------------------------------------------------------
                       May lose value/No bank guarantee

 2  STATEMENTS OF ASSETS AND LIABILITIES

 3  STATEMENTS OF OPERATIONS

 4  STATEMENTS OF CHANGES IN NET ASSETS

 6  FINANCIAL HIGHLIGHTS

15  SCHEDULES OF INVESTMENTS

    15    DIVERSIFIED ASSETS PORTFOLIO

    22    GOVERNMENT PORTFOLIO

    24    GOVERNMENT SELECT PORTFOLIO

    25    TAX-EXEMPT PORTFOLIO

    33    MUNICIPAL PORTFOLIO

45  ABBREVIATIONS AND OTHER INFORMATION

46  NOTES TO THE FINANCIAL STATEMENTS

51  TAX INFORMATION

52  FUND EXPENSES

54  TRUSTEES AND OFFICERS

    54    APPROVAL OF ADVISORY AGREEMENT

56  FOR MORE INFORMATION

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 MONEY MARKET PORTFOLIOS

-----------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                    MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     DIVERSIFIED                GOVERNMENT
Amounts in thousands,                                   ASSETS     GOVERNMENT     SELECT     TAX-EXEMPT   MUNICIPAL
except per share data                                 PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO   PORTFOLIO
--------------------------------------------------   -----------   ----------   ----------   ----------   ----------
ASSETS:
Investments, at amortized cost                       $ 8,184,765   $2,119,296   $4,734,093    $644,016    $1,451,430
Repurchase agreements, at cost which approximates
   fair value                                          3,344,415      795,943           --          --            --
Cash                                                          --           --           --          17           130
Interest income receivable                                45,241        9,594       13,558       4,550         9,304
Dividend income receivable                                    --           --           --          28           239
Receivable for securities sold                                --           --           --         767         3,337
Receivable from affiliated administrator                     109           39           61          20            13
Prepaid and other assets                                     191           78          100          26            30
                                                     -----------   ----------   ----------    --------    ----------
Total Assets                                          11,574,721    2,924,950    4,747,812     649,424     1,464,483
                                                     -----------   ----------   ----------    --------    ----------
LIABILITIES:
Cash overdraft                                               370           --           72          --            --
Payable for securities purchased                         364,000           --           --          --            --
Distributions payable to shareholders                     42,055       11,081       18,497       1,800         4,347
Payable to affiliates:
   Investment advisory fees                                2,277          604          400         141           139
   Co-administration fees                                    911          241          400          57           138
   Custody and accounting fees                               114           31           15           1             1
   Transfer agent fees                                        --           --           32           1            --
Accrued other liabilities                                    337          116          246          26            36
                                                     -----------   ----------   ----------    --------    ----------
Total Liabilities                                        410,064       12,073       19,662       2,026         4,661
                                                     -----------   ----------   ----------    --------    ----------
Net Assets                                           $11,164,657   $2,912,877   $4,728,150    $647,398    $1,459,822
                                                     -----------   ----------   ----------    --------    ----------
ANALYSIS OF NET ASSETS:
Capital stock                                        $11,164,620   $2,912,877   $4,728,155    $647,397    $1,459,777
Undistributed net investment income                           --           --           --          33            30
Accumulated realized gains (losses)                           37           --           (5)        (32)           15
                                                     -----------   ----------   ----------    --------    ----------
Net Assets                                           $11,164,657   $2,912,877   $4,728,150    $647,398    $1,459,822
                                                     -----------   ----------   ----------    --------    ----------
Net Assets:
   Shares                                            $11,015,099   $2,821,646   $4,433,542    $643,084    $1,397,715
   Service Shares                                        133,285       87,129       81,485       4,314        61,676
   Premier Shares                                         16,273        4,102      213,123          --           431
Total Shares Outstanding (no par value, unlimited
   shares authorized):
   Shares                                             11,015,063    2,821,615    4,433,540     643,073     1,397,674
   Service Shares                                        133,286       87,128       81,485       4,316        61,673
   Premier Shares                                         16,272        4,102      213,122          --           431
Net Asset Value, Redemption and Offering Price Per
   Share:
   Shares                                            $      1.00   $     1.00   $     1.00    $   1.00    $     1.00
   Service Shares                                           1.00         1.00         1.00        1.00          1.00
   Premier Shares                                           1.00         1.00         1.00          --          1.00
                                                     -----------   ----------   ----------    --------    ----------

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                         -----------------------
                                                         MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS               SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                DIVERSIFIED                GOVERNMENT
                                                   ASSETS     GOVERNMENT     SELECT     TAX-EXEMPT   MUNICIPAL
Amounts in thousands                             PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
---------------------------------------------   -----------   ----------   ----------   ----------   ---------
INVESTMENT INCOME:
Interest income                                   $245,204      $64,073     $103,608      $12,641     $24,138
Dividend income                                         --           --           --          123         596
                                                  --------      -------     --------      -------     -------
   Total Investment Income                         245,204       64,073      103,608       12,764      24,734
                                                  --------      -------     --------      -------     -------
EXPENSES:
Investment advisory fees                            13,294        3,515        4,611          998       1,529
Co-administration fees                               5,318        1,406        2,305          399         764
Custody and accounting fees                            600          171          223           45          84
Transfer agent fees                                     19           20           93            7           8
Registration fees                                       25           23           23           22          24
Printing fees                                           56           19           25            5           8
Professional fees                                      140           48           67           12          19
Trustee fees and expenses                              113           39           51           10          16
Shareholder servicing fees                             218          127          584            5         112
Other                                                  142           58           83           13          17
                                                   -------      -------     --------      -------     -------
Total Expenses                                      19,925        5,426        8,065        1,516       2,581
   Less voluntary waivers of investment
      advisory fees                                     --           --       (2,306)          --        (765)
   Less expenses reimbursed by administrator          (583)        (191)        (286)         (98)       (123)
   Less custodian credits                             (490)        (167)        (184)          (8)        (44)
                                                  --------      -------     --------      -------     -------
   Net Expenses                                     18,852        5,068        5,289        1,410       1,649
                                                  --------      -------     --------      -------     -------
Net Investment Income                              226,352       59,005       98,319       11,354      23,085
                                                  --------      -------     --------      -------     -------
NET REALIZED GAINS (LOSSES):
Net realized gains (losses) on investments              43           --           10          (10)         15
                                                  --------      -------     --------      -------     -------
   Net Realized Gains (Losses) on Investments           43           --           10          (10)         15
                                                  --------      -------     --------      -------     -------
Net Increase in Net Assets Resulting from
   Operations                                     $226,395      $59,005     $ 98,329      $11,344     $23,100
                                                  --------      -------     --------      -------     -------

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 MONEY MARKET PORTFOLIOS

-----------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                DIVERSIFIED
                                                                                  ASSETS                      GOVERNMENT
                                                                                PORTFOLIO                     PORTFOLIO
                                                                           -------------------------   -----------------------
Amounts in thousands                                                           2006          2005         2006         2005
------------------------------------------------------------------------   -----------   -----------   ----------   ----------
OPERATIONS:
Net investment income                                                      $   226,352   $   284,568   $   59,005   $   74,567
Net realized gains (losses)                                                         43            (6)          --            2
                                                                           -----------   -----------   ----------   ----------
   Net Increase in Net Assets Resulting from Operations                        226,395       284,562       59,005       74,569
                                                                           -----------   -----------   ----------   ----------
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions       406,881     1,330,082       52,851      327,937
Net increase (decrease) in net assets resulting from Service Shares
   transactions                                                                  9,497        14,116         (369)       6,717
Net increase (decrease) in net assets resulting from Premier Shares
   transactions                                                                (32,908)       36,991      (11,968)      12,439
   Net Increase (Decrease) in Net Assets Resulting from Capital Share
                                                                           -----------   -----------   ----------   ----------
      Transactions                                                             383,470     1,381,189       40,514      347,093
                                                                           -----------   -----------   ----------   ----------
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income                                                    (223,701)     (281,264)     (57,190)     (72,349)
                                                                           -----------   -----------   ----------   ----------
   Total Distributions to Shares Shareholders                                 (223,701)     (281,264)     (57,190)     (72,349)
                                                                           -----------   -----------   ----------   ----------
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income                                                      (2,554)       (3,114)      (1,750)      (2,231)
                                                                           -----------   -----------   ----------   ----------
   Total Distributions to Service Shares Shareholders                           (2,554)       (3,114)      (1,750)      (2,231)
                                                                           -----------   -----------   ----------   ----------
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
From net investment income                                                        (429)         (583)        (119)         (97)
                                                                           -----------   -----------   ----------   ----------
   Total Distributions to Premier Shares Shareholders                             (429)         (583)        (119)         (97)
                                                                           -----------   -----------   ----------   ----------
Total Increase (Decrease) in Net Assets                                        383,181     1,380,790       40,460      346,985

NET ASSETS:
Beginning of Period                                                         10,781,476     9,400,686    2,872,417    2,525,432
                                                                           -----------   -----------   ----------   ----------
End of Period                                                              $11,164,657   $10,781,476   $2,912,877   $2,872,417
                                                                           -----------   -----------   ----------   ----------
Undistributed Net Investment Income                                        $        --   $       332   $       --   $       54
                                                                           -----------   -----------   ----------   ----------

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                        SIX MONTHS ENDED MAY 31, 2006(UNAUDITED)
                                         OR FISCAL YEARS ENDED NOVEMBER 30, 2005
--------------------------------------------------------------------------------

       GOVERNMENT
         SELECT                TAX-EXEMPT              MUNICIPAL
       PORTFOLIO               PORTFOLIO               PORTFOLIO
-----------------------   -------------------   -----------------------
   2006         2005        2006       2005        2006         2005
----------   ----------   --------   --------   ----------   ----------
$   98,319   $  112,956   $ 11,354   $ 13,368   $   23,085   $   25,300
        10           12        (10)       (22)          15           30
----------   ----------   --------   --------   ----------   ----------
    98,329      112,968     11,344     13,346       23,100       25,330
----------   ----------   --------   --------   ----------   ----------
   373,436     (160,349)   (41,923)    68,817      302,555     (142,499)
    11,966      (47,323)      (455)       423      (27,766)      14,878
   (58,932)     103,535         --         --          139          292
----------   ----------   --------   --------   ----------   ----------
   326,470     (104,137)   (42,378)    69,240      274,928     (127,329)
----------   ----------   --------   --------   ----------   ----------
   (92,893)    (105,771)   (11,419)   (13,321)     (21,871)     (23,776)
----------   ----------   --------   --------   ----------   ----------
   (92,893)    (105,771)   (11,419)   (13,321)     (21,871)     (23,776)
----------   ----------   --------   --------   ----------   ----------
    (1,894)      (2,942)       (54)       (76)      (1,212)      (1,539)
----------   ----------   --------   --------   ----------   ----------
    (1,894)      (2,942)       (54)       (76)      (1,212)      (1,539)
----------   ----------   --------   --------   ----------   ----------
    (3,532)      (4,272)        --         --           (6)          --
----------   ----------   --------   --------   ----------   ----------
    (3,532)      (4,272)        --         --           (6)          --
----------   ----------   --------   --------   ----------   ----------
   326,480     (104,154)   (42,507)    69,189      274,939     (127,314)
 4,401,670    4,505,824    689,905    620,716    1,184,883    1,312,197
----------   ----------   --------   --------   ----------   ----------
$4,728,150   $4,401,670   $647,398   $689,905   $1,459,822   $1,184,883
----------   ----------   --------   --------   ----------   ----------
$       --   $       --   $     33   $    152   $       30   $       34
----------   ----------   --------   --------   ----------   ----------

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 MONEY MARKET PORTFOLIOS

-----------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

DIVERSIFIED ASSETS PORTFOLIO

                                                                                       SHARES
                                                  --------------------------------------------------------------------------------
Selected per share data                               2006         2005          2004          2003          2002          2001
-----------------------------------------------   -----------   -----------   ----------   -----------   ------------   ----------
Net Asset Value, Beginning of Period              $      1.00   $      1.00   $     1.00   $      1.00   $       1.00   $     1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                    0.02          0.03         0.01          0.01           0.02         0.04
                                                  -----------   -----------   ----------   -----------   ------------   ----------
   Total from Investment Operations                      0.02          0.03         0.01          0.01           0.02         0.04
                                                  -----------   -----------   ----------   -----------   ------------   ----------
LESS DISTRIBUTIONS PAID:
   From net investment income                           (0.02)        (0.03)       (0.01)        (0.01)         (0.02)       (0.04)
                                                  -----------   -----------   ----------   -----------   ------------   ----------
      Total Distributions Paid                          (0.02)        (0.03)       (0.01)        (0.01)         (0.02)       (0.04)
                                                  -----------   -----------   ----------   -----------   ------------   ----------
Net Asset Value, End of Period                    $      1.00   $      1.00   $     1.00   $      1.00   $       1.00   $     1.00
                                                  -----------   -----------   ----------   -----------   ------------   ----------
Total Return /(1)/                                       2.15%         2.78%        1.00%         0.96%          1.76%        4.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period           $11,015,099   $10,608,494   $9,278,804   $10,211,783   $710,861,104   $9,620,568
                                                  -----------   -----------   ----------   -----------   ------------   ----------
Ratio to average net assets of: /(2)/
   Expenses, net of reimbursements                       0.35%         0.35%        0.35%         0.35%          0.35%        0.35%
   Expenses, before reimbursements                       0.37%         0.37%        0.37%         0.37%          0.37%        0.36%
   Net investment income, net of reimbursements          4.26%         2.75%        0.99%         0.97%          1.76%        4.35%
   Net investment income, before reimbursements          4.24%         2.73%        0.97%         0.95%          1.74%        4.34%
                                                  -----------   -----------   ----------   -----------   ------------   ----------

                                                                             SERVICE
                                                  -------------------------------------------------------------
Selected per share data                             2006       2005       2004       2003      2002       2001
-----------------------------------------------   --------   --------   --------   -------   --------   -------
Net Asset Value, Beginning of Period              $   1.00   $   1.00   $   1.00   $  1.00   $   1.00   $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                 0.02       0.02       0.01      0.01       0.01      0.04
                                                  --------   --------   --------   -------   --------   -------
   Total from Investment Operations                   0.02       0.02       0.01      0.01       0.01      0.04
                                                  --------   --------   --------   -------   --------   -------
LESS DISTRIBUTIONS PAID:
   From net investment income                        (0.02)     (0.02)     (0.01)    (0.01)     (0.01)    (0.04)
                                                  --------   --------   --------   -------   --------   -------
      Total Distributions Paid                       (0.02)     (0.02)     (0.01)    (0.01)     (0.01)    (0.04)
                                                  --------   --------   --------   -------   --------   -------
Net Asset Value, End of Period                    $   1.00   $   1.00   $   1.00   $  1.00   $   1.00   $  1.00
                                                  --------   --------   --------   -------   --------   -------
Total Return /(1)/                                    2.02%      2.51%      0.74%     0.70%      1.50%     4.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period           $133,285   $123,798   $109,686   $82,872   $104,157   $74,165
                                                  --------   --------   --------   -------   --------   -------
Ratio to average net assets of: /(2)/
   Expenses, net of reimbursements /(3)/              0.61%      0.61%      0.61%     0.61%      0.61%     0.63%
   Expenses, before reimbursements /(3)/              0.63%      0.63%      0.63%     0.63%      0.63%     0.64%
   Net investment income, net of reimbursements       4.00%      2.49%      0.73%     0.71%      1.50%     4.07%
   Net investment income, before reimbursements       3.98%      2.47%      0.71%     0.69%      1.48%     4.06%
                                                  --------   --------   --------   -------   --------   -------

/(1)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Prior to February 1, 2001, expenses included an additional fee equal to
      0.08 percent of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                        SIX MONTHS ENDED MAY 31, 2006(UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

DIVERSIFIED ASSETS PORTFOLIO

                                                                              PREMIER
                                                  ---------------------------------------------------------------
Selected per share data                             2006      2005    2004 /(4)/   2003 /(4)/     2002      2001
-----------------------------------------------   -------   -------   ----------   ----------   -------   -------
Net Asset Value, Beginning of Period              $  1.00   $  1.00     $  1.00      $  1.00    $  1.00   $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.02      0.02          --           --       0.01      0.04
                                                  -------   -------     -------      -------    -------   -------
   Total from Investment Operations                  0.02      0.02          --           --       0.01      0.04
                                                  -------   -------     -------      -------    -------   -------
LESS DISTRIBUTIONS PAID:
   From net investment income                       (0.02)    (0.02)         --           --      (0.01)    (0.04)
                                                  -------   -------     -------      -------    -------   -------
      Total Distributions Paid                      (0.02)    (0.02)         --           --      (0.01)    (0.04)
                                                  -------   -------     -------      -------    -------   -------
Net Asset Value, End of Period                    $  1.00   $  1.00     $  1.00      $  1.00    $  1.00   $  1.00
                                                  -------   -------     -------      -------    -------   -------
Total Return /(1)/                                   1.89%     2.25%       0.48%        0.44%      1.24%     3.97%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period           $16,273   $49,184     $12,196      $20,392    $21,752   $54,876
Ratio to average net assets of: /(2)/
   Expenses, net of reimbursements /(3)/             0.87%     0.87%       0.87%        0.87%      0.87%     0.89%
   Expenses, before reimbursements /(3)/             0.89%     0.89%       0.89%        0.89%      0.89%     0.90%
   Net investment income, net of reimbursements      3.74%     2.23%       0.47%        0.45%      1.24%     3.81%
   Net investment income, before reimbursements      3.72%     2.21%       0.45%        0.43%      1.22%     3.80%
                                                  -------   -------     -------      -------    -------   -------

/(1)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Prior to February 1, 2001, expenses included an additional fee equal to
      0.08 percent of average net assets of the Premier Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
/(4)/ Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 MONEY MARKET PORTFOLIOS

-----------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

GOVERNMENT PORTFOLIO

                                                                              SHARES
                                          -----------------------------------------------------------------------------------
Selected per share data                      2006             2005             2004         2003         2002         2001
---------------------------------------   ----------       ----------       ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Period      $     1.00       $     1.00       $     1.00   $     1.00   $     1.00   $     1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                           0.02             0.03             0.01         0.01         0.02         0.04
                                          ----------       ----------       ----------   ----------   ----------   ----------
   Total from Investment Operations             0.02             0.03             0.01         0.01         0.02         0.04
                                          ----------       ----------       ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS PAID:
   From net investment income                  (0.02)           (0.03)           (0.01)       (0.01)       (0.02)       (0.04)
                                          ----------       ----------       ----------   ----------   ----------   ----------
      Total Distributions Paid                 (0.02)           (0.03)           (0.01)       (0.01)       (0.02)       (0.04)
                                          ----------       ----------       ----------   ----------   ----------   ----------
Net Asset Value, End of Period            $     1.00       $     1.00       $     1.00         1.00   $     1.00   $     1.00
                                          ----------       ----------       ----------   ----------   ----------   ----------
Total Return /(1)/                              2.11%            2.74%            0.96%        0.92%        1.59%        4.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period   $2,821,646       $2,768,848       $2,441,013   $3,081,385   $2,638,730   $2,747,048
Ratio to average net assets of: /(2)/
   Expenses, net of reimbursements and
      credits                                   0.35%/(4)/       0.35%/(4)/       0.35%        0.35%        0.35%        0.35%
   Expenses, before reimbursements and
      credits                                   0.38%            0.37%            0.38%        0.37%        0.38%        0.38%
   Net investment income, net of
      reimbursements and credits                4.21%            2.74%            0.95%        0.91%        1.58%        4.07%

   Net investment income, before
      reimbursements and credits                4.18%            2.72%            0.92%        0.89%        1.55%        4.04%
                                          ----------       ----------       ----------   ----------   ----------   ----------

                                                                                     SERVICE
                                                       -------------------------------------------------------------------
Selected per share data                                  2006           2005           2004      2003      2002      2001
---------------------------------------------------    -------        -------        -------   -------   -------   -------
Net Asset Value, Beginning of Period                   $  1.00        $  1.00        $  1.00   $  1.00   $  1.00   $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     0.02           0.02           0.01      0.01      0.01      0.04
                                                       -------        -------        -------   -------   -------   -------
   Total from Investment Operations                       0.02           0.02           0.01      0.01      0.01      0.04
                                                       -------        -------        -------   -------   -------   -------
LESS DISTRIBUTIONS PAID:
   From net investment income                            (0.02)         (0.02)         (0.01)    (0.01)    (0.01)    (0.04)
                                                       -------        -------        -------   -------   -------   -------
      Total Distributions Paid                           (0.02)         (0.02)         (0.01)    (0.01)    (0.01)    (0.04)
                                                       -------        -------        -------   -------   -------   -------
Net Asset Value, End of Period                         $  1.00        $  1.00        $  1.00   $  1.00   $  1.00   $  1.00
                                                       -------        -------        -------   -------   -------   -------
Total Return /(1)/                                        1.98%          2.48%          0.71%     0.66%    1.33%     4.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                $87,129        $87,499        $80,782   $26,684   $54,924   $37,349

Ratio to average net assets of: /(2)/
   Expenses, net of reimbursements and credits /(3)/      0.61%/(4)/     0.61%/(4)/     0.61%     0.61%     0.61%     0.62%
   Expenses, before reimbursements and credits /(3)/      0.64%          0.63%          0.64%     0.63%     0.64%     0.65%
   Net investment income, net of reimbursements and       3.95%          2.48%          0.69%     0.65%     1.32%     3.80%
      credits

   Net investment income, before reimbursements and
      credits                                             3.92%          2.46%          0.66%     0.63%     1.29%     3.77%
                                                       -------        -------        -------   -------   -------   -------

/(1)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Prior to February 1, 2001, expenses included an additional fee equal to
     0.08 percent of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
/(4)/ The net expense ratio includes custodian credits of approximately $167,000 and $241,000, which represents 0.01 percent of average net assets for the six months ended May 31, 2006 and the fiscal year ended November 30, 2005, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

GOVERNMENT PORTFOLIO

                                                                                           PREMIER
                                                       ------------------------------------------------------------------------
Selected per share data                                 2006           2005         2004/(5)/   2003/(5)/     2002       2001
----------------------------------------------------   ------        -------        ---------   ---------   --------   --------
Net Asset Value, Beginning of Period                   $ 1.00        $  1.00          $ 1.00     $   1.00   $   1.00   $   1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                    0.02           0.02              --           --       0.01       0.04
                                                       ------        -------          ------     --------   --------   --------
   Total from Investment Operations                      0.02           0.02              --           --       0.01       0.04
                                                       ------        -------          ------     --------   --------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income                           (0.02)         (0.02)             --           --      (0.01)     (0.04)
                                                       ------        -------          ------     --------   --------   --------
      Total Distributions Paid                          (0.02)         (0.02)             --           --      (0.01)     (0.04)
                                                       ------        -------          ------     --------   --------   --------
Net Asset Value, End of Period                         $ 1.00        $  1.00          $ 1.00     $   1.00   $   1.00   $   1.00
                                                       ------        -------          ------     --------   --------   --------
Total Return /(1)/                                       1.85%          2.22%           0.45%        0.40%      1.06%      3.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                $4,102        $16,070          $3,637     $101,104   $111,828   $118,965
Ratio to average net assets of: /(2)/
   Expenses, net of reimbursements and credits /(3)/     0.87%/(4)/     0.87%/(4)/      0.87%        0.87%      0.87%      0.88%
   Expenses, before reimbursements and credits /(3)/     0.90%          0.89%           0.90%        0.89%      0.90%      0.91%
   Net investment income, net of reimbursements and      3.69%          2.22%           0.43%        0.39%      1.06%      3.54%
      credits
   Net investment income, before reimbursements and
      credits                                            3.66%          2.20%           0.40%        0.37%      1.03%      3.51%
                                                       ------        -------          ------     --------   --------   --------

/(1)/ Assumes  investment  at net asset  value at the  beginning  of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Prior to February 1, 2001,  expenses  included an additional  fee equal to
     0.08 percent of average net assets of the Premier Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
/(4)/ The net expense ratio includes custodian credits of approximately $167,000 and $241,000, which represents 0.01 percent of average net assets for the six months ended May 31, 2006 and the fiscal year ended November 30, 2005, respectively. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.
/(5)/ Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 MONEY MARKET PORTFOLIOS

-----------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

GOVERNMENT SELECT PORTFOLIO

                                                                                    SHARES
                                                 ---------------------------------------------------------------------------
Selected per share data                             2006         2005         2004         2003         2002         2001
----------------------------------------------   ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Period             $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.02         0.03         0.01         0.01         0.02         0.04
                                                 ----------   ----------   ----------   ----------   ----------   ----------
   Total from Investment Operations                    0.02         0.03         0.01         0.01         0.02         0.04
                                                 ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS PAID:
   From net investment income                         (0.02)       (0.03)       (0.01)       (0.01)       (0.02)       (0.04)
                                                 ----------   ----------   ----------   ----------   ----------   ----------
      Total Distributions Paid                        (0.02)       (0.03)       (0.01)       (0.01)       (0.02)       (0.04)
                                                 ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period                   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                 ----------   ----------   ----------   ----------   ----------   ----------
Total Return /(1)/                                     2.16%        2.85%        1.06%        0.98%        1.67%        4.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $4,433,542   $4,060,096   $4,220,463   $5,390,753   $4,068,010   $4,280,572
                                                 ----------   ----------   ----------   ----------   ----------   ----------
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements         0.20%        0.20%        0.20%        0.20%        0.20%        0.20%
   Expenses, before waivers and reimbursements         0.32%        0.33%        0.32%        0.32%        0.33%        0.37%
   Net investment income, net of waivers and
      reimbursements                                   4.29%        2.80%        1.04%        0.98%        1.66%        4.14%
   Net investment income, before waivers and
      reimbursements                                   4.17%        2.67%        0.92%        0.86%        1.53%        3.97%
                                                 ----------   ----------   ----------   ----------   ----------   ----------

                                                                                  SERVICE
                                                       ------------------------------------------------------------
Selected per share data                                  2006      2005      2004       2003       2002       2001
----------------------------------------------------   -------   -------   --------   --------   --------   -------
Net Asset Value, Beginning of Period                   $  1.00   $  1.00   $   1.00   $   1.00   $   1.00   $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     0.02      0.03       0.01       0.01       0.01      0.04
                                                       -------   -------   --------   --------   --------   --------
   Total from Investment Operations                       0.02      0.03       0.01       0.01       0.01      0.04
                                                       -------   -------   --------   --------   --------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income                            (0.02)    (0.03)     (0.01)     (0.01)     (0.01)    (0.04)
                                                       -------   -------   --------   --------   --------   --------
     Total Distributions Paid                            (0.02)    (0.03)     (0.01)     (0.01)     (0.01)    (0.04)
                                                       -------   -------   --------   --------   --------   --------
Net Asset Value, End of Period                         $  1.00   $  1.00   $   1.00   $   1.00   $   1.00   $  1.00
                                                       -------   -------   --------   --------   --------   --------
Total Return /(1)/                                        2.03%     2.58%      0.80%      0.72%      1.41%     4.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                $81,485   $69,519   $116,841   $181,912   $119,239   $128,761

Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements /(3)/      0.46%     0.46%      0.46%      0.46%      0.46%     0.48%
   Expenses, before waivers and reimbursements /(3)/      0.58%     0.59%      0.58%      0.58%      0.59%     0.65%
   Net investment income, net of waivers and
      reimbursements                                      4.03%     2.54%      0.78%      0.72%      1.40%     3.87%
   Net investment income, before waivers and
      reimbursements                                      3.91%     2.41%      0.66%      0.60%      1.27%     3.70%
                                                       -------   -------   --------   --------   --------   --------

/(1)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Prior to February 1, 2001,  expenses  included an additional  fee equal to
     0.08 percent of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                        SIX MONTHS ENDED MAY 31, 2006(UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

GOVERNMENT SELECT PORTFOLIO

                                                                                   PREMIER
                                                       --------------------------------------------------------------
Selected per share data                                  2006       2005       2004     2003/(4)/     2002      2001
--------------------------------------------------     --------   --------   --------   ---------   --------   ------
Net Asset Value, Beginning of Period                   $   1.00   $   1.00   $   1.00    $   1.00   $   1.00   $ 1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                      0.02       0.02       0.01          --       0.01     0.04
                                                       --------   --------   --------    --------   --------   ------
   Total from Investment Operations                        0.02       0.02       0.01          --       0.01     0.04
                                                       --------   --------   --------    --------   --------   ------
LESS DISTRIBUTIONS PAID:
   From net investment income                             (0.02)     (0.02)     (0.01)         --      (0.01)   (0.04)
                                                       --------   --------   --------    --------   --------   ------
      Total Distributions Paid                            (0.02)     (0.02)     (0.01)         --      (0.01)   (0.04)
                                                       --------   --------   --------    --------   --------   ------
Net Asset Value, End of Period                         $   1.00   $   1.00   $   1.00    $   1.00   $   1.00   $ 1.00
                                                       --------   --------   --------    --------   --------   ------
Total Return /(1)/                                         1.90%      2.32%      0.54%       0.46%      1.15%    3.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                $213,123   $272,055   $168,520    $217,688   $126,645   $9,916
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements /(3)/       0.72%      0.72%      0.72%       0.72%      0.72%    0.74%
   Expenses, before waivers and reimbursements /(3)/       0.84%      0.85%      0.84%       0.84%      0.85%    0.91%
   Net investment income, net of waivers and
      reimbursements                                       3.77%      2.28%      0.52%       0.46%      1.14%    3.60%
   Net investment income, before waivers and
      reimbursements                                       3.65%      2.15%      0.40%       0.34%      1.01%    3.43%
                                                       --------   --------   --------    --------   --------   ------

/(1)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Prior to February 1, 2001, expenses included an additional fee equal to
     0.08 percent of average net assets of the Premier Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
/(4)/ Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 MONEY MARKET PORTFOLIOS

-----------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

TAX-EXEMPT PORTFOLIO

                                                                                  SHARES
                                                     ---------------------------------------------------------------
Selected per share data                                2006       2005       2004       2003       2002       2001
--------------------------------------------------   --------   --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                 $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                    0.01       0.02       0.01       0.01       0.01       0.03
                                                     --------   --------   --------   --------   --------   --------
   Total from Investment Operations                      0.01       0.02       0.01       0.01       0.01       0.03
                                                     --------   --------   --------   --------   --------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income                           (0.01)     (0.02)     (0.01)     (0.01)     (0.01)     (0.03)
                                                     --------   --------   --------   --------   --------   --------
      Total Distributions Paid                          (0.01)     (0.02)     (0.01)     (0.01)     (0.01)     (0.03)
                                                     --------   --------   --------   --------   --------   --------
Net Asset Value, End of Period                       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                     --------   --------   --------   --------   --------   --------
Total Return /(1)/                                       1.45%      1.98%      0.86%      0.82%      1.31%      2.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period              $643,084   $685,136   $616,369   $576,067   $906,147   $683,912
Ratio to average net assets of: /(2)/
   Expenses, net of reimbursements                       0.35%      0.35%      0.35%      0.35%      0.35%      0.35%
   Expenses, before reimbursements                       0.38%      0.38%      0.38%      0.38%      0.37%      0.38%
   Net investment income, net of reimbursements          2.85%      1.96%      0.86%      0.83%      1.31%      2.79%
   Net investment income, before reimbursements          2.82%      1.93%      0.83%      0.80%      1.29%      2.76%
                                                     --------   --------   --------   --------   --------   --------

                                                                         SERVICE
                                                  ----------------------------------------------------
Selected per share data                            2006     2005     2004     2003     2002      2001
-----------------------------------------------   ------   ------   ------   ------   ------   -------
Net Asset Value, Beginning of Period              $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                               0.01     0.02     0.01     0.01     0.01      0.03
                                                  ------   ------   ------   ------   ------   -------
   Total from Investment Operations                 0.01     0.02     0.01     0.01     0.01      0.03
                                                  ------   ------   ------   ------   ------   -------
LESS DISTRIBUTIONS PAID:
   From net investment income                      (0.01)   (0.02)   (0.01)   (0.01)   (0.01)    (0.03)
                                                  ------   ------   ------   ------   ------   -------
      Total Distributions Paid                     (0.01)   (0.02)   (0.01)   (0.01)   (0.01)    (0.03)
                                                  ------   ------   ------   ------   ------   -------
Net Asset Value, End of Period                    $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $  1.00
                                                  ------   ------   ------   ------   ------   -------
Total Return /(1)/                                  1.31%    1.72%    0.60%    0.57%    1.05%     2.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period           $4,314   $4,769   $4,347   $9,714   $9,346   $14,697
Ratio to average net assets of: /(2)/
   Expenses, net of reimbursements /(3)/            0.61%    0.61%    0.61%    0.61%    0.61%     0.63%
   Expenses, before reimbursements /(3)/            0.64%    0.64%    0.64%    0.64%    0.63%     0.66%
   Net investment income, net of reimbursements     2.59%    1.70%    0.60%    0.57%    1.05%     2.51%
   Net investment income, before reimbursements     2.56%    1.67%    0.57%    0.54%    1.03%     2.48%
                                                  ------   ------   ------   ------   ------   -------

/(1)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Prior to February 1, 2001, expenses included an additional fee equal to
     0.08 percent of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

MUNICIPAL PORTFOLIO

                                                                                SHARES
                                                 ---------------------------------------------------------------------
Selected per share data                             2006         2005         2004        2003       2002       2001
-----------------------                          ----------   ----------   ----------   --------   --------   --------
Net Asset Value, Beginning of Period             $     1.00   $     1.00   $     1.00   $   1.00   $   1.00   $   1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.02         0.02         0.01       0.01       0.01       0.03
                                                 ----------   ----------   ----------   --------   --------   --------
   Total from Investment Operations                    0.02         0.02         0.01       0.01       0.01       0.03
                                                 ----------   ----------   ----------   --------   --------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income                         (0.02)       (0.02)       (0.01)     (0.01)     (0.01)     (0.03)
                                                 ----------   ----------   ----------   --------   --------   --------
      Total Distributions Paid                        (0.02)       (0.02)       (0.01)     (0.01)     (0.01)     (0.03)
                                                 ----------   ----------   ----------   --------   --------   --------
Net Asset Value, End of Period                   $     1.00   $     1.00   $     1.00   $   1.00   $   1.00   $   1.00
                                                 ----------   ----------   ----------   --------   --------   --------
Total Return /(1)/                                     1.52%        2.13%        1.01%      0.93%      1.41%      2.93%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period          $1,397,715   $1,095,146   $1,237,629   $666,525   $413,098   $141,721
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements         0.20%        0.20%        0.20%      0.20%      0.21%      0.21%
   Expenses, before waivers and reimbursements         0.32%        0.32%        0.33%      0.33%      0.36%      0.43%
   Net investment income, net of waivers and
      reimbursements                                   3.04%        2.12%        1.03%      0.90%      1.40%      2.82%
   Net investment income, before waivers and
      reimbursements                                   2.92%        2.00%        0.90%      0.77%      1.25%      2.60%
                                                 ----------   ----------   ----------   --------   --------   --------

                                                                                SERVICE
                                                       ---------------------------------------------------------
Selected per share data                                  2006      2005      2004      2003      2002     2001
-----------------------                                -------   -------   -------   -------   -------   -------
Net Asset Value, Beginning of Period                   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     0.01      0.02      0.01      0.01      0.01      0.03
                                                       -------   -------   -------   -------   -------   -------
   Total from Investment Operations                       0.01      0.02      0.01      0.01      0.01      0.03
                                                       -------   -------   -------   -------   -------   -------
LESS DISTRIBUTIONS PAID:
   From net investment income                            (0.01)    (0.02)    (0.01)    (0.01)    (0.01)    (0.03)
                                                       -------   -------   -------   -------   -------   -------
      Total Distributions Paid                           (0.01)    (0.02)    (0.01)    (0.01)    (0.01)    (0.03)
                                                       -------   -------   -------   -------   -------   -------
Net Asset Value, End of Period                         $  1.00   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                                       -------   -------   -------   -------   -------   -------
Total Return /(1)/                                        1.39%     1.87%     0.75%     0.67%     1.16%     2.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                $61,676   $89,445   $74,568   $30,399   $45,642   $39,638
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements /(3)/      0.46%     0.46%     0.46%     0.46%     0.46%     0.47%
   Expenses, before waivers and reimbursements /(3)/      0.58%     0.58%     0.59%     0.59%     0.61%     0.69%
   Net investment income, net of waivers and
      reimbursements                                      2.78%     1.86%     0.77%     0.64%     1.15%     2.56%
   Net investment income, before waivers and
      reimbursements                                      2.66%     1.74%     0.64%     0.51%     1.00%     2.34%
                                                       -------   -------   -------   -------   -------   -------

/(1)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Prior to February 1, 2001, expenses included an additional fee equal to
     0.08 percent of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 MONEY MARKET PORTFOLIOS

-----------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
FINANCIAL HIGHLIGHTS (continued)                    OR PERIOD ENDED NOVEMBER 30,
--------------------------------------------------------------------------------
                                                                    PREMIER
MUNICIPAL PORTFOLIO                                           -----------------
Selected per share data                                        2006    2005/(3)/
-----------------------                                       ------   ---------
Net Asset Value, Beginning of Period                          $ 1.00     $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                           0.01        --
                                                              ------     -----
   Total from Investment Operations                             0.01        --
                                                              ------     -----
LESS DISTRIBUTIONS PAID:
   From net investment income                                  (0.01)       --
                                                              ------     -----
      Total Distributions Paid                                 (0.01)       --
                                                              ------     -----
Net Asset Value, End of Period                                $ 1.00     $1.00
                                                              ------     -----
Total Return /(1)/                                              1.25%     0.14%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                       $  431     $ 292
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements                  0.72%     0.72%
   Expenses, before waivers and reimbursements                  0.84%     0.84%
   Net investment income, net of waivers and reimbursements     2.52%     2.26%
   Net investment income, before waivers and reimbursements     2.40%     2.14%
                                                              ------     -----

/(1)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ For the period November 9, 2005 (commencement of operations) through
     November 30, 2005. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2006 (UNAUDITED)


       DIVERSIFIED ASSETS PORTFOLIO

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
      ASSET-BACKED NOTES - 3.7%
      Auto Receivables - 1.5%
        Capital Auto Receivables Asset Trust,
         Series 2006-1, Class A1,
         4.64%, 2/15/07                                  $ 5,397  $  5,397
        Capital One Auto Finance Trust, Series 2005-D,
         Class A1,
         4.43%, 12/15/06                                   3,769     3,769
        Capital One Auto Finance Trust, Series 2006-A,
         Class A1,
         5.12%, 5/15/07                                   45,000    45,000
        DaimlerChrysler Auto Trust, Series 2006-B,
         Class A1,/ (1)/
         5.12%, 6/8/07                                    45,000    45,000
        Ford Credit Auto Owner Trust, Series 2006-A,
         Class A1,
         4.72%, 11/15/06                                  13,513    13,513
        Nissan Auto Receivables Owner Trust,
         Series 2006-A, Class A1,
         4.66%, 2/15/07                                   20,001    20,001
        Nissan Auto Receivables Owner Trust,
         Series 2006-B, Class A1,
         5.08%, 5/15/07                                   17,686    17,686
        Triad Auto Receivables Owner Trust,
         Series 2006-B, Class A1,
         5.14%, 6/12/07                                   20,000    20,000
      ------------------------------------------------  --------- --------
                                                                   170,366
      ------------------------------------------------  --------- --------
      International Receivables - 1.8%
        Holmes Financing PLC, FRN, Series 9, Class 1A,
         5.05%, 6/15/06                                   87,000    87,000
        Mound Financing PLC, FRN, Series 5A, Class 1A, /(1)/
         5.11%, 6/5/06                                    31,000    31,000
        Permanent Financing PLC, FRN, Series 8,
         Class 1A,
         5.04%, 6/10/06                                   47,000    47,000
        Permanent Financing PLC, FRN, Series 9A,
         Class 1A, /(1)/
         5.05%, 6/12/06                                   35,000    35,000
      ------------------------------------------------  --------- --------
                                                                   200,000
      ------------------------------------------------  --------- --------
      Other Receivables - 0.4%
        CIT Equipment Collateral Trust, Series 2006-VT1,
         Class A1,
         4.99%, 3/20/07                                   17,790    17,790

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
      ASSET-BACKED NOTES - 3.7% - CONTINUED
      Other Receivables - 0.4% - (continued)
        CNH Equipment Trust, Series 2006-A, Class A1,
         4.99%, 4/5/07                                  $21,745  $ 21,745
      -----------------------------------------------  --------- --------
                                                                   39,535
      -----------------------------------------------  --------- --------
      Total Asset-Backed Notes (Cost $409,901)                    409,901

      CERTIFICATES OF DEPOSIT - 18.0%
      Domestic Depository Institutions - 2.2%
        American Express Centurion, FRCD,
         5.04%, 6/16/06                                  26,000    26,000
        Marshall & Ilsley Bank,
         5.03%, 7/17/06                                  37,000    37,000
        Washington Mutual Bank, FA, Stockton, California,
         4.66%, 7/17/06                                  33,500    33,491
        Washington Mutual Bank, FRCD,
         5.19%, 8/25/06                                  70,000    70,000
        Wells Fargo Bank, N.A., San Francisco, California,
         4.79%, 1/18/07                                  35,000    35,002
         4.87%, 1/31/07                                  40,000    39,991
      -----------------------------------------------  --------- --------
                                                                  241,484
      -----------------------------------------------  --------- --------
      Foreign Depository Institutions - 15.8%
        ABN AMRO, London Branch,
         4.73%, 12/1/06                                  25,000    25,000
        Barclays Bank, London Branch,
         4.51%, 10/16/06                                 25,000    25,000
         4.69%, 11/3/06                                  65,000    65,000
         4.81%, 1/29/07                                  39,000    39,000
         5.14%, 3/14/07                                  25,000    25,000
         5.38%, 5/2/07                                   50,000    50,000
        Barclays Bank, New York Branch,
         5.09%, 2/26/07                                  43,000    43,000
        BNP Paribas, London Branch,
         4.74%, 11/27/06                                 33,000    33,000
         4.91%, 2/5/07                                   18,000    18,000
         5.11%, 3/7/07                                   50,000    50,000
        CALYON, London Branch,
         4.78%, 11/16/06                                 60,000    60,000
         4.70%, 12/1/06                                  50,000    50,000
         4.75%, 1/8/07                                   47,000    47,000
        Canadian Imperial Bank of Commerce,
         New York Branch,
         5.05%, 6/29/06                                  50,000    50,000
         5.38%, 6/4/07                                   30,000    30,000

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
       CERTIFICATES OF DEPOSIT - 18.0% - CONTINUED
       Foreign Depository Institutions - 15.8% - (continued)
         Credit Agricole, London Branch,
          4.54%, 10/17/06                              $ 20,000  $ 20,000
          4.79%, 12/22/06                                25,000    25,000
          5.10%, 3/6/07                                  35,000    35,000
          5.38%, 5/2/07                                  49,000    49,000
          5.37%, 5/25/07                                 50,000    50,000
         Credit Suisse First Boston, New York Branch,
          4.73%, 11/3/06                                 12,000    12,000
          4.76%, 12/4/06                                 25,000    25,000
          5.00%, 2/8/07                                  15,000    15,000
          5.34%, 4/19/07                                 52,000    52,000
          5.40%, 6/4/07                                  28,000    28,000
         Deutsche Bank, London Branch,
          4.93%, 2/5/07                                  12,000    12,000
         Deutsche Bank, New York Branch,
          4.50%, 10/12/06                                25,000    25,000
          4.75%, 11/6/06                                 20,000    20,000
          4.80%, 1/29/07                                 35,000    35,000
          5.13%, 3/12/07                                 15,000    15,000
         Dexia Credit Local, New York Branch,
          4.80%, 1/16/07                                 50,000    50,000
         HBOS Treasury Services, New York Branch,
          4.75%, 12/4/06                                 25,000    25,000
          5.38%, 6/1/07                                  25,000    25,000
         National Australia Bank, London Branch,
          5.05%, 2/16/07                                 10,000    10,000
         Nordea Bank Finland, New York Branch,
          4.82%, 1/29/07                                 25,000    25,000
          5.15%, 3/14/07                                 24,000    24,000
         Royal Bank of Canada, New York Branch,
          4.75%, 12/4/06                                 40,000    40,000
         Royal Bank of Scotland, New York Branch,
          4.71%, 11/6/06                                 20,000    19,994
         Skandinaviska Enskildabanken,
          5.01%, 6/2/06                                  45,000    45,000
         Societe Generale, London Branch,
          4.50%, 10/13/06                                35,000    35,000
          4.70%, 12/1/06                                100,000   100,000
          4.81%, 12/15/06                                73,000    73,000
          5.36%, 5/11/07                                 30,000    30,000
         Svenska Handelsbanken, Inc., New York Branch,
          4.75%, 12/4/06                                 53,000    53,000
          4.80%, 1/16/07                                 25,000    24,999
          5.04%, 2/16/07                                 35,000    35,000

                                                      PRINCIPAL
                                                       AMOUNT     VALUE
                                                       (000S)     (000S)
      CERTIFICATES OF DEPOSIT - 18.0% - CONTINUED
      Foreign Depository Institutions - 15.8% - (continued)
        Toronto Dominion Bank, New York Branch,
         5.41%, 6/4/07                                 $30,000  $   30,000
        UBS AG, Stamford Branch,
         4.96%, 2/7/07                                  55,500      55,500
        Unicredito Italiano, London Branch,
         5.29%, 11/24/06                                40,000      40,000
      ----------------------------------------------- --------- ----------
                                                                 1,768,493
      ----------------------------------------------- --------- ----------
      Total Certificates of Deposit (Cost $2,009,977)            2,009,977

      COMMERCIAL PAPER - 18.6%
      Auto Receivables - 2.8%
        FCAR1 Owner Trust,
         4.84%, 6/6/06                                  73,000      72,951
         5.02%, 6/12/06                                 20,000      19,969
         4.96%, 6/15/06                                 42,000      41,919
         4.85%, 9/1/06                                  53,000      52,343
        Ford Credit Floorplan Master Owner Trust A,
         Motown Funding LLC, Series 2002, /(1)/
         4.94%, 6/6/06                                  50,000      49,966
         4.97%, 6/16/06                                 25,000      24,948
         4.99%, 6/21/06                                 51,000      50,859
      ----------------------------------------------- --------- ----------
                                                                   312,955
      ----------------------------------------------- --------- ----------
      Bank Holding Companies - 0.2%
        Citigroup Global Markets Holdings, Inc.,
         4.90%, 6/12/06                                 25,000      24,963
      ----------------------------------------------- --------- ----------
      Credit Card Master Trusts - 1.5%
        Capital One Multi Execution Trust,
         Nova Notes, /(1)/
         4.90%, 6/5/06                                  12,900      12,893
         4.94%, 6/12/06                                 25,000      24,962
        Citibank Credit Card Master Trust,
         Dakota Certificates,
         4.96%, 6/20/06                                 30,000      29,922
        MBNA Credit Card Master Trust,
         Emerald Certificates, /(1)/
         5.03%, 6/1/06                                  30,000      30,000
         4.90%, 6/7/06                                  15,000      14,988
         4.91%, 6/8/06                                  40,000      39,962
         5.09%, 7/11/06                                 18,450      18,346
      ----------------------------------------------- --------- ----------
                                                                   171,073
      ----------------------------------------------- --------- ----------

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



                                                   PRINCIPAL
                                                    AMOUNT   VALUE
                                                    (000S)   (000S)
           COMMERCIAL PAPER - 18.6% - CONTINUED
           Foreign Depository Institutions - 0.6%
             UBS Finance Delaware, Inc.,
              4.88%, 6/9/06                         $38,000  $37,959
              4.95%, 7/14/06                         25,000   24,852
           --------------------------------------  --------- -------
                                                              62,811
           --------------------------------------  --------- -------
           Multi-Seller Conduits - 8.3%
             Amstel Funding Corp.,
              4.59%, 7/21/06                         30,000   29,809
              5.00%, 7/26/06                         30,000   29,771
              4.91%, 9/22/06                         10,000    9,846
              5.15%, 11/22/06                        50,000   48,755
             Concord Minuteman Capital Co., /(1)/
              5.03%, 6/9/06, FRCP                    20,022   20,022
              5.03%, 6/12/06, FRCP                   35,000   34,997
              5.03%, 6/19/06, FRCP                   25,000   24,999
              5.03%, 6/20/06, FRCP                   50,000   49,997
              4.71%, 8/3/06                          18,000   17,852
             Crown Point Capital Co., FRCP, /(1)/
              4.83%, 6/8/06                          20,000   19,999
              5.03%, 6/19/06                         31,000   30,999
             Fairway Finance Corp., FRCP,
              5.03%, 6/21/06                         25,000   24,999
              5.03%, 6/26/06                         58,000   57,999
             Galleon Capital Corp.,
              5.06%, 6/1/06                          29,000   29,000
             Gemini Securitization,
              5.06%, 7/10/06                         25,000   24,866
             Gotham Funding Corp., /(1)/
              5.03%, 6/5/06                          14,436   14,428
              5.03%, 6/8/06                          25,000   24,975
              5.03%, 6/15/06                         15,930   15,899
              5.03%, 6/16/06                         10,000    9,979
             Legacy Capital LLC,/ (1)/
              4.99%, 6/2/06                          15,000   14,998
              4.98%, 7/18/06                         23,000   22,850
             Lexington Parker Capital, FRCP,
              4.97%, 6/1/06                          15,000   15,000
              4.97%, 6/2/06                          15,000   15,000
              4.77%, 6/6/06                          35,000   34,998
              5.02%, 6/7/06                          20,000   20,000
              5.03%, 6/16/06                          6,000    6,000
              4.96%, 7/7/06                          45,000   44,995
              4.97%, 7/10/06                         33,000   32,996
              5.14%, 8/21/06                         38,000   37,996

                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
       COMMERCIAL PAPER - 18.6% - CONTINUED
       Multi-Seller Conduits - 8.3% - (continued)
         Liberty Street Funding Co.,
          4.98%, 6/1/06                                $25,000  $ 25,000
          5.02%, 6/22/06                                20,000    19,941
          5.03%, 6/26/06                                15,000    14,948
         Sheffield Receivables Corp.,
          5.04%, 7/6/06                                 36,715    36,535
         Variable Funding Capital, FRCP,
          4.98%, 6/1/06                                 30,000    30,000
         Versailles,
          5.00%, 6/1/06                                 10,000    10,000
          5.02%, 6/5/06                                 10,000     9,994
         Victory Receivables Corp.,
          5.03%, 6/7/06                                 20,000    19,983
       ---------------------------------------------  --------- --------
                                                                 930,425
       ---------------------------------------------  --------- --------
       Other Receivables - 1.6%
         Thornburg Mortgage Capital Resources, /(1)/
          5.02%, 6/2/06                                 25,000    24,997
          5.03%, 6/5/06                                 40,000    39,978
          5.04%, 6/9/06                                 30,000    29,966
          5.05%, 6/12/06                                25,000    24,961
          5.05%, 6/13/06                                40,000    39,933
          5.05%, 6/15/06                                25,000    24,951
       ---------------------------------------------  --------- --------
                                                                 184,786
       ---------------------------------------------  --------- --------
       Single Seller Conduits - 0.7%
         Blue Spice LLC,
          5.07%, 6/1/06                                 54,250    54,250
          5.02%, 7/10/06                                22,000    21,880
       ---------------------------------------------  --------- --------
                                                                  76,130
       ---------------------------------------------  --------- --------
       Structured Investment Vehicles - 2.9%
         Aquifer Funding LLC,
          5.02%, 6/6/06                                 21,500    21,485
         Cancara Asset Securitization Ltd., FRCP,
          5.04%, 6/15/06                                35,000    35,000
         Deer Valley Funding LLC,
          5.03%, 6/12/06                                15,000    14,977
          5.03%, 6/14/06                                35,000    34,936
          5.03%, 6/22/06                                40,000    39,883
          5.06%, 7/5/06                                 25,000    24,881
         Grampian Funding Ltd., /(1)/
          5.00%, 7/26/06                                40,000    39,694
         Surrey Funding Corp.,
          5.02%, 7/7/06                                 40,000    39,799

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                    PRINCIPAL
                                                     AMOUNT     VALUE
                                                     (000S)     (000S)
       COMMERCIAL PAPER - 18.6% - CONTINUED
       Structured Investment Vehicles - 2.9% - (continued)
         Whistlejacket Capital LLC, FRCP, /(1)/
          5.53%, 6/26/06                             $12,000  $   11,999
         White Pine Finance LLC,
          5.04%, 6/22/06, FRCP /(1)/                  25,993      25,990
          5.04%, 6/26/06, FRCP /(1)/                  12,000      11,999
          4.99%, 7/17/06                              20,000      19,872
       -------------------------------------------  --------- ----------
                                                                 320,515
       -------------------------------------------  --------- ----------
       Total Commercial Paper (Cost $2,083,658)                2,083,658

       CORPORATE NOTES/BONDS - 21.8%
       Chemicals and Allied Products - 0.7%
         Merck & Co., Inc., MTN, /(1)/
          4.52%, 2/22/07                              50,000      49,702
         Pfizer Investment Capital PLC, FRN,/ (1)/
          5.04%, 6/15/06                              25,000      25,000
       -------------------------------------------  --------- ----------
                                                                  74,702
       -------------------------------------------  --------- ----------
       Domestic Depository Institutions - 2.7%
         American Express Bank, FSB, FRN,
          5.04%, 6/8/06                               75,000      75,000
          5.08%, 6/19/06                              55,000      55,009
         Bank of America, N.A., FRN,
          5.06%, 7/26/06                              50,000      50,000
         HSBC USA, Inc., FRN,
          5.06%, 6/15/06                              30,000      30,000
         Marshall & Ilsley Bank, MTN,
          5.18%, 12/15/06                             35,000      35,061
         National City Bank Cleveland, FRN,
          4.98%, 7/5/06                               19,250      19,251
         Wachovia Bank, N.A., FRN,
          4.79%, 6/5/06                               35,000      35,000
       -------------------------------------------  --------- ----------
                                                                 299,321
       -------------------------------------------  --------- ----------
       Foreign Depository Institutions - 1.8%
         Australia and New Zealand Banking Group, FRN, /(1)/
          5.05%, 6/7/06                               20,000      20,000
          5.06%, 6/23/06                              25,000      25,000
         Nordea Bank Finland, New York Branch, FRN, /(1)/
          5.06%, 6/12/06                              33,000      33,000
         Royal Bank of Canada, FRN,
          5.11%, 6/12/06                              28,000      28,002
         Royal Bank of Scotland PLC, FRN, /(1)/
          5.07%, 6/21/06                              75,000      75,000

                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
       CORPORATE NOTES/BONDS - 21.8% - CONTINUED
       Foreign Depository Institutions - 1.8% - (continued)
         Westpac Banking Corp., FRN,
          4.93%, 6/12/06                              $ 20,000  $ 20,000
       ---------------------------------------------  --------- --------
                                                                 201,002
       ---------------------------------------------  --------- --------
       Insurance Carriers - 1.4%
         Allstate Life Global Funding II, FRN, /(1)/
          5.14%, 6/16/06                                30,000    30,000
         ASIF Global Financing XXXI, FRN, /(1)/
          5.19%, 8/23/06                                75,000    75,004
         MET Life Global Funding I, FRN, /(1)/
          5.14%, 6/15/06                                55,000    55,000
       ---------------------------------------------  --------- --------
                                                                 160,004
       ---------------------------------------------  --------- --------
       Non-Depository Personal Credit - 3.9%
         American Express Credit Corp., FRN,
          5.04%, 6/9/06                                 70,000    70,000
         General Electric Capital Corp., FRN,
          4.86%, 6/8/06                                 30,000    30,007
          4.92%, 6/8/06                                 80,000    80,000
          5.18%, 6/9/06                                 48,000    48,007
         HSBC Finance Corp., FRN,
          5.06%, 6/6/06                                 35,000    35,000
          5.11%, 6/26/06                                40,000    40,000
          5.16%, 7/27/06                                25,000    25,005
          5.26%, 8/31/06                                20,000    20,010
         SLM Corp., FRN, /(1)/
          5.08%, 6/12/06                                65,000    65,000
         Toyota Motor Credit Corp., FRN,
          4.86%, 6/15/06                                24,000    23,999
       ---------------------------------------------  --------- --------
                                                                 437,028
       ---------------------------------------------  --------- --------
       Security and Commodity Brokers - 4.7%
         Bear Stearns Co., Inc., FRN,
          5.11%, 6/5/06                                 25,000    25,000
         Citigroup Global Markets, FRN,
          5.00%, 6/12/06                                 5,000     5,004
         Goldman Sachs Group, FRN,
          5.10%, 6/27/06                                60,000    60,000
         Lehman Brothers Holdings, FRN,
          5.17%, 6/22/06                               120,000   120,000
          5.20%, 8/26/06                                23,000    23,000
         Merrill Lynch & Co., FRN, MTN,
          5.11%, 6/5/06                                 55,000    55,000
          5.28%, 6/12/06                                43,000    43,006
          5.18%, 8/29/06                                40,000    40,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



                                                     PRINCIPAL
                                                      AMOUNT     VALUE
                                                      (000S)     (000S)
       CORPORATE NOTES/BONDS - 21.8% - CONTINUED
       Security and Commodity Brokers - 4.7% - (continued)
         Morgan Stanley, FRN,
          5.11%, 6/15/06                             $ 30,000  $   30,000
          5.16%, 6/27/06                              120,000     120,002
       --------------------------------------------- --------- ----------
                                                                  521,012
       --------------------------------------------- --------- ----------
       Structured Investment Vehicles - 6.2%
         Beta Finance, Inc., FRN, MTN, /(1)/
          5.07%, 6/15/06                               25,000      25,001
          5.09%, 6/15/06                               40,000      40,009
          5.09%, 6/20/06                               10,000      10,003
          5.05%, 7/20/06                               36,300      36,299
         CC U.S.A., Inc., FRN, MTN, /(1)/
          5.06%, 6/14/06                               29,000      29,001
          5.17%, 8/15/06                               30,000      30,004
          5.21%, 8/25/06                               10,000      10,001
         Cullinan Finance, FRN, /(1)/
          4.83%, 6/9/06                                15,000      14,998
          5.04%, 6/15/06                               25,000      24,997
          5.04%, 6/26/06                               70,000      69,993
          5.13%, 8/15/06                               10,000       9,998
         Dorada Finance, Inc., FRN, /(1)/
          5.05%, 6/15/06                               29,000      29,000
          5.07%, 6/15/06                               25,000      25,001
         Five Finance, FRN, /(1)/
          4.97%, 6/1/06                                25,000      24,999
          5.03%, 6/15/06                               20,000      19,997
         Links Finance LLC, FRN, MTN, /(1)/
          5.04%, 6/12/06                               10,000       9,999
          5.04%, 6/14/06                               50,000      49,997
          5.04%, 6/26/06                               25,000      24,998
          4.98%, 7/10/06                               25,000      24,998
          4.99%, 7/11/06                               22,000      21,998
          5.04%, 7/17/06                               20,000      19,998
         Sigma Finance, Inc., FRN, /(1)/
          5.03%, 6/12/06                               45,000      44,999
          5.04%, 6/23/06                               50,000      50,000
         Whistlejacket Capital LLC, FRN, MTN, /(1)/
          5.08%, 6/15/06                               25,000      25,004
          5.07%, 6/20/06                               25,000      25,006
       --------------------------------------------- --------- ----------
                                                                  696,298
       --------------------------------------------- --------- ----------
       Transportation Equipment - 0.4%
         American Honda Finance, FRN, /(1)/
          4.88%, 6/7/06                                27,000      27,011
          5.07%, 7/26/06                               20,000      20,000
       --------------------------------------------- --------- ----------
                                                                   47,011
       --------------------------------------------- --------- ----------
       Total Corporate Notes/Bonds (Cost $2,436,378)            2,436,378

                                                     PRINCIPAL
                                                      AMOUNT     VALUE
                                                      (000S)     (000S)
      EURODOLLAR TIME DEPOSITS - 9.6%
      Domestic Depository Institutions - 1.8%
        Fifth Third Bank, Grand Cayman,
         5.08%, 6/1/06                               $103,700  $  103,700
        Key Bank, N.A., Grand Cayman,
         5.06%, 6/1/06                                 93,819      93,819
      ---------------------------------------------  --------- ----------
                                                                  197,519
      ---------------------------------------------  --------- ----------
      Foreign Depository Institutions - 7.8%
        Australia and New Zealand Bank, London,
         5.08%, 6/1/06                                100,000     100,000
        Banque Fed Cred Mutuel, Strasbourg,
         5.05%, 6/2/06                                120,000     120,000
        BNP Paribas, Paris,
         5.08%, 6/1/06                                200,000     200,000
        Fortis Bank, Brussels, Belgium,
         5.08%, 6/1/06                                200,000     200,000
        KBC Bank, N.V., London,
         5.08%, 6/1/06                                100,000     100,000
        National Bank of Canada, Montreal, Canada,
         5.05%, 6/9/06                                 50,000      50,000
        Rabobank Nederland, Grand Cayman,
         5.01%, 6/5/06                                100,000     100,000
      ---------------------------------------------  --------- ----------
                                                                  870,000
      ---------------------------------------------  --------- ----------
      Total Eurodollar Time Deposits (Cost $1,067,519)          1,067,519

      MUNICIPAL INVESTMENTS - 1.3%
      Administration of Environmental and Housing Programs - 0.3%
        Florida Housing Finance Corp., Taxable
         Revenue Bonds, Series 2002A, Affordable
         Housing (AMBAC Insured),
         5.06%, 6/8/06                                  6,700       6,700
        State of Texas G.O. Taxable, Veterans' Land
         Refunding Bonds, Series 2000,
         5.05%, 6/8/06                                 20,000      20,000
        State of Texas G.O. Taxable VRDB, Veterans'
         Land Refunding Bonds, Series 2002,
         5.05%, 6/8/06                                  9,850       9,850
      ---------------------------------------------  --------- ----------
                                                                   36,550
      ---------------------------------------------  --------- ----------
      Amusement and Recreation Services - 0.1%
        Downtown Marietta, Georgia, Development
         Authority Taxable Revenue Bonds,
         Series A, Conference Center Project,
         5.18%, 6/8/06                                  1,000       1,000

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 19 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 1.3% - CONTINUED
     Amusement and Recreation Services - 0.1% - (continued)
       Harris County, Houston, Texas, Taxable
        Revenue Bonds, Series E, Sports Authority
        Junior Lien NFL (MBIA Insured),
        5.09%, 6/8/06                                      $ 1,000  $ 1,000
       HealthTrack Sports and Wellness, Taxable,
        Series 1997 (JPMorgan Chase Bank LOC),
        5.09%, 6/8/06                                        3,640    3,640
     ---------------------------------------------------  --------- -------
                                                                      5,640
     ---------------------------------------------------  --------- -------
     Bank Holding Companies - 0.1%
       Illinois Student Assistance Commission Student
        Loan VRDB Taxable, Series D (Bank of
        America N.A. LOC),
        5.07%, 6/8/06                                       11,000   11,000
     ---------------------------------------------------  --------- -------
     Educational Services - 0.1%
       North Texas Higher Education Authority, Inc.,
        Student Loan VRDB Taxable, Series 2006C
        (AMBAC Insured),
        5.06%, 6/8/06                                       15,000   15,000
     ---------------------------------------------------  --------- -------
     Executive, Legislative and General Government - 0.3%
       Cook County, Illinois, G.O. Taxable Bonds,
        Series 2002A,
        5.13%, 6/8/06                                       21,200   21,200
       Cook County, Illinois, G.O. Taxable Bonds,
        Series 2004D,
        5.13%, 6/8/06                                       15,000   15,000
     ---------------------------------------------------  --------- -------
                                                                     36,200
     ---------------------------------------------------  --------- -------
     Miscellaneous Retail - 0.1%
       Macon-Bibb County, Georgia, IDR, Taxable
        Revenue Bonds, Bass Pro Outdoor World LLC
        (General Electric Capital Corp. LOC), /(1)/
        5.09%, 6/8/06                                       13,000   13,000
     ---------------------------------------------------  --------- -------
     Museums, Galleries and Gardens - 0.1%
       Illinois Educational Facilities Authority Taxable
        Revenue Bonds, Series 2000A, Art Institute of
        Chicago,
        5.09%, 6/8/06                                        4,800    4,800
     ---------------------------------------------------  --------- -------
     Real Estate - 0.0%
       Alaska Industrial Development and Export
        Authority Taxable Revenue Bonds,
        Series 1988, Labar Property Lot 5 Project
        (Wells Fargo Bank N.A.),
        5.31%, 6/8/06                                          927      927
     ---------------------------------------------------  --------- -------

                                                      PRINCIPAL
                                                       AMOUNT     VALUE
                                                       (000S)     (000S)
      MUNICIPAL INVESTMENTS - 1.3% - CONTINUED
      Specialty Hospitals - 0.0%
        Arizona State University Taxable Revenue
         Bonds, Series 2004B, Nanotechnology
         Research Project (MBIA Insured),
         5.07%, 6/8/06                                $  1,600  $    1,600
      ----------------------------------------------  --------- ----------
      Water Services - 0.2%
        Los Angeles, California, Department of Water
         and Power Waterworks Taxable VRDB,
         Series B-1,
         5.04%, 6/8/06                                  20,000      20,000
      ----------------------------------------------  --------- ----------
      Total Municipal Investments (Cost $144,717)                  144,717

      U.S. GOVERNMENT AGENCIES - 0.3% /(2)/
      Freddie Mac - 0.3%
        FHLMC Bond,
         4.76%, 2/9/07                                  20,000      20,000
        FHLMC Note,
         4.25%, 4/5/07                                  12,700      12,615
      ----------------------------------------------  --------- ----------
      Total U.S. Government Agencies (Cost $32,615)                 32,615
      ----------------------------------------------  --------- ----------
      Investments, at Amortized Cost ($8,184,765)                8,184,765
      REPURCHASE AGREEMENTS - 30.0%
      (Colld. at a minimum of 102%)
      Joint Repurchase Agreements - 2.0%
        Bank of America Securities LLC, dated
         5/31/06, repurchase price $73,991
         4.89%, 6/1/06                                  73,980      73,980
        Morgan Stanley & Co., Inc., dated 5/31/06,
         repurchase price $49,327
         4.89%, 6/1/06                                  49,321      49,321
        Societe Generale, New York Branch, dated
         5/31/06, repurchase price $24,664
         4.90%, 6/1/06                                  24,660      24,660
        UBS Securities LLC, dated 5/31/06,
         repurchase price $73,991
         4.89%, 6/1/06                                  73,980      73,980
      ----------------------------------------------  --------- ----------
                                                                   221,941
      ----------------------------------------------  --------- ----------
      (Colld. at a minimum of 102%)
      Repurchase Agreements - 28.0%
        Bank of America N.A., dated 5/31/06,
         repurchase price $935,131
         5.05%, 6/1/06                                 935,000     935,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



                                                   PRINCIPAL
                                                    AMOUNT      VALUE
                                                    (000S)      (000S)
       REPURCHASE AGREEMENTS - 30.0% - CONTINUED
       (Colld. at a minimum of 102%)
       Repurchase Agreements - 28.0% - (continued)
         Bank of America Securities LLC, dated
          5/31/06, repurchase price $580,081
          5.05%, 6/1/06                            $580,000     $580,000
         BNP Paribas Securities Corp., dated
          5/31/06, repurchase price $240,034
          5.05%, 6/1/06                             240,000      240,000
         Citigroup Global Markets, Inc., dated
          5/31/06, repurchase price $175,025
          5.05%, 6/1/06                             175,000      175,000
         Credit Suisse First Boston Corp., dated
          5/31/06, repurchase price $480,067
          5.04%, 6/1/06                             480,000      480,000
         Deutsche Bank Securities, Inc., dated
          5/31/06, repurchase price $350,049
          5.04%, 6/1/06                             350,000      350,000
         Goldman Sachs & Co., dated 5/31/06,
          repurchase price $125,018
          5.10%, 6/1/06                             125,000      125,000
         Lehman Brothers, Inc., dated 5/31/06,
          repurchase price $22,477
          5.07%, 6/1/06                              22,474       22,474
         Merrill Lynch, dated 5/31/06, repurchase
          price $155,022
          5.04%, 6/1/06                             155,000      155,000
         UBS Securities LLC, dated 5/31/06,
          repurchase price $60,008
          5.05%, 6/1/06                              60,000       60,000
       ------------------------------------------  --------- -----------
                                                               3,122,474
       ------------------------------------------  --------- -----------
       Total Repurchase Agreements (Cost $3,344,415)           3,344,415
       ------------------------------------------  --------- -----------
       Total Investments - 103.3% (Cost $11,529,180) /(3)/    11,529,180
          Liabilities less Other Assets - (3.3)%                (364,523)
       ------------------------------------------  --------- -----------
       NET ASSETS - 100.0%                                   $11,164,657

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(3)The cost for federal income tax purposes was $11,529,180.

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 21 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       GOVERNMENT PORTFOLIO

                                              PRINCIPAL
                                               AMOUNT     VALUE
                                               (000S)     (000S)
              U.S. GOVERNMENT AGENCIES - 72.8%/ (1)/
              Fannie Mae - 45.7%
                FNMA Bond,
                 4.00%, 10/16/06              $  3,250  $    3,242
                FNMA Discount Notes,
                 4.65%, 6/1/06                  20,000      20,000
                 4.84%, 6/1/06                 215,000     215,000
                 4.82%, 7/3/06                  28,823      28,699
                 4.99%, 8/1/06                  15,000      14,873
                 5.00%, 8/1/06                 186,000     184,424
                 4.91%, 10/2/06                 45,000      44,245
                 5.06%, 11/22/06                20,000      19,511
                 4.61%, 1/26/07                 70,000      67,858
                FNMA FRN,
                 4.95%, 6/7/06                  65,000      64,995
                 4.79%, 6/21/06                240,000     239,917
                 4.81%, 6/21/06                 75,000      74,928
                 4.81%, 6/22/06                155,000     154,964
                FNMA Notes,
                 3.25%, 7/12/06                 60,000      59,881
                 2.63%, 11/15/06                15,000      14,822
                 2.69%, 1/30/07                 95,000      93,760
                 4.00%, 5/23/07                 31,471      31,085
              ------------------------------- --------- ----------
                                                         1,332,204
              ------------------------------- --------- ----------
              Federal Farm Credit Bank - 8.9%
                FFCB Discount Note,
                 4.98%, 4/13/07                 15,000      14,344
                FFCB FRN,
                 4.86%, 6/1/06                  50,000      49,956
                 4.93%, 6/1/06                  40,000      39,993
                 4.96%, 6/19/06                 85,000      84,988
                 5.01%, 6/19/06                 25,000      25,000
                 4.94%, 6/27/06                 25,000      25,000
                 4.95%, 6/30/06                 20,000      19,995
              ------------------------------- --------- ----------
                                                           259,276
              ------------------------------- --------- ----------
              Federal Home Loan Bank - 10.3%
                FHLB Discount Notes,
                 4.95%, 6/1/06                  24,158      24,158
                 4.88%, 6/9/06                  65,000      64,930
                 4.90%, 6/14/06                 75,000      74,867
                 4.95%, 6/14/06                 25,000      24,955
                 4.93%, 6/21/06                 35,000      34,904
                 4.45%, 9/5/06                  15,000      14,822

                                                     PRINCIPAL
                                                      AMOUNT     VALUE
                                                      (000S)     (000S)
       U.S. GOVERNMENT AGENCIES - 72.8%/ (1)/ - CONTINUED
       Federal Home Loan Bank - 10.3% - (continued)
         FHLB Notes,
          2.63%, 2/16/07                             $ 45,000  $   44,192
          4.00%, 4/25/07                               17,000      16,811
       --------------------------------------------  --------- ----------
                                                                  299,639
       --------------------------------------------  --------- ----------
       Freddie Mac - 7.9%
         FHLMC Discount Notes,
          5.06%, 11/21/06                              10,000       9,757
          5.00%, 4/13/07                               30,000      28,683
         FHLMC FRN,
          4.78%, 6/19/06                              110,000     109,960
          4.88%, 7/6/06                                35,000      34,986
         FHLMC Notes,
          5.50%, 7/15/06                               10,000      10,006
          3.75%, 11/15/06                              25,000      24,899
          3.63%, 2/15/07                               10,000       9,886
       --------------------------------------------  --------- ----------
                                                                  228,177
       --------------------------------------------  --------- ----------
       Total U.S. Government Agencies (Cost $2,119,296)         2,119,296

       REPURCHASE AGREEMENTS - 27.3%
       (Colld. at a minimum of 102%)
       Joint Repurchase Agreements - 4.4%
         Bank of America Securities LLC, dated
          5/31/06, repurchase price $42,890
          4.89%, 6/1/06                                42,884      42,884
         Morgan Stanley & Co., Inc., dated 5/31/06,
          repurchase price $28,593
          4.89%, 6/1/06                                28,590      28,590
         Societe Generale, New York Branch, dated
          5/31/06, repurchase price $14,297
          4.90%, 6/1/06                                14,295      14,295
         UBS Securities LLC, dated 5/31/06,
          repurchase price $42,890
          4.89%, 6/1/06                                42,884      42,884
       --------------------------------------------  --------- ----------
                                                                  128,653
       --------------------------------------------  --------- ----------
       (Colld. at a minimum of 102%)
       Repurchase Agreements - 22.9%
         Bank of America Securities LLC, dated
          5/31/06, repurchase price $135,019
          5.05%, 6/1/06                               135,000     135,000
         Bank of America Securities LLC, dated
          5/31/06, repurchase price $250,035
          5.06%, 6/1/06                               250,000     250,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



                                                   PRINCIPAL
                                                    AMOUNT     VALUE
                                                    (000S)     (000S)
       REPURCHASE AGREEMENTS - 27.3% - CONTINUED
       (Colld. at a minimum of 102%)
       Repurchase Agreements - 22.9% - (continued)
         Lehman Brothers, Inc., dated 5/31/06,
          repurchase price $117,307
          5.07%, 6/1/06                            $117,290    $117,290
         Merrill Lynch, dated 5/31/06, repurchase
          price $130,018
          5.04%, 6/1/06                             130,000     130,000
         UBS Securities LLC, dated 5/31/06,
          repurchase price $35,005
          5.05%, 6/1/06                              35,000      35,000
       ------------------------------------------- --------- ----------
                                                                667,290
       ------------------------------------------- --------- ----------
       Total Repurchase Agreements (Cost $795,943)              795,943
       ------------------------------------------- --------- ----------
       Total Investments - 100.1% (Cost $2,915,239)/ (2)/     2,915,239
          Liabilities less Other Assets - (0.1)%                 (2,362)
       ------------------------------------------- --------- ----------
       NET ASSETS - 100.0%                                   $2,912,877

(1)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)The cost for federal income tax purposes was $2,915,239.

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 23 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2006 (UNAUDITED)


       GOVERNMENT SELECT PORTFOLIO


                                              PRINCIPAL
                                               AMOUNT     VALUE
                                               (000S)     (000S)
             U.S. GOVERNMENT AGENCIES - 100.1%/ (1)/
             Federal Farm Credit Bank - 34.9%
               FFCB Discount Notes,
                4.89%, 6/1/06                 $160,000  $  160,000
                4.37%, 6/6/06                   20,000      19,988
                4.80%, 6/15/06                  75,000      74,860
                4.16%, 10/12/06                 35,000      34,462
                4.95%, 10/25/06                 20,000      19,599
                4.38%, 11/2/06                  50,000      49,063
                4.47%, 1/16/07                  24,000      23,317
                4.96%, 2/15/07                  20,000      19,286
               FFCB FRN,
                4.86%, 6/1/06                   70,000      69,938
                4.88%, 6/1/06                  210,000     209,991
                4.89%, 6/1/06                   50,000      49,996
                4.93%, 6/1/06                   50,000      49,991
                4.95%, 6/1/06                  100,000      99,995
                4.93%, 6/4/06                   40,000      40,000
                4.98%, 6/5/06                   75,000      74,997
                5.01%, 6/13/06                  75,000      74,997
                4.81%, 6/19/06                  75,000      74,989
                4.96%, 6/19/06                  75,000      74,989
                5.01%, 6/19/06                  55,000      54,999
                5.01%, 6/25/06                  30,000      29,999
                4.94%, 6/26/06                  40,000      40,000
                4.95%, 6/26/06                  75,000      74,988
                4.94%, 6/27/06                  30,000      30,000
                4.94%, 6/28/06                  90,000      90,000
                4.95%, 6/28/06                  55,000      54,986
               FFCB Notes,
                2.17%, 6/16/06                  15,000      14,983
                3.70%, 7/5/06                   10,000       9,990
                2.13%, 7/17/06                  10,000       9,970
                2.38%, 10/2/06                  10,000       9,909
                4.35%, 10/19/06                 10,000      10,000
             -------------------------------- --------- ----------
                                                         1,650,282
             -------------------------------- --------- ----------
             Federal Home Loan Bank - 65.2%
               FHLB Bond,
                5.00%, 4/3/07                   10,000       9,993
               FHLB Discount Notes,
                4.89%, 6/1/06                  844,981     844,981
                4.91%, 6/1/06                  200,000     200,000
                4.95%, 6/1/06                   30,189      30,189
                4.42%, 6/2/06                  125,074     125,059
                4.88%, 6/2/06                  100,000      99,986
                4.88%, 6/7/06                   80,000      79,935
                4.90%, 6/7/06                   30,000      29,976
                4.89%, 6/9/06                   50,000      49,946

                                                       PRINCIPAL
                                                        AMOUNT     VALUE
                                                        (000S)     (000S)
    U.S. GOVERNMENT AGENCIES - 100.1%/ (1)/ - CONTINUED
    Federal Home Loan Bank - 65.2% - (continued)
      FHLB Discount Notes, - (continued)
       4.90%, 6/14/06                                  $ 30,000     $29,947
       4.95%, 6/14/06                                    56,925      56,823
       4.90%, 6/16/06                                    95,000      94,806
       4.91%, 6/21/06                                    76,900      76,690
       4.94%, 6/23/06                                    98,000      97,704
       4.95%, 6/28/06                                   175,000     174,350
       4.86%, 6/30/06                                    63,000      62,754
       5.00%, 8/25/06                                    17,600      17,392
       4.45%, 9/5/06                                     38,000      37,549
      FHLB FRN,
       4.70%, 6/1/06                                     50,000      50,000
       4.77%, 6/13/06                                    15,000      15,000
       5.04%, 8/2/06                                     75,000      74,993
      FHLB Notes,
       2.00%, 6/16/06                                    10,000       9,990
       3.25%, 7/21/06                                    60,000      59,867
       2.15%, 7/28/06                                    20,000      19,927
       3.25%, 8/11/06                                    32,500      32,400
       2.88%, 8/15/06                                    64,020      63,728
       3.50%, 8/15/06                                    35,200      35,091
       4.00%, 8/18/06                                    20,000      19,975
       2.30%, 8/30/06                                    20,000      19,888
       2.88%, 9/15/06                                    45,290      45,026
       3.75%, 9/28/06                                    32,025      31,936
       3.13%, 11/15/06                                   50,250      49,887
       4.13%, 11/15/06                                    8,525       8,505
       3.88%, 12/1/06                                    45,000      44,734
       2.75%, 12/15/06                                   25,000      24,683
       3.80%, 12/29/06                                   15,000      14,887
       4.63%, 1/23/07                                    20,290      20,236
       4.63%, 1/30/07                                    50,000      49,940
       4.71%, 2/9/07                                     75,000      75,000
       2.63%, 2/16/07                                   128,000     125,699
       5.00%, 3/20/07                                    15,000      14,990
       4.00%, 4/25/07                                    50,000      49,442
       4.25%, 5/8/07                                     10,000       9,907
    -------------------------------------------------- --------- ----------
                                                                  3,083,811
    -------------------------------------------------- --------- ----------
    Total U.S. Government Agencies (Cost $4,734,093)              4,734,093
    -------------------------------------------------- --------- ----------
    Total Investments - 100.1% (Cost $4,734,093) /(2)/            4,734,093
       Liabilities less Other Assets - (0.1)%                        (5,943)
    -------------------------------------------------- --------- ----------
    NET ASSETS - 100.0%                                          $4,728,150

(1)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)The cost for federal income tax purposes was $4,734,093.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2006 (UNAUDITED)


       TAX-EXEMPT PORTFOLIO

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.2%
      Alabama - 1.5%
        Jefferson County Obligation School Warrant
         Revenue Bonds, Series 2005B
         (AMBAC Insured),
         3.50%, 6/8/06                                    $ 6,000  $ 6,000
        Montgomery IDB VRDB, Series 2005,
         General Electric Co. Project (General
         Electric Co. Gtd.),
         3.57%, 6/1/06                                      3,600    3,600
      -------------------------------------------------  --------- -------
                                                                     9,600
      -------------------------------------------------  --------- -------
      Arizona - 1.7%
        Salt River Project Agricultural Improvement and
         Power District Revenue Bonds, Citigroup
         Eagle Series 2006-14, /(1)/
         3.51%, 6/8/06                                     11,000   11,000
      -------------------------------------------------  --------- -------
      California - 0.8%
        California Department of Water Resources VRDB,
         Series 2002C-1, Power Supply Revenue Bonds
         (Dexia Credit Local LOC),
         3.43%, 6/8/06                                        750      750
        California Statewide Communities Development
         Authority Revenue VRDB, University of San
         Diego (BNP Paribas LOC),
         3.20%, 6/8/06                                        200      200
        Orange County Sanitation District COPS,
         3.48%, 6/1/06                                        100      100
        San Francisco City and County Redevelopment
         Agency Multifamily Housing Revenue VRDB,
         Series 1985B, Bayside Village Project
         (JPMorgan Chase Bank LOC),
         3.16%, 6/8/06                                      4,400    4,400
      -------------------------------------------------  --------- -------
                                                                     5,450
      -------------------------------------------------  --------- -------
      Colorado - 5.8%
        Colorado Educational and Cultural Facilities
         Authority VRDB, Series 2005, Kent Denver
         School Project (Bank of New York LOC),
         3.52%, 6/8/06                                      4,950    4,950
        Colorado Educational and Cultural Facilities
         Authority VRDB, Series 2005B-1, National
         Jewish Federation Bond Program Project
         (National City Bank Cleveland LOC),
         3.57%, 6/1/06                                        120      120

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
      Colorado - 5.8% - (continued)
        Colorado Health Facilities Authority Revenue
         VRDB, Covenant Retirement (LaSalle Bank
         N.A. LOC),
         3.52%, 6/8/06                                   $ 6,000  $ 6,000
        Colorado HFA, SFM Class 1 (SFM Class 1 GIC),
         3.43%, 1/3/07                                     6,000    6,000
        Greenwood Village G.O. Refunding VRDB,
         Series 2003, City of Fiddlers Business
         Improvement District (U.S. Bank N.A. LOC),
         3.55%, 6/8/06                                     2,900    2,900
        Park Creek Metropolitan District Revenue
         Bonds, Merrill Lynch P-Floats 157 (Danske
         Bank Gtd.), /(1) (2)/
         3.50%, 2/15/07                                   17,500   17,500
      ------------------------------------------------  --------- -------
                                                                   37,470
      ------------------------------------------------  --------- -------
      Connecticut - 0.6%
        Connecticut State Health and Educational
         Facility Authority VRDB, Series X-2, Yale
         University,
         3.40%, 6/8/06                                     3,850    3,850
      ------------------------------------------------  --------- -------
      District of Columbia - 1.9%
        District of Columbia VRDB, Series 2001,
         Henry J. Kaiser Foundation,
         3.52%, 6/8/06                                     1,200    1,200
        District of Columbia Water and Sewer VRDB,
         Citicorp Eagle Trust 8121A (FSA Corp.
         Insured), /(1)/
         3.51%, 6/8/06                                     7,000    7,000
        District of Columbia Water and Sewer VRDB,
         Series 1998, Citibank Eagle Trust 985201 (FSA
         Corp. Insured), /(1)/
         3.51%, 6/8/06                                     4,200    4,200
      ------------------------------------------------  --------- -------
                                                                   12,400
      ------------------------------------------------  --------- -------
      Florida - 5.4%
        Florida State Department of Transportation
         Revenue Bonds, Series 2005-A22, Wachovia
         MERLOTS, /(1) (2)/
         3.35%, 11/15/06                                  12,495   12,495
        Highlands County Health Facilities Authority
         VRDB, Series 1996A, Adventist Health System
         Project (FGIC Insured),
         3.47%, 6/8/06                                     2,750    2,750

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 25 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       TAX-EXEMPT PORTFOLIO (continued)

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
      Florida - 5.4% - (continued)
        Highlands County Health Facilities Authority
         VRDB, Series 2000-A, Adventist Health
         System Sunbelt (FGIC Insured),
         3.47%, 6/8/06                                    $ 1,400  $ 1,400
        Highlands County Health Facilities Authority
         VRDB, Series 2003A, Adventist Health System
         Project (SunTrust Bank LOC),
         3.50%, 6/8/06                                      3,500    3,500
        Lee County IDA Healthcare Facilities VRDB,
         Series 2002, Shell Point Village Project (Bank
         of America N.A. LOC),
         3.24%, 6/8/06                                      2,420    2,420
        Orange County IDA VRDB, Series 2002, Catholic
         Diocese Project (SunTrust Bank LOC),
         3.22%, 6/8/06                                      3,000    3,000
        Palm Beach County VRDB, Series 2003, Morse
         Obligation Group Project (KeyBank N.A. LOC),
         3.49%, 6/8/06                                      9,205    9,205
      -------------------------------------------------  --------- -------
                                                                    34,770
      -------------------------------------------------  --------- -------
      Georgia - 4.6%
        Clayton County Development Authority VRDB,
         Series 2000A, Delta Airlines Project (General
         Electric Capital Corp. LOC), /(1)/
         3.30%, 6/8/06                                     20,600   20,600
        Georgia State G.O. Bonds, Eagle Trust
         Series 97C1001, /(1)/
         3.51%, 6/8/06                                        340      340
        Macon-Bibb County Hospital Authority VRDB,
         Series 2003, Revenue Anticipation
         Certificates Medical Center of Central
         Georgia (SunTrust Bank LOC),
         3.22%, 6/8/06                                      2,700    2,700
        Macon Lease Refunding Revenue Bonds,
         Series 2004, Bibb County School District
         Project (Bibb County Gtd.),
         3.47%, 6/8/06                                      2,825    2,825
        Smyrna Housing Authority Multifamily Housing
         Revenue Bonds, Series 1997, F& M Villages
         Project (FNMA Gtd.),
         3.21%, 6/8/06                                      3,270    3,270
      -------------------------------------------------  --------- -------
                                                                    29,735
      -------------------------------------------------  --------- -------

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
       MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
       Idaho - 1.0%
         Power County PCR VRDB, FMC Corp. Project
          (Wachovia Bank N.A. LOC),
          3.55%, 6/1/06                                   $6,330   $6,330
       ------------------------------------------------  --------- ------
       Illinois - 12.1%
         Arlington Heights Multifamily Housing Revenue VRDB,
          Series 1997, Dunton Tower Apartments Project
          (Marshall & Ilsley Bank LOC),
          3.47%, 6/8/06                                    4,150    4,150
         Chicago Board of Education G.O., Series A,
          Merrill P-Floats PA-617, School Reform Board
          (FGIC Insured), /(1)/
          3.52%, 6/8/06                                    4,995    4,995
         Chicago Board of Education Variable Rate
          Certificates, Series 2000A, School Reform
          Board (FGIC Insured), /(1)/
          3.57%, 6/8/06                                    4,205    4,205
         Chicago G.O. Refunding Bonds, Series 1998,
          Citicorp Eagle Trust 981302 (FSA Corp.
          Insured), /(1)/
          3.51%, 6/8/06                                    1,000    1,000
         Chicago G.O. Tender Notes, Series 2006
          (Bank of America N.A. LOC),
          3.35%, 12/7/06                                   5,000    5,000
         Chicago Metropolitan Water Reclamation
          District G.O. VRDB, Series 2002A,
          3.25%, 6/8/06                                    3,100    3,100
         Chicago School Reform Board G.O. Bonds,
          Series 1996, Variable Rate Certificates, Bank
          of America Securities (MBIA Insured), /(1)/
          3.57%, 6/8/06                                    1,800    1,800
         Cook County Public Purpose Revenue Bonds,
          Series 1990, Claretian Association
          Neighborhood Office, Inc. Project
          (FHLB LOC),
          5.25%, 6/8/06                                    3,030    3,030
         Illinois Development Finance Authority
          Economic Development Revenue Bonds,
          Series 2003, Resurrection Center Project
          (Harris N.A. LOC),
          3.47%, 6/8/06                                    5,035    5,035

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
     Illinois - 12.1% - (continued)
       Illinois Development Finance Authority Revenue
        Bonds, Series 2001, YMCA of Metropolitan
        Chicago Project (Harris N.A. LOC),
        3.25%, 6/8/06                                      $   500  $   500
       Illinois Development Finance Authority Revenue
        VRDB, Series 2001C, Evanston Northwestern,
        3.50%, 6/8/06                                          500      500
       Illinois Educational Facilities Authority Revenue
        Bonds, University of Chicago Project,
        3.10%, 6/27/06                                       8,000    8,000
       Illinois Health Facilities Authority Revenue
        Bonds, Series 1997, Central Baptist Home for
        the Aged Project (Allied Irish Bank LOC),
        3.49%, 6/8/06                                        9,500    9,500
       Illinois Health Facilities Authority Revenue
        Bonds, Series 2003-B, Advocate Healthcare
        Network,
        3.40%, 1/4/07                                       10,000   10,000
       Illinois International Port District Revenue
        Refunding VRDB, Series 2003 (LaSalle Bank
        N.A. LOC),
        3.49%, 6/8/06                                        3,000    3,000
       Illinois State Sales TRB, Citigroup Series ROCS
        RR-II-R-4542,/ (1)/
        3.51%, 6/8/06                                        3,955    3,955
       Kane County Revenue Bonds, Series 1993,
        Glenwood School for Boys (Harris N.A. LOC),
        3.30%, 6/8/06                                        3,700    3,700
       Peoria IDR Bonds, Series 1997, Peoria
        Production Shop Project (JPMorgan Chase
        Bank LOC),
        3.70%, 6/8/06                                          645      645
       Will County VRDB, Series 2004, Joliet Catholic
        Academy Project (Harris N.A. LOC),
        3.53%, 6/8/06                                        6,250    6,250
     ---------------------------------------------------  --------- -------
                                                                     78,365
     ---------------------------------------------------  --------- -------
     Indiana - 5.8%
       Indiana Bond Bank Revenue Bonds, Series
        2006A, Advanced Funding Program Notes,
        4.50%, 2/1/07                                        2,500    2,519
       Indiana Development Finance Authority
        Revenue VRDB, Series 2002, Indianapolis
        Museum of Art (JPMorgan Chase Bank LOC),
        3.25%, 6/8/06                                        1,700    1,700

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
     Indiana - 5.8% - (continued)
       Indiana Health and Educational Facilities
        Finance Authority Revenue Bonds,
        Series 2005A, Howard Regional Health
        System Project (Comerica Bank LOC),
        3.63%, 6/1/06                                     $1,000   $ 1,000
       Indiana Health Facility Financing Authority
        VRDB, Series 2000, Senior Living Greencroft
        Project (LaSalle Bank N.A. LOC),
        3.48%, 6/8/06                                      1,190     1,190
       Indiana Health Facility Financing Authority
        VRDB, Series 2002B, Fayette Memorial
        Hospital Association (Fifth Third Bank LOC),
        3.63%, 6/1/06                                      7,700     7,700
       Indiana Health Facility Financing Authority VRDB,
        Series 2004A, Margaret Mary Community
        Hospital Project (Fifth Third Bank LOC),
        3.63%, 6/1/06                                        900       900
       Indiana Public Improvement Bond Bank
        Revenue VRDB, Series A, ABN AMRO
        Munitops Certificate Trust Series 2002-7, /(1)/
        3.74%, 6/8/06                                      7,500     7,500
       Indiana Transportation Authority Highway
        Revenue Bonds, Citicorp Eagle Trust
        Series 981402, /(1)/
        3.51%, 6/8/06                                      5,460     5,460
       Perry Township Building Corp. Revenue Bonds,
        Series 2005, ABN AMRO Munitops Certificate
        Trust 2005-6 (FSA Corp. Insured), /(1)/
        3.52%, 6/8/06                                      9,810     9,810
     --------------------------------------------------  --------- -------
                                                                    37,779
     --------------------------------------------------  --------- -------
     Iowa - 3.1%
       Iowa Finance Authority VRDB, Series 2000,
        YMCA and Rehab Center Project (Bank of
        America N.A. LOC),
        3.52%, 6/8/06                                      2,000     2,000
       Iowa Finance Authority VRDB, Series 2003A,
        St. Luke's Health Foundation of Sioux City
        Project (General Electric Capital Corp. LOC),
        3.47%, 6/8/06                                      6,300     6,300
       Iowa Higher Education Loan Authority Revenue
        Bonds, Series 2002, Luther College Project
        (U.S. Bank N.A. LOC),
        3.48%, 6/8/06                                      3,000     3,000

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 27 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       TAX-EXEMPT PORTFOLIO (continued)

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
       MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
       Iowa - 3.1% - (continued)
         Iowa Higher Education Loan Authority
          Revenue VRDB, Private College, Series 2003,
          Des Moines University Project (Allied Irish
          Bank LOC),
          3.63%, 6/1/06                                 $ 8,300  $ 8,300
       ----------------------------------------------  --------- -------
                                                                  19,600
       ----------------------------------------------  --------- -------
       Kansas - 5.2%
         Kansas Development Finance Authority VRDB,
          Series 2004C, Adventist Health System/
          Sunbelt (SunTrust Bank LOC),
          3.48%, 6/8/06                                   5,000    5,000
         Kansas State Department of Transportation
          Highway Revenue Bonds, Series 2004C-1,
          3.20%, 6/8/06                                  13,930   13,930
         Olathe Senior Living Facility Revenue VRDB,
          Series C-1, Catholic Care Campus (LaSalle
          Bank N.A. LOC),
          3.48%, 6/8/06                                  11,000   11,000
         University Kansas Hospital Authority VRDB,
          KU Health Systems (Harris N.A. LOC),
          3.58%, 6/1/06                                   3,850    3,850
       ----------------------------------------------  --------- -------
                                                                  33,780
       ----------------------------------------------  --------- -------
       Kentucky - 2.1%
         Fort Mitchell League of Cities Revenue VRDB,
          Series 2002A, Trust Lease Program (U.S.
          Bank N.A. LOC),
          3.49%, 6/8/06                                  12,250   12,250
         Morehead League of Cities Revenue VRDB,
          Series 2004A, Trust Lease Program
          (U.S. Bank N.A. LOC),
          3.49%, 6/8/06                                   1,244    1,244
       ----------------------------------------------  --------- -------
                                                                  13,494
       ----------------------------------------------  --------- -------
       Louisiana - 0.3%
         Jefferson Parish Hospital VRDB, Series 2004,
          East Jefferson General Hospital (JPMorgan
          Chase Bank LOC),
          3.56%, 6/8/06                                   1,900    1,900
       ----------------------------------------------  --------- -------
       Massachusetts - 2.2%
         Massachusetts State G.O., Series 2005A,
          3.23%, 6/8/06                                  14,035   14,035
       ----------------------------------------------  --------- -------

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
      Michigan - 2.1%
        Detroit School Building and Site Improvement
         G.O., Series 2002A, ABN AMRO Munitops
         Certificate Trust, Series 2003-10 (FGIC
         Insured), /(1)/
         3.49%, 6/8/06                                    $ 4,495  $ 4,495
        Macomb County Hospital Finance Authority
         VRDB, Series 2003A-1, Mount Clemens
         General (Comerica Bank LOC),
         3.59%, 6/1/06                                      2,600    2,600
        Michigan State Hospital Finance Authority
         Revenue VRDB, Series 2003A, Crittenton
         Hospital (Comerica Bank LOC),
         3.56%, 6/1/06                                      1,100    1,100
        Michigan State Hospital Finance Authority Revenue
         VRDB, Series 2004B, Holland Community Hospital
         (JPMorgan Chase Bank LOC),
         3.47%, 6/8/06                                      5,500    5,500
      -------------------------------------------------  --------- -------
                                                                    13,695
      -------------------------------------------------  --------- -------
      Minnesota - 0.4%
        Center City, Minnesota Healthcare Facilities
         Revenue VRDB, Series 2002, Hazelden
         Foundation Project (Allied Irish Bank LOC),
         3.50%, 6/8/06                                      2,500    2,500
      -------------------------------------------------  --------- -------
      Mississippi - 2.0%
        Medical Center Educational Building Corp.
         VRDB, Adult Hospital Project
         (AMBAC Insured),
         3.46%, 6/1/06                                     11,435   11,435
        Mississippi Business Finance Corp. Revenue
         VRDB, Series 2000, St. Andrew's Episcopal
         School Project (Allied Irish Bank LOC),
         3.51%, 6/8/06                                      1,645    1,645
      -------------------------------------------------  --------- -------
                                                                    13,080
      -------------------------------------------------  --------- -------
      Missouri - 3.2%
        Chesterfield IDA Educational Facilities Revenue
         VRDB, Series 2003, Gateway Academy, Inc.
         Project (U.S. Bank N.A. LOC),
         3.63%, 6/1/06                                        400      400
        Kirkwood Tax Increment Revenue VRDB, Series
         2004, Kirkwood Commons Project (U.S. Bank
         N.A. LOC),
         3.63%, 6/1/06                                      2,500    2,500

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
     Missouri - 3.2% - (continued)
       Missouri State Health and Educational Facilities
        Authority VRDB, Series 1999B, St. Louis
        University,
        3.61%, 6/1/06                                     $ 2,915  $ 2,915
       Missouri State Health and Educational Facilities
        Authority VRDB, Series 2001, Missouri Valley
        College (U.S. Bank N.A. LOC),
        3.63%, 6/1/06                                       5,885    5,885
       Missouri State Health and Educational Facilities
        Authority VRDB, Series 2001B, Bethesda
        Health Group (U.S. Bank N.A. LOC),
        3.63%, 6/1/06                                       6,675    6,675
       Missouri State Health and Educational Facilities
        Authority VRDB, Series 2002, Missouri Baptist
        College (U.S. Bank N.A. LOC),
        3.63%, 6/1/06                                       2,200    2,200
     --------------------------------------------------  --------- -------
                                                                    20,575
     --------------------------------------------------  --------- -------
     Nebraska - 2.5%
       Douglas County School District G.O.,
        Series 2003, Citigroup ROCS-RR-II-R-4058, /(1)/
        3.51%, 6/8/06                                       4,945    4,945
       Lincoln Electric System Revenue Bonds,
        Series 2001, MERLOTS Series 2003-B01, /(1)/
        3.27%, 6/8/06                                      11,230   11,230
     --------------------------------------------------  --------- -------
                                                                    16,175
     --------------------------------------------------  --------- -------
     Nevada - 0.2%
       Clark County Revenue Refunding Bonds,
        Series 1993A, Airport Improvement
        (MBIA Insured),
        3.22%, 6/8/06                                       1,400    1,400
     --------------------------------------------------  --------- -------
     New Mexico - 0.8%
       Bernalillo County Gross TRB 1996B,
        Series 2004B Macon Variable Certificates
        (MBIA Insured), /(1)/
        3.51%, 6/8/06                                       5,160    5,160
     --------------------------------------------------  --------- -------
     North Carolina - 1.9%
       Charlotte Water and Sewer System CP,
        2.90%, 6/6/06                                       2,000    2,000
        3.05%, 7/11/06                                      2,800    2,800
       New Hanover County G.O. School Bonds, Series 1995,
        3.55%, 6/8/06                                       2,250    2,250

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
      North Carolina - 1.9% - (continued)
        University of North Carolina Revenue Bonds,
         Citigroup Eagle 720053014 Class 2005A, /(1)/
         3.51%, 6/8/06                                   $5,000   $ 5,000
      ------------------------------------------------  --------- -------
                                                                   12,050
      ------------------------------------------------  --------- -------
      North Dakota - 0.6%
        Ward County Healthcare Facilities Revenue
         Bonds, Series 2002A, Trinity Obligation Group
         (U.S. Bank N.A. LOC),
         3.63%, 6/1/06                                    4,000     4,000
      ------------------------------------------------  --------- -------
      Ohio - 2.1%
        Franklin County Hospital Revenue Bonds,
         Series 2001 II-R-55, Smith Barney ROCS
         (U.S. Treasuries Escrowed), /(1)/
         3.51%, 6/8/06                                    5,365     5,365
        Hamilton County Healthcare Facilities Revenue
         VRDB, Series 2003A, Twin Towers and Twin
         Lakes Project (U.S. Bank N.A. LOC),
         3.50%, 6/8/06                                    6,000     6,000
        Middletown Development Revenue Bonds,
         Series 2003, Bishop Fenwick High School
         Project (JPMorgan Chase Bank LOC),
         3.30%, 6/8/06                                    2,450     2,450
      ------------------------------------------------  --------- -------
                                                                   13,815
      ------------------------------------------------  --------- -------
      Oklahoma - 1.2%
        Edmond EDA Student Housing Revenue VRDB,
         Series 2001A (Allied Irish Bank N.A. LOC),
         3.50%, 6/8/06                                    4,200     4,200
        Tulsa Industrial Authority Revenue Bonds,
         Series 2000B, University of Tulsa (MBIA
         Insured),
         3.56%, 6/8/06                                    3,785     3,785
      ------------------------------------------------  --------- -------
                                                                    7,985
      ------------------------------------------------  --------- -------
      Pennsylvania - 2.5%
        Allegheny County Hospital Development
         Authority Revenue Bonds, Series 1988 B-2,
         Presbyterian University Hospital (JPMorgan
         Chase Bank LOC),
         3.54%, 6/8/06                                    1,185     1,185
        Cumberland County Municipal Authority
         Revenue Bonds, Series 2002C, Wesley
         Affliliated Services (Lloyds TSB Bank LOC),
         3.47%, 6/8/06                                    5,000     5,000

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 29 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       TAX-EXEMPT PORTFOLIO (continued)

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
      Pennsylvania - 2.5% - (continued)
        State of Pennsylvania Clipper Tax-Exempt
         COPS, Series 2005-5 (FSA Corp. Insured), /(1)/
         3.51%, 6/8/06                                    $10,000  $10,000
      -------------------------------------------------  --------- -------
                                                                    16,185
      -------------------------------------------------  --------- -------
      Tennessee - 3.3%
        Knox County Health and Educational Housing
         Facilities Board Revenue Bonds (AMT),
         Merrill Lynch P-Floats PT-3365 (Merrill
         Lynch & Co., Inc. Gtd.), /(1)/
         3.58%, 6/8/06                                      3,415    3,415
        Metropolitan Government Nashville and
         Davidson County Electric Revenue Bonds,
         Citicorp Eagle Trust Series 984201, /(1)/
         3.51%, 6/8/06                                      1,600    1,600
        Metropolitan Government Nashville and
         Davidson County Health and Educational
         Facilities Board Revenue Bonds, Series
         2001B1, Ascension Health Credit,
         2.85%, 8/1/06                                      5,000    5,000
        Metropolitan Government Nashville and
         Davidson County Health and Educational
         Facilities Board Revenue Bonds, Series
         2001B2, Ascension Health Credit,
         3.40%, 1/4/07                                      5,000    5,000
        Metropolitan Government Nashville and
         Davidson County IDB VRDB, Series 2002,
         University of Nashville Project (SunTrust
         Bank LOC),
         3.22%, 6/8/06                                      2,000    2,000
        Sevier County Public Building Authority,
         Local Government Public Improvement
         Revenue Bonds, Series 2000 IV-C-3 (FSA
         Corp. Insured),
         3.60%, 6/1/06                                      2,000    2,000
        Williamson County IDB Revenue Bonds, Series
         2003, Currey Ingram Academy Project
         (SunTrust Bank LOC),
         3.30%, 6/8/06                                      2,350    2,350
      -------------------------------------------------  --------- -------
                                                                    21,365
      -------------------------------------------------  --------- -------
      Texas - 11.6%
        Comal Independent School District VRDB,
         Series 1999-9, ABN AMRO Munitops
         Certificate Trust (PSF of Texas Gtd.), /(1)/
         3.50%, 6/8/06                                      6,500    6,500

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
     Texas - 11.6% - (continued)
       Conroe Independent School District G.O., Series
        2002-1, ABN AMRO Munitops Certificate
        Trust (PSF of Texas Gtd.), /(1)/
        3.52%, 6/8/06                                      $ 9,995  $ 9,995
       Granbury Independent School District G.O.,
        Series 1999 SG-129 (PSF of Texas Gtd.), /(1)/
        3.50%, 6/8/06                                        4,815    4,815
       Keller Independent School District G.O., Series
        2001-26, ABN AMRO Munitops Certificate
        Trust (PSF of Texas Gtd.), /(1)/
        3.51%, 6/8/06                                        4,000    4,000
       Princeton Independent School District G.O.,
        Soc Gen Series 2003 SGB-41 (PSF of Texas Gtd.), /(1)/
        3.51%, 6/8/06                                        4,750    4,750
       San Antonio City Electric and Gas VRDB,
        Wachovia MERLOTS Series 2001A68 (Colld.
        by U.S. Treasury Securities), /(1)/
        3.25%, 6/8/06                                        3,625    3,625
       State of Texas TRANS, Series 2005,
        4.50%, 8/31/06                                      21,500   21,569
       State of Texas Transportation Mobility G.O.,
        Citigroup Eagle 720050055, /(1)/
        3.51%, 6/8/06                                        5,085    5,085
       Tarrant County Health Facilities Development
        Corp. Revenue VRDB, Series 1996A, Adventist
        Health System Sunbelt (SunTrust Bank LOC),
        3.47%, 6/8/06                                        5,875    5,875
       Texas A&M University Revenue Bonds, Series
        2003A RR-II-R-4005 ROCS, /(1)/
        3.51%, 6/8/06                                        4,760    4,760
       Texas City Industrial Development Corp.,
        Wachovia MERLOTS Series 2000-A34, Arco
        Pipeline Project (Wachovia Bank N.A. LOC), /(1)/
        3.25%, 6/8/06                                        3,880    3,880
     ---------------------------------------------------  --------- -------
                                                                     74,854
     ---------------------------------------------------  --------- -------
     Utah - 1.6%
       Murray City Hospital Revenue VRDB, Series C,
        IHC Health Services, Inc.,
        3.50%, 6/8/06                                        1,000    1,000
       Utah Water Finance Agency Revenue VRDB,
        Series 2002A2 (AMBAC Insured),
        3.28%, 6/8/06                                        5,330    5,330

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 30 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
     Utah - 1.6% - (continued)
       Utah Water Finance Agency Revenue VRDB,
        Series 2005A-14, Tender Options (AMBAC
        Insured),
        3.28%, 6/8/06                                     $ 4,100  $ 4,100
     --------------------------------------------------  --------- -------
                                                                    10,430
     --------------------------------------------------  --------- -------
     Virginia - 0.6%
       Virginia College Building Authority VRDB, Series
        2004, University of Richmond Project,
        3.22%, 6/8/06                                       4,000    4,000
     --------------------------------------------------  --------- -------
     Washington - 4.8%
       Seattle Light and Power Revenue Bonds,
        Citigroup ROCS II-R Series 50 (FSA Corp.
        Insured), /(1)/
        3.51%, 6/8/06                                       6,495    6,495
       Tacoma Water System Revenue Bonds, Series
        2002-36, ABN AMRO Munitops Certificate
        Trust (MBIA Insured), /(1)/
        3.52%, 6/8/06                                       8,680    8,680
       Washington State G.O., Series 2004D, ABN
        AMRO Munitops Certificate Trust Series
        2004-13 (AMBAC Insured), /(1)/
        3.52%, 6/8/06                                      10,655   10,655
       Washington State Housing Finance Commission
        Nonprofit Housing VRDB, Series 2003,
        Gonzaga Preparatory School Project (Bank of
        America N.A. LOC),
        3.52%, 6/8/06                                       2,000    2,000
       Washington State Housing Finance Commission
        VRDB, Series 1997, Panorama City Project
        (KeyBank N.A. LOC),
        3.61%, 6/1/06                                       1,400    1,400
       Washington State Housing Finance Commission
        VRDB, Series 2000, Living Care Center Project
        (Wells Fargo Bank N.A. LOC),
        3.50%, 6/8/06                                       2,115    2,115
     --------------------------------------------------  --------- -------
                                                                    31,345
     --------------------------------------------------  --------- -------
     Wisconsin - 3.7%
       Madison Metropolitan School District TRANS,
        4.00%, 9/8/06                                       2,000    2,006
       Wisconsin Health and Educational Facilities
        Authority Revenue Bonds, Series 2002,
        Meriter Hospital, Inc. Project (Marshall &
        Ilsley Bank LOC),
        3.63%, 6/1/06                                       3,250    3,250

                                                      PRINCIPAL
                                                       AMOUNT     VALUE
                                                       (000S)     (000S)
      MUNICIPAL INVESTMENTS - 99.2% - CONTINUED
      Wisconsin - 3.7% - (continued)
        Wisconsin Health and Educational Facilities
         Authority Revenue Bonds, Series 2004C,
         EastCastle Place (LaSalle Bank N.A. LOC),
         3.47%, 6/8/06                                $    4,100   $4,100
        Wisconsin Health and Educational Facilities
         Authority Revenue Bonds, St. Joseph
         Community Hospital (Marshall & Ilsley
         Bank LOC),
         3.50%, 6/8/06                                       590      590
        Wisconsin Health and Educational Facilities
         Authority Revenue VRDB, Series 2002A,
         Capital Access Pool, Vernon Memorial
         Hospital (U.S. Bank N.A. LOC),
         3.63%, 6/1/06                                     1,770    1,770
        Wisconsin Health and Educational Facilities
         Authority Revenue VRDB, Series 2003,
         Oakwood Village Project (Marshall & Ilsley
         Bank LOC),
         3.49%, 6/8/06                                       630      630
        Wisconsin Public Power, Inc. Revenue
         Bonds, Series 1150, Putters (AMBAC
         Insured), /(1)/
         3.51%, 6/8/06                                    11,730   11,730
      ----------------------------------------------- ---------- --------
                                                                   24,076
      ----------------------------------------------- ---------- --------
      Total Municipal Investments (Cost $642,248)                 642,248

                                                       NUMBER     VALUE
                                                      OF SHARES   (000S)
      INVESTMENT COMPANIES - 0.3%
        AIM Tax-Exempt Cash Fund                       1,350,656    1,351
        Dreyfus Tax-Exempt Cash Management Fund          417,259      417
      -------------------------------------------------------------------
      Total Investment Companies (Cost $1,768)                      1,768
      ----------------------------------------------- ---------- --------
      Total Investments - 99.5% (Cost $644,016) /(3)/             644,016
        Other Assets less Liabilities - 0.5%                        3,382
      -------------------------------------------------------------------
      NET ASSETS - 100.0%                                        $647,398

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 31 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2006 (UNAUDITED)


       TAX-EXEMPT PORTFOLIO (continued)



(2)Restricted security that has been deemed illiquid. At May 31, 2006, the value of these restricted illiquid securities amounted to approximately $29,995,000 or 4.6% of net assets. Additional information on each restricted illiquid security is as follows:

                                                           ACQUISITION
                                             ACQUISITION      COST
          SECURITY                              DATE         (000S)
          Park Creek Metropolitan District
           Revenue Bonds (CO),
            3.50%, 2/15/07                 9/30/05-2/13/06   $17,500
          Florida State Department of
           Transportation Revenue
           Bonds (FL),
            3.35%, 11/15/06                   11/15/05        12,495

(3)The cost for federal income tax purposes was $644,016.

            At May 31, 2006, the industry sectors for the Tax-Exempt Portfolio were:
            INDUSTRY SECTOR                                 % OF NET ASSETS
            Air, Water Services and Solid Waste
             Management                                           13.5%
            Educational Services                                  15.8
            Electric Services, Gas and Combined
             Utilities                                             5.1
            Executive, Legislative and General
             Government                                           27.5
            General Medical, Surgical and Nursing
             and Personal Care                                    13.8
            Health Services and Residential Care                  12.2
            All other sectors less than 5%                        12.1
            ------------------------------------------------------------------
            Total                                                100.0%

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 32 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2006 (UNAUDITED)


       MUNICIPAL PORTFOLIO

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
       MUNICIPAL INVESTMENTS - 98.3%
       Alabama - 0.4%
         Alabama HFA Multifamily VRDB, Series 1996A,
          Rime Village Hoover Project (FNMA Gtd.),
          3.28%, 6/8/06                                 $ 4,200  $ 4,200
         Montgomery IDB VRDB, Series 2005, General
          Electric Co. Project (General Electric Co. Gtd.),
          3.57%, 6/1/06                                   1,300    1,300
       ----------------------------------------------  --------- -------
                                                                   5,500
       ----------------------------------------------  --------- -------
       Alaska - 0.6%
         Alaska International Airport Revenue Bonds,
          Series 2006-9, ABN AMRO Munitops
          Certificate Trust (MBIA Insured), /(1)/
          3.52%, 6/8/06                                   8,100    8,100
       ----------------------------------------------  --------- -------
       Arkansas - 0.4%
         Boone County Hospital Revenue VRDB, North
          Arkansas Regional Medical Center Project
          (Bank of America N.A. LOC),
          3.47%, 6/8/06                                   5,400    5,400
       ----------------------------------------------  --------- -------
       California - 2.4%
         ABN AMRO Munitops Certificate Trust,
          Series 2006-21, /(1)/
          3.50%, 6/8/06                                  13,995   13,995
         California Department of Water Resources
          VRDB, Series 2002C-3, Power Supply
          Revenue Bonds (AMBAC Insured),
          3.43%, 6/8/06                                   2,500    2,500
         California State Economic Recovery VRDB,
          Series 2004C-7 (BNP Paribas LOC),
          3.50%, 6/1/06                                     500      500
         California Statewide Communities Development
          Authority Revenue VRDB, Series 2001,
          Gemological Institute (AMBAC Insured),
          3.42%, 6/8/06                                  12,150   12,150
         Los Angeles County California Housing
          Authority Multifamily VRDB, Series 1985,
          Malibu Canyon Apartments (FHLMC LOC),
          3.24%, 6/8/06                                   1,000    1,000
         Metropolitan Water District Revenue VRDB,
          Series 2003C, Southern California Waterworks,
          3.35%, 6/8/06                                   1,270    1,270
         Orange County Development Revenue VRDB,
          Issue G of 1998 Series 3, WLCO LF Partners
          Project (FNMA LOC),
          3.42%, 6/8/06                                     100      100

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
       MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
       California - 2.4% - (continued)
         Orange County Sanitation District COPS,
          3.48%, 6/1/06                                 $   400  $   400
         San Francisco City and County Redevelopment
          Agency Multifamily Housing Revenue VRDB,
          Series 1985A, Bayside Village Project
          (JPMorgan Chase Bank LOC),
          3.16%, 6/8/06                                     600      600
         San Francisco City and County Redevelopment
          Agency Multifamily Housing Revenue VRDB,
          Series 1985B, Bayside Village Project
          (JPMorgan Chase Bank LOC),
          3.16%, 6/8/06                                   2,300    2,300
       ----------------------------------------------  --------- -------
                                                                  34,815
       ----------------------------------------------  --------- -------
       Colorado - 4.1%
         Broomfield Urban Renewal Authority, Series 2005,
          Event Center Project (BNP Paribas LOC),
          3.49%, 6/8/06                                  12,000   12,000
         Colorado Educational and Cultural Facilities
          Authority VRDB, Series 2003A-2, National
          Jewish Federation Bond Program (Bank of
          America N.A. LOC),
          3.59%, 6/1/06                                   2,345    2,345
         Colorado Educational and Cultural Facilities
          Authority VRDB, Series 2004-A-5, National
          Jewish Federation Bond Program (Bank of
          America N.A. LOC),
          3.57%, 6/1/06                                   2,000    2,000
         Colorado Educational and Cultural Facilities
          Authority VRDB, Series 2005B-1, National
          Jewish Federation Bond Program Project
          (National City Bank Cleveland LOC),
          3.57%, 6/1/06                                   1,500    1,500
         Colorado HFA, SFM Class 1 (SFM Class 1 GIC),
          3.43%, 1/3/07                                   7,000    7,000
         Greenwood Village G.O. Refunding VRDB,
          Series 2003, City of Fiddlers Business
          Improvement District (U.S. Bank N.A. LOC),
          3.55%, 6/8/06                                   2,900    2,900
         Larkridge G.O. VRDB, Series 2004, Metropolitan
          District Number 1 (U.S. Bank N.A. LOC),
          3.52%, 6/8/06                                  10,000   10,000

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 33 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       MUNICIPAL PORTFOLIO (continued)

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
      Colorado - 4.1% - (continued)
        Park Creek Metropolitan District Revenue
         Bonds, Merrill Lynch P-Floats 157 (Danske
         Bank Gtd.),/ (1) (2)/
         3.50%, 2/15/07                                   $22,500  $22,500
      -------------------------------------------------  --------- -------
                                                                    60,245
      -------------------------------------------------  --------- -------
      District of Columbia - 0.5%
        District of Columbia VRDB, Series 2001,
         Henry J. Kaiser Foundation,
         3.52%, 6/8/06                                      4,700    4,700
        District of Columbia VRDB, Series 2003,
         American Psychological Association Project
         (Bank of America N.A. LOC),
         3.52%, 6/8/06                                      2,560    2,560
      -------------------------------------------------  --------- -------
                                                                     7,260
      -------------------------------------------------  --------- -------
      Florida - 7.3%
        City of Lakeland VRDB, Series 2001A, Energy
         System,
         3.25%, 6/8/06                                      7,700    7,700
        Florida State Board of Education G.O., Citibank
         Eagle 20030025,/ (1)/
         3.51%, 6/8/06                                      4,900    4,900
        Florida State Board of Education G.O.,
         Eagle 720050054 - Class A,/ (1)/
         3.51%, 6/8/06                                     10,000   10,000
        Florida State Board of Education Revenue Bonds,
         Series 2004, Citigroup ROCS-RR-II-6037,/ (1)/
         3.51%, 6/8/06                                      6,300    6,300
        Florida State Department of Transportation
         Revenue Bonds, Series 2005-A22,
         Wachovia MERLOTS, /(1) (2)/
         3.35%, 11/15/06                                   12,490   12,490
        Highlands County Health Facilities Authority
         VRDB, Series 1996A, Adventist Health
         System Sunbelt (SunTrust Bank LOC),
         3.47%, 6/8/06                                      4,185    4,185
        Highlands County Health Facilities Authority
         VRDB, Series 2000-A, Adventist Health
         System Sunbelt (FGIC Insured),
         3.47%, 6/8/06                                      9,500    9,500
        Jackson County PCR Refunding Bonds,
         Series 1997, Gulf Power Co. Project,
         3.64%, 6/1/06                                      2,000    2,000

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
      MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
      Florida - 7.3% - (continued)
        Lee County IDA Healthcare Facilities VRDB,
         Series 2002, Shell Point Village Project
         (Bank of America N.A. LOC),
         3.24%, 6/8/06                                   $ 1,510  $  1,510
        Orange County Housing Finance Authority
         Multifamily VRDB, Series 1997, Post
         Fountains Project (FNMA Gtd.),
         3.25%, 6/8/06                                     2,550     2,550
        Palm Beach County Health Facilities Authority
         VRDB, Series 2001, Bethesda Healthcare
         Systems Project (SunTrust Bank LOC),
         3.59%, 6/1/06                                     5,300     5,300
        Palm Beach County VRDB, Series 2003, Morse
         Obligation Group Project (KeyBank N.A. LOC),
         3.49%, 6/8/06                                     6,410     6,410
        State of Florida Department of Transportation
         Bridge Construction Revenue Bonds, Series
         2002A, ABN AMRO Munitops Certificate
         Trust 2002-20 (MBIA Insured),/ (1)/
         3.50%, 6/8/06                                     9,845     9,845
        University of South Florida College COPS,
         Series A-1, Medicine Health Facilities Lease
         Program (SunTrust Bank LOC),
         3.31%, 6/8/06                                    23,650    23,650
      ------------------------------------------------  --------- --------
                                                                   106,340
      ------------------------------------------------  --------- --------
      Georgia - 1.9%
        Clayton County Development Authority VRDB,
         Series 2000A, Delta Airlines Project (General
         Electric Capital Corp. LOC), /(1)/
         3.30%, 6/8/06                                    21,900    21,900
        Cobb County Housing Authority Revenue
         Bonds, Post Mill Project (Colld. by FNMA),
         3.21%, 6/8/06                                     2,000     2,000
        Floyd County Development Authority VRDB,
         Series 2000, Darlington School Project
         (SunTrust Bank LOC),
         3.52%, 6/8/06                                     3,000     3,000
        Rockdale County Hospital Authority Revenue
         Anticipation Certificates, Series 2002,
         Rockdale Hospital (SunTrust Bank LOC),
         3.47%, 6/8/06                                       860       860

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 34 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



                                                           PRINCIPAL
                                                            AMOUNT   VALUE
                                                            (000S)   (000S)
   MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
   Georgia - 1.9% - (continued)
     Roswell Housing Authority Multifamily VRDB,
      Series 2002, Chambrel at Roswell Project
      (FNMA Gtd.),
      3.48%, 6/8/06                                         $  100   $   100
   ------------------------------------------------------  --------- -------
                                                                      27,860
   ------------------------------------------------------  --------- -------
   Illinois - 11.1%
     Chicago Board of Education G.O.
      Series A PA 616 Unlimited School Reform
      Board (FGIC Insured),/ (1)/
      3.52%, 6/8/06                                            500       500
     Chicago G.O. Refunding Bonds, Series 1998, Citicorp
      Eagle Trust 981302 (FSA Corp. Insured),/ (1)/
      3.51%, 6/8/06                                            500       500
     Chicago G.O. Tender Notes, Series 2006 (Bank
      of America N.A. LOC),
      3.35%, 12/7/06                                         5,000     5,000
     Chicago Metropolitan Pier and Exposition
      Authority Revenue Bonds, Series 1996,
      Citicorp Eagle 2004-49-Class A (Colld. by U.S.
      Treasury Securities),/ (1)/
      3.51%, 6/8/06                                          3,400     3,400
     Chicago School Reform Board G.O. Bonds,
      Series 1996, Bank of America Securities,
      Variable Rate Certificates (MBIA Insured),/ (1)/
      3.57%, 6/8/06                                          4,900     4,900
     City of Aurora VRDB, Series 2003, Community
      Counseling Center of Fox Valley Project
      (Harris N.A. LOC),
      3.53%, 6/8/06                                          3,210     3,210
     Illinois Development Authority VRDB, Series
      2005A, Jewish RANS (Harris N.A. LOC),
      3.55%, 6/8/06                                          7,745     7,745
     Illinois Development Finance Authority Revenue
      Bonds, Series 1984, Enterprise Office Campus
      Project (Colld. by U.S. Treasury Securities),/ (2)/
      3.50%, 6/1/06                                          6,000     6,000
     Illinois Development Finance Authority Revenue
      Bonds, Series 1999B-1, AMR Pooled Financing
      Program (JPMorgan Chase Bank LOC),
      3.33%, 6/8/06                                          5,195     5,195

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
     Illinois - 11.1% - (continued)
       Illinois Development Finance Authority Revenue
        VRDB, Series 1994, Aurora Central Catholic
        High School Project (Allied Irish Bank LOC),
        3.51%, 6/8/06                                      $ 1,000  $ 1,000
       Illinois Development Finance Authority Revenue
        VRDB, Series 1998C, Provena Health System
        (MBIA Insured),
        3.21%, 6/8/06                                        6,000    6,000
       Illinois Development Finance Authority Revenue
        VRDB, Series 2001, Oak Park Residence
        Project (LaSalle Bank N.A. LOC),
        3.48%, 6/8/06                                        1,650    1,650
       Illinois Development Finance Authority Revenue
        VRDB, Series 2001C, Evanston Northwestern,
        3.50%, 6/8/06                                          250      250
       Illinois Educational Facilities Authority Revenue
        Bonds, Northwestern University, Eagle
        20060095 Class A, /(1)/
        3.51%, 6/8/06                                       10,395   10,395
       Illinois Educational Facilities Authority Revenue
        Bonds, Series 1985, Cultural Pool (JPMorgan
        Chase Bank LOC),
        3.25%, 6/8/06                                        7,000    7,000
       Illinois Educational Facilities Authority Revenue
        Bonds, Series 2003B, Augustana College
        Project (LaSalle Bank N.A. LOC),
        3.49%, 6/8/06                                        7,090    7,090
       Illinois Educational Facilities Authority Revenue
        Bonds, University of Chicago Project,
        3.10%, 6/27/06                                      14,000   14,000
       Illinois Finance Authority Revenue Bonds,
        Nazareth Academy Project (Harris N.A. LOC),
        3.48%, 6/8/06                                        5,250    5,250
       Illinois Finance Authority Revenue VRDB,
        Landing at Plymouth (Lloyds TSB Bank LOC),
        3.48%, 6/8/06                                        5,000    5,000
       Illinois Finance Authority Revenue VRDB,
        Series D, The Clare At Water Tower Project
        (ABN AMRO Bank N.V. LOC),
        3.48%, 6/8/06                                        8,950    8,950
       Illinois Finance Authority Revenue VRDB, WBEZ
        Alliance Income Project (LaSalle Bank N.A. LOC),
        3.47%, 6/8/06                                        8,500    8,500

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 35 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       MUNICIPAL PORTFOLIO (continued)

                                                         PRINCIPAL
                                                          AMOUNT    VALUE
                                                          (000S)    (000S)
    MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
    Illinois - 11.1% - (continued)
      Illinois Health Facilities Authority Revenue
       Bonds, Advocate Healthcare Network,
       Series 2003-B,
       3.40%, 1/4/07                                      $15,000  $ 15,000
       Series 2003-C,
       3.50%, 3/2/07                                       17,240    17,240
      Illinois Health Facilities Authority Revenue
       Bonds, Series 1996, Franciscan Eldercare
       Village (LaSalle Bank N.A. LOC),
       3.24%, 6/8/06                                        1,000     1,000
      Illinois State G.O., Citigroup Eagle 720053002
       Class A,/ (1)/
       3.51%, 6/8/06                                        8,000     8,000
      Illinois State G.O. Bonds, Series 2006, Citigroup
       ROCS-II-R-1072, /(1)/
       3.51%, 6/8/06                                        5,000     5,000
      Regional Transportation Authority Revenue Bonds,
       Bank of America Variable Certificates, Macon
       2004A (MBIA Insured), /(1)/
       3.51%, 6/8/06                                        3,330     3,330
      Rockford Revenue Bonds, Series 2002, Wesley
       Willows Obligation (Marshall & Ilsley
       Bank LOC),
       3.57%, 6/1/06                                        1,300     1,300
    ---------------------------------------------------  --------- --------
                                                                    162,405
    ---------------------------------------------------  --------- --------
    Indiana - 7.9%
      Indiana Bond Bank Revenue Bonds, Series
       2006A, Advanced Funding Program Notes,
       4.50%, 2/1/07                                        5,000     5,038
      Indiana Health and Educational Facilities
       Financing Authority Revenue Bonds, Series
       2005A, Howard Regional Health System
       Project (Comerica Bank LOC),
       3.63%, 6/1/06                                        1,700     1,700
      Indiana Health Facility Financing Authority
       Revenue Bonds, Series 2001-A-4, Ascension
       Health Credit Group Project,
       3.50%, 3/1/07                                       20,000    20,000
      Indiana Health Facility Financing Authority Revenue
       Bonds, Series 2004, Riverview Hospital Project
       (National City Bank of Indiana LOC),
       3.47%, 6/8/06                                        5,050     5,050

                                                         PRINCIPAL
                                                          AMOUNT    VALUE
                                                          (000S)    (000S)
    MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
    Indiana - 7.9% - (continued)
      Indiana Health Facility Financing Authority
       VRDB, Series 2001, Franciscan Eldercare
       Village Project (LaSalle Bank N.A. LOC),
       3.48%, 6/8/06                                      $   300  $    300
      Indiana Health Facility Financing Authority VRDB,
       Series 2004A, Margaret Mary Community Hospital
       Project (Fifth Third Bank LOC),
       3.63%, 6/1/06                                        2,700     2,700
      Indiana Public School Building Corp. Revenue
       Bonds, Series 2003-15, ABN AMRO
       Munitops Certificate Trust (MBIA Insured),/ (1)/
       3.52%, 6/8/06                                        5,700     5,700
      Indiana State Development Finance Authority
       VRDB, Series 2003, YMCA of Southwest Indiana
       Project (Wells Fargo Bank N.A. LOC),
       3.48%, 6/8/06                                        3,900     3,900
      Indiana State Educational Facilities Authority
       VRDB, Series 2003, Franklin College
       (JPMorgan Chase Bank LOC),
       3.63%, 6/1/06                                        8,000     8,000
      Indiana State Financing Authority Revenue
       VRDB, Series B (AMT), PSI Energy, Inc.
       Project (CALYON LOC),
       3.27%, 6/8/06                                       10,500    10,500
      Indiana Transportation Authority Highway Revenue
       Bonds, Citicorp Eagle Trust Series 981402,/ (1)/
       3.51%, 6/8/06                                       19,290    19,290
      Indianapolis Local Public Improvement Bond
       Bank Revenue Notes, Series 2006,
       4.50%, 7/6/06                                       10,000    10,012
      Perry Township Building Corp. Revenue Bonds,
       Series 2005, ABN AMRO Munitops Certificate
       Trust 2005-6 (FSA Corp. Insured),/ (1)/
       3.52%, 6/8/06                                        9,000     9,000
      Vincennes Economic Development Revenue
       VRDB, Knox County Association (Wells
       Fargo Bank N.A. LOC),
       3.48%, 6/8/06                                        2,700     2,700
      Zionsville Community Schools Building Corp. Revenue
       Bonds, P-Floats PT 2869 (FSA Corp. Insured), /(1)/
       3.51%, 6/8/06                                       11,420    11,420
    ---------------------------------------------------  --------- --------
                                                                    115,310
    ---------------------------------------------------  --------- --------

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 36 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
      Iowa - 2.9%
        Grinnell Hospital VRDB, Series 2001, Grinnell
         Regional Medical Center Project (U.S. Bank
         N.A. LOC),
         3.63%, 6/1/06                                    $ 3,500  $ 3,500
        Iowa Finance Authority Economic Development
         Revenue VRDB, Series 2002, Iowa West
         Foundation Project (U.S. Bank N.A. LOC),
         3.47%, 6/8/06                                      5,755    5,755
        Iowa Finance Authority Healthcare Facilities
         Revenue VRDB, Care Initiatives Project (KBC
         Bank N.V. LOC),
         3.63%, 6/1/06                                      2,365    2,365
        Iowa Finance Authority Private College VRDB,
         Series 2001, Morningside College Project
         (U.S. Bank N.A. LOC),
         3.63%, 6/1/06                                      4,910    4,910
        Iowa Finance Authority Retirement Community
         VRDB, Series 2003B, Deerfield Retirement
         Services Project (LaSalle Bank N.A. LOC),
         3.48%, 6/8/06                                      1,050    1,050
        Iowa Finance Authority Retirement Community
         VRDB, Series 2003B, Wesley Retirement
         Services Project (Wells Fargo Bank N.A. LOC),
         3.47%, 6/8/06                                      6,010    6,010
        Iowa Finance Authority VRDB, Series 2003,
         Museum of Art Foundation Project (U.S. Bank
         N.A. LOC),
         3.63%, 6/1/06                                      4,150    4,150
        Iowa Higher Education Loan Authority Revenue
         Bonds, Series 2002, Luther College Project
         (U.S. Bank N.A. LOC),
         3.48%, 6/8/06                                      4,500    4,500
        Iowa Higher Education Loan Authority Revenue
         VRDB, Series 2004, Private College-Dubuque
         (Bank of America N.A. LOC),
         3.63%, 6/1/06                                     10,780   10,780
      -------------------------------------------------  --------- -------
                                                                    43,020
      -------------------------------------------------  --------- -------
      Kansas - 0.8%
        Johnson County Unified School District No. 512
         G.O., Series 2001-A92, Wachovia MERLOTS,/ (1)/
         3.25%, 6/8/06                                      9,485    9,485

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
      Kansas - 0.8% - (continued)
        Kansas Development Finance Authority Revenue
         VRDB, Series 2004C, Adventist Health System -
         Sunbelt (SunTrust Bank LOC),
         3.49%, 6/8/06                                    $ 1,500  $ 1,500
        Kansas State Department of Transportation
         Highway Revenue Bonds, Series 2004C-1,
         3.20%, 6/8/06                                        180      180
        University Kansas Hospital Authority VRDB,
         KU Health Systems (Harris N.A. LOC),
         3.58%, 6/1/06                                        200      200
      -------------------------------------------------  --------- -------
                                                                    11,365
      -------------------------------------------------  --------- -------
      Kentucky - 1.4%
        Kenton County Airport Board Revenue VRDB,
         Series 2000B, Delta Air, Inc. Project (General
         Electric Capital Corp. LOC),
         3.30%, 6/8/06                                      7,700    7,700
        Mason County PCR Bonds, Series 1984B-1, East
         Kentucky Power Project,
         3.38%, 6/8/06                                        605      605
        Morehead League of Cities Revenue VRDB,
         Series 2004A, Trust Lease Program
         (U.S. Bank N.A. LOC),
         3.49%, 6/8/06                                     10,446   10,446
        Shelby County VRDB, Series 2004A, Kentucky
         Association of Counties Leasing Trust
         (U.S. Bank N.A. LOC),
         3.57%, 6/1/06                                      1,000    1,000
      -------------------------------------------------  --------- -------
                                                                    19,751
      -------------------------------------------------  --------- -------
      Louisiana - 1.2%
        Louisiana Local Government Environmental
         VRDB, Series 2004C, University LaMonroe
         (Regions Bank LOC),
         3.47%, 6/8/06                                     10,000   10,000
        Louisiana Public Facilities Authority VRDB,
         Series 1988, Multifamily (FNMA LOC),
         3.47%, 6/8/06                                      7,000    7,000
        Louisiana State Offshore Terminal Authority
         Deepwater Revenue Bonds, Series 2003A,
         LOOP LLC Project (SunTrust Bank LOC),
         3.59%, 6/1/06                                        800      800
      -------------------------------------------------  --------- -------
                                                                    17,800
      -------------------------------------------------  --------- -------

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 37 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       MUNICIPAL PORTFOLIO (continued)

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
       Maryland - 0.0%
         Montgomery County Economic Development
          Revenue VRDB, Series 2004, Riderwood
          Village, Inc. Project (Manufacturers &
          Traders Trust Co. LOC),
          3.50%, 6/8/06                                  $  500   $   500
       -----------------------------------------------  --------- -------
       Massachusetts - 0.5%
         Massachusetts State Water Resources
          Revenue Bonds, Eagle 2006-68 Class A, /(1)/
          3.51%, 6/8/06                                   7,500     7,500
       -----------------------------------------------  --------- -------
       Michigan - 1.4%
         Detroit School Building and Site Improvement
          G.O., Series 2002A, ABN AMRO Munitops
          Certificate Trust, Series 2003-10 (FGIC
          Insured),/ (1)/
          3.49%, 6/8/06                                   4,000     4,000
         Georgetown Township Economic Development
          Corp. Revenue Bonds, Sunset Manor Project
          (LaSalle Bank N.A. LOC),
          3.47%, 6/8/06                                   6,860     6,860
         Grand Rapids Economic Development Corp.
          Revenue Bonds, Series 1991A, Amway Hotel
          (Standard Federal Bank N.A. LOC),
          3.22%, 6/8/06                                   3,575     3,575
         Michigan Municipal Bond Authority Revenue
          Notes, Series 2005 B-2 (JPMorgan Chase
          Bank LOC),
          4.00%, 8/18/06                                  5,000     5,007
         Michigan State Hospital Finance Authority
          Revenue VRDB, Series 2003A, Crittenton
          Hospital (Comerica Bank LOC),
          3.56%, 6/1/06                                     900       900
       -----------------------------------------------  --------- -------
                                                                   20,342
       -----------------------------------------------  --------- -------
       Minnesota - 3.0%
         Duluth EDA Healthcare Facilities VRDB, Series
          1997, Miller-Dwan Medical Center Project
          (U.S. Bank N.A. LOC),
          3.63%, 6/1/06                                     800       800
         Mankato Multifamily Housing Revenue VRDB,
          Series 1997, Highland Hills Project (LaSalle
          Bank N.A. LOC),
          3.63%, 6/1/06                                   1,000     1,000

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
      Minnesota - 3.0% - (continued)
        Maple Grove Economic Development Revenue
         Bonds, Series 2004, Heritage Christian
         Academy (U.S. Bank N.A. LOC),
         3.47%, 6/8/06                                   $ 3,420  $ 3,420
        Minnesota State G.O., Series 2003, Citigroup
         ROCS-RR-II-R Series 4309, /(1)/
         3.51%, 6/8/06                                     3,640    3,640
        Minnesota State Higher Education Facilities
         Authority Revenue VRDB, Series 20045Z,
         University St. Thomas (LaSalle Bank N.A. LOC),
         3.50%, 6/8/06                                     9,400    9,400
        Minnesota State Housing Finance Agency,
         Residential Housing Finance Notes,
         3.70%, 5/24/07                                    5,000    5,000
        Minneapolis Student Housing VRDB, Series
         2003, Riverton Community Housing Project
         (LaSalle Bank N.A. LOC),
         3.52%, 6/8/06                                     7,200    7,200
        Rochester Health Facilities Revenue Bonds,
         Series 2000 II-R-28, Citigroup ROCS, /(1)/
         3.51%, 6/8/06                                    10,470   10,470
        St. Paul Housing and Redevelopment Authority
         Revenue VRDB, Series 2002, Public Radio
         Project (Allied Irish Bank LOC),
         3.63%, 6/1/06                                     1,300    1,300
        St. Paul Port Authority District Revenue VRDB,
         Series 2001-1-M (Dexia Credit Local LOC),
         3.63%, 6/1/06                                     1,300    1,300
      ------------------------------------------------  --------- -------
                                                                   43,530
      ------------------------------------------------  --------- -------
      Mississippi - 1.1%
        Mississippi Hospital Equipment and Facilities
         Authority VRDB, Series 2006, Mississippi
         Baptist Health System (Amsouth Bank
         Birmingham LOC),
         3.57%, 6/8/06                                     8,500    8,500
        University of Mississippi Building Corp. VRDB,
         Series 2000-A, Campus Improvement Project
         (MBIA Insured),
         3.50%, 6/8/06                                     7,600    7,600
      ------------------------------------------------  --------- -------
                                                                   16,100
      ------------------------------------------------  --------- -------

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 38 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
      MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
      Missouri - 2.1%
        Chesterfield IDA Educational Facilities Revenue
         VRDB, Series 2003, Gateway Academy, Inc.
         Project (U.S. Bank N.A. LOC),
         3.63%, 6/1/06                                     $  700   $  700
        Independence IDA Multifamily Housing Revenue
         VRDB, Series 2005, The Mansions Project
         (FHLMC LOC),
         3.47%, 6/8/06                                      2,200    2,200
        Missouri Health and Educational Facilities
         Authority VRDB, Series 1999, Pooled Hospital
         Freeman Health System (KBC Bank N.V. LOC),
         3.33%, 6/8/06                                      3,855    3,855
        Missouri State Health and Educational Facilities
         Authority VRDB, Series 1999B, St. Louis
         University,
         3.61%, 6/1/06                                      4,880    4,880
        Missouri State Health and Educational Facilities
         Authority VRDB, Series 2001A, Bethesda
         Health Group Project (U.S. Bank N.A. LOC),
         3.63%, 6/1/06                                      2,335    2,335
        Missouri State Health and Educational Facilities
         Authority VRDB, Series 2002, De Smet Jesuit
         High School (U.S. Bank N.A. LOC),
         3.63%, 6/1/06                                      3,400    3,400
        Missouri State Health and Educational Facilities
         Authority VRDB, Series 2002A, Christian
         Brothers (U.S. Bank N.A. LOC),
         3.63%, 6/1/06                                      1,700    1,700
        Missouri State Health and Educational Facilities
         Authority VRDB, Series 2003, Southwest Baptist
         University (Bank of America N.A. LOC),
         3.63%, 6/1/06                                      1,650    1,650
        Missouri State Health and Educational Facilities
         Authority VRDB, Series 2004, Bethesda Health
         Group Project (U.S. Bank N.A. LOC),
         3.63%, 6/1/06                                      3,295    3,295
        Missouri State Health and Educational Facilities
         Authority VRDB, Series 2004A, St. Joseph - St.
         Pius (Allied Irish Bank LOC),
         3.52%, 6/8/06                                      2,680    2,680

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
       Missouri - 2.1% - (continued)
         State of Missouri Health and Educational
          Facilities, Series A, The Washington
          University (Washington University Health and
          Educational LOC),
          3.57%, 6/1/06                                  $ 2,900  $ 2,900
         St. Louis County IDA Revenue Bonds, Series
          2004, Friendship Village West County Project
          (LaSalle Bank N.A. LOC),
          3.24%, 6/8/06                                      700      700
       -----------------------------------------------  --------- -------
                                                                   30,295
       -----------------------------------------------  --------- -------
       Nebraska - 0.6%
         Lincoln Electric System Revenue Bonds,
          Series 2001, MERLOTS Series 2003-B01,/ (1)/
          3.27%, 6/8/06                                    8,900    8,900
       -----------------------------------------------  --------- -------
       Nevada - 1.4%
         Clark County Revenue Refunding Bonds, Series
          1993A, Airport Improvement (MBIA Insured),
          3.22%, 6/8/06                                    7,500    7,500
         Nevada State Municipal Bond Bank G.O., Series
          1997-SGB 31 (FGIC Insured),/ (1)/
          3.50%, 6/8/06                                   12,365   12,365
       -----------------------------------------------  --------- -------
                                                                   19,865
       -----------------------------------------------  --------- -------
       New Mexico - 0.8%
         State of New Mexico TRANS,
          4.50%, 6/30/06                                  12,000   12,012
       -----------------------------------------------  --------- -------
       North Carolina - 2.3%
         Charlotte-Mecklenberg Hospital Authority
          VRDB, Series 1996D, Healthcare,
          3.44%, 6/8/06                                   12,000   12,000
         Charlotte Water and Sewer System CP,
          2.90%, 6/6/06                                    3,000    3,000
          3.05%, 7/11/06                                   7,000    7,000
         City of Greensboro Street Improvement, G.O.,
          3.47%, 6/8/06                                   10,000   10,000
         North Carolina State G.O., Eagle Series
          720051001 Class A,/ (1)/
          3.51%, 6/8/06                                    2,370    2,370
       -----------------------------------------------  --------- -------
                                                                   34,370
       -----------------------------------------------  --------- -------

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 39 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       MUNICIPAL PORTFOLIO (continued)

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
      North Dakota - 0.1%
        Ward County Healthcare Facilities Revenue
         Bonds, Series 2002A, Trinity Obligation Group
         (U.S. Bank N.A. LOC),
         3.63%, 6/1/06                                    $ 1,300  $ 1,300
      -------------------------------------------------  --------- -------
      Ohio - 0.9%
        Franklin County Healthcare Facilities Revenue
         Bonds, Series 2005, Chelsea First Community
         (KBC Bank N.V. LOC),
         3.48%, 6/8/06                                      7,800    7,800
        Knox County Hospital Facility Revenue VRDB,
         Series 2004, Community Hospital Project
         (National City Bank Cleveland LOC),
         3.48%, 6/8/06                                      4,975    4,975
      -------------------------------------------------  --------- -------
                                                                    12,775
      -------------------------------------------------  --------- -------
      Oklahoma - 1.4%
        Edmond EDA Student Housing Revenue VRDB,
         Series 2001A (Allied Irish Bank N.A. LOC),
         3.50%, 6/8/06                                      4,105    4,105
        Garfield County Industrial Authority PCR Bonds,
         Series A, Oklahoma Gas & Electric Co.
         Project,
         3.64%, 6/8/06                                     10,000   10,000
        Oklahoma State Industries Authority Revenue
         VRDB, Series 1999B, Integris Baptist Project
         (MBIA Insured),
         3.57%, 6/1/06                                      6,540    6,540
      -------------------------------------------------  --------- -------
                                                                    20,645
      -------------------------------------------------  --------- -------
      Oregon - 0.4%
        Clackamas County Hospital Facility Authority
         VRDB, Willamette Series A-1 (Bank of New
         York LOC),
         3.47%, 6/8/06                                      3,300    3,300
        Multnomah County Higher Education Revenue
         VRDB, Series 1999, Concordia University
         Portland Project (KeyBank N.A. LOC),
         3.63%, 6/1/06                                      2,015    2,015
      -------------------------------------------------  --------- -------
                                                                     5,315
      -------------------------------------------------  --------- -------
      Pennsylvania - 3.2%
        Easton Area School District G.O., Series 2006
         (FSA Corp. Insured),
         3.47%, 6/8/06                                      7,000    7,000

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
      Pennsylvania - 3.2% - (continued)
        Pennsylvania Intergovernmental Cooperative
         Authority Special Tax Revenue Refunding
         Bonds, Series 2003, Philadelphia Funding
         Program (AMBAC Insured),
         3.49%, 6/8/06                                    $11,600  $11,600
        Philadelphia Hospital and Higher Education
         Facilities Authority Refunding VRDB, Series
         2002, Philadelphia Protestant Home (Bank of
         America N.A. LOC),
         3.47%, 6/8/06                                      9,270    9,270
        Philadelphia Hospital and Higher Education
         Facilities VRDB, Series 1999B, Jefferson
         Health System,
         3.60%, 2/5/07                                     10,000   10,000
        State of Pennsylvania Clipper Tax-Exempt
         COPS, Series 2005-5 (FSA Corp. Insured), /(1)/
         3.51%, 6/8/06                                      9,000    9,000
      -------------------------------------------------  --------- -------
                                                                    46,870
      -------------------------------------------------  --------- -------
      Puerto Rico - 0.5%
        Commonwealth of Puerto Rico, TRANS (Bank
         of Nova Scotia LOC),
         4.50%, 7/28/06                                     8,000    8,016
      -------------------------------------------------  --------- -------
      South Carolina - 1.1%
        Charleston Educational Excellence Finance Corp.
         Revenue Bonds, Citigroup ROCS 497M, /(1)/
         3.51%, 6/8/06                                      9,115    9,115
        Medical University Hospital Authority VRDB,
         Series 2005A-5, Austin Variable Certificates
         (MBIA Insured), /(1)/
         3.52%, 6/8/06                                      6,000    6,000
        Oconee County PCR VRDB, Series 1993, Duke
         Energy Corp. (SunTrust Bank LOC),
         3.47%, 6/8/06                                      1,700    1,700
      -------------------------------------------------  --------- -------
                                                                    16,815
      -------------------------------------------------  --------- -------
      Tennessee - 7.6%
        Blount County Public Building Authority VRDB
         Local Government Public Improvement
         Bonds (AMBAC Insured),
         Series 2004A-9-B,
         3.48%, 6/1/06                                      1,465    1,465
         Series 2004A-9-C,
         3.48%, 6/1/06                                      1,275    1,275

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 40 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
        MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
        Tennessee - 7.6% - (continued)
          City of Chattanooga 21st Century G.O., ABN
           AMRO Munitops Certificate Trust 2002-25
           (MBIA Insured), /(1)/
           3.50%, 6/8/06                                $ 7,685  $ 7,685
          Hendersonville IDB Multifamily Housing Revenue
           VRDB, Windsor Park (Colld. by FNMA),
           3.25%, 6/8/06                                  1,795    1,795
          McMinn County IDB VRDB, Series 2002 (AMT),
           Tennessee Wesleyan College Project
           (Regions Bank LOC),
           3.55%, 6/8/06                                  2,440    2,440
          Metropolitan Government Nashville and
           Davidson County Electric Revenue Bonds,
           Citicorp Eagle Trust, Series 984201, /(1)/
           3.51%, 6/8/06                                 17,370   17,370
          Metropolitan Government Nashville and
           Davidson County Health and Educational
           Facilities Board Revenue Bonds, Series
           2001B1, Ascension Health Credit,
           2.85%, 8/1/06                                  5,000    5,000
          Metropolitan Government Nashville and
           Davidson County Health and Educational
           Facilities Board Revenue Bonds, Series
           2001B2, Ascension Health Credit,
           3.40%, 1/4/07                                 10,000   10,000
          Metropolitan Government Nashville and
           Davidson County IDB VRDB, Series 2002,
           University of Nashville Project (SunTrust
           Bank LOC),
           3.22%, 6/8/06                                    700      700
          Sevier County Public Building Authority,
           Local Government Public Improvement
           Revenue Bonds,
           Series 2000 IV-B-4 (FSA Corp. Insured),
           3.60%, 6/1/06                                  1,200    1,200
           Series 2000 IV-B-12 (FSA Corp. Insured),
           3.60%, 6/1/06                                    300      300
           Series 2000 IV-E-1 (AMBAC Insured),
           3.60%, 6/1/06                                  4,700    4,700
           Series 2000 IV-E-6 (AMBAC Insured),
           3.60%, 6/1/06                                  1,090    1,090
           Series 2000 IV-F-1 (AMBAC Insured),
           3.60%, 6/1/06                                  5,860    5,860

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
      MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
      Tennessee - 7.6% - (continued)
        Sevier County Public Building Authority,
         Local Government Public Improvement
         Revenue Bonds, - (continued)
         Series 2001 IV-H-3 (AMBAC Insured),
         3.60%, 6/1/06                                  $ 3,000  $  3,000
         Series 2002 IV-I-4 (AMBAC Insured),
         3.60%, 6/1/06                                    2,020     2,020
         Series 2002 IV-J-3 (AMBAC Insured),
         3.60%, 6/1/06                                      535       535
        Shelby County Health, Educational and
         Housing Facilities Board Revenue VRDB,
         Series 2003, St. Benedict High School
         Project (Amsouth Bank Birmingham LOC),
         3.50%, 6/8/06                                    9,800     9,800
        Tennergy Corp. Gas Revenue Bonds, Series
         1258Q, Putters (JPMorgan Chase & Co. LOC), /(1)/
         3.53%, 6/8/06                                   14,000    14,000
        Tennergy Corp. Gas Revenue Bonds, Series 1260B,
         STARS Trust Receipts (BNP Paribas LOC), /(1)/
         3.52%, 6/8/06                                   20,100    20,100
      -----------------------------------------------  --------- --------
                                                                  110,335
      -----------------------------------------------  --------- --------
      Texas - 10.1%
        Bastrop Independent School District G.O.,
         Series 1997, Soc Gen Municipal Securities Trust
         Receipts, Series SGB-37 (PSF of Texas Gtd.), /(1)/
         3.50%, 6/8/06                                      400       400
        Comal Independent School District VRDB,
         Series 1999-9, ABN AMRO Munitops
         Certificate Trust (PSF of Texas Gtd.), /(1)/
         3.50%, 6/8/06                                    1,300     1,300
        Fort Bend School District G.O., Series
         2004A-03, Wachovia MERLOTS (PSF of
         Texas Gtd.), /(1)/
         3.25%, 6/8/06                                    7,040     7,040
        Harris County Health Facilities Development
         Corp. Revenue Bonds, YMCA of Greater
         Houston (JPMorgan Chase Bank LOC),
         Series 1999,
         3.57%, 6/1/06                                    2,800     2,800
         Series 2002,
         3.57%, 6/1/06                                    1,250     1,250
        Harris County Toll Road State G.O., Series
         2003B, Citigroup ROCS-RR-II-4541, /(1)/
         3.51%, 6/8/06                                    7,805     7,805

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 41 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       MUNICIPAL PORTFOLIO (continued)

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)    (000S)
      MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
      Texas - 10.1% - (continued)
        Houston Independent School District G.O. VRDB,
         Series 2004, Schoolhouse (PSF of Texas Gtd.),
         2.77%, 6/14/06                                  $ 9,835  $  9,835
        Keller Independent School District G.O.,
         Series 2001-26, ABN AMRO Munitops
         Certificate Trust (PSF of Texas Gtd.), /(1)/
         3.51%, 6/8/06                                     2,650     2,650
        North Central Health Facilities Development
         Corp. Revenue VRDB, Series 98, Methodist
         Hospital Dallas (AMBAC Insured),
         3.35%, 7/7/06                                    30,000    30,000
        North East Independent School District G.O.,
         Series 2000 PT-3156, School Building Bonds
         (PSF of Texas Gtd.), /(1)/
         3.51%, 6/8/06                                     1,400     1,400
        Plano Health Facilities Development Corp.
         Revenue Bonds, Series 2000, YMCA of Metro
         Dallas Project (Bank of America N.A. LOC),
         3.30%, 6/8/06                                    10,150    10,150
        State of Texas G.O., Series 2005-58-A, Soc Gen
         Municipal Securities Trust, /(1)/
         3.51%, 6/8/06                                     5,900     5,900
        State of Texas TRANS, Series 2005,
         4.50%, 8/31/06                                   33,000    33,110
        Tarrant County Health Facilities Development
         Corp. VRDB, Series A, Adventist Health
         System (SunTrust Bank LOC),
         3.47%, 6/8/06                                     7,860     7,860
        Texas State Transportation Community
         Revenue Bonds, Citigroup Eagle 20060085
         Class A, /(1)/
         3.51%, 6/8/06                                    10,855    10,855
        Travis County Health Facilities Development
         Corp. VRDB, Querencia Barton Creek
         (LaSalle Bank N.A. LOC),
         3.48%, 6/8/06                                    10,000    10,000
        University of Texas Permanent University Fund
         Revenue Bonds, Series 2002B, Citigroup
         ROCS RR II R 6519, /(1)/
         3.51%, 6/8/06                                     5,155     5,155
      ------------------------------------------------  --------- --------
                                                                   147,510
      ------------------------------------------------  --------- --------
      Utah - 2.2%
        Murray City Hospital Revenue VRDB, Series C,
         IHC Health Services, Inc.,
         3.50%, 6/8/06                                     3,200     3,200

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
     Utah - 2.2% - (continued)
       Utah Water Finance Agency Revenue VRDB,
        Series 2004A-10 (AMBAC Insured),
        3.28%, 6/8/06                                      $ 2,305  $ 2,305
       Utah Water Finance Agency Revenue VRDB,
        Series 2005A-11, Tender Options (AMBAC
        Insured),
        3.28%, 6/8/06                                       12,300   12,300
       Utah Water Finance Agency Revenue VRDB,
        Series 2005A-14, Tender Options (AMBAC
        Insured),
        3.28%, 6/8/06                                        4,000    4,000
       Utah Water Finance Agency Revenue VRDB,
        Series A-15 (AMBAC Insured),
        3.27%, 6/8/06                                        9,700    9,700
     ---------------------------------------------------  --------- -------
                                                                     31,505
     ---------------------------------------------------  --------- -------
     Virginia - 3.1%
       Fairfax County Water Authority Revenue Bonds,
        Citigroup Eagle 200691 Class A, /(1)/
        3.51%, 6/8/06                                       14,835   14,835
       Norfolk EDA Revenue Bonds - Sentara Health,
        Series 2004 II R-322-1, Citigroup ROCS, /(1)/
        3.51%, 6/8/06                                       13,475   13,475
       University of Virginia Revenue Bonds, Citigroup
        Eagle 2006 2006-17, /(1)/
        3.51%, 6/8/06                                       12,000   12,000
       Virginia College Building Authority VRDB, Series
        2004, University of Richmond Project,
        3.22%, 6/8/06                                        5,000    5,000
     ---------------------------------------------------  --------- -------
                                                                     45,310
     ---------------------------------------------------  --------- -------
     Washington - 2.6%
       King County G.O. Refunding Bonds, Series
        1998B, ABN AMRO Munitops Certificate Trust
        Series 2001-1, /(1)/
        3.52%, 6/8/06                                        7,500    7,500
       Port of Seattle Intermediate Lien Revenue
        Refunding Bonds, Series 2005-28, ABN AMRO
        Munitops Certificate Trust (MBIA Insured), /(1)/
        3.52%, 6/8/06                                       10,000   10,000
       Washington State G.O., Series 1993B, Smith
        Barney Soc Gen Trust SGB-13, /(1)/
        3.51%, 6/8/06                                        1,350    1,350

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 42 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
     MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
     Washington - 2.6% - (continued)
       Washington State G.O. Bonds, Series 2000B,
        Eagle Trust Series 20004701, /(1)/
        3.51%, 6/8/06                                     $ 2,300  $ 2,300
       Washington State G.O., Series 2004D, ABN
        AMRO Munitops Certificate Trust Series
        2004-13 (AMBAC Insured), /(1)/
        3.52%, 6/8/06                                       2,900    2,900
       Washington State Healthcare Facilities
        Authority Revenue Bonds, Series 510CE,
        Citigroup ROCS (Citibank N.A. Gtd.), /(1)/
        3.53%, 6/8/06                                       9,145    9,145
       Washington State Healthcare Facilities
        Authority VRDB, Series 2003, Association of
        Community and Migrant Health Centers
        (U.S. Bank N.A. LOC),
        3.52%, 6/8/06                                       2,500    2,500
       Washington State Higher Education Facilities
        VRDB, Series 2003A, Cornish College of Arts
        Project (Bank of America N.A. LOC),
        3.29%, 6/8/06                                       1,900    1,900
     --------------------------------------------------  --------- -------
                                                                    37,595
     --------------------------------------------------  --------- -------
     West Virginia - 1.8%
       Monongalia County Building Commission,
        Series 2005B, Monongalia General Hospital
        (JPMorgan Chase Bank LOC),
        3.48%, 6/8/06                                      14,505   14,505
       West Virginia State Hospital Financial Authority
        VRDB, Pallottine Health Services Project,
        3.48%, 6/8/06                                      12,500   12,500
     --------------------------------------------------  --------- -------
                                                                    27,005
     --------------------------------------------------  --------- -------
     Wisconsin - 5.7%
       Madison Metropolitan School District TRANS,
        4.00%, 9/8/06                                       2,000    2,006
       Pleasant Prairie Kenosha County G.O. VRDB,
        Series 2004 (XLCA Insured),
        3.52%, 6/8/06                                       5,000    5,000
       Wauwatosa Housing Authority Revenue Bonds,
        Series 1995, San Camillo, Inc. Project (U.S.
        Bank N.A. LOC),
        3.47%, 6/8/06                                       1,700    1,700
       Wisconsin Health and Educational Facilities
        Authority Revenue Bonds, Series 2004,
        Wisconsin Institute of Torah Study, Inc.
        Project (Harris N.A. LOC),
        3.47%, 6/8/06                                       3,315    3,315

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
        MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
        Wisconsin - 5.7% - (continued)
          Wisconsin Health and Educational Facilities
           Authority Revenue Bonds, Series 2004C,
           EastCastle Place (LaSalle Bank N.A. LOC),
           3.47%, 6/8/06                                 $ 5,000  $5,000
          Wisconsin Health and Educational Facilities
           Authority Revenue VRDB, Capital Access
           Pool, Vernon Memorial Hospital (U.S. Bank
           N.A. LOC),
           Series 2002A,
           3.63%, 6/1/06                                     845     845
           Series 2002B,
           3.63%, 6/1/06                                   2,115   2,115
          Wisconsin Health and Educational Facilities
           Authority Revenue VRDB, Goodwill Industries
           Southeastern (JPMorgan Chase Bank LOC),
           3.47%, 6/8/06                                     700     700
          Wisconsin Health and Educational Facilities
           Authority Revenue VRDB, Gundersen
           Lutheran (FGIC Insured),
           3.65%, 12/1/06                                  9,500   9,500
          Wisconsin Health and Educational Facilities
           Authority Revenue VRDB, Series 1997,
           Alverno College Project (Allied Irish Bank
           LOC),
           3.63%, 6/1/06                                   1,000   1,000
          Wisconsin Health and Educational Facilities
           Authority Revenue VRDB, Series 2002, Pooled
           Loan Financing Program (U.S. Bank N.A.
           LOC),
           3.27%, 6/8/06                                   5,000   5,000
          Wisconsin Health and Educational Facilities
           Authority Revenue VRDB, Series 2003,
           Oakwood Village Project (Marshall & Ilsley
           Bank LOC),
           3.49%, 6/8/06                                  11,300  11,300
          Wisconsin Health and Educational Facilities
           Authority Revenue VRDB, Series 2005,
           Hospice Care Holdings, Inc. Project
           (Marshall & Ilsley Bank LOC),
           3.47%, 6/8/06                                   4,510   4,510

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 43 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2006 (UNAUDITED)


       MUNICIPAL PORTFOLIO (continued)

                                                     PRINCIPAL
                                                      AMOUNT      VALUE
                                                      (000S)      (000S)
      MUNICIPAL INVESTMENTS - 98.3% - CONTINUED
      Wisconsin - 5.7% - (continued)
        Wisconsin Health and Educational
         Facilities Authority Revenue VRDB,
         Southwest Health Center (Fifth Third
         Bank LOC),
         3.23%, 6/8/06                              $     6,040     $6,040
        Wisconsin School Districts Cash Flow
         Program Lease COPS, Series 2005-B1, /(2)/
         4.50%, 11/1/06                                  10,000     10,048
        Wisconsin State G.O. CP,
         Series 05-A,
         3.48%, 6/7/06                                   15,175     15,175
      --------------------------------------------  ----------- ----------
                                                                    83,254
      --------------------------------------------  ----------- ----------
      Multiple States Pooled Security - 1.5%
        Lehman Brothers Pooled Municipal Trust
         Receipts Revenue Bonds (MBIA
         Insured), /(1)/
         3.31%, 6/8/06                                   22,155     22,155
      --------------------------------------------  ----------- ----------
      Total Municipal Investments (Cost $1,434,990)              1,434,990

                                                      NUMBER      VALUE
                                                     OF SHARES    (000S)
      INVESTMENT COMPANIES - 1.1%
        AIM Tax-Exempt Cash Fund                     15,724,180     15,724
        Dreyfus Tax-Exempt Cash Management
         Fund                                           715,626        716
      --------------------------------------------------------------------
      Total Investment Companies (Cost $16,440)                     16,440
      --------------------------------------------  ----------- ----------
      Total Investments - 99.4% (Cost $1,451,430) /(3)/          1,451,430
         Other Assets less Liabilities - 0.6%                        8,392
      --------------------------------------------  ----------- ----------
      NET ASSETS - 100.0%                                       $1,459,822

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)Restricted security that has been deemed illiquid. At May 31, 2006, the value of these restricted illiquid securities amounted to approximately $51,038,000 or 3.5% of net assets. Additional information on each restricted illiquid security is as follows:

                                                           ACQUISITION
                                             ACQUISITION      COST
          SECURITY                              DATE         (000S)
          Park Creek Metropolitan District
           Revenue Bonds (CO),
           3.50%, 2/15/07                  9/30/05-2/13/06   $22,500
          Florida State Department of
           Transportation Revenue Bonds
           (FL),
           3.35%, 11/15/06                        11/15/05    12,490
          Illinois Development Finance
           Authority Revenue Bonds (IL),
           3.50%, 6/1/06                            3/2/06     6,000
          Wisconsin School Districts Cash
           Flow Program Lease COPS (WI),
           4.50%, 11/1/06                         12/13/05    10,099
          -------------------------------- --------------- -----------

(3)The cost for federal income tax purposes was $1,451,430.


           At May 31, 2006, the industry sectors for the Municipal Portfolio were:
           INDUSTRY SECTOR                                  % OF NET ASSETS
           Air, Water Services and Solid Waste
            Management                                             8.3%
           Educational Services                                   18.5
           Executive, Legislative and General
            Government                                            20.6
           General Medical, Surgical and Nursing and
            Personal Care                                         18.1
           Health Services and Residential Care                    9.7
           Urban and Community Development, Housing
            Programs and Social Services                           5.6
           All other sectors less than 5%                         19.2
           -----------------------------------------------------------------------
           Total                                                 100.0%

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 44 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       ABBREVIATIONS AND OTHER INFORMATION
                                                       MAY 31, 2006 (UNAUDITED)


The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

   EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

AMBAC  American Municipal Bond
       Assurance Corporation

AMT    Alternative Minimum Tax

Colld. Collateralized

CP     Commercial Paper

COPS   Certificates of Participation

EDA    Economic Development
       Authority

FFCB   Federal Farm Credit Bank

FGIC   Financial Guaranty Insurance
       Corporation

FHLB   Federal Home Loan Bank

FHLMC  Freddie Mac

FNMA   Fannie Mae

FRCD   Floating Rate Certificates of
       Deposit

FRCP   Floating Rate Commercial
       Paper

FRN    Floating Rate Notes

FSA    Financial Security Assurance

FSB    Federal Savings Bank

GIC    Guaranteed Investment
       Contract

GNMA   Government National
       Mortgage Association

G.O.   General Obligation

Gtd.   Guaranteed

HFA    Housing Finance Authority

IDA    Industrial Development
       Authority

IDB    Industrial Development
       Board

IDR    Industrial Development
       Revenue

LOC      Letter of Credit

MBIA     Municipal Bond Insurance
         Association

MERLOTS  Municipal Exempt Receipts
         Liquidity Optional Tender

MTN      Medium Term Notes

PCR      Pollution Control Revenue

P-Floats Puttable Floating Rate
         Security

PSF      Permanent School Fund

RANS     Revenue Anticipation Notes

ROCS     Reset Option Certificates

SFM      Single Family Mortgage

SGB      Societe Generale Bank

Soc Gen  Societe Generale

STARS    Short Term Adjustable Rate
         Securities

TRANS    Tax and Revenue
         Anticipation Notes

TRB      Tax Revenue Bonds

TSB      Trustee Savings Bank

VRDB     Variable Rate Demand
         Bonds

XLCA     XL Capital Assurance

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 45 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS




1   ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 22 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). Northern Trust Investments, N.A. ("NTI"), a direct subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser for all of the Trust's money market portfolios (the "Portfolios" or "Money Market Portfolios"). Northern Trust also serves as the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

Presented herein are the financial statements for each of the five Money Market Portfolios. These include: Diversified Assets Portfolio, Government Portfolio, Government Select Portfolio, Tax-Exempt Portfolio and Municipal Portfolio. Each of these diversified Portfolios is authorized to issue three classes of shares:
Shares, Service Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent service provided. At May 31, 2006, Shares, Service Shares and Premier Shares were outstanding for the Diversified Assets, Government, Government Select and Municipal Portfolios, and Shares and Service Shares were outstanding for the Tax-Exempt Portfolio.

2   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - The investments held by the Portfolios are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolios, at the Bank of New York or JPMorgan Chase which, in turn, hold securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago.

The nature and terms of the collateral received for the repurchase agreements are as follows:

Diversified Assets

                     Name  COUPON RATES   MATURITY DATES
                     -------------------------------------
                     FHLB  4.63% - 7.63% 4/13/07 - 2/18/11
                     FHLMC 0.00% - 6.37% 11/16/15 - 3/1/36
                     FNMA  0.00% - 7.50% 6/15/08 - 5/1/36
                     GNMA  4.50% - 6.50% 7/15/24 - 5/15/36
                     -------------------------------------

Government

                      Name  COUPON RATES   MATURITY DATES
                      ------------------------------------
                      FHLMC 0.00% - 5.50% 7/1/19 - 2/1/36
                      FNMA  4.50% - 7.29% 11/1/16 - 9/1/42
                      ------------------------------------

Each Portfolio may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Diversified Assets Portfolio and Government Portfolio have entered into such joint repurchase agreements at May 31, 2006, as reflected in their accompanying Schedules of Investments.

The nature and terms of the collateral received for the joint repurchase agreements are as follows:

Diversified Assets

              Name                COUPON RATES   MATURITY DATES
              ---------------------------------------------------
              U.S. Treasury Bonds 3.88% - 8.88% 5/15/16 - 4/15/29
              U.S. Treasury Notes 1.88% - 4.25% 2/15/07 - 7/15/15
              ---------------------------------------------------

Government

              Name                COUPON RATES   MATURITY DATES
              ---------------------------------------------------
              U.S. Treasury Bonds 3.88% - 8.88% 5/15/16 - 4/15/29
              U.S. Treasury Notes 1.88% - 4.25% 2/15/07 - 7/15/15
              ---------------------------------------------------

MONEY MARKET PORTFOLIOS 46 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the straight-line method. Dividend income is recognized on the ex-dividend date. Certain money market portfolios receive dividend income from investment companies.

D) EXPENSES - Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses that are not directly attributable to an individual Portfolio are allocated among the Portfolios in proportion to each Portfolio's relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS - Each Portfolio's net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder's account with Northern Trust, its affiliates or its correspondents. The Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.

F) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Portfolio's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders.

At November 30, 2005, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration are as follows:

                                      NOVEMBER 30, NOVEMBER 30,
                 Amounts in thousands     2011         2013
                 ----------------------------------------------
                  Diversified Assets      $ --          $6
                  Government Select         15          --
                  Tax-Exempt                --          22
                 ----------------------------------------------

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2005, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

                                            UNDISTRIBUTED
                                         -------------------
                                         TAX-EXEMPT ORDINARY
                    Amounts in thousands   INCOME   INCOME*
                    ----------------------------------------
                     Diversified Assets     $ --    $31,503
                     Government               --      8,585
                     Government Select        --     13,031
                     Tax-Exempt            1,718         --
                     Municipal             2,519         30
                    ----------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2005, was as follows:

                                          DISTRIBUTED FROM
                                         -------------------
                                         TAX-EXEMPT ORDINARY
                    Amounts in thousands   INCOME   INCOME*
                    ----------------------------------------
                     Diversified Assets      $ --   $266,328
                     Government                --     69,432
                     Government Select         --    106,263
                     Tax-Exempt            12,488         --
                     Municipal             24,216         --
                    ----------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

3   ADVISORY, TRANSFER AGENCY AND CUSTODIAN
    AGREEMENTS
As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly at annual rates set forth in the table below (expressed as a percentage of each Portfolio's respective average daily net assets). For the six months ended May 31, 2006, the investment adviser voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2006, were as follows:

                                    ANNUAL          ADVISORY FEE
                                   ADVISORY  LESS      AFTER
                                     FEE    WAIVERS    WAIVER
                ------------------------------------------------
                Diversified Assets   0.25%     --       0.25%
                Government           0.25%     --       0.25%
                Government Select    0.20%   0.10%      0.10%
                Tax-Exempt           0.25%     --       0.25%
                Municipal            0.20%   0.10%      0.10%
                ------------------------------------------------

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 47 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)




The waivers described above are voluntary and may be modified or terminated at any time.

As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class of the Portfolio; (b) 0.01 percent of the average daily net asset value of the outstanding Service Shares Class of the Portfolio; and (c) 0.02 percent of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

Class-specific transfer agent fees for the six months ended May 31, 2006, were as follows:

                                              SERVICE PREMIER
                  Amounts in thousands SHARES SHARES  SHARES
                  -------------------------------------------
                   Diversified Assets   $10     $6      $3
                   Government            15      4       1
                   Government Select     69      5      19
                   Tax-Exempt             7     --      --
                   Municipal              4      4      --
                  -------------------------------------------

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. Custodian credits, if any, are reflected in the Portfolios' Statements of Operations.

4   ADMINISTRATION, DISTRIBUTION AND OTHER
    AGREEMENTS
NTI and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at the annual rate of 0.10 percent of the average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent, payments under the Service plan for the Portfolios' Service Shares and Premier Shares and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of the Portfolio's average daily net assets, NTI as co-administrator has agreed to reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2006, under such arrangements are shown on the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation under its distribution agreement.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At May 31, 2006, the amounts payable in the Diversified Assets, Government, Government Select, Tax-Exempt and Municipal Portfolios were approximately $34,000, $11,000, $17,000, $3,000 and $3,000, respectively.

5   SERVICE PLAN
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions ("Servicing Agents") under which they will render certain administrative support services and in some cases, personal and account maintenance services for their customers or investors who beneficially own Service and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.25 percent and 0.50 percent of the average daily net asset value of the outstanding Service and Premier Shares, respectively.

Class-specific shareholder servicing fees for the six months ended May 31, 2006, were as follows:

                                           SERVICE PREMIER
                      Amounts in thousands SHARES  SHARES
                      ------------------------------------
                       Diversified Assets   $159     $59
                       Government            110      17
                       Government Select     118     466
                       Tax-Exempt              5      --
                       Municipal             111       1
                      ------------------------------------

MONEY MARKET PORTFOLIOS 48 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)




6   BANK LOANS
The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above
IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At May 31, 2006, the Portfolios did not have any outstanding loans.

The Portfolios did not incur any interest expense for the six months ended May 31, 2006.


7   CAPITAL SHARE TRANSACTIONS
Transactions in Shares for the six months ended May 31, 2006, were as follows:

                                                   PAYMENTS FOR  NET INCREASE
                        PROCEEDS FROM REINVESTMENT    SHARES     (DECREASE) IN
  Amounts in thousands*  SHARES SOLD  OF DIVIDENDS   REDEEMED     NET ASSETS
  ----------------------------------------------------------------------------
   Diversified Assets    $98,037,917     $4,564    $(97,635,600)   $406,881
   Government             23,729,171      1,208     (23,677,528)     52,851
   Government Select      18,533,150      9,174     (18,168,888)    373,436
   Tax-Exempt              2,174,736        792      (2,217,451)    (41,923)
   Municipal               4,049,751      4,524      (3,751,720)    302,555
  ----------------------------------------------------------------------------

*  The number of shares approximates the dollar amount of transactions.

Transactions in Shares for the fiscal year ended November 30, 2005, were as follows:

                                                   PAYMENTS FOR  NET INCREASE
                       PROCEEDS FROM REINVESTMENT     SHARES     (DECREASE) IN
 Amounts in thousands*  SHARES SOLD  OF DIVIDENDS    REDEEMED     NET ASSETS
 -----------------------------------------------------------------------------
  Diversified Assets   $166,084,084     $5,603    $(164,759,605)  $1,330,082
  Government             46,868,597      1,011      (46,541,671)     327,937
  Government Select      31,895,103      9,226      (32,064,678)    (160,349)
  Tax-Exempt              4,110,929        982       (4,043,094)      68,817
  Municipal               4,606,057      7,871       (4,756,427)    (142,499)
 -----------------------------------------------------------------------------

*  The number of shares approximates the dollar amount of transactions.

Transactions in Service Shares for the six months ended May 31, 2006, were as follows:

                                                   PAYMENTS FOR NET INCREASE
                        PROCEEDS FROM REINVESTMENT    SHARES    (DECREASE) IN
  Amounts in thousands*  SHARES SOLD  OF DIVIDENDS   REDEEMED    NET ASSETS
  ---------------------------------------------------------------------------
   Diversified Assets    $2,639,383       $--      $(2,629,886)     $9,497
   Government               260,619        --         (260,988)       (369)
   Government Select        477,781        --         (465,815)     11,966
   Tax-Exempt                 9,652        --          (10,107)       (455)
   Municipal                 94,827        --         (122,593)    (27,766)
  ---------------------------------------------------------------------------

*  The number of shares approximates the dollar amount of transactions.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 49 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)
                                                       MAY 31, 2006 (UNAUDITED)




Transactions in Service Shares for the fiscal year ended November 30, 2005, were as follows:

                                                   PAYMENTS FOR NET INCREASE
                        PROCEEDS FROM REINVESTMENT    SHARES    (DECREASE) IN
  Amounts in thousands*  SHARES SOLD  OF DIVIDENDS   REDEEMED    NET ASSETS
  ---------------------------------------------------------------------------
   Diversified Assets    $1,765,111       $400     $(1,751,395)    $14,116
   Government               460,721         --        (454,004)      6,717
   Government Select      1,416,799         --      (1,464,122)    (47,323)
   Tax-Exempt                22,760         --         (22,337)        423
   Municipal                166,497         --        (151,619)     14,878
  ---------------------------------------------------------------------------

*  The number of shares approximates the dollar amount of transactions.

Transactions in Premier Shares for the six months ended May 31, 2006, were as follows:

                                                   PAYMENTS FOR NET INCREASE
                        PROCEEDS FROM REINVESTMENT    SHARES    (DECREASE) IN
  Amounts in thousands*  SHARES SOLD  OF DIVIDENDS   REDEEMED    NET ASSETS
  ---------------------------------------------------------------------------
   Diversified Assets      $83,399        $--       $(116,307)    $(32,908)
   Government                3,551         --         (15,519)     (11,968)
   Government Select       107,650         --        (166,582)     (58,932)
   Municipal                 9,726         --          (9,587)         139
  ---------------------------------------------------------------------------

*  The number of shares approximates the dollar amount of transactions.

Transactions in Premier Shares for the fiscal year ended November 30, 2005, were as follows:

                                                  PAYMENTS FOR
                       PROCEEDS FROM REINVESTMENT    SHARES    NET INCREASE IN
 Amounts in thousands*  SHARES SOLD  OF DIVIDENDS   REDEEMED     NET ASSETS
 -----------------------------------------------------------------------------
  Diversified Assets      $81,065        $--        $(44,074)      $36,991
  Government               25,551         --         (13,112)       12,439
  Government Select       304,991         --        (201,456)      103,535
  Municipal                   292         --              --           292
 -----------------------------------------------------------------------------

*  The number of shares approximates the dollar amount of transactions.

MONEY MARKET PORTFOLIOS 50 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       TAX INFORMATION
                                                       MAY 31, 2006 (UNAUDITED)


During the fiscal year ended November 30, 2005, the percentage of dividends derived from net investment income paid by each of the following Portfolios as "exempt-interest dividends", excludable from gross income for federal income tax purposes were as follows: Tax-Exempt Portfolio - 100% and Municipal Portfolio - 100%.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 51 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       FUND EXPENSES



As a shareholder of the Portfolios, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2005 through May 31, 2006.

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 12/1/05 - 5/31/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Diversified Assets

                                 BEGINNING  ENDING
                                  ACCOUNT   ACCOUNT      EXPENSES
                         EXPENSE   VALUE     VALUE         PAID*
          SHARES          RATIO   12/1/05   5/31/06  12/1/05 - 5/31/06
          ------------------------------------------------------------
           Actual         0.35%  $1,000.00 $1,021.50       $1.76
           Hypothetical   0.35%  $1,000.00 $1,023.19       $1.77**
          ------------------------------------------------------------

          SERVICE SHARES
          ------------------------------------------------------------
           Actual         0.61%  $1,000.00 $1,020.20       $3.07
           Hypothetical   0.61%  $1,000.00 $1,021.89       $3.07**
          ------------------------------------------------------------

          PREMIER SHARES
          ------------------------------------------------------------
           Actual         0.87%  $1,000.00 $1,018.90       $4.38
           Hypothetical   0.87%  $1,000.00 $1,020.59       $4.38**
          ------------------------------------------------------------

Government

                                 BEGINNING  ENDING
                                  ACCOUNT   ACCOUNT      EXPENSES
                         EXPENSE   VALUE     VALUE         PAID*
          SHARES          RATIO   12/1/05   5/31/06  12/1/05 - 5/31/06
          ------------------------------------------------------------
           Actual         0.35%  $1,000.00 $1,021.10       $1.76
           Hypothetical   0.35%  $1,000.00 $1,023.19       $1.77**
          ------------------------------------------------------------

          SERVICE SHARES
          ------------------------------------------------------------
           Actual         0.61%  $1,000.00 $1,019.80       $3.07
           Hypothetical   0.61%  $1,000.00 $1,021.89       $3.07**
          ------------------------------------------------------------

          PREMIER SHARES
          ------------------------------------------------------------
           Actual         0.87%  $1,000.00 $1,018.50       $4.38
           Hypothetical   0.87%  $1,000.00 $1,020.59       $4.38**
          ------------------------------------------------------------

Government Select

                                 BEGINNING  ENDING
                                  ACCOUNT   ACCOUNT      EXPENSES
                         EXPENSE   VALUE     VALUE         PAID*
          SHARES          RATIO   12/1/05   5/31/06  12/1/05 - 5/31/06
          ------------------------------------------------------------
           Actual         0.20%  $1,000.00 $1,021.60       $1.01
           Hypothetical   0.20%  $1,000.00 $1,023.93       $1.01**
          ------------------------------------------------------------

          SERVICE SHARES
          ------------------------------------------------------------
           Actual         0.46%  $1,000.00 $1,020.30       $2.32
           Hypothetical   0.46%  $1,000.00 $1,022.64       $2.32**
          ------------------------------------------------------------

          PREMIER SHARES
          ------------------------------------------------------------
           Actual         0.72%  $1,000.00 $1,019.00       $3.62
           Hypothetical   0.72%  $1,000.00 $1,021.34       $3.63**
          ------------------------------------------------------------

MONEY MARKET PORTFOLIOS 52 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)




Tax-Exempt

                                 BEGINNING  ENDING
                                  ACCOUNT   ACCOUNT      EXPENSES
                         EXPENSE   VALUE     VALUE         PAID*
          SHARES          RATIO   12/1/05   5/31/06  12/1/05 - 5/31/06
          ------------------------------------------------------------
           Actual         0.35%  $1,000.00 $1,014.50       $1.76
           Hypothetical   0.35%  $1,000.00 $1,023.19       $1.77**
          ------------------------------------------------------------

          SERVICE SHARES
          ------------------------------------------------------------
           Actual         0.61%  $1,000.00 $1,013.10       $3.06
           Hypothetical   0.61%  $1,000.00 $1,021.89       $3.07**
          ------------------------------------------------------------

Municipal

                                 BEGINNING  ENDING
                                  ACCOUNT   ACCOUNT      EXPENSES
                         EXPENSE   VALUE     VALUE         PAID*
          SHARES          RATIO   12/1/05   5/31/06  12/1/05 - 5/31/06
          ------------------------------------------------------------
           Actual         0.20%  $1,000.00 $1,015.20       $1.00
           Hypothetical   0.20%  $1,000.00 $1,023.93       $1.01**
          ------------------------------------------------------------

          SERVICE SHARES
          ------------------------------------------------------------
           Actual         0.46%  $1,000.00 $1,013.90       $2.31
           Hypothetical   0.46%  $1,000.00 $1,022.64       $2.32**
          ------------------------------------------------------------

          PREMIER SHARES
          ------------------------------------------------------------
           Actual         0.72%  $1,000.00 $1,012.50       $3.61
           Hypothetical   0.72%  $1,000.00 $1,021.34       $3.63**
          ------------------------------------------------------------

* Expenses are calculated using the Portfolios' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2006. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).
**Hypothetical expenses are based on the Portfolios' actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 53 MONEY MARKET PORTFOLIOS

 -------------------------------------------------------
    MONEY MARKET PORTFOLIOS
 --
       TRUSTEES AND OFFICERS



  APPROVAL OF ADVISORY AGREEMENT
  The Trustees oversee the management of Northern Institutional Funds (the "Trust"), and review the investment performance and expenses of the investment portfolios covered by this Report (the "Portfolios") at regularly scheduled meetings held during the Portfolios' fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust's investment advisory agreement (the "Advisory Agreement") for the Portfolios with Northern Trust Investments, N.A. (the "Investment Adviser").

  The Advisory Agreement was most recently re-approved with respect to all of the Portfolios by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the "Independent Trustees"), at the annual contract review meeting held on February 16-17, 2006 (the "Annual Contract Meeting").

  In preparation for the Trustees' consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees reviewed information on the following topics for the Portfolios at a meeting held on November 4, 2005 (the "November Meeting"): the Investment Adviser's profitability; the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolios; and policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

  In connection with both the November Meeting and the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Trustees' consideration of the Advisory Agreement, and at those meetings the Trustees also considered the Investment Adviser's oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

  In evaluating the Advisory Agreement at the November Meeting and the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Adviser's investment management services. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark performance indices; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; and
  (iv) expenses borne by the Portfolios.

  Specifically in connection with the Trustees' approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios' investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. ("Lipper"), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary fee waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to certain of the Investment Adviser's other accounts; (v) the scope and depth of the Investment Adviser's resources; (vi) the Investment Adviser's staffing for the Portfolios and the experience of the portfolio managers; (vii) the Investment Adviser's financial resources and its ability to attract and retain portfolio management talent; (viii) the fees paid by the Portfolios to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; (ix) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolios; and (x) potential economies of scale at various Portfolio asset levels. In addition, the Trustees considered the Investment Adviser's willingness to meet with representatives of the Board of Trustees outside of the Board meetings in preparation for the Annual Contract Meeting and to provide information requested by the Trustees.

  In connection with their approval of the Advisory Agreement for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolios by the Investment Adviser and its affiliates. These services include services as the Portfolios' custodian, transfer agent, co-administrator and securities lending agent. The Trustees also considered that many of the Portfolios' share-

MONEY MARKET PORTFOLIOS 54 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



  holders had other client relationships with The Northern Trust Company. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and was able to provide quality services to the Portfolios. The Trustees also believed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Portfolios and the Investment Adviser, and had continued to develop its internal audit program with respect to the Portfolios.

  The Trustees also considered the investment performance of the Portfolios. In this regard, the Trustees considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other SEC-registered Portfolios and to rankings and ratings issued by third parties. This information on the Portfolios' investment performance was provided, if applicable, for one, two, three, four, five and ten years. In addition, the Trustees considered the Portfolios' investment performance in light of the investment objectives and credit parameters applicable to the Portfolios, as well as the investor base the Portfolios are intended to serve. With respect to the Diversified Assets Portfolio, the Trustees also considered that unlike the other Portfolios, this Portfolio is used by the Investment Adviser as a cash sweep vehicle for the Investment Adviser's and its affiliates' institutional accounts. They also considered the Portfolios' compliance with regulations of the Securities and Exchange Commission applicable to money market mutual Portfolios and the stability of the Portfolios' net asset values. In addition, the Trustees reviewed the consistency of the Investment Adviser's investment approach for the Portfolios.

  Based on the information provided, the Trustees believed that the Portfolios had provided competitive yields in light of their respective investment objectives and policies.

  The Trustees also considered the Portfolios' contractual advisory fee rates; the Portfolios' total operating expense ratios; the Investment Adviser's voluntary fee waivers and its affiliate's expense reimbursements with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the respective Portfolios. In addition, the Trustees considered the fees paid by the Portfolios to the Investment Adviser and its affiliates for custodial, transfer agency, co-administration (including contractual reimbursements made by the affiliate performing co-administration services) and securities lending services, and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser's view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios' advisory fees are set and through the Investment Adviser's voluntary fee waivers and its affiliate's contractual expense reimbursements that limit the expense caps for the Portfolios to specific levels. In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing the fee rates charged by the Investment Adviser (which do not include fee breakpoints) with the fee rates charged by other, unaffiliated investment managers to their clients.

  Information on the services rendered by the Investment Adviser to the Portfolios, the fee rates paid by the Portfolios under the Advisory Agreement and the Portfolios' total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios' fee rates and total operating expense ratios were prepared by Lipper. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it. In addition, the Trustees noted the Investment Adviser's voluntary undertaking to waive fees to limit the Portfolios' total expense ratios to specified levels.

  After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Portfolios, that the fees paid by Portfolios were reasonable in light of the services provided by the Investment Adviser, its costs and the Portfolios' current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 55 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       FOR MORE INFORMATION



  PORTFOLIO HOLDINGS
  Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Form N-Q are available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

  PROXY VOTING
  A description of Northern Institutional Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Institutional Funds' Web site at northerninstitutionalfunds.com or the SEC's Web site at sec.gov or by calling the Northern Institutional Funds Center at 800/637-1380.

MONEY MARKET PORTFOLIOS 56 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

               ----------------------------------------------------------------
                                                    PRIME OBLIGATIONS PORTFOLIO
                                                                           ----
       TABLE OF CONTENTS


The report has been prepared for the general information of Northern Institutional Funds Prime Obligations Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Prime Obligations Portfolio prospectus, which contains more complete information about Northern Institutional Funds Prime Obligations Portfolio's investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC, not affiliated with Northern Trust, 301 Bellevue Parkway, Wilmington, DE 19809

                               NOT FDIC INSURED
--------------------------------------------------------------------------------
                       May lose value/No bank guarantee

 2  STATEMENT OF ASSETS AND LIABILITIES

 3  STATEMENT OF OPERATIONS

 4  STATEMENT OF CHANGES IN NET ASSETS

 5  FINANCIAL HIGHLIGHTS

 7  SCHEDULE OF INVESTMENTS

12  ABBREVIATIONS AND OTHER INFORMATION

13  NOTES TO THE FINANCIAL STATEMENTS

16  FUND EXPENSES

17  TRUSTEES AND OFFICERS

    17   APPROVAL OF ADVISORY AGREEMENT

20  FOR MORE INFORMATION

   NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 PRIME OBLIGATIONS PORTFOLIO

---------------------------
PRIME OBLIGATIONS PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        PRIME
Amounts in thousands,                                                OBLIGATIONS
except per share data                                                 PORTFOLIO
------------------------------------------------------------------   -----------
ASSETS:
Investments, at amortized cost                                        $  931,874
Repurchase agreements, at cost which approximates fair value             330,008
Interest income receivable                                                 4,320
Receivable from affiliated administrator                                      20
Prepaid and other assets                                                      14
                                                                      ----------
Total Assets                                                           1,266,236
                                                                      ----------
LIABILITIES:
Cash overdraft                                                                 1
Payable for securities purchased                                          33,000
Distributions payable to shareholders                                      4,668
Payable to affiliates:
   Investment advisory fees                                                  101
   Co-administration fees                                                    101
   Transfer agent fees                                                         5
Accrued other liabilities                                                     60
                                                                      ----------
Total Liabilities                                                         37,936
                                                                      ----------
Net Assets                                                            $1,228,300
                                                                      ----------
ANALYSIS OF NET ASSETS:
Capital stock                                                         $1,228,293
Undistributed net investment income                                            4
Accumulated realized gain                                                      3
                                                                      ----------
Net Assets                                                            $1,228,300
                                                                      ----------
Net Assets:
   Shares                                                             $1,061,590
   Service Shares                                                        151,610
   Premier Shares                                                         15,100
Total Shares Outstanding (no par value, unlimited
   shares authorized):
   Shares                                                              1,061,582
   Service Shares                                                        151,609
   Premier Shares                                                         15,101
Net Asset Value, Redemption and Offering Price Per
   Share:
   Shares                                                             $     1.00
   Service Shares                                                           1.00
   Premier Shares                                                           1.00

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                     ---------------------------
                                                     PRIME OBLIGATIONS PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        PRIME
                                                                     OBLIGATIONS
Amounts in thousands                                                  PORTFOLIO
------------------------------------------------------------------   -----------
INVESTMENT INCOME:
Interest income                                                        $26,273

EXPENSES:
Investment advisory fees                                                   849
Co-administration fees                                                     566
Custody and accounting fees                                                 43
Transfer agent fees                                                          5
Registration fees                                                           23
Printing fees                                                               13
Professional fees                                                           12
Trustee fees and expenses                                                   10
Shareholder servicing fees                                                 138
Other                                                                       25
                                                                       -------
Total Expenses                                                           1,684
   Less voluntary waivers of investment advisory fees                     (283)
   Less expenses reimbursed by administrator                              (121)
   Less custodian credits                                                   (3)
                                                                       -------
   Net Expenses                                                          1,277
                                                                       -------
Net Investment Income                                                   24,996
                                                                       -------
NET REALIZED GAIN:
Net realized gain on investments                                             3
                                                                       -------
   Net Realized Gain on Investments                                          3
                                                                       -------
Net Increase in Net Assets Resulting from Operations                   $24,999
                                                                       -------
See Notes to the Financial Statements.

    NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 PRIME OBLIGATIONS PORTFOLIO

---------------------------
PRIME OBLIGATIONS PORTFOLIO
--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS        OR FISCAL YEAR ENDED NOVEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                                  PRIME
                                                                               OBLIGATIONS
                                                                                PORTFOLIO
                                                                          ---------------------
Amounts in thousands                                                         2006        2005
-----------------------------------------------------------------------   ----------   --------
OPERATIONS:
Net investment income                                                     $   24,996   $ 19,980
Net realized gain                                                                  3          4
                                                                          ----------   --------
   Net Increase in Net Assets Resulting from Operations                       24,999     19,984
                                                                          ----------   --------
CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from Shares transactions                232,715    234,643
Net increase in net assets resulting from Service Shares transactions         96,795      6,319
Net increase in net assets resulting from Premier Shares transactions          1,493     13,608
                                                                          ----------   --------
   Net Increase in Net Assets Resulting from Capital Share Transactions      331,003    254,570
                                                                          ----------   --------
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income                                                   (22,984)   (18,497)
                                                                          ----------   --------
   Total Distributions to Shares Shareholders                                (22,984)   (18,497)
                                                                          ----------   --------
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income                                                    (1,732)    (1,467)
                                                                          ----------   --------
   Total Distributions to Service Shares Shareholders                         (1,732)    (1,467)
                                                                          ----------   --------
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
From net investment income                                                      (280)       (16)
                                                                          ----------   --------
   Total Distributions to Premier Shares Shareholders                           (280)       (16)
                                                                          ----------   --------
Total Increase in Net Assets                                                 331,006    254,574

NET ASSETS:
Beginning of period                                                          897,294    642,720
                                                                          ----------   --------
End of period                                                             $1,228,300   $897,294
                                                                          ----------   --------
Undistributed Net Investment Income                                       $        4   $      4

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                     ---------------------------
                                                     PRIME OBLIGATIONS PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                   SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                                SHARES
PRIME OBLIGATIONS PORTFOLIO                                   -------------------------------------------
Selected per share data                                          2006        2005       2004     2003 /3/
-----------------------------------------------------------   ----------   --------   --------   --------
Net Asset Value, Beginning of Period                          $     1.00   $   1.00   $   1.00   $   1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.02       0.03       0.01         --
                                                              ----------   --------   --------   --------
   Total from Investment Operations                                 0.02       0.03       0.01         --
                                                              ----------   --------   --------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income                                      (0.02)     (0.03)     (0.01)        --
                                                              ----------   --------   --------   --------
      Total Distributions Paid                                     (0.02)     (0.03)     (0.01)        --
                                                              ----------   --------   --------   --------
Net Asset Value, End of Period                                $     1.00   $   1.00   $   1.00   $   1.00
                                                              ----------   --------   --------   --------
Total Return /1/                                                    2.23%      2.94%      1.14%      0.26%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                       $1,061,590   $828,872   $594,224   $398,281
Ratio to average net assets of: /2/
   Expenses, net of waivers and reimbursements                      0.20%      0.20%      0.20%      0.20%
   Expenses, before waivers and reimbursements                      0.27%      0.29%      0.29%      0.37%
   Net investment income, net of waivers and reimbursements         4.44%      2.97%      1.18%      0.91%
   Net investment income, before waivers and reimbursements         4.37%      2.88%      1.09%      0.74%

                                                                                 SERVICE
                                                              -------------------------------------------
Selected per share data                                          2006        2005       2004     2003 /4/
-----------------------------------------------------------   ----------   --------   --------   --------
Net Asset Value, Beginning of Period                           $   1.00     $  1.00    $  1.00    $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                              0.02        0.03       0.01         --
                                                               --------     -------    -------    -------
   Total from Investment Operations                                0.02        0.03       0.01         --
                                                               --------     -------    -------    -------
LESS DISTRIBUTIONS PAID:
   From net investment income                                     (0.02)      (0.03)     (0.01)        --
                                                               --------     -------    -------    -------
      Total Distributions Paid                                    (0.02)      (0.03)     (0.01)        --
                                                               --------     -------    -------    -------
Net Asset Value, End of Period                                 $   1.00     $  1.00    $  1.00    $  1.00
                                                               --------     -------    -------    -------
Total Return /1/                                                   2.09%       2.67%      0.88%      0.16%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                        $151,610     $54,814    $48,496    $16,601
Ratio to average net assets of: /2/
   Expenses, net of waivers and reimbursements                     0.46%       0.46%      0.46%      0.46%
   Expenses, before waivers and reimbursements                     0.53%       0.55%      0.55%      0.63%
   Net investment income, net of waivers and reimbursements        4.18%       2.71%      0.92%      0.65%
   Net investment income, before waivers and reimbursements        4.11%       2.62%      0.83%      0.48%

/1/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/2/  Annualized for periods less than one year.
/3/ For the period August 21, 2003 (commencement of operations) through November 30, 2003. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
/4/ For the period September 2, 2003 (commencement of operations) through November 30, 2003. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

    NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 PRIME OBLIGATIONS PORTFOLIO

---------------------------
PRIME OBLIGATIONS PORTFOLIO
--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
FINANCIAL HIGHLIGHTS (continued)                    OR PERIOD ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

PRIME OBLIGATIONS PORTFOLIO                                        PREMIER
                                                              -----------------
Selected per share data                                         2006    2005 /3/
-----------------------------------------------------------   -------   -------
Net Asset Value, Beginning of Period                          $  1.00   $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                            0.02        --
                                                              -------   -------
   Total from Investment Operations                              0.02        --
                                                              -------   -------
LESS DISTRIBUTIONS PAID:
   From net investment income                                   (0.02)       --
                                                              -------   -------
      Total Distributions Paid                                  (0.02)       --
                                                              -------   -------
Net Asset Value, End of Period                                $  1.00   $  1.00
                                                              -------   -------
Total Return /1/                                                 1.96%     0.12%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period                       $15,100   $13,608
Ratio to average net assets of: /2/
   Expenses, net of waivers and reimbursements                   0.72%     0.72%
   Expenses, before waivers and reimbursements                   0.79%     0.81%
   Net investment income, net of waivers and reimbursements      3.92%     3.39%
   Net investment income, before waivers and reimbursements      3.85%     3.30%

/1/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/2/  Annualized for periods less than one year.
/3/ For the period November 18, 2005 (commencement of operations) through November 30, 2005. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                    PRIME OBLIGATIONS PORTFOLIO
                                                                           ----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2006 (UNAUDITED)


       PRIME OBLIGATIONS PORTFOLIO

                                                    PRINCIPAL
                                                     AMOUNT   VALUE
                                                     (000S)   (000S)
           ASSET-BACKED NOTES - 5.8%
           Auto Receivables - 2.8%
             Capital Auto Receivables Asset Trust,
              Series 2006-1, Class A1,
              4.64%, 2/15/07                         $1,349   $1,349
             Capital One Auto Finance Trust,
              Series 2005-D, Class A1,
              4.43%, 12/15/06                           857      857
             Capital One Auto Finance Trust,
              Series 2006-A, Class A1,
              5.12%, 5/15/07                          5,000    5,000
             DaimlerChrysler Auto Trust,
              Series 2006-B, Class A1, /(1)/
              5.12%, 6/8/07                          10,000   10,000
             Ford Credit Auto Owner Trust,
              Series 2006-A, Class A1,
              4.72%, 11/15/06                         2,300    2,300
             Nissan Auto Receivables Owner Trust,
              Series 2006-A, Class A1,
              4.66%, 2/15/07                          5,406    5,406
             Nissan Auto Receivables Owner Trust,
              Series 2006-B, Class A1,
              5.08%, 5/15/07                          4,421    4,421
             Triad Auto Receivables Owner Trust,
              Series 2006-B, Class A1,
              5.14%, 6/12/07                          5,000    5,000
           ---------------------------------------  --------- ------
                                                              34,333
           ---------------------------------------  --------- ------
           International Receivables - 2.4%
             Holmes Financing PLC, FRN,
              Series 9, Class 1A,
              5.05%, 6/15/06                         13,000   13,000
             Mound Financing PLC, FRN,
              Series 5A, Class 1A, /(1)/
              5.11%, 6/5/06                           7,000    7,000
             Permanent Financing PLC, FRN,
              Series 8, Class 1A,
              5.04%, 6/10/06                          4,000    4,000
             Permanent Financing PLC, FRN,
              Series 9A, Class 1A, /(1)/
              5.05%, 6/12/06                          5,000    5,000
           ---------------------------------------  --------- ------
                                                              29,000
           ---------------------------------------  --------- ------

                                                    PRINCIPAL
                                                     AMOUNT   VALUE
                                                     (000S)   (000S)
            ASSET-BACKED NOTES - 5.8% - CONTINUED
            Other Receivables - 0.6%
              CIT Equipment Collateral Trust,
               Series 2006-VT1, Class A1,
               4.99%, 3/20/07                        $3,558   $3,558
              CNH Equipment Trust,
               Series 2006-A, Class A1,
               4.99%, 4/5/07                          4,349    4,349
            --------------------------------------- --------- ------
                                                               7,907
            --------------------------------------- --------- ------
            Total Asset-Backed Notes (Cost $71,240)           71,240

            CERTIFICATES OF DEPOSIT - 14.5%
            Domestic Depository Institutions - 2.0%
              Marshall & Ilsley Bank,
               5.03%, 7/17/06                         5,000    5,000
              Washington Mutual Bank, FA,
               Stockton, California,
               4.66%, 7/17/06                         2,000    1,999
              Washington Mutual Bank, FRCD,
               5.19%, 8/25/06                        10,000   10,000
              Wells Fargo Bank, N.A.,
               San Francisco, California,
               4.74%, 1/10/07                         5,000    5,000
               4.79%, 1/18/07                         3,000    3,000
            --------------------------------------- --------- ------
                                                              24,999
            --------------------------------------- --------- ------
            Foreign Depository Institutions - 12.5%
              ABN AMRO, London Branch,
               4.73%, 12/1/06                         5,000    5,000
              Barclays Bank, London Branch,
               4.51%, 10/16/06                        2,000    2,000
               4.69%, 11/3/06                         5,000    5,000
               5.38%, 5/2/07                          5,000    5,000
              Barclays Bank, New York Branch,
               5.09%, 2/26/07                         5,000    5,000
              BNP Paribas, London Branch,
               5.11%, 3/7/07                          1,000    1,000
              CALYON, London Branch,
               4.77%, 11/16/06                        8,000    8,000
               4.75%, 1/8/07                          7,000    7,000
              Canadian Imperial Bank of Commerce,
               New York Branch,
               5.05%, 6/29/06                         7,000    7,000

See Notes to the Financial Statements.

   NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 PRIME OBLIGATIONS PORTFOLIO

---------------------------------------------------------
    PRIME OBLIGATIONS PORTFOLIO
----
       SCHEDULE OF INVESTMENTS


       PRIME OBLIGATIONS PORTFOLIO (continued)

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
       CERTIFICATES OF DEPOSIT - 14.5% - CONTINUED
       Foreign Depository Institutions - 12.5% - (continued)
         Credit Agricole, London Branch,
          4.54%, 10/17/06                               $5,000    $5,000
          4.79%, 12/22/06                                5,000     5,000
          5.10%, 3/6/07                                  5,000     5,000
          5.38%, 5/2/07                                  6,000     6,000
          5.37%, 5/25/07                                 5,000     5,000
         Credit Suisse First Boston, New York Branch,
          4.73%, 11/3/06                                 1,500     1,500
          4.79%, 1/3/07                                  7,000     7,000
          5.00%, 2/8/07                                  2,000     2,000
          5.34%, 4/19/07                                 6,000     6,000
         Deutsche Bank, New York Branch,
          4.50%, 10/12/06                                3,000     3,000
         Dexia Credit Local, New York Branch,
          4.80%, 1/16/07                                 5,000     5,000
         HBOS Treasury Services, New York Branch,
          4.75%, 12/4/06                                 5,000     5,000
          5.38%, 6/1/07                                  3,000     3,000
         Nordea Bank Finland, New York Branch,
          5.15%, 3/14/07                                 2,000     2,000
         Royal Bank of Scotland, London Branch,
          4.75%, 1/10/07                                 5,000     5,000
         Skandinaviska Enskildabanken,
          5.01%, 6/2/06                                  5,000     5,000
         Societe Generale, London Branch,
          4.50%, 10/13/06                                2,000     2,000
          4.70%, 12/1/06                                 5,000     5,000
          4.81%, 12/15/06                                5,000     5,000
          5.36%, 5/11/07                                 3,000     3,000
         Svenska Handelsbanken, Inc.,
          New York Branch,
          4.75%, 12/4/06                                 2,000     2,000
          4.80%, 1/16/07                                 5,000     5,000
          5.04%, 2/16/07                                 5,000     5,000
         Toronto Dominion Bank, New York Branch,
          5.41%, 6/4/07                                  3,000     3,000
         UBS AG, Stamford Branch,
          4.96%, 2/7/07                                  2,500     2,500
         Unicredito Italiano, London Branch,
          5.29%, 11/24/06                                6,000     6,000
       ----------------------------------------------  --------- -------
                                                                 154,000
       ----------------------------------------------  --------- -------
       Total Certificates of Deposit (Cost $178,999)             178,999

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
        COMMERCIAL PAPER - 26.5%
        Auto Receivables - 4.4%
          FCAR1 Owner Trust,
           4.86%, 6/6/06                                $10,000  $9,993
           5.02%, 6/12/06                                10,000   9,985
           4.96%, 6/15/06                                 8,000   7,985
           4.85%, 9/1/06                                  7,000   6,913
          Ford Credit Floorplan Master Owner Trust A,
           Motown Funding LLC, Series 2002, /(1)/
           4.94%, 6/6/06                                  5,000   4,997
           4.97%, 6/16/06                                 6,000   5,988
           4.99%, 6/21/06                                 8,000   7,978
        ---------------------------------------------  --------- ------
                                                                 53,839
        ---------------------------------------------  --------- ------
        Bank Holding Companies - 0.8%
          Bank of America Co., Series 3A3,
           4.89%, 6/12/06                                 5,000   4,993
          Citigroup Global Markets Holdings, Inc.,
           4.90%, 6/12/06                                 5,000   4,992
        ---------------------------------------------  --------- ------
                                                                  9,985
        ---------------------------------------------  --------- ------
        Credit Card Master Trust - 2.3%
          Capital One Multi Execution Trust,
           Nova Notes, /(1)/
           4.90%, 6/5/06                                  3,000   2,998
           4.93%, 6/12/06                                 5,000   4,992
          Citibank Credit Card Master Trust,
           4.96%, 6/20/06                                10,000   9,974
          MBNA Credit Card Master Trust,
           Emerald Certificates, /(1)/
           5.03%, 6/1/06                                  5,000   5,000
           4.91%, 6/8/06                                  5,000   4,995
        ---------------------------------------------  --------- ------
                                                                 27,959
        ---------------------------------------------  --------- ------
        Foreign Depository Institutions - 1.0%
          UBS Finance Delaware, Inc.,
           4.88%, 6/9/06                                  7,000   6,992
           4.95%, 7/14/06                                 5,000   4,970
        ---------------------------------------------  --------- ------
                                                                 11,962
        ---------------------------------------------  --------- ------
        Multi-Seller Conduits - 15.9%
          Amstel Funding Corp.,
           5.00%, 7/26/06                                 5,000   4,962
           4.91%, 9/22/06                                 5,000   4,923
           5.15%, 11/22/06                                5,000   4,876

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



                                                      PRINCIPAL
                                                       AMOUNT   VALUE
                                                       (000S)   (000S)
        COMMERCIAL PAPER - 26.5% - CONTINUED
        Multi-Seller Conduits - 15.9% - (continued)
          Concord Minuteman Capital Co., FRCP, /(1)/
           5.03%, 6/9/06                               $5,000    $5,000
           5.03%, 6/12/06                               6,000     6,000
           5.03%, 6/19/06                               5,000     5,000
          Crown Point Capital Co., FRCP, /(1)/
           4.83%, 6/8/06                                2,000     2,000
           5.03%, 6/19/06                               8,000     8,000
          Fairway Finance Corp., FRCP,
           5.03%, 6/26/06                              10,000    10,000
          Gemini Securitization,
           5.06%, 7/10/06                               5,000     4,973
          Gotham Funding Corp., /(1)/
           5.03%, 6/5/06                               10,000     9,994
          Legacy Capital LLC, /(1)/
           4.99%, 6/2/06                                7,000     6,999
           4.98%, 7/18/06                               7,000     6,954
          Lexington Parker Capital, FRCP,
           4.97%, 6/2/06                                1,000     1,000
           4.77%, 6/6/06                                5,000     5,000
           5.02%, 6/7/06                                2,000     2,000
           5.03%, 6/16/06                               5,000     5,000
           4.96%, 7/7/06                               10,000     9,999
           4.97%, 7/10/06                               2,000     2,000
           5.14%, 8/21/06                               9,000     8,999
          Liberty Street Funding Co.,
           4.98%, 6/1/06                               10,000    10,000
           5.02%, 6/19/06                              10,000     9,975
           5.02%, 6/22/06                               5,000     4,985
           5.03%, 6/26/06                               5,000     4,982
          Sheffield Receivables Corp.,
           5.04%, 7/6/06                               10,000     9,951
          Thames Asset Global Securitization Number 1, Inc.,
           5.02%, 6/19/06                              10,000     9,975
          Versailles,
           5.00%, 6/1/06                                5,000     5,000
           5.02%, 6/5/06                                5,500     5,497
          Victory Receivables Corp.,
           5.03%, 6/7/06                               10,000     9,992
           5.02%, 6/13/06                               6,000     5,990
           5.03%, 6/23/06                               5,000     4,985
        --------------------------------------------  --------- -------
                                                                195,011
        --------------------------------------------  --------- -------

                                                     PRINCIPAL
                                                      AMOUNT   VALUE
                                                      (000S)   (000S)
         COMMERCIAL PAPER - 26.5% - CONTINUED
         Single Seller Conduits - 0.2%
           Blue Spice LLC,
            5.02%, 7/10/06                            $3,000    $2,984
         ------------------------------------------  --------- -------
         Structured Investment Vehicles - 1.9%
           Aquifer Funding LLC,
            5.02%, 6/6/06                              5,000     4,996
           Cancara Asset Securitization Ltd., FRCP,
            5.04%, 6/15/06                             5,000     5,000
           Grampian Funding Ltd., /(1)/
            5.00%, 7/26/06                             5,000     4,962
           Surrey Funding Corp.,
            5.02%, 7/7/06                              3,000     2,985
           Whistlejacket Capital LLC, FRCP, /(1)/
            5.53%, 6/26/06                             2,000     2,000
           White Pine Finance LLC, FRCP, /(1)/
            5.04%, 6/22/06                             3,000     3,000
            5.04%, 6/26/06                             1,000     1,000
         ------------------------------------------  --------- -------
                                                                23,943
         ------------------------------------------  --------- -------
         Total Commercial Paper (Cost $325,683)                325,683

         CORPORATE NOTES/BONDS - 21.4%
         Chemicals and Allied Products - 0.8%
           Merck and Co., Inc., MTN, /(1)/
            4.52%, 2/22/07                            10,000     9,940
         ------------------------------------------  --------- -------
         Domestic Depository Institutions - 3.4%
           American Express Bank, FSB, FRN,
            5.04%, 6/8/06                             10,000    10,000
            5.08%, 6/19/06                             8,000     8,001
           Bank of America, N.A., FRN,
            5.06%, 7/26/06                             5,000     5,000
           HSBC USA, Inc., FRN,
            5.06%, 6/15/06                             5,000     5,000
           Marshall & Ilsley Bank, MTN,
            5.18%, 12/15/06                            3,000     3,005
           National City Bank Cleveland, FRN,
            4.98%, 7/5/06                              4,000     4,000
           U.S. Bank, N.A., FRN,
            5.13%, 7/28/06                             3,000     3,000
           Wachovia Bank, N.A., FRN,
            4.79%, 6/5/06                              3,000     3,000
         ------------------------------------------  --------- -------
                                                                41,006
         ------------------------------------------  --------- -------

See Notes to the Financial Statements.

   NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 PRIME OBLIGATIONS PORTFOLIO

---------------------------------------------------------
    PRIME OBLIGATIONS PORTFOLIO
----
       SCHEDULE OF INVESTMENTS


       PRIME OBLIGATIONS PORTFOLIO (continued)

                                                       PRINCIPAL
                                                        AMOUNT     VALUE
                                                        (000S)     (000S)
           CORPORATE NOTES/BONDS - 21.4% - CONTINUED
           Foreign Depository Institutions - 2.2%
             Australia and New Zealand Banking Group, FRN, /(1)/
              5.05%, 6/7/06                             $5,000     $5,000
              5.06%, 6/23/06                             1,000      1,000
             Nordea Bank Finland, New York Branch, FRN, /(1)/
              5.06%, 6/12/06                             2,000      2,000
             Royal Bank of Canada, FRN,
              5.11%, 6/12/06                             8,000      8,000
             Royal Bank of Scotland PLC, FRN, /(1)/
              5.07%, 6/21/06                             5,000      5,000
              5.22%, 8/24/06                             5,000      5,001
             Westpac Banking Corp., FRN,
              4.93%, 6/12/06                             1,000      1,000
            ----------------------------------------   ----------- ------
                                                                   27,001
            ----------------------------------------   ----------- ------
           Insurance Carriers - 1.1%
             ASIF Global Financing XXXI, FRN, /(1)/
              5.19%, 8/23/06                             4,000      4,000
             MET Life Global Funding I, FRN, /(1)/
              5.14%, 6/15/06                            10,000     10,000
            ----------------------------------------   ----------- ------
                                                                   14,000
            ----------------------------------------   ----------- ------
           Non-Depository Personal Credit - 4.2%
             American Express Credit Corp., FRN,
              5.04%, 6/9/06                              7,000      7,000
             General Electric Capital Corp., FRN,
              4.86%, 6/8/06                              5,000      5,001
              4.92%, 6/8/06                             10,000     10,000
              5.18%, 6/9/06                              2,000      2,000
             HSBC Finance Corp., FRN,
              5.06%, 6/6/06                              8,000      8,000
              5.11%, 6/26/06                             5,000      5,000
              5.16%, 7/27/06                             5,000      5,001
              5.26%, 8/31/06                             5,000      5,002
             Toyota Motor Credit Corp., FRN,
              4.86%, 6/15/06                             5,000      5,000
            ----------------------------------------   ----------- ------
                                                                   52,004
            ----------------------------------------   ----------- ------
           Security and Commodity Brokers - 1.6%
             Merrill Lynch & Co., FRN, MTN,
              5.11%, 6/5/06                              5,000      5,000
              5.28%, 6/12/06                             2,000      2,000
              5.18%, 8/29/06                             5,000      5,000

                                                      PRINCIPAL
                                                       AMOUNT   VALUE
                                                       (000S)   (000S)
        CORPORATE NOTES/BONDS - 21.4% - CONTINUED
        Security and Commodity Brokers - 1.6% - (continued)
          Morgan Stanley, FRN,
           5.11%, 6/15/06                              $3,000    $3,000
           5.16%, 6/27/06                               5,000     5,000
        --------------------------------------------  --------- -------
                                                                 20,000
        --------------------------------------------  --------- -------
        Structured Investment Vehicles - 7.4%
          Beta Finance, Inc., FRN, MTN, /(1)/
           5.09%, 6/15/06                               5,000     5,001
           5.05%, 7/20/06                              10,000    10,000
          CC U.S.A., Inc., FRN, MTN, /(1)/
           5.06%, 6/14/06                               2,000     2,000
           5.21%, 8/25/06                               3,000     3,000
          Cullinan Finance, FRN, /(1)/
           5.04%, 6/15/06                               5,000     4,999
           5.04%, 6/26/06                               4,000     4,000
          Dorada Finance, Inc., FRN, /(1)/
           5.05%, 6/15/06                               3,000     3,000
           5.07%, 6/15/06                               2,000     2,000
          Five Finance, FRN, /(1)/
           4.97%, 6/1/06                                5,000     5,000
           5.03%, 6/15/06                               5,000     4,999
          Links Finance LLC, FRN, MTN, /(1)/
           5.04%, 6/12/06                               5,000     5,000
           5.04%, 6/14/06                               5,000     5,000
           5.04%, 6/26/06                               3,000     3,000
           4.98%, 7/10/06                               5,000     4,999
           4.99%, 7/11/06                               2,000     2,000
           5.04%, 7/17/06                               5,000     5,000
          Sigma Finance, Inc., FRN, /(1)/
           5.03%, 6/12/06                              10,000    10,000
           5.04%, 6/23/06                               2,000     2,000
          Whistlejacket Capital LLC, FRN, MTN, /(1)/
           5.08%, 6/15/06                               5,000     5,001
           5.07%, 6/20/06                               5,000     5,001
        --------------------------------------------  --------- -------
                                                                 91,000
        --------------------------------------------  --------- -------
        Transportation Equipment - 0.7%
          American Honda Finance, FRN, /(1)/
           4.88%, 6/7/06                                3,000     3,001
           5.07%, 7/26/06                               5,000     5,000
        --------------------------------------------  --------- -------
                                                                  8,001
        --------------------------------------------  --------- -------
        Total Corporate Notes/Bonds (Cost $262,952)             262,952

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
        EURODOLLAR TIME DEPOSITS - 6.8%
        Domestic Depository Institutions - 2.5%
          Fifth Third Bank, Grand Cayman,
           5.08%, 6/1/06                                $10,000  $10,000
          Manufacturers & Traders Trust Co.,
           5.08%, 6/1/06                                 10,000   10,000
          Marshall & Ilsley Bank, Grand Cayman,
           5.07%, 6/1/06                                 10,000   10,000
        ---------------------------------------------  --------- -------
                                                                  30,000
        ---------------------------------------------  --------- -------
        Foreign Depository Institutions - 4.3%
          Banque Fed Cred Mutuel, Strasbourg,
           5.05%, 6/2/06                                 10,000   10,000
          BNP Paribas, Paris,
           5.08%, 6/1/06                                 10,000   10,000
          Fortis Bank, Brussels, Belgium,
           5.08%, 6/1/06                                 10,000   10,000
          KBC Bank N.V., London,
           5.08%, 6/1/06                                 10,000   10,000
          National Bank of Canada, Montreal, Canada,
           5.05%, 6/9/06                                  3,000    3,000
          Rabobank Nederland, Grand Cayman,
           5.01%, 6/5/06                                 10,000   10,000
        ---------------------------------------------  --------- -------
                                                                  53,000
        ---------------------------------------------  --------- -------
        Total Eurodollar Time Deposits (Cost $83,000)             83,000

        MUNICIPAL INVESTMENTS - 0.4%
        Administration of Environmental and Housing Programs - 0.4%
          State of Texas G.O. Taxable, Veterans' Land
           Refunding Bonds,
           Series 2000,
           5.05%, 6/8/06                                  5,000    5,000
        ---------------------------------------------  --------- -------
        Total Municipal Investments (Cost $5,000)                  5,000

        U.S. GOVERNMENT AGENCIES - 0.4% /(2)/
        Freddie Mac - 0.4%
          FHLMC Bond,
           4.76%, 2/9/07                                  5,000    5,000
        ---------------------------------------------  --------- -------
        Total U.S. Government Agencies (Cost $5,000)               5,000
        ---------------------------------------------  --------- -------
        Investments, at Amortized Cost ($931,874)                931,874

                                                       PRINCIPAL
                                                        AMOUNT     VALUE
                                                        (000S)     (000S)
    REPURCHASE AGREEMENTS - 26.9%
    (Colld. at a minimum of 102%)
      Bank of America Securities LLC,
       dated 5/31/06,
       repurchase price $115,016
       5.05%, 6/1/06                                   $115,000    $115,000
      Credit Suisse First Boston Corp.,
       dated 5/31/06,
       repurchase price $165,023
       5.04%, 6/1/06                                    165,000     165,000
      HSBC Securities, Inc., dated 5/31/06,
       repurchase price $20,003
       5.04%, 6/1/06                                     20,000      20,000
      Lehman Brothers, Inc., dated 5/31/06,
       repurchase price $30,012
       5.07%, 6/1/06                                     30,008      30,008
    -------------------------------------------------- --------- ----------
    -------------------------------------------------- --------- ----------
    Total Repurchase Agreements (Cost $330,008)                     330,008
    -------------------------------------------------- --------- ----------
    Total Investments - 102.7% (Cost $1,261,882) /(3)/            1,261,882
       Liabilities less Other Assets (2.7)%                         (33,582)
    -------------------------------------------------- --------- ----------
    NET ASSETS - 100.0%                                          $1,228,300

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(3)The cost for federal income tax purposes was $1,261,882.

See Notes to the Financial Statements.

  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 PRIME OBLIGATIONS PORTFOLIO

---------------------------------------------------------
    PRIME OBLIGATIONS PORTFOLIO
----
       ABBREVIATIONS AND OTHER INFORMATION
                                                       MAY 31, 2006 (UNAUDITED)



The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

   EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Colld. Collateralized

FHLMC  Freddie Mac

FNMA   Fannie Mae

FRCD   Floating Rate Certificates of
       Deposit

FRCP   Floating Rate Commercial
       Paper

FRN    Floating Rate Notes

FSB    Federal Savings Bank

G.O.   General Obligation

MTN    Medium Term Notes

PRIME OBLIGATIONS PORTFOLIO 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                    PRIME OBLIGATIONS PORTFOLIO
                                                                           ----
       NOTES TO THE FINANCIAL STATEMENTS
                                                       MAY 31, 2006 (UNAUDITED)




1   ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 22 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Prime Obligations Portfolio (the "Portfolio") seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. Northern Trust Investments, N.A. ("NTI"), a direct subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser for the Portfolio. Northern Trust also serves as the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

The Portfolio is authorized to offer three classes of shares: Shares, Service Shares and Premier Shares. At May 31, 2006, Shares, Service Shares and Premier Shares were outstanding.

2   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - The investments held by the Portfolio are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, hold securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago.

The nature and terms of the collateral received for the repurchase agreements are as follows:

                      Name  COUPON RATES   MATURITY DATES
                      ------------------------------------
                      FHLMC 0.00% - 5.29% 4/1/28 - 3/1/36
                      FNMA  0.00% - 5.50% 6/25/22 - 3/1/36
                      ------------------------------------

C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the straight-line method.

D) EXPENSES - The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses that are not directly attributable to the Portfolio are typically allocated among all the portfolios of the Trust in proportion to each portfolio's relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS - The Portfolio's net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder's account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset value of the Portfolio.

F) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Portfolio's policy is to comply

  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 PRIME OBLIGATIONS PORTFOLIO

---------------------------------------------------------
    PRIME OBLIGATIONS PORTFOLIO
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)



with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders.

At November 30, 2005, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

                                           UNDISTRIBUTED
                                             ORDINARY
                       Amount in thousands    INCOME*
                       ---------------------------------
                        Prime Obligations     $2,718
                       ---------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year November 30, 2005 was as follows:

                                          DISTRIBUTED FROM
                                              ORDINARY
                      Amount in thousands     INCOME*
                      ------------------------------------
                       Prime Obligations      $18,196
                      ------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

3   ADVISORY, TRANSFER AGENCY AND CUSTODIAN
    AGREEMENTS
As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at an annual rate of 0.15 percent of the Portfolio's average daily net assets. Until further notice, the investment adviser has voluntarily agreed to waive 0.05 percent of the advisory fee. The effect of this waiver by the investment adviser for the six months ended May 31, 2006, reduced advisory fees as shown in the accompanying Statement of Operations.

As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class of the Portfolio; (b) 0.01 percent of the average daily net asset value of the outstanding Service Shares Class of the Portfolio; and (c) 0.02 percent of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

Class-specific transfer agent fees for the six months ended May 31, 2006, were as follows:

               Amounts in thousands SERVICE SHARES PREMIER SHARES
               --------------------------------------------------
                Prime Obligations         $4             $1
               --------------------------------------------------

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. Custodian credits are reflected in the Portfolio's Statement of Operations.

4   ADMINISTRATION, DISTRIBUTION AND OTHER
    AGREEMENTS
NTI and PFPC, the co-administrators of the Portfolio, are entitled to a monthly co-administration fee at the annual rate of 0.10 percent of the average daily net assets. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of the Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent, payments under the Service Plan for the Portfolio's Service Shares and Premier Shares and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of the Portfolio's average daily net assets, NTI as co-administrator has agreed to reimburse the Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2006, under such agreements are shown in the accompanying Statement of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolio, received no compensation under its distribution agreement.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued other liabilities" on the Statement of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At May 31, 2006, the amount payable was approximately $2,000.

PRIME OBLIGATIONS PORTFOLIO 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)




5   SERVICE PLAN
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions under which they will render certain administrative support services and in some cases, personal and account maintenance services for their customers or investors who beneficially own Service and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.25 percent and 0.50 percent of the average daily net asset value of the outstanding Service and Premier Shares, respectively. Class-specific shareholder servicing fees for the six months ended May 31, 2006, were as follows:

               Amounts in thousands SERVICE SHARES PREMIER SHARES
               --------------------------------------------------
                Prime Obligations        $102           $36
               --------------------------------------------------

6   BANK LOANS
The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At May 31, 2006, the Portfolio did not have any outstanding loans. The Portfolio did not incur any interest expense for the six months ended May 31, 2006.

-------------------------------
7   CAPITAL SHARE TRANSACTIONS
-------------------------------
Transactions in capital shares for the six months ended May 31, 2006, were as follows:

                                                   PAYMENTS FOR
                        PROCEEDS FROM REINVESTMENT    SHARES    NET INCREASE
  Amounts in thousands*  SHARES SOLD  OF DIVIDENDS   REDEEMED   IN NET ASSETS
  ---------------------------------------------------------------------------
     Shares              $2,449,292      $9,351    $(2,225,928)   $232,715
     Service Shares         176,161          --        (79,366)     96,795
     Premier Shares          12,503          --        (11,010)      1,493
  ---------------------------------------------------------------------------

*The number of shares approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2005, were as follows:

                                                   PAYMENTS FOR
                        PROCEEDS FROM REINVESTMENT    SHARES    NET INCREASE
  Amounts in thousands*  SHARES SOLD  OF DIVIDENDS   REDEEMED   IN NET ASSETS
  ---------------------------------------------------------------------------
     Shares              $1,858,325      $4,544    $(1,628,226)   $234,643
     Service Shares         171,962          --       (165,643)      6,319
     Premier Shares          13,726          --           (118)     13,608
  ---------------------------------------------------------------------------

*The number of shares approximates the dollar amount of transactions.

  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 PRIME OBLIGATIONS PORTFOLIO

---------------------------------------------------------
    PRIME OBLIGATIONS PORTFOLIO
----
       FUND EXPENSES
                                                       MAY 31, 2006 (UNAUDITED)



As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2005 through May 31, 2006.

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 12/1/05 - 5/31/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Prime Obligations

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           SHARES        RATIO   12/1/05   5/31/06  12/1/05 - 5/31/06
           ----------------------------------------------------------
           Actual        0.20%  $1,000.00 $1,022.30       $1.01
           Hypothetical  0.20%  $1,000.00 $1,023.93       $1.01**
           ----------------------------------------------------------

           SERVICE SHARES
           ----------------------------------------------------------
           Actual        0.46%  $1,000.00 $1,020.90       $2.32
           Hypothetical  0.46%  $1,000.00 $1,022.64       $2.32**
           ----------------------------------------------------------

           PREMIER SHARES
           ----------------------------------------------------------
           Actual        0.72%  $1,000.00 $1,019.60       $3.63
           Hypothetical  0.72%  $1,000.00 $1,021.34       $3.63**
           ----------------------------------------------------------

* Expenses are calculated using the Portfolio's annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2006. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).
** Hypothetical expenses are based on the Portfolio's actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

PRIME OBLIGATIONS PORTFOLIO 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                    PRIME OBLIGATIONS PORTFOLIO
                                                                           ----
       TRUSTEES AND OFFICERS
                                                       MAY 31, 2006 (UNAUDITED)



  APPROVAL OF ADVISORY AGREEMENT
  The Trustees oversee the management of Northern Institutional Funds (the "Trust"), and review the investment performance and expenses of the Prime Obligations Portfolio (the "Portfolio") at regularly scheduled meetings held during the Portfolio's fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust's investment advisory agreement (the "Advisory Agreement") for the Portfolio with Northern Trust Investments, N.A. (the "Investment Adviser").

  The Advisory Agreement was most recently re-approved with respect to the Portfolio by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the "Independent Trustees"), at the annual contract review meeting held on February 16-17, 2006 (the "Annual Contract Meeting").

  In preparation for the Trustees' consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees reviewed information on the following topics for the Portfolio at a meeting held on November 4, 2005 (the "November Meeting"): the Investment Adviser's profitability; the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolio; and policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

  In connection with both the November Meeting and the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Trustees' consideration of the Advisory Agreement, and at those meetings the Trustees also considered the Investment Adviser's oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

  In evaluating the Advisory Agreement at the November Meeting and the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Adviser's investment management services. These materials included:
  (i) information on the investment performance of the Portfolio in comparison to other mutual funds; (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; and (iv) expenses borne by the Portfolio.

  Specifically in connection with the Trustees' approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolio's investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. ("Lipper"), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary fee waivers) and the total expenses borne by the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to certain of the Investment Adviser's other accounts; (v) the scope and depth of the Investment Adviser's resources; (vi) the Investment Adviser's staffing for the Portfolio and the experience of the portfolio manager; (vii) the Investment Adviser's financial resources and its ability to attract and retain portfolio management talent; (viii) the fees paid by the Portfolio to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; (ix) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolio; and (x) potential economies of scale at various Portfolio asset levels. In addition, the Trustees considered the Investment Adviser's willingness to meet with representatives of the Board of Trustees outside of the Board meetings in preparation for the Annual Contract Meeting and to provide information requested by the Trustees.

  In connection with their approval of the Advisory Agreement for the Portfolio, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include services as the Portfolio's custodian, transfer agent, co-administrator and securities lending agent. The Trustees also considered that many of the Portfolio's share-

  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17 PRIME OBLIGATIONS PORTFOLIO

---------------------------------------------------------
    PRIME OBLIGATIONS PORTFOLIO
----
       TRUSTEES AND OFFICERS (continued)
                                                       MAY 31, 2006 (UNAUDITED)



  holders had other client relationships with The Northern Trust Company. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio. The Trustees also believed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Portfolio and the Investment Adviser, and had continued to develop its internal audit program with respect to the Portfolio.

  The Trustees also considered the investment performance of the Portfolio. In this regard, the Trustees considered whether the Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions. They also compared the investment performance of the Portfolio to the performance of other SEC-registered portfolios and to rankings and ratings issued by third parties. This information on the Portfolio's investment performance was provided for one and two year periods. The Trustees also considered the Portfolio's performance in light of the investment objective and credit parameters applicable to it, as well as the investor base the Portfolio is intended to serve. They also considered the Portfolio's compliance with regulations of the Securities and Exchange Commission applicable to money market mutual Portfolios and the stability of the Portfolio's net asset values. In addition, the Trustees reviewed the consistency of the Investment Adviser's investment approach for the Portfolio.

  Based on the information provided, the Trustees believed that the Portfolio had provided competitive yields in light of its investment objective and policies.

  The Trustees also considered the Portfolio's contractual advisory fee rates; the Portfolio's total operating expense ratios; the Investment Adviser's voluntary fee waivers and its affiliate's expense reimbursements with respect to the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. In addition, the Trustees considered the fees paid by the Portfolio to the Investment Adviser and its affiliates for custodial, transfer agency, co-administration (including contractual reimbursements made by the affiliate performing co-administration services) and securities lending services, and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees considered the Investment Adviser's view that the Portfolio may be sharing in economies of scale through the level at which the Portfolio's advisory fees are set and through the Investment Adviser's voluntary fee waivers and its affiliate's contractual expense reimbursements that limit the expense caps for the Portfolio to specific levels. In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing the fee rates charged by the Investment Adviser (which do not include fee breakpoints) with the fee rates charged by other, unaffiliated investment managers to their clients.

  Information on the services rendered by the Investment Adviser to the Portfolio, the fee rates paid by the Portfolio under the Advisory Agreement and the Portfolio's total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolio's fee rates and total operating expense ratios were prepared by Lipper. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it.

  After deliberation, the Trustees concluded at the Annual Contract Meeting, with respect to the Portfolio, that the fees paid by the Portfolio were reasonable in light of the services provided by the Investment Adviser, its costs and the Portfolio's current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

PRIME OBLIGATIONS PORTFOLIO 18 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                    PRIME OBLIGATIONS PORTFOLIO
                                                                           ----



                      THIS PAGE INTENTIONALLY LEFT BLANK

  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 19 PRIME OBLIGATIONS PORTFOLIO

---------------------------------------------------------
    PRIME OBLIGATIONS PORTFOLIO
----
       FOR MORE INFORMATION



  PORTFOLIO HOLDINGS
  Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Form N-Q is available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

  PROXY VOTING
  A description of Northern Institutional Funds' Proxy Voting Policies and Procedures and the Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Institutional Funds' Web site at northerninstitutionalfunds.com or the SEC's Web site at sec.gov or by calling the Northern Institutional Funds Center at 800/637-1380.

PRIME OBLIGATIONS PORTFOLIO 20 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

               ----------------------------------------------------------------
                                                        FIXED INCOME PORTFOLIOS
                                                                           ----
       TABLE OF CONTENTS



The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Northern Fund Distributors, LLC, not affiliated with Northern Trust, 301 Bellevue Parkway, Wilmington, DE 19809

                        --------------------------------
                                NOT FDIC INSURED
                        --------------------------------
                        May lose value/No bank guarantee
                        --------------------------------

 2  STATEMENTS OF ASSETS AND LIABILITIES

 4  STATEMENTS OF OPERATIONS

 6  STATEMENTS OF CHANGES IN NET ASSETS

 8  FINANCIAL HIGHLIGHTS

17  SCHEDULES OF INVESTMENTS

    17  BOND PORTFOLIO

    22  CORE BOND PORTFOLIO

    27  U.S. TREASURY INDEX PORTFOLIO

    28  INTERMEDIATE BOND PORTFOLIO

    32  SHORT-INTERMEDIATE BOND PORTFOLIO

    36  U.S. GOVERNMENT SECURITIES PORTFOLIO

37  NOTES TO THE FINANCIAL STATEMENTS

44  FUND EXPENSES

46  TRUSTEES AND OFFICERS

    46  APPROVAL OF ADVISORY AGREEMENT

48  FOR MORE INFORMATION

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 FIXED INCOME PORTFOLIOS

    FIXED INCOME PORTFOLIOS
       STATEMENTS OF ASSETS AND LIABILITIES





                                                                                  CORE
                                                                        BOND      BOND
Amounts in thousands, except per share data                           PORTFOLIO PORTFOLIO
-------------------------------------------                           --------- ---------
ASSETS:
Investments, at cost................................................. $366,297  $206,501
Investments, at value (1)............................................ $360,706  $203,733
Cash.................................................................      116       495
Interest income receivable...........................................    2,137     1,020
Receivable for securities sold.......................................   45,299    28,024
Receivable for fund shares sold......................................      216        --
Receivable from affiliated administrator.............................        7        10
Prepaid and other assets.............................................        6        17
Total Assets.........................................................  408,487   233,299
                                                                      --------  --------
LIABILITIES:
Unrealized loss on forward foreign currency exchange contracts.......       51        --
Payable upon return of securities loaned.............................   61,805    24,674
Payable for securities purchased.....................................       --       688
Payable for when-issued securities...................................   72,938    43,217
Payable for fund shares redeemed.....................................    2,016        --
Payable to affiliates:...............................................
   Investment advisory fees..........................................       58        35
   Co-administration fees............................................       23        14
   Custody and accounting fees.......................................        3        --
   Transfer agent fees...............................................        2         2
Accrued other liabilities............................................       24        11
Total Liabilities....................................................  136,920    68,641
                                                                      --------  --------
Net Assets........................................................... $271,567  $164,658
                                                                      --------  --------
ANALYSIS OF NET ASSETS:
Capital stock........................................................ $299,722  $172,181
Undistributed net investment income..................................      236        99
Accumulated undistributed net realized losses........................  (22,749)   (4,854)
Net unrealized depreciation..........................................   (5,642)   (2,768)
Net Assets........................................................... $271,567  $164,658
                                                                      --------  --------
Net Assets:
   Class A........................................................... $271,309  $164,656
   Class C...........................................................      130         1
   Class D...........................................................      128         1
Total Shares Outstanding (no par value, unlimited shares authorized):
   Class A...........................................................   14,154    17,166
   Class C...........................................................        7        --
   Class D...........................................................        7        --
Net Asset Value, Redemption and Offering Price Per Share:
   Class A........................................................... $  19.17  $   9.59
   Class C...........................................................    19.16      9.54
   Class D...........................................................    19.13      9.61
                                                                      --------  --------

(1)Amounts include fair value of securities loaned of $74,676, $26,741, $20,126, $2,865, $9,944 and $9,545, respectively.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)





                                                                        U.S.                    SHORT-       U.S.
                                                                      TREASURY  INTERMEDIATE INTERMEDIATE GOVERNMENT
                                                                        INDEX       BOND         BOND     SECURITIES
Amounts in thousands, except per share data                           PORTFOLIO  PORTFOLIO    PORTFOLIO   PORTFOLIO
-------------------------------------------                           --------- ------------ ------------ ----------
ASSETS:
Investments, at cost.................................................  $58,271    $29,927      $170,170    $ 90,984
Investments, at value (1)............................................  $56,663    $29,350      $168,154    $ 90,512
Cash.................................................................        1         --             1           5
Interest income receivable...........................................      413        262         1,246         438
Receivable for securities sold.......................................       --      3,022        28,028      14,481
Receivable for fund shares sold......................................        3         --         3,500          --
Receivable from affiliated administrator.............................        8          8             9           6
Prepaid and other assets.............................................        7         10             7           6
Total Assets.........................................................   57,095     32,652       200,945     105,448
                                                                       -------    -------      --------    --------
LIABILITIES:
Unrealized loss on forward foreign currency exchange contracts.......       --         --            --          --
Payable upon return of securities loaned.............................    9,262      2,128        10,151       9,637
Payable for securities purchased.....................................       --         --         3,220       6,149
Payable for when-issued securities...................................       --      1,825        34,997      19,981
Payable for fund shares redeemed.....................................        7         30           409          10
Payable to affiliates:
   Investment advisory fees..........................................        6          6            30          15
   Co-administration fees............................................        4          2            12           6
   Custody and accounting fees.......................................        2          2             3           1
   Transfer agent fees...............................................       --         --             1          --
Accrued other liabilities............................................       15         12            13          12
Total Liabilities....................................................    9,296      4,005        48,836      35,811
                                                                       -------    -------      --------    --------
Net Assets...........................................................  $47,799    $28,647      $152,109    $ 69,637
                                                                       -------    -------      --------    --------
ANALYSIS OF NET ASSETS:
Capital stock........................................................  $49,867    $31,298      $170,492    $ 73,616
Undistributed net investment income..................................       49         29           122          54
Accumulated undistributed net realized losses........................     (509)    (2,103)      (16,489)     (3,561)
Net unrealized depreciation..........................................   (1,608)      (577)       (2,016)       (472)
Net Assets...........................................................  $47,799    $28,647      $152,109    $ 69,637
                                                                       -------    -------      --------    --------
Net Assets:
   Class A...........................................................  $45,246    $28,571      $151,833    $ 69,387
   Class C...........................................................    1,184         --            --          --
   Class D...........................................................    1,369         76           276         250
Total Shares Outstanding (no par value, unlimited shares authorized):
   Class A...........................................................    2,217      1,456         8,420       3,630
   Class C...........................................................       58         --            --          --
   Class D...........................................................       68          4            15          13
Net Asset Value, Redemption and Offering Price Per Share:
   Class A...........................................................  $ 20.41    $ 19.62      $  18.03    $  19.11
   Class C...........................................................    20.41         --            --          --
   Class D...........................................................    20.33      19.60         17.97       19.05
                                                                       -------    -------      --------    --------

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 FIXED INCOME PORTFOLIOS

    FIXED INCOME PORTFOLIOS
       STATEMENTS OF OPERATIONS




                                                                                              CORE
                                                                                    BOND      BOND
Amounts in thousands                                                              PORTFOLIO PORTFOLIO
--------------------                                                              --------- ---------
INVESTMENT INCOME:
Interest income..................................................................  $ 7,519   $ 3,935
Dividend income..................................................................       40        22
Net income from securities loaned................................................       69        34
   Total Investment Income.......................................................    7,628     3,991
                                                                                   -------   -------
EXPENSES:
Investment advisory fees.........................................................      584       322
Co-administration fees...........................................................      146        80
Custody and accounting fees......................................................       25        18
Transfer agent fees..............................................................       15         8
Registration fees................................................................       15        20
Printing fees....................................................................        5         5
Professional fees................................................................        5         4
Trustee fees and expenses........................................................        3         3
Shareholder servicing fees.......................................................       --        --
Other............................................................................        7         5
                                                                                   -------   -------
Total Expenses...................................................................      805       465
   Less voluntary waivers of investment advisory fees............................     (219)     (121)
   Less expenses reimbursed by administrator.....................................      (46)      (54)
   Less custodian credits........................................................      (14)       (1)
   Net Expenses..................................................................      526       289
                                                                                   -------   -------
Net Investment Income............................................................    7,102     3,702
                                                                                   -------   -------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
   Investments...................................................................   (4,335)   (3,374)
   Foreign currency transactions.................................................      134        --
Net change in unrealized appreciation (depreciation) on:
   Investments...................................................................   (1,367)     (546)
   Foreign currency transactions and forward foreign currency exchange contracts.      (51)       --
   Net Losses on Investments.....................................................   (5,619)   (3,920)
                                                                                   -------   -------
Net Increase (Decrease) in Net Assets Resulting from Operations..................  $ 1,483   $  (218)
                                                                                   -------   -------

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)




                                                                  U.S.                    SHORT-       U.S.
                                                                TREASURY  INTERMEDIATE INTERMEDIATE GOVERNMENT
                                                                  INDEX       BOND         BOND     SECURITIES
Amounts in thousands                                            PORTFOLIO  PORTFOLIO    PORTFOLIO   PORTFOLIO
--------------------                                            --------- ------------ ------------ ----------
INVESTMENT INCOME:
Interest income................................................  $ 1,118     $ 858       $ 3,235     $ 1,586
Dividend income................................................       --         4            --          --
Net income from securities loaned..............................       12        11            12           5
   Total Investment Income.....................................    1,130       873         3,247       1,591
                                                                 -------     -----       -------     -------
EXPENSES:
Investment advisory fees.......................................       76        70           287         145
Co-administration fees.........................................       25        18            72          36
Custody and accounting fees....................................       11        14            16          12
Transfer agent fees............................................        4         2             8           4
Registration fees..............................................       14        15            14          14
Printing fees..................................................        5         5             5           5
Professional fees..............................................        4         4             4           4
Trustee fees and expenses......................................        4         3             3           3
Shareholder servicing fees.....................................        3        --            --           1
Other..........................................................        5         5             5           5
Total Expenses.................................................      151       136           414         229
   Less voluntary waivers of investment advisory fees..........      (38)      (27)         (107)        (55)
   Less expenses reimbursed by administrator...................      (42)      (46)          (47)        (37)
   Less custodian credits......................................       --        --            (1)         (6)
   Net Expenses................................................       71        63           259         131
                                                                 -------     -----       -------     -------
Net Investment Income..........................................    1,059       810         2,988       1,460
                                                                 -------     -----       -------     -------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
   Investments.................................................     (297)     (561)       (1,422)     (1,411)
   Foreign currency transactions...............................       --        --            --          --
Net change in unrealized appreciation (depreciation) on:
   Investments.................................................   (1,089)     (182)         (200)        645
   Foreign currency transactions and forward foreign currency
     exchange contracts........................................       --        --            --          --
   Net Losses on Investments...................................   (1,386)     (743)       (1,622)       (766)
                                                                 -------     -----       -------     -------
Net Increase (Decrease) in Net Assets Resulting from Operations  $  (327)    $  67       $ 1,366     $   694
                                                                 -------     -----       -------     -------

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 FIXED INCOME PORTFOLIOS

    FIXED INCOME PORTFOLIOS
       STATEMENTS OF CHANGES IN NET ASSETS




                                                                  CORE BOND
                                           BOND PORTFOLIO         PORTFOLIO
                                         ------------------  ------------------
Amounts in thousands                       2006      2005      2006      2005
--------------------                     --------  --------  --------  --------
OPERATIONS:
Net investment income................... $  7,102  $ 16,152  $  3,702  $  5,840
Net realized losses.....................   (4,201)   (9,306)   (3,374)   (1,245)
Net change in unrealized appreciation
  (depreciation)........................   (1,418)    1,004      (546)   (1,736)
   Net Increase (Decrease) in Net
     Assets Resulting from Operations...    1,483     7,850      (218)    2,859
                                         --------  --------  --------  --------
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets
  resulting from Class A share
  transactions..........................  (26,046)  (57,606)   12,580    35,925
Net increase (decrease) in net assets
  resulting from Class C share
  transactions..........................       27    (3,659)       --        --
Net increase (decrease) in net assets
  resulting from Class D share
  transactions..........................     (125)     (101)       --        --
   Net Increase (Decrease) in Net
     Assets Resulting from Capital
     Share Transactions.................  (26,144)  (61,366)   12,580    35,925
                                         --------  --------  --------  --------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income..............   (7,220)  (16,740)   (3,778)   (6,001)
From net realized gains.................       --        --        --      (119)
   Total Distributions to Class A
     Shareholders.......................   (7,220)  (16,740)   (3,778)   (6,120)
                                         --------  --------  --------  --------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income..............       (3)     (142)       --        --
From net realized gains.................       --        --        --        --
   Total Distributions to Class C
     Shareholders.......................       (3)     (142)       --        --
                                         --------  --------  --------  --------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income..............       (4)      (13)       --        --
From net realized gains.................       --        --        --        --
   Total Distributions to Class D
     Shareholders.......................       (4)      (13)       --        --
                                         --------  --------  --------  --------
Total Increase (Decrease) in Net Assets.  (31,888)  (70,411)    8,584    32,664

NET ASSETS:
Beginning of period.....................  303,455   373,866   156,074   123,410
End of period........................... $271,567  $303,455  $164,658  $156,074
                                         --------  --------  --------  --------
Undistributed Net Investment Income..... $    236  $    361  $     99  $    175
                                         --------  --------  --------  --------

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
                                         OR FISCAL YEAR ENDED NOVEMBER 30, 2005




                                                      U.S.                                SHORT-               U.S.
                                                    TREASURY        INTERMEDIATE       INTERMEDIATE         GOVERNMENT
                                                      INDEX             BOND               BOND             SECURITIES
                                                    PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                ----------------  ----------------  ------------------  -----------------
Amounts in thousands                              2006     2005     2006     2005     2006      2005      2006     2005
--------------------                            -------  -------  -------  -------  --------  --------  -------  --------
OPERATIONS:
Net investment income.......................... $ 1,059  $ 1,812  $   810  $ 1,573  $  2,988  $  5,689  $ 1,460  $  3,160
Net realized losses............................    (297)    (124)    (561)    (363)   (1,422)   (2,213)  (1,411)   (1,567)
Net change in unrealized appreciation
  (depreciation)...............................  (1,089)    (592)    (182)    (505)     (200)   (1,450)     645      (599)
   Net Increase (Decrease) in Net Assets
     Resulting from Operations.................    (327)   1,096       67      705     1,366     2,026      694       994
                                                -------  -------  -------  -------  --------  --------  -------  --------
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting
  from Class A share transactions..............  (2,820)   8,453   (7,474)   4,438     1,971   (23,344)  (6,456)  (37,707)
Net increase (decrease) in net assets resulting
  from Class C share transactions..............    (236)      33       --       --        --        --       --        --
Net increase (decrease) in net assets resulting
  from Class D share transactions..............    (675)    (729)     (23)     (15)       33       (33)    (185)     (267)
   Net Increase (Decrease) in Net Assets
     Resulting from Capital Share
     Transactions..............................  (3,731)   7,757   (7,497)   4,423     2,004   (23,377)  (6,641)  (37,974)
                                                -------  -------  -------  -------  --------  --------  -------  --------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income.....................  (1,000)  (1,652)    (819)  (1,559)   (3,002)   (5,699)  (1,470)   (3,219)
From net realized gains........................      --      (52)      --       --        --        --       --        --
   Total Distributions to Class A
     Shareholders..............................  (1,000)  (1,704)    (819)  (1,559)   (3,002)   (5,699)  (1,470)   (3,219)
                                                -------  -------  -------  -------  --------  --------  -------  --------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income.....................     (28)     (58)      --       --        --        --       --        --
From net realized gains........................      --       (2)      --       --        --        --       --        --
   Total Distributions to Class C
     Shareholders..............................     (28)     (60)      --       --        --        --       --        --
                                                -------  -------  -------  -------  --------  --------  -------  --------

DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income.....................     (32)     (93)      (2)      (4)       (5)       (8)      (6)      (16)
From net realized gains........................      --       (4)      --       --        --        --       --        --
   Total Distributions to Class D
     Shareholders..............................     (32)     (97)      (2)      (4)       (5)       (8)      (6)      (16)
                                                -------  -------  -------  -------  --------  --------  -------  --------
Total Increase (Decrease) in Net Assets........  (5,118)   6,992   (8,251)   3,565       363   (27,058)  (7,423)  (40,215)

NET ASSETS:
Beginning of period............................  52,917   45,925   36,898   33,333   151,746   178,804   77,060   117,275
End of period.................................. $47,799  $52,917  $28,647  $36,898  $152,109  $151,746  $69,637  $ 77,060
                                                -------  -------  -------  -------  --------  --------  -------  --------
Undistributed Net Investment Income............ $    49  $    50  $    29  $    40  $    122  $    141  $    54  $     70
                                                -------  -------  -------  -------  --------  --------  -------  --------

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 FIXED INCOME PORTFOLIOS

    FIXED INCOME PORTFOLIOS
       FINANCIAL HIGHLIGHTS

                                                                    CLASS A
                                         -------------------------------------------------------------
BOND PORTFOLIO
Selected per share data                  2006 /(3)/ 2005 /(3)/ 2004 /(3)/ 2003 /(3)/ 2002 /(3)(4)/   2001
-----------------------                  ---------  ---------  ---------  ---------  ------------  ---------
Net Asset Value, Beginning of Period.... $  19.57   $  20.14   $  20.14   $  19.81     $  19.94    $  19.49
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income...................     0.47       0.97       0.92       0.84         1.04        1.28
Net realized and unrealized gains
  (losses)..............................    (0.38)     (0.52)      0.07       0.42        (0.08)       0.45
   Total from Investment Operations.....     0.09       0.45       0.99       1.26         0.96        1.73
                                         --------   --------   --------   --------     --------    --------
LESS DISTRIBUTIONS PAID:
   From net investment income...........    (0.49)     (1.02)     (0.99)     (0.93)       (1.09)      (1.28)
       Total Distributions Paid.........    (0.49)     (1.02)     (0.99)     (0.93)       (1.09)      (1.28)
                                         --------   --------   --------   --------     --------    --------
Net Asset Value, End of Period.......... $  19.17   $  19.57   $  20.14   $  20.14     $  19.81    $  19.94
                                         --------   --------   --------   --------     --------    --------
Total Return /(1)/......................     0.43%      2.24%      5.02%      6.45%        4.99%       9.08%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period. $271,309   $303,091   $369,729   $593,559     $697,601    $877,920
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements.....................     0.36%      0.36%      0.36%      0.36%        0.36%       0.36%
   Expenses, before waivers and
     reimbursements.....................     0.55%      0.55%      0.55%      0.54%        0.59%       0.74%
   Net investment income, net of
     waivers and reimbursements.........     4.87%      4.84%      4.55%      4.14%        5.27%       6.38%
   Net investment income, before
     waivers and reimbursements.........     4.68%      4.65%      4.36%      3.96%        5.04%       6.00%
Portfolio Turnover Rate.................   295.94%    328.83%    163.71%    325.90%      277.45%     297.81%

                                                                    CLASS C
                                         -------------------------------------------------------------
Selected per share data                  2006 /(3)/ 2005 /(3)/ 2004 /(3)/ 2003 /(3)/ 2002 /(3)(4)/ 2001 /(3)/
-----------------------                  ---------  ---------  ---------  ---------  ------------  ---------
Net Asset Value, Beginning of Period     $  19.56   $  20.14   $  20.14   $  19.81     $  19.93    $  19.48
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income...................     0.45       0.93       0.84       0.82         1.01        1.23
Net realized and unrealized gains
  (losses)..............................    (0.39)     (0.56)      0.10       0.39        (0.09)       0.45
   Total from Investment Operations.....     0.06       0.37       0.94       1.21         0.92        1.68
                                         --------   --------   --------   --------     --------    --------
LESS DISTRIBUTIONS PAID:
   From net investment income...........    (0.46)     (0.95)     (0.94)     (0.88)       (1.04)      (1.23)
       Total Distributions Paid.........    (0.46)     (0.95)     (0.94)     (0.88)       (1.04)      (1.23)
                                         --------   --------   --------   --------     --------    --------
Net Asset Value, End of Period.......... $  19.16   $  19.56   $  20.14   $  20.14     $  19.81    $  19.93
                                         --------   --------   --------   --------     --------    --------
Total Return /(1)/......................     0.31%      1.85%      4.76%      6.24%        4.73%       8.83%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period. $    130   $    106   $  3,772   $  3,624     $  9,874    $ 21,144
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements.....................     0.60%      0.60%      0.60%      0.60%        0.60%       0.60%
   Expenses, before waivers and
     reimbursements.....................     0.79%      0.79%      0.79%      0.78%        0.83%       0.98%
   Net investment income, net of
     waivers and reimbursements.........     4.63%      4.60%      4.31%      3.90%        5.03%       6.14%
   Net investment income, before
     waivers and reimbursements.........     4.44%      4.41%      4.12%      3.72%        4.80%       5.76%
Portfolio Turnover Rate.................   295.94%    328.83%    163.71%    325.90%      277.45%     297.81%

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.

(4) As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,



                                                                    CLASS D
                                         -------------------------------------------------------------
BOND PORTFOLIO
Selected per share data                  2006 /(3)/ 2005 /(3)/ 2004 /(3)/ 2003 /(3)/ 2002 /(3)(4)/ 2001 /(3)/
-----------------------                  ---------  ---------  ---------  ---------  ------------  ---------
Net Asset Value, Beginning of Period....  $ 19.53    $ 20.10    $ 20.10    $ 19.78     $ 19.91      $ 19.47
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income...................     0.44       0.89       0.81       0.74        0.90         0.43
Net realized and unrealized gains
  (losses)..............................    (0.40)     (0.52)      0.10       0.43       (0.02)        1.21
   Total from Investment Operations.....     0.04       0.37       0.91       1.17        0.88         1.64
                                          -------    -------    -------    -------     -------      -------
LESS DISTRIBUTIONS PAID:
   From net investment income...........    (0.44)     (0.94)     (0.91)     (0.85)      (1.01)       (1.20)
       Total Distributions Paid.........    (0.44)     (0.94)     (0.91)     (0.85)      (1.01)       (1.20)
                                          -------    -------    -------    -------     -------      -------
Net Asset Value, End of Period..........  $ 19.13    $ 19.53    $ 20.10    $ 20.10     $ 19.78      $ 19.91
                                          -------    -------    -------    -------     -------      -------
Total Return /(1)/......................     0.21%      1.84%      4.61%      6.00%       4.60%        8.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period.  $   128    $   258    $   365    $   329     $   317      $   187
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements.....................     0.75%      0.75%      0.75%      0.75%       0.75%        0.75%
   Expenses, before waivers and
     reimbursements.....................     0.94%      0.94%      0.94%      0.93%       0.98%        1.13%
   Net investment income, net of
     waivers and reimbursements.........     4.48%      4.45%      4.16%      3.75%       4.88%        5.99%
   Net investment income, before
     waivers and reimbursements.........     4.29%      4.26%      3.97%      3.57%       4.65%        5.61%
Portfolio Turnover Rate.................   295.94%    328.83%    163.71%    325.90%     277.45%      297.81%

(1)Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)Annualized for periods less than one year.

(3)Financial highlights for the periods ended were calculated using the average shares outstanding method.

(4)As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 FIXED INCOME PORTFOLIOS

    FIXED INCOME PORTFOLIOS
       FINANCIAL HIGHLIGHTS (continued)




CORE BOND PORTFOLIO

                                                                     CLASS A
                                         --------------------------------------------------------------
Selected per share data                     2006    2005 /(3)/ 2004 /(3)/   2003    2002 /(3)(4)/ 2001 /(5)/
-----------------------                  --------   ---------  ---------  --------  ------------  ---------
Net Asset Value, Beginning of Period.... $   9.83   $  10.05   $  10.04   $   9.92    $  10.06    $  10.00
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income...................     0.22       0.41       0.40       0.33        0.50        0.40
Net realized and unrealized gains
  (losses)..............................    (0.23)     (0.20)      0.02       0.17        0.03        0.05
   Total from Investment Operations.....    (0.01)      0.21       0.42       0.50        0.53        0.45
                                         --------   --------   --------   --------    --------    --------
LESS DISTRIBUTIONS PAID:
   From net investment income...........    (0.23)     (0.42)     (0.41)     (0.38)      (0.54)      (0.39)
   From net realized gains..............       --      (0.01)        --         --       (0.13)         --
       Total Distributions Paid.........    (0.23)     (0.43)     (0.41)     (0.38)      (0.67)      (0.39)
                                         --------   --------   --------   --------    --------    --------
Net Asset Value, End of Period.......... $   9.59   $   9.83   $  10.05   $  10.04    $   9.92    $  10.06
                                         --------   --------   --------   --------    --------    --------
Total Return /(1)/......................    (0.12)%     2.15%      4.28%      5.04%       5.61%       4.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period. $164,656   $156,072   $123,408   $110,907    $103,184    $155,542
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements.....................     0.36%      0.36%      0.36%      0.36%       0.36%       0.36%
   Expenses, before waivers and
     reimbursements.....................     0.58%      0.58%      0.59%      0.59%       0.68%       0.81%
   Net investment income, net of
     waivers and reimbursements.........     4.60%      4.14%      3.93%      3.27%       5.13%       5.91%
   Net investment income, before
     waivers and reimbursements.........     4.38%      3.92%      3.70%      3.04%       4.81%       5.46%
Portfolio Turnover Rate.................   369.95%    339.65%    150.99%    380.92%     257.35%     197.85%


                                                                    CLASS C
                                         ------------------------------------------------------------
Selected per share data                    2006    2005 /(3)/ 2004 /(3)/   2003   2002 /(3)(4)/ 2001 /(5)/
-----------------------                  -------   ---------  ---------  -------  ------------  ---------
Net Asset Value, Beginning of Period.... $  9.78    $ 10.01    $ 10.03   $  9.92    $ 10.01      $ 10.00
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income...................    0.22       0.40       0.38      0.33       0.50         0.40
Net realized and unrealized gains
  (losses)..............................   (0.24)     (0.21)        --      0.15       0.07           --
   Total from Investment Operations.....   (0.02)      0.19       0.38      0.48       0.57         0.40
                                         -------    -------    -------   -------    -------      -------
LESS DISTRIBUTIONS PAID:
   From net investment income...........   (0.22)     (0.41)     (0.40)    (0.37)     (0.53)       (0.39)
   From net realized gains..............      --      (0.01)        --        --      (0.13)          --
       Total Distributions Paid.........   (0.22)     (0.42)     (0.40)    (0.37)     (0.66)       (0.39)
                                         -------    -------    -------   -------    -------      -------
Net Asset Value, End of Period.......... $  9.54    $  9.78    $ 10.01   $ 10.03    $  9.92      $ 10.01
                                         -------    -------    -------   -------    -------      -------
Total Return /(1)/......................   (0.21)%     1.88%      3.91%     4.76%      6.04%        4.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period. $     1    $     1    $     1   $     1    $     1      $    --
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements.....................    0.60%      0.60%      0.60%     0.60%      0.60%        0.60%
   Expenses, before waivers and
     reimbursements.....................    0.82%      0.82%      0.83%     0.83%      0.92%        1.05%
   Net investment income, net of
     waivers and reimbursements.........    4.36%      3.90%      3.69%     3.03%      4.89%        5.67%
   Net investment income, before
     waivers and reimbursements.........    4.14%      3.68%      3.46%     2.80%      4.57%        5.22%
Portfolio Turnover Rate                   369.95%    339.65%    150.99%   380.92%    257.35%      197.85%

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) Financial highlights for the years ended were calculated using the average shares outstanding method.

(4) As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

(5) For the period March 29, 2001 (commencement of operations) through November 30, 2001.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
                                                  OR PERIODS ENDED NOVEMBER 30,




CORE BOND PORTFOLIO

                                                                    CLASS D
                                         ------------------------------------------------------------
Selected per share data                    2006    2005/ (3)/ 2004/ (3)/   2003   2002/ (3)(4)/ 2001/ (5)/
-----------------------                  -------   ---------  ---------  -------  ------------  ---------
Net Asset Value, Beginning of Period.... $  9.85    $ 10.06    $ 10.06   $  9.93    $ 10.01      $ 10.00
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income...................    0.22       0.40       0.38      0.33       0.50         0.40
Net realized and unrealized gains
  (losses)..............................   (0.24)     (0.21)        --      0.14       0.08           --
   Total from Investment Operations.....   (0.02)      0.19       0.38      0.47       0.58         0.40
                                         -------    -------    -------   -------    -------      -------
LESS DISTRIBUTIONS PAID:
   From net investment income...........   (0.22)     (0.39)     (0.38)    (0.34)     (0.53)       (0.39)
   From net realized gains..............      --      (0.01)        --        --      (0.13)          --
       Total Distributions Paid.........   (0.22)     (0.40)     (0.38)    (0.34)     (0.66)       (0.39)
                                         -------    -------    -------   -------    -------      -------
Net Asset Value, End of Period.......... $  9.61    $  9.85    $ 10.06   $ 10.06    $  9.93      $ 10.01
                                         -------    -------    -------   -------    -------      -------
Total Return /(1)/......................   (0.27)%     1.93%      3.84%     4.80%      6.07%        4.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period. $     1    $     1    $     1   $     1    $     1      $    --
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements.....................    0.75%      0.75%      0.75%     0.75%      0.75%        0.75%
   Expenses, before waivers and
     reimbursements.....................    0.97%      0.97%      0.98%     0.98%      1.07%        1.20%
   Net investment income, net of
     waivers and reimbursements.........    4.21%      3.75%      3.54%     2.88%      4.74%        5.52%
   Net investment income, before
     waivers and reimbursements.........    3.99%      3.53%      3.31%     2.65%      4.42%        5.07%
Portfolio Turnover Rate.................  369.95%    339.65%    150.99%   380.92%    257.35%      197.85%

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) Financial highlights for the years ended were calculated using the average shares outstanding method.

(4) As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

(5) For the period March 29, 2001 (commencement of operations) through November 30, 2001.

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 FIXED INCOME PORTFOLIOS

    FIXED INCOME PORTFOLIOS
       FINANCIAL HIGHLIGHTS (continued)




U. S. TREASURY INDEX PORTFOLIO

                                                                 CLASS A
                                         ------------------------------------------------------
Selected per share data                  2006 /(3)/   2005     2004     2003     2002     2001
-----------------------                  ---------  -------  -------  -------  -------  -------
Net Asset Value, Beginning of Period....  $ 20.99   $ 21.27  $ 21.61  $ 21.99  $ 21.90  $ 21.06
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income...................     0.43      0.80     0.76     0.77     0.94     1.11
Net realized and unrealized gains
  (losses)..............................    (0.58)    (0.25)   (0.07)    0.06     0.63     0.85
   Total from Investment Operations.....    (0.15)     0.55     0.69     0.83     1.57     1.96
                                          -------   -------  -------  -------  -------  -------
LESS DISTRIBUTIONS PAID:
   From net investment income...........    (0.43)    (0.80)   (0.76)   (0.77)   (0.93)   (1.12)
   From net realized gains..............       --     (0.03)   (0.27)   (0.44)   (0.55)      --
       Total Distributions Paid.........    (0.43)    (0.83)   (1.03)   (1.21)   (1.48)   (1.12)
                                          -------   -------  -------  -------  -------  -------
Net Asset Value, End of Period..........  $ 20.41   $ 20.99  $ 21.27  $ 21.61  $ 21.99  $ 21.90
                                          -------   -------  -------  -------  -------  -------
Total Return /(1)/......................    (0.71)%    2.60%    3.28%    3.78%    7.62%    9.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period.  $45,246   $49,372  $41,638  $63,061  $49,429  $44,323
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements.....................     0.26%     0.26%    0.26%    0.26%    0.26%    0.26%
   Expenses, before waivers and
     reimbursements.....................     0.58%     0.57%    0.56%    0.50%    0.56%    0.75%
   Net investment income, net of
     waivers and reimbursements.........     4.19%     3.81%    3.47%    3.53%    4.36%    5.23%
   Net investment income, before
     waivers and reimbursements.........     3.87%     3.50%    3.17%    3.29%    4.06%    4.74%
Portfolio Turnover Rate.................    18.43%    61.26%   45.64%   65.88%   89.88%  102.56%

                                                                 CLASS C
                                         ------------------------------------------------------
Selected per share data                  2006/(3)/    2005     2004     2003     2002     2001
-----------------------                  ---------  -------  -------  -------  -------  -------
Net Asset Value, Beginning of Period....  $ 20.98   $ 21.26  $ 21.60  $ 21.98  $ 21.89  $ 21.09
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income...................     0.41      0.75     0.69     0.71     0.89     1.09
Net realized and unrealized gains
  (losses)..............................    (0.57)    (0.25)   (0.06)    0.06     0.64     0.79
   Total from Investment Operations.....    (0.16)     0.50     0.63     0.77     1.53     1.88
                                          -------   -------  -------  -------  -------  -------
LESS DISTRIBUTIONS PAID:
   From net investment income...........    (0.41)    (0.75)   (0.70)   (0.71)   (0.89)   (1.08)
   From net realized gains..............       --     (0.03)   (0.27)   (0.44)   (0.55)      --
       Total Distributions Paid.........    (0.41)    (0.78)   (0.97)   (1.15)   (1.44)   (1.08)
                                          -------   -------  -------  -------  -------  -------
Net Asset Value, End of Period..........  $ 20.41   $ 20.98  $ 21.26  $ 21.60  $ 21.98  $ 21.89
                                          -------   -------  -------  -------  -------  -------
Total Return /(1)/......................    (0.78)%    2.35%    2.97%    3.58%    7.38%    9.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period.  $ 1,184   $ 1,458  $ 1,450  $ 1,938  $ 2,947  $ 1,047
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements.....................     0.50%     0.50%    0.50%    0.50%    0.50%    0.50%
   Expenses, before waivers and
     reimbursements.....................     0.82%     0.81%    0.80%    0.74%    0.80%    0.99%
   Net investment income, net of
     waivers and reimbursements.........     3.95%     3.57%    3.23%    3.29%    4.12%    4.99%
   Net investment income, before
     waivers and reimbursements.........     3.63%     3.26%    2.93%    3.05%    3.82%    4.50%
Portfolio Turnover Rate.................    18.43%    61.26%   45.64%   65.88%   89.88%  102.56%

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) Financial highlights for the period ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,




U. S. TREASURY INDEX PORTFOLIO

                                                              CLASS D
                                         -------------------------------------------------
Selected per share data                  2006(3)   2005    2004   2003/(3)/  2002   2001/(3)/
-----------------------                  -------  ------  ------  --------  ------  --------
Net Asset Value, Beginning of Period.... $20.96   $21.24  $21.59   $21.97   $21.88  $ 21.04
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income...................   0.40     0.72    0.65     0.68     0.71     1.00
Net realized and unrealized gains
  (losses)..............................  (0.64)   (0.25)  (0.06)    0.07     0.78     0.88
   Total from Investment Operations.....  (0.24)    0.47    0.59     0.75     1.49     1.88
                                         ------   ------  ------   ------   ------  -------
LESS DISTRIBUTIONS PAID:
   From net investment income...........  (0.39)   (0.72)  (0.67)   (0.69)   (0.85)   (1.04)
   From net realized gains..............     --    (0.03)  (0.27)   (0.44)   (0.55)      --
       Total Distributions Paid.........  (0.39)   (0.75)  (0.94)   (1.13)   (1.40)   (1.04)
                                         ------   ------  ------   ------   ------  -------
Net Asset Value, End of Period.......... $20.33   $20.96  $21.24   $21.59   $21.97  $ 21.88
                                         ------   ------  ------   ------   ------  -------
Total Return /(1)/......................  (1.15)%   2.20%   2.83%    3.42%    7.22%    9.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period. $1,369   $2,087  $2,837   $2,121   $  531  $   229
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements.....................   0.65%    0.65%   0.65%    0.65%    0.65%    0.65%
   Expenses, before waivers and
     reimbursements.....................   0.97%    0.96%   0.95%    0.89%    0.95%    1.14%
   Net investment income, net of
     waivers and reimbursements.........   3.80%    3.42%   3.08%    3.14%    3.97%    4.84%
   Net investment income, before
     waivers and reimbursements.........   3.48%    3.11%   2.78%    2.90%    3.67%    4.35%
Portfolio Turnover Rate.................  18.43%   61.26%  45.64%   65.88%   89.88%  102.56%

(1)Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2)Annualized for periods less than one year.

(3)Financial highlights for the periods ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 FIXED INCOME PORTFOLIOS

    FIXED INCOME PORTFOLIOS
       FINANCIAL HIGHLIGHTS (continued)




INTERMEDIATE BOND PORTFOLIO

                                                                CLASS A
                                         -----------------------------------------------------
Selected per share data                    2006     2005     2004     2003   2002 /(3)/   2001
-----------------------                  -------  -------  -------  -------  ---------  -------
Net Asset Value, Beginning of Period.... $ 20.03  $ 20.48  $ 20.53  $ 20.15   $ 19.83   $ 18.99
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income...................    0.46     0.79     0.73     0.68      0.80      1.05
Net realized and unrealized gains
  (losses)..............................   (0.41)   (0.45)   (0.05)    0.39      0.33      0.85
   Total from Investment Operations.....    0.05     0.34     0.68     1.07      1.13      1.90
                                         -------  -------  -------  -------   -------   -------
LESS DISTRIBUTIONS PAID:
   From net investment income...........   (0.46)   (0.79)   (0.73)   (0.69)    (0.81)    (1.06)
       Total Distributions Paid.........   (0.46)   (0.79)   (0.73)   (0.69)    (0.81)    (1.06)
                                         -------  -------  -------  -------   -------   -------
Net Asset Value, End of Period.......... $ 19.62  $ 20.03  $ 20.48  $ 20.53   $ 20.15   $ 19.83
                                         -------  -------  -------  -------   -------   -------
Total Return /(1)/......................    0.25%    1.66%    3.36%    5.40%     5.80%    10.27%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period. $28,571  $36,798  $33,215  $45,728   $45,186   $44,372
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements.....................    0.36%    0.36%    0.36%    0.36%     0.36%     0.36%
   Expenses, before waivers and
     reimbursements.....................    0.77%    0.72%    0.70%    0.67%     0.72%     0.98%
   Net investment income, net of
     waivers and reimbursements.........    4.59%    3.91%    3.48%    3.21%     4.05%     5.49%
   Net investment income, before
     waivers and reimbursements.........    4.18%    3.55%    3.14%    2.90%     3.69%     4.87%
Portfolio Turnover Rate.................  192.90%  297.81%  140.90%  336.00%   250.64%   254.48%

                                                                CLASS D
                                         -----------------------------------------------------
Selected per share data                    2006     2005     2004     2003   2002/ (3)/   2001
-----------------------                  -------  -------  -------  -------  ---------  -------
Net Asset Value, Beginning of Period.... $ 20.02  $ 20.47  $ 20.52  $ 20.13   $ 19.82   $ 18.96
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income...................    0.42     0.72     0.65     0.60      0.73      1.01
Net realized and unrealized gains
  (losses)..............................   (0.42)   (0.46)   (0.05)    0.40      0.32      0.84
   Total from Investment Operations.....      --     0.26     0.60     1.00      1.05      1.85
                                         -------  -------  -------  -------   -------   -------
LESS DISTRIBUTIONS PAID:
   From net investment income...........   (0.42)   (0.71)   (0.65)   (0.61)    (0.74)    (0.99)
       Total Distributions Paid.........   (0.42)   (0.71)   (0.65)   (0.61)    (0.74)    (0.99)
                                         -------  -------  -------  -------   -------   -------
Net Asset Value, End of Period.......... $ 19.60  $ 20.02  $ 20.47  $ 20.52   $ 20.13   $ 19.82
                                         -------  -------  -------  -------   -------   -------
Total Return /(1)/......................    0.01%    1.27%    3.01%    4.95%     5.41%     9.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period. $    76  $   100  $   118  $    96   $    68   $    27
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements.....................    0.75%    0.75%    0.75%    0.75%     0.75%     0.75%
   Expenses, before waivers and
     reimbursements.....................    1.16%    1.11%    1.09%    1.06%     1.11%     1.37%
   Net investment income, net of
     waivers and reimbursements.........    4.20%    3.52%    3.09%    2.82%     3.66%     5.19%
   Net investment income, before
     waivers and reimbursements.........    3.79%    3.16%    2.75%    2.51%     3.30%     4.57%
Portfolio Turnover Rate.................  192.90%  297.81%  140.90%  336.00%   250.64%   254.48%

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,




SHORT-INTERMEDIATE BOND PORTFOLIO

                                                                    CLASS A
                                         -------------------------------------------------------------
Selected per share data                    2006      2005      2004      2003    2002 /(3)(4)/   2001
-----------------------                  --------  --------  --------  --------  ------------  ---------
Net Asset Value, Beginning of Period.... $  18.24  $  18.68  $  18.82  $  18.62    $  18.67    $  18.28
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income...................     0.38      0.65      0.53      0.52        0.79        1.07
Net realized and unrealized gains
  (losses)..............................    (0.21)    (0.44)    (0.14)     0.23       (0.07)       0.46
   Total from Investment Operations.....     0.17      0.21      0.39      0.75        0.72        1.53
                                         --------  --------  --------  --------    --------    --------
LESS DISTRIBUTIONS PAID:
   From net investment income...........    (0.38)    (0.65)    (0.53)    (0.55)      (0.77)      (1.14)
       Total Distributions Paid.........    (0.38)    (0.65)    (0.53)    (0.55)      (0.77)      (1.14)
                                         --------  --------  --------  --------    --------    --------
Net Asset Value, End of Period.......... $  18.03  $  18.24  $  18.68  $  18.82    $  18.62    $  18.67
                                         --------  --------  --------  --------    --------    --------
Total Return /(1)/......................     0.95%     1.16%     2.12%     4.01%       3.97%       8.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period. $151,833  $151,500  $178,519  $165,595    $192,710    $272,003
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements.....................     0.36%     0.36%     0.36%     0.36%       0.36%       0.36%
   Expenses, before waivers and
     reimbursements.....................     0.58%     0.57%     0.56%     0.55%       0.62%       0.75%
   Net investment income, net of
     waivers and reimbursements.........     4.17%     3.50%     2.85%     2.75%       4.26%       5.77%
   Net investment income, before
     waivers and reimbursements.........     3.95%     3.29%     2.65%     2.56%       4.00%       5.38%
Portfolio Turnover Rate.................   227.61%   271.88%   199.57%   257.17%     184.27%     107.31%

                                                                    CLASS D
                                         -------------------------------------------------------------
Selected per share data                    2006      2005      2004      2003    2002 /(3)(4)/ 2001 /(4)/
-----------------------                  --------  --------  --------  --------  ------------  ---------
Net Asset Value, Beginning of Period.... $  18.19  $  18.62  $  18.76  $  18.57    $  18.62    $  18.24
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income...................     0.34      0.58      0.45      0.45        0.67        0.48
Net realized and unrealized gains
  (losses)..............................    (0.21)    (0.43)    (0.13)     0.22       (0.02)       0.98
   Total from Investment Operations.....     0.13      0.15      0.32      0.67        0.65        1.46
                                         --------  --------  --------  --------    --------    --------
LESS DISTRIBUTIONS PAID:
   From net investment income...........    (0.35)    (0.58)    (0.46)    (0.48)      (0.70)      (1.08)
       Total Distributions Paid.........    (0.35)    (0.58)    (0.46)    (0.48)      (0.70)      (1.08)
                                         --------  --------  --------  --------    --------    --------
Net Asset Value, End of Period.......... $  17.97  $  18.19  $  18.62  $  18.76    $  18.57    $  18.62
                                         --------  --------  --------  --------    --------    --------
Total Return /(1)/......................     0.71%     0.82%     1.71%     3.61%       3.59%       8.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period. $    276  $    246  $    285  $     59    $     65    $     38
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements.....................     0.75%     0.75%     0.75%     0.75%       0.75%       0.75%
   Expenses, before waivers and
     reimbursements.....................     0.97%     0.96%     0.95%     0.94%       1.01%       1.14%
   Net investment income, net of
     waivers and reimbursements.........     3.78%     3.11%     2.46%     2.36%       3.87%       5.38%
   Net investment income, before
     waivers and reimbursements.........     3.56%     2.90%     2.26%     2.17%       3.61%       4.99%
Portfolio Turnover Rate.................   227.61%   271.88%   199.57%   257.17%     184.27%     107.31%

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

(4) Financial highlights for the years ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 FIXED INCOME PORTFOLIOS

    FIXED INCOME PORTFOLIOS
       FINANCIAL HIGHLIGHTS (continued)
                                      SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,




U.S. GOVERNMENT SECURITIES PORTFOLIO

                                                                                         CLASS A
                                                              -------------------------------------------------------------
Selected per share data                                           2006        2005   2004/ (4)/   2003    2002/ (5)/   2001
-----------------------                                       -------       -------  ---------  --------  ---------  --------
Net Asset Value, Beginning of Period......................... $ 19.33       $ 19.78  $  20.24   $  20.60  $  20.55   $  19.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................................    0.39          0.64      0.48       0.48      0.75       0.97
Net realized and unrealized gains (losses)...................   (0.22)        (0.42)    (0.14)      0.10      0.43       0.95
   Total from Investment Operations..........................    0.17          0.22      0.34       0.58      1.18       1.92
                                                              -------       -------  --------   --------  --------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income................................   (0.39)        (0.67)    (0.50)     (0.55)    (0.80)     (1.04)
   From net realized gains...................................      --            --     (0.30)     (0.39)    (0.33)        --
       Total Distributions Paid..............................   (0.39)        (0.67)    (0.80)     (0.94)    (1.13)     (1.04)
                                                              -------       -------  --------   --------  --------   --------
Net Asset Value, End of Period............................... $ 19.11       $ 19.33  $  19.78   $  20.24  $  20.60   $  20.55
                                                              -------       -------  --------   --------  --------   --------
Total Return /(1)/                                               0.94%         1.11%     1.72%      2.92%     5.94%     10.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period...................... $69,387       $76,622  $116,558   $121,523  $113,071   $105,605
Ratio to average net assets of: /(2)/
   Expenses, net of waivers, reimbursements and credits......    0.36%/(3)/    0.36%     0.36%      0.36%     0.36%      0.36%
   Expenses, before waivers, reimbursements and credits......    0.63%         0.59%     0.58%      0.56%     0.62%      0.81%
   Net investment income, net of waivers, reimbursements and
     credits.................................................    4.02%         3.25%     2.39%      2.34%     3.68%      5.16%
   Net investment income, before waivers, reimbursements
     and credits.............................................    3.75%         3.02%     2.17%      2.14%     3.42%      4.71%
Portfolio Turnover Rate......................................  344.90%       226.32%   206.62%    250.94%   246.91%    171.29%

                                                                                       CLASS D
                                                              ---------------------------------------------------------
Selected per share data                                           2006        2005   2004/(4)/   2003   2002/(5)/   2001
-----------------------                                       -------       -------  --------  -------  --------  -------
Net Asset Value, Beginning of Period......................... $ 19.26       $ 19.71  $ 20.17   $ 20.53  $ 20.49   $ 19.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................................    0.39          0.57     0.40      0.40     0.66      0.96
Net realized and unrealized gains (losses)...................   (0.25)        (0.43)   (0.14)     0.11     0.43      0.88
   Total from Investment Operations..........................    0.14          0.14     0.26      0.51     1.09      1.84
                                                              -------       -------  -------   -------  -------   -------
LESS DISTRIBUTIONS PAID:
   From net investment income................................   (0.35)        (0.59)   (0.42)    (0.48)   (0.72)    (0.97)
   From net realized gains...................................      --            --    (0.30)    (0.39)   (0.33)       --
       Total Distributions Paid..............................   (0.35)        (0.59)   (0.72)    (0.87)   (1.05)    (0.97)
                                                              -------       -------  -------   -------  -------   -------
Net Asset Value, End of Period............................... $ 19.05       $ 19.26  $ 19.71   $ 20.17  $ 20.53   $ 20.49
                                                              -------       -------  -------   -------  -------   -------
Total Return /(1)/...........................................    0.75%         0.71%    1.37%     2.48%    5.50%     9.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period...................... $   250       $   438  $   717   $ 1,646  $ 1,502   $   958
Ratio to average net assets of: /(2)/
   Expenses, net of waivers, reimbursements and credits......    0.75%/(3)/    0.75%    0.75%     0.75%    0.75%     0.75%
   Expenses, before waivers, reimbursements and credits......    1.02%         0.98%    0.97%     0.95%    1.01%     1.20%
   Net investment income, net of waivers, reimbursements and
     credits.................................................    3.63%         2.86%    2.00%     1.95%    3.29%     4.77%
   Net investment income, before waivers, reimbursements and
     credits.................................................    3.36%         2.63%    1.78%     1.75%    3.03%     4.32%
Portfolio Turnover Rate......................................  344.90%       226.32%  206.62%   250.94%  246.91%   171.29%

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) The net expense ratio includes custodian credits of approximately $6,000 or
    0.01 percent of average net assets. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

(4) Financial highlights for the year ended were calculated using the average shares outstanding method.

(5) As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        FIXED INCOME PORTFOLIOS

                SCHEDULE OF INVESTMENTS MAY 31, 2006 (UNAUDITED)
                BOND PORTFOLIO


                                                                                     PRINCIPAL
                                                                                      AMOUNT   VALUE
                                                                                      (000S)   (000S)
                                                                                     --------- -------
ASSET-BACKED SECURITIES - 19.7%
Automobile - 5.6%
  Carmax Auto Owner Trust,
   Series 2005-2, Class A3,
   4.21%, 1/15/10...................................................................  $2,225   $ 2,188
  Chase Manhattan Auto Owner Trust,
   Series 2005-A, Class A3,
   3.87%, 6/15/09...................................................................     695       682
  Daimler Chrysler Auto Trust,
   Series 2005-A, Class A4,
   3.74%, 2/8/10....................................................................   3,075     2,995
  Nissan Auto Receivables Owner Trust,
   Series 2005-A, Class A4,
   3.82%, 7/15/10...................................................................   3,035     2,946
  USAA Auto Owner Trust,
   Series 2005-4, Class A4,
   4.89%, 8/15/12...................................................................   3,000     2,956
  WFS Financial Owner Trust,
   Series 2004-2, Class A4,
   3.54%, 11/21/11..................................................................   1,700     1,665
  WFS Financial Owner Trust,
   Series 2005-3, Class A3A,
   4.25%, 6/17/10...................................................................   1,930     1,905
                                                                                               -------
                                                                                                15,337
                                                                                               -------
Commercial Mortgage Services - 12.4%
  Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2,
   4.74%, 9/11/42...................................................................   2,090     2,022
  Chase Manhattan Bank-First Union
   National Bank, Series 1999-1, Class A2,
   7.44%, 8/15/31...................................................................   2,000     2,097
  Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A3,
   6.04%, 9/15/30...................................................................   2,080     2,097
  Commercial Mortgage Acceptance Corp., Series 1999-C1, Class A2,
   7.03%, 6/15/31...................................................................   2,290     2,361
  CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3,
   6.13%, 4/15/37...................................................................   2,105     2,147
  CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A2,
   4.18%, 11/15/37..................................................................   2,825     2,703
  DLJ Commercial Mortgage Corp.,
   Series 1998-CF2, Class A1B,
   6.24%, 11/12/31..................................................................     800       811
  DLJ Commercial Mortgage Corp.,
   Series 1999-CG1, Class A1B,
   6.46%, 3/10/32...................................................................   1,400     1,428
  JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
   4.28%, 1/12/37...................................................................   1,985     1,911
  JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
   4.63%, 3/15/46...................................................................   1,820     1,763
  LB Commercial Conduit Mortgage Trust,
   Series 1998-C1, Class A3,
   6.48%, 2/18/30...................................................................   2,731     2,755
  LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class A2,
   4.55%, 7/15/30...................................................................   2,692     2,595
  LB-UBS Commercial Mortgage Trust,
   Series 2005-C5, Class A2,
   4.89%, 9/15/30...................................................................   2,170     2,116
  Merrill Lynch Mortgage Trust,
   Series 2004-BPC1, Class A2,
   4.07%, 10/12/41..................................................................   1,915     1,832
  Morgan Stanley Dean Witter Capital I,
   Series 2001-TOP1, Class A4,
   6.66%, 2/15/33...................................................................   2,675     2,772
  Morgan Stanley Dean Witter Capital I,
   Series 2001-TOP3, Class A4,
   6.39%, 7/15/33                                                                      2,290     2,359
                                                                                               -------
                                                                                                33,769
                                                                                               -------
Credit Card - 0.5%
  Citibank Credit Card Issuance Trust, Series 2003-A8, Class A8,
   3.50%, 8/16/10...................................................................   1,290     1,239
                                                                                               -------
Whole Loan - 1.2%
  Washington Mutual, Inc.,
   Series 2003-AR7, Class A5,
   3.07%, 8/25/33...................................................................   3,320     3,257
                                                                                               -------
Total Asset-Backed Securities                                                                   53,602
 (Cost $55,411).....................................................................

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

  SCHEDULE OF INVESTMENTS

  BOND PORTFOLIO (continued)


                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
                                                        --------- -------
       CORPORATE BONDS - 30.4%
       Auto Manufacturers - 0.7%
         DaimlerChrysler NA Holding Corp.,
          8.50%, 1/18/31 +.............................  $1,660   $ 1,903
                                                                  -------
       Banks - 1.1%
         RBS Capital Trust III,
          5.51%, 9/29/49 +.............................   2,005     1,913
         Wachovia Capital Trust III,
          5.80%, 3/15/42...............................     980       953
                                                                  -------
                                                                    2,866
                                                                  -------
       Diversified Financial Services - 14.6%
         CIT Group, Inc.,
          6.00%, 4/1/36................................   1,000       927
         Countrywide Financial Corp.,
          6.25%, 5/15/16...............................   1,210     1,204
         Dow Jones CDX HY, Series 6-T1, /(1)/
          8.63%, 6/29/11 +.............................   7,250     7,168
         Dow Jones CDX HY, Series 6-T3, /(1)/
          8.13%, 6/29/11 +.............................   4,350     4,287
         Ford Motor Credit Co.,
          5.80%, 1/12/09...............................   2,270     2,075
         General Electric Capital Corp.,
          5.50%, 4/28/11 +.............................   4,755     4,737
         General Motors Acceptance Corp.,
          6.75%, 12/1/14 +.............................   2,950     2,678
         Goldman Sachs Group, Inc.,
          6.45%, 5/1/36................................   2,000     1,933
         International Lease Finance Corp.,
          5.00%, 9/15/12 +.............................   2,175     2,073
         Lehman Brothers Holdings, Inc.,
          5.75%, 5/17/13 +.............................   1,190     1,177
         Merrill Lynch & Co., Inc.,
          6.05%, 5/16/16 +.............................   1,010     1,005
         Nelnet, Inc.,
          5.13%, 6/1/10................................   3,095     2,972
         Power Receivable Finance LLC, /(1) (2)/
          6.29%, 1/1/12................................   1,267     1,265
         Residential Capital Corp.,
          6.38%, 6/30/10...............................   1,500     1,481
         Swiss Re Capital I LP, /(1)/
          6.85%, 5/29/49 +.............................   1,750     1,728
         TRAINS, /(1)/
          7.65%, 6/15/15 +.............................   1,280     1,276
         UBS Preferred Funding Trust V,
          6.24%, 5/29/49...............................   1,745     1,745
                                                                  -------
                                                                   39,731
                                                                  -------
       Electric - 2.7%
         AES (The) Corp.,
          9.50%, 6/1/09 +..............................   1,305     1,396
         Dominion Resources, Inc.,
          5.95%, 6/15/35 +.............................   1,345     1,213
         Edison Mission Energy,
          7.73%, 6/15/09...............................     930       949
         PSEG Energy Holdings LLC,
          10.00%, 10/1/09..............................   1,820     1,988
         PSEG Power LLC,
          5.50%, 12/1/15...............................   1,920     1,810
                                                                  -------
                                                                    7,356
                                                                  -------
       Healthcare - Services - 0.4%
         UnitedHealth Group, Inc.,.....................
          5.38%, 3/15/16                                    990       938
                                                                  -------
       Insurance - 1.9%
         American International Group, Inc., /(1) (2)/
          6.25%, 5/1/36................................   1,890     1,850
         Liberty Mutual Group, Inc., /(1) (2)/
          6.50%, 3/15/35 +.............................   1,790     1,593
         Lincoln National Corp.,
          7.00%, 5/17/66...............................   1,695     1,688
                                                                  -------
                                                                    5,131
                                                                  -------
       Machinery - Diversified - 0.4%
         Case New Holland, Inc.,
          9.25%, 8/1/11................................   1,090     1,158
                                                                  -------
       Media - 3.0%
         Comcast Corp.,
          4.95%, 6/15/16 +.............................   1,260     1,130
          6.45%, 3/15/37...............................   1,000       935
         News America, Inc., /(1) (2)/
          6.40%, 12/15/35..............................   2,205     2,035
         Time Warner Entertainment Co. LP,
          8.38%, 3/15/23 +.............................   1,970     2,201
         Viacom, Inc., /(1) (2)/
          6.88%, 4/30/36...............................   1,850     1,790
                                                                  -------
                                                                    8,091
                                                                  -------

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
                                                         --------- -------
     CORPORATE BONDS - 30.4% - CONTINUED
     Oil & Gas - 2.4%
       Pemex Project Funding Master Trust,
        7.38%, 12/15/14.................................  $ 1,230  $ 1,270
       Premcor Refining Group (The), Inc.,
        9.50%, 2/1/13...................................      750      824
        6.75%, 5/1/14...................................    2,870    2,972
       XTO Energy, Inc.,
        6.10%, 4/1/36...................................    1,390    1,295
                                                                   -------
                                                                     6,361
                                                                   -------
     Pipelines - 0.9%
       Consolidated Natural Gas Co.,
        5.00%, 3/1/14...................................    1,085    1,011
       Duke Capital LLC,
        5.67%, 8/15/14..................................    1,475    1,433
                                                                   -------
                                                                     2,444
                                                                   -------
     Real Estate - 0.5%
       EOP Operating LP,
        7.88%, 7/15/31..................................    1,290    1,416
                                                                   -------
     Real Estate Investment Trusts - 0.7%
       iStar Financial, Inc.,
        5.88%, 3/15/16..................................    2,080    1,997
                                                                   -------
     Telecommunications - 1.1%
       Verizon Communications, Inc.,
        5.55%, 2/15/16 +................................    1,125    1,061
       Verizon New Jersey, Inc.,
        5.88%, 1/17/12 +................................    2,075    2,032
                                                                   -------
                                                                     3,093
                                                                   -------
     Total Corporate Bonds                                          82,485
      (Cost $84,228)....................................
     FOREIGN ISSUER BONDS - 3.8%
     Banks - 1.4%
       Shinsei Finance Cayman Ltd.,/ (1)(2)/
        6.42%, 1/29/49 +................................    2,240    2,152
       Sumitomo Mitsui Banking Corp.,/ (1)(2)/
        5.63%, 7/29/49 +................................    1,880    1,791
                                                                   -------
                                                                     3,943
                                                                   -------
     Diversified Financial Services - 1.6%
       Galaxy Entertainment Finance Co. Ltd., /(1) (2)/
        9.88%, 12/15/12 +...............................    1,110    1,160
       MUFG Capital Finance 1 Ltd.,
        6.35%, 12/31/40.................................    3,150    3,073
                                                                   -------
                                                                     4,233
                                                                   -------
     Telecommunications - 0.8%
       Deutsche Telekom International Finance BV,
        5.75%, 3/23/16..................................    1,140    1,084
       Telecom Italia Capital S.A.,
        5.25%, 10/1/15..................................    1,115    1,020
                                                                   -------
                                                                     2,104
                                                                   -------
     Total Foreign Issuer Bonds (Cost $10,668)..........            10,280
     U.S. GOVERNMENT AGENCIES - 26.0% /(3)/
     Fannie Mae - 17.5%
       Pool #255452,
        5.50%, 10/1/19..................................    3,554    3,503
       Pool #535982,
        7.50%, 5/1/31...................................      173      179
       Pool #545437,
        7.00%, 2/1/32...................................       18       19
       Pool #545757,
        7.00%, 6/1/32...................................    3,037    3,117
       Pool #703439,
        5.00%, 6/1/18...................................       78       75
       Pool #725424,
        5.50%, 4/1/34...................................    9,516    9,200
       Pool #725787,
        5.00%, 9/1/19...................................    8,881    8,594
       Pool #785242,
        5.50%, 6/1/19...................................      129      127
       Pool TBA, /(4)/
        5.50%, 9/1/08...................................   14,255   13,725
        5.00%, 3/15/13..................................    1,167    1,095
        6.50%, 6/13/32..................................    3,315    3,344
        6.00%, 12/31/49.................................    4,692    4,633
                                                                   -------
                                                                    47,611
                                                                   -------
     Freddie Mac Gold - 7.4%
       Pool #A46279,
        5.00%, 7/1/35...................................   15,637   14,669

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 19 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

  SCHEDULE OF INVESTMENTS

  BOND PORTFOLIO (continued)

                                                                 PRINCIPAL
                                                                  AMOUNT     VALUE
                                                                  (000S)     (000S)
                                                                ----------- --------
U.S. GOVERNMENT AGENCIES - 26.0% /(3)/ - CONTINUED
Freddie Mac Gold - 7.4% - (continued)
  Pool #C00910,
   7.50%, 1/1/30............................................... $       951 $    990
  Pool TBA, /(4)/
   6.00%, 9/15/32..............................................       4,625    4,571
                                                                            --------
                                                                              20,230
                                                                            --------
Government National Mortgage Association - 1.1%
  Pool #595091,
   6.00%, 10/15/32.............................................         938      936
  Pool #597572,
   5.50%, 9/15/35..............................................          52       50
  Pool #627123,
   5.50%, 3/15/34..............................................       1,859    1,811
  Pool #781688,
   6.00%, 12/15/33.............................................          85       85
                                                                            --------
                                                                               2,882
                                                                            --------
Total U.S. Government Agencies
 (Cost $72,273)............................................................   70,723
U.S. GOVERNMENT OBLIGATIONS - 15.8%
U.S. Treasury Bond - 0.6%
   6.75%, 8/15/26 +............................................       1,453    1,701
                                                                            --------
U.S. Treasury Inflation Indexed Note - 0.1%
   2.00%, 1/15/16 +............................................         293      284
                                                                            --------
U.S. Treasury Notes - 15.1%
   4.88%, 5/15/09 +............................................      39,875   39,707
   4.88%, 5/31/11..............................................       1,155    1,147
                                                                            --------
                                                                              40,854
                                                                            --------
Total U.S. Government Obligations
 (Cost $42,940)............................................................   42,839

                                                                 NUMBER OF   VALUE
                                                                  SHARES     (000S)
                                                                ----------- --------
INVESTMENT COMPANY - 22.8%
  Northern Institutional Funds - Liquid Assets Portfolio /(5)/.  61,804,652   61,805
                                                                            --------
Total Investment Company (Cost $61,805)........................               61,805
                                                                            --------
SHORT-TERM INVESTMENT - 14.3%
  Dexia Bank Belgium, Eurodollar Time Deposit,
   5.09%, 6/1/06............................................... $    38,972 $ 38,972
                                                                            --------
Total Short-Term Investment (Cost $38,972).....................               38,972
                                                                            --------
Total Investments - 132.8% (Cost $366,297).....................              360,706
   Liabilities less Other Assets - (32.8)%.....................              (89,139)
                                                                            --------
NET ASSETS - 100.0%............................................             $271,567

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)Restricted security that has been deemed illiquid. At May 31, 2006, the value of these restricted illiquid securities amounted to approximately $13,636,000 or 5.0% of net assets. Additional information on each restricted illiquid security is as follows:

                                                                  ACQUISITION
                                                    ACQUISITION      COST
SECURITY                                               DATE         (000S)
--------                                           -------------- -----------
American International Group, Inc.,
 6.25%, 5/1/36....................................        4/12/06   $1,880
Galaxy Entertainment Finance Co. Ltd.,
 9.88%, 12/15/12.................................. 5/9/06-5/12/06    1,171
Liberty Mutual Group, Inc.,
 6.50%, 3/15/35................................... 4/5/06-5/18/06    1,661
News America, Inc.,
 6.40%, 12/15/35..................................        4/27/06    2,085
Power Receivable Finance LLC,
 6.29%, 1/1/12....................................        9/30/03    1,266
Shinsei Finance Cayman Ltd.,
 6.42%, 1/29/49...................................        2/16/06    2,253
Sumitomo Mitsui Banking Corp.,
 5.63%, 7/29/49...................................        7/15/05    1,870
Viacom, Inc.,
 6.88%, 4/30/36................................... 4/5/06-5/18/06    1,819

(3)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4)When-Issued Security

(5)Investment relates to cash collateral received from portfolio securities loaned.

+  Security is either wholly or partially on loan.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

At May 31, 2006, the Bond Portfolio had outstanding forward foreign currency exchange contracts as follows:

                               AMOUNT       IN       AMOUNT
                               (LOCAL    EXCHANGE    (LOCAL              UNREALIZED
                              CURRENCY)    FOR      CURRENCY) SETTLEMENT GAIN/(LOSS)
CONTRACTS TO DELIVER CURRENCY  (000S)    CURRENCY    (000S)      DATE      (000S)
----------------------------- --------- ----------- --------- ---------- -----------
         U.S. Dollar.........  14,026          Euro  10,950     6/22/06     $ 26
         Euro................  10,950   U.S. Dollar  13,975     6/22/06      (77)
                               ------   -----------  ------    --------     ----
         Total...............                                  $             (51)

At May 31, 2006, the credit quality distribution for the Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                         %
----------------------                                       -----
AAA.........................................................  67.3%
AA..........................................................   2.1
A...........................................................   7.9
BBB.........................................................  13.7
BB..........................................................   3.4
B or Lower..................................................   5.6
-------------------------------------------------------------------
Total....................................................... 100.0%

*  Standard & Poor's Rating Services

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 21 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

  SCHEDULE OF INVESTMENTS

  CORE BOND PORTFOLIO


                                                                                     PRINCIPAL
                                                                                      AMOUNT   VALUE
                                                                                      (000S)   (000S)
                                                                                     --------- -------
ASSET-BACKED SECURITIES - 16.8%
Automobile - 5.1%
  Carmax Auto Owner Trust,
   Series 2005-2, Class A3,
   4.21%, 1/15/10...................................................................  $1,060   $ 1,043
  Chase Manhattan Auto Owner Trust,
   Series 2005-A, Class A3,
   3.87%, 6/15/09...................................................................     670       657
  Daimler Chrysler Auto Trust,
   Series 2005-A, Class A4,
   3.74%, 2/8/10....................................................................   1,580     1,539
  Honda Auto Receivables Owner Trust,
   Series 2005-3, Class A3,
   3.87%, 4/20/09...................................................................     695       683
  Nissan Auto Receivables Owner Trust,
   Series 2005-A, Class A4,
   3.82%, 7/15/10...................................................................   1,580     1,534
  USAA Auto Owner Trust,
   Series 2005-4, Class A4,
   4.89%, 8/15/12...................................................................   1,565     1,542
  WFS Financial Owner Trust,
   Series 2004-2, Class A4,
   3.54%, 11/21/11..................................................................     525       514
  WFS Financial Owner Trust,
   Series 2005-3, Class A3A,
   4.25%, 6/17/10...................................................................     910       898
                                                                                               -------
                                                                                                 8,410
                                                                                               -------
Commercial Mortgage Services - 10.4%
  Banc of America Commercial Mortgage, Inc.,
   Series 2004-5, Class A2,
   4.18%, 11/10/41..................................................................     955       917
  Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2,
   4.74%, 9/11/42...................................................................     990       958
  Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class A2,
   7.44%, 8/15/31...................................................................     415       435
  Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A3,
   6.04%, 9/15/30...................................................................     985       993
  Commercial Mortgage Acceptance Corp., Series 1999-C1, Class A2,
   7.03%, 6/15/31...................................................................   1,297     1,337
  CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3,
   6.13%, 4/15/37...................................................................     980     1,000
  CS First Boston Mortgage Securities Corp.,
   Series 2004-C5, Class A2,
   4.18%, 11/15/37..................................................................   1,720     1,646
  DLJ Commercial Mortgage Corp.,
   Series 1998-CF2, Class A1B,
   6.24%, 11/12/31..................................................................   1,045     1,059
  DLJ Commercial Mortgage Corp.,
   Series 1999-CG1, Class A1B,
   6.46%, 3/10/32...................................................................     510       520
  GMAC Commercial Mortgage Securities, Inc.,
   Series 2002-C3, Class A2,
   4.93%, 7/10/39...................................................................     640       614
  Greenwich Capital Commercial Funding Corp.,
   Series 2005-GG3, Class A2,
   4.31%, 8/10/42...................................................................     375       360
  JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
   4.28%, 1/12/37...................................................................     414       398
  JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
   4.63%, 3/15/46...................................................................     660       640
  LB Commercial Conduit Mortgage Trust,
   Series 1998-C1, Class A3,
   6.48%, 2/18/30...................................................................   1,426     1,438
  LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class A2,
   4.55%, 7/15/30...................................................................   1,707     1,645
  LB-UBS Commercial Mortgage Trust,
   Series 2005-C5, Class A2,
   4.89%, 9/15/30...................................................................   1,130     1,102
  Merrill Lynch Mortgage Trust,
   Series 2004-BPC1, Class A2,
   4.07%, 10/12/41..................................................................     980       938
  Morgan Stanley Dean Witter Capital I,
   Series 2001-TOP1, Class A4,
   6.66%, 2/15/33...................................................................     480       498
  Morgan Stanley Dean Witter Capital I,
   Series 2001-TOP3, Class A4,
   6.39%, 7/15/33...................................................................     640       659
                                                                                               -------
                                                                                                17,157
                                                                                               -------
Credit Card - 1.0%
  Citibank Credit Card Issuance Trust,
   Series 2003-A8, Class A8,
   3.50%, 8/16/10...................................................................   1,030       989

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



                                                 PRINCIPAL
                                                  AMOUNT   VALUE
                                                  (000S)   (000S)
                                                 --------- -------
ASSET-BACKED SECURITIES - 16.8% - CONTINUED
Credit Card - 1.0% - (continued)
  MBNA Credit Card Master Note Trust,
   Series 2003-A6, Class A6,
   2.75%, 10/15/10                                $  580   $   552
                                                           -------
                                                             1,541
                                                           -------
Whole Loan - 0.3%
  Washington Mutual, Inc.,
   Series 2003-AR7, Class A5,
   3.07%, 8/25/33                                    515       505
                                                           -------
Total Asset-Backed Securities
 (Cost $ 28,344)                                            27,613

CORPORATE BONDS - 23.8%
Auto Manufacturers - 0.6%
  DaimlerChrysler NA Holding Corp.,
   8.50%, 1/18/31 +.............................     875     1,003
                                                           -------
Banks - 1.0%
  RBS Capital Trust III,
   5.51%, 9/29/49 +.............................   1,180     1,126
  Wachovia Capital Trust III,
   5.80%, 3/15/42...............................     560       544
                                                           -------
                                                             1,670
                                                           -------
Diversified Financial Services - 10.7%
  Allstate Life Global Funding Trusts,
   4.50%, 5/29/09...............................     515       501
  American General Finance Corp.,
   5.38%, 10/1/12 +.............................     980       956
  CIT Group, Inc.,
   6.00%, 4/1/36................................     590       547
  Citigroup, Inc.,
   5.00%, 9/15/14...............................     685       646
  Countrywide Financial Corp.,
   6.25%, 5/15/16...............................     730       726
  General Electric Capital Corp.,
   5.50%, 4/28/11 +.............................   2,850     2,839
  Goldman Sachs Group, Inc.,
   5.35%, 1/15/16 +.............................   1,140     1,078
   6.45%, 5/1/36................................   1,170     1,131
  HSBC Finance Corp.,
   5.70%, 6/1/11................................     660       657
  International Lease Finance Corp.,
   5.00%, 9/15/12 +.............................   1,005       958
  Lehman Brothers Holdings, Inc.,
   5.75%, 5/17/13 +.............................     715       707
  Merrill Lynch & Co., Inc.,
   6.05%, 5/16/16 +.............................     610       607
  Morgan Stanley,
   5.38%, 10/15/15..............................     795       758
  Nelnet, Inc.,
   5.13%, 6/1/10................................   1,580     1,517
  Power Receivable Finance LLC,/ (1) (2)/
   6.29%, 1/1/12................................     276       276
  Residential Capital Corp.,
   6.38%, 6/30/10...............................   1,665     1,644
  Swiss Re Capital I LP, /(2)/
   6.85%, 5/29/49...............................   1,050     1,036
  UBS Preferred Funding Trust V,
   6.24%, 5/29/49...............................   1,050     1,050
                                                           -------
                                                            17,634
                                                           -------
Electric - 1.2%
  Dominion Resources, Inc.,
   5.95%, 6/15/35 +.............................     820       740
  PSEG Power LLC,
   5.50%, 12/1/15...............................   1,080     1,018
  Public Service Electric & Gas,
   4.00%, 11/1/08...............................     250       241
                                                           -------
                                                             1,999
                                                           -------
Healthcare - Services - 0.3%
  UnitedHealth Group, Inc.,
   5.38%, 3/15/16...............................     600       569
                                                           -------
Insurance - 2.0%
  AIG SunAmerica Global Financing X, /(1) (2)/
   6.90%, 3/15/32...............................     250       266
  American International Group, Inc.,/ (1) (2)/
   6.25%, 5/1/36 +..............................   1,110     1,086
  Liberty Mutual Group, Inc., /(1) (2)/
   6.50%, 3/15/35 +.............................   1,080       961
  Lincoln National Corp.,
   7.00%, 5/17/66...............................   1,025     1,021
                                                           -------
                                                             3,334
                                                           -------

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 23 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

  SCHEDULE OF INVESTMENTS

  CORE BOND PORTFOLIO (continued)


                                              PRINCIPAL
                                               AMOUNT   VALUE
                                               (000S)   (000S)
                                              --------- ------
CORPORATE BONDS - 23.8% - CONTINUED
Media - 2.8%
  Comcast Corp.,
   4.95%, 6/15/16............................  $  740   $   664
   6.45%, 3/15/37............................     615       575
  News America, Inc., /(1) (2)/
   6.40%, 12/15/35...........................   1,350     1,246
  Time Warner Entertainment Co. LP,
   8.38%, 3/15/23............................     990     1,106
  Viacom, Inc., /(1) (2)/
   6.88%, 4/30/36............................   1,115     1,078
                                                        -------
                                                          4,669
                                                        -------
Oil & Gas - 1.8%
  Pemex Project Funding Master Trust,
   7.38%, 12/15/14...........................     345       356
  Premcor Refining Group (The), Inc.,
   9.50%, 2/1/13.............................     340       374
   6.75%, 5/1/14 +...........................   1,405     1,455
  XTO Energy, Inc.,
   6.10%, 4/1/36.............................     785       731
                                                        -------
                                                          2,916
                                                        -------
Pipelines - 0.9%
  Consolidated Natural Gas Co.,
   5.00%, 3/1/14.............................     585       545
  Duke Capital LLC,
   5.67%, 8/15/14............................     900       874
                                                        -------
                                                          1,419
                                                        -------
Real Estate - 0.5%
  EOP Operating LP,
   7.88%, 7/15/31............................     705       774
                                                        -------
Real Estate Investment Trusts - 0.7%
  iStar Financial, Inc.,
   5.88%, 3/15/16............................   1,270     1,219
                                                        -------
Telecommunications - 1.2%
  Verizon Communications, Inc.,
   5.55%, 2/15/16............................     675       636
  Verizon New Jersey, Inc.,
   5.88%, 1/17/12 +..........................   1,020       999
  Verizon of New England, Inc.,
   6.50%, 9/15/11............................     260       261
                                                        -------
                                                          1,896
                                                        -------
Transportation - 0.1%
  Caliber System, Inc.,
   7.80%, 8/1/06.............................     160       161
                                                        -------
Total Corporate Bonds
 (Cost $40,159)..............................            39,263

FOREIGN ISSUER BONDS - 3.8%
Banks - 1.2%
  Shinsei Finance Cayman Ltd.,/ (1)(2)/
   6.42%, 1/29/49 +..........................   1,220     1,172
  Sumitomo Mitsui Banking Corp.,/ (1) (2)/
   5.63%, 7/29/49 +..........................     870       829
                                                        -------
                                                          2,001
                                                        -------
Diversified Financial Services - 1.0%
  MUFG Capital Finance 1 Ltd.,
   6.35%, 7/29/49 +..........................   1,595     1,571
                                                        -------
Telecommunications - 1.6%
  Deutsche Telekom International Finance BV,
   5.75%, 3/23/16 +..........................     605       575
  Telecom Italia Capital S.A.,
   5.25%, 10/1/15............................     595       544
  Telefonica Europe BV,
   7.75%, 9/15/10............................     800       854
  Telefonos de Mexico S.A. de CV,
   4.75%, 1/27/10 +..........................     685       655
                                                        -------
                                                          2,628
                                                        -------
Total Foreign Issuer Bonds
 (Cost $6,442)...............................             6,200

U.S. GOVERNMENT AGENCIES - 24.3% /(3)/
Fannie Mae - 18.8%
  Pool #255452,
   5.50%, 10/1/19............................   1,573     1,550
  Pool #255934,
   6.00%, 11/1/35............................     537       530
  Pool #535714,
   7.50%, 1/1/31.............................      76        79
  Pool #545757,
   7.00%, 6/1/32.............................     588       604
  Pool #555599,
   7.00%, 4/1/33.............................     213       219

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)


                                            PRINCIPAL
                                             AMOUNT   VALUE
                                             (000S)   (000S)
                                            --------- ------
U.S. GOVERNMENT AGENCIES - 24.3% /(3)/ - CONTINUED
Fannie Mae - 18.8% - (continued)
  Pool #651897,
   7.00%, 8/1/32...........................  $   382  $   392
  Pool #656035,
   7.50%, 9/1/32...........................       99      103
  Pool #703439,
   5.00%, 6/1/18...........................    1,217    1,179
  Pool #712130,
   7.00%, 6/1/33...........................      103      106
  Pool #725424,
   5.50%, 4/1/34...........................    5,383    5,204
  Pool #725787,
   5.00%, 9/1/19...........................    2,518    2,437
  Pool #733868,
   6.00%, 12/1/32..........................      674      668
  Pool #735931,
   5.00%, 10/1/20..........................      410      396
  Pool #794338,
   6.00%, 9/1/34...........................    1,347    1,333
  Pool #796371,
   5.00%, 10/1/19..........................      282      273
  Pool #797773,
   5.00%, 3/1/20...........................      229      222
  Pool #814782,
   7.00%, 4/1/35...........................       67       69
  Pool #820374,
   5.50%, 4/1/20...........................      128      126
  Pool #839291,
   5.00%, 9/1/20...........................      162      157
  Pool TBA, /(4)/
   5.50%, 9/1/08...........................    8,945    8,612
   5.00%, 3/15/13..........................    1,635    1,533
   6.50%, 6/13/32..........................    2,205    2,224
   6.00%, 12/31/49.........................    3,000    2,963
                                                      -------
                                                       30,979
                                                      -------
Freddie Mac Gold - 4.7%
  Pool #A41893,
   5.00%, 1/1/36...........................    8,031    7,534
  Pool #A46279,
   5.00%, 7/1/35...........................      242      227
  Pool #G01186,
   7.50%, 2/1/31...........................       16       17
                                                      -------
                                                        7,778
                                                      -------
Government National Mortgage Association - 0.8%
  Pool #595091,
   6.00%, 10/15/32.........................      464      463
  Pool #604183,
   5.50%, 4/15/33..........................       76       74
  Pool #627123,
   5.50%, 3/15/34..........................      685      667
  Pool #633627,
   5.50%, 9/15/34..........................      101       98
                                                      -------
                                                        1,302
                                                      -------
Total U.S. Government Agencies
 (Cost $40,978)                                        40,059
U.S. GOVERNMENT OBLIGATIONS - 11.0%
U.S. Treasury Bond - 0.5%
   6.75%, 8/15/26 +........................      708      829
                                                      -------
U.S. Treasury Inflation Indexed Note - 9.0%
   2.00%, 1/15/16 +........................   15,390   14,898
                                                      -------
U.S. Treasury Notes - 1.5%
   4.88%, 5/15/09..........................      688      685
   4.88%, 5/31/11..........................    1,821    1,809
                                                      -------
                                                        2,494
                                                      -------
Total U.S. Government Obligations
 (Cost $18,201)                                        18,221

                                                                NUMBER OF  VALUE
                                                                 SHARES    (000S)
                                                                ---------- ------
INVESTMENT COMPANY - 15.0%
  Northern Institutional Funds - Liquid Assets Portfolio /(5)/. 24,673,505 24,674
                                                                           ------
Total Investment Company
 (Cost $24,674)                                                            24,674

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 25 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

                 SCHEDULE OF INVESTMENTS
                                         MAY 31, 2006 (UNAUDITED)
  CORE BOND PORTFOLIO (continued)


                                                          PRINCIPAL
                                                           AMOUNT    VALUE
                                                           (000S)    (000S)
                                                          --------- --------
SHORT-TERM INVESTMENTS - 29.0%
  Dexia Bank Belgium, Brussels, Eurodollar Time Deposit,
   5.09%, 6/1/06.........................................  $24,657  $ 24,657
  FHLB Discount Note,
   4.96%, 6/1/06.........................................   23,046    23,046
                                                                    --------
Total Short-Term Investments
 (Cost $47,703)..........................................             47,703
                                                                    --------
Total Investments - 123.7%
 (Cost $206,501).........................................            203,733
   Liabilities less Other Assets - (23.7)%...............            (39,075)
                                                                    --------
NET ASSETS - 100.0%......................................           $164,658

(1)Restricted security that has been deemed illiquid. At May 31, 2006, the value of these restricted illiquid securities amounted to approximately $6,914,000 or 4.2% of net assets. Additional information on each restricted illiquid security is as follows:

                                                       ACQUISITION
                                         ACQUISITION      COST
SECURITY                                    DATE         (000S)
--------                               --------------- -----------
  AIG SunAmerica Global Financing X,
   6.90%, 3/15/32.....................  3/13/02-9/5/02   $  255
  American International Group, Inc.,
   6.25%, 5/1/36......................         4/12/06    1,104
  Liberty Mutual Group, Inc.,
   6.50%, 3/15/35.....................  4/5/06-5/18/06    1,001
  News America, Inc.,
   6.40%, 12/15/35....................         4/27/06    1,276
  Power Receivable Finance LLC,
   6.29%, 1/1/12......................         9/30/03      276
  Shinsei Finance Cayman Ltd.,
   6.42%, 1/29/49.....................         2/16/06    1,227
  Sumitomo Mitsui Banking Corp.,
   5.63%, 7/29/49..................... 7/15/05-1/27/06      865
  Viacom, Inc.,
   6.88%, 4/30/36.....................  4/5/06-5/18/06    1,096

(2)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4)When-Issued Security

(5)Investment relates to cash collateral received from portfolio securities loaned.

+  Security is either wholly or partially on loan.

At May 31, 2006, the credit quality distribution for the Core Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                     %
----------------------                   -----
AAA.....................................  73.8%
AA......................................   4.3
A.......................................   8.7
BBB.....................................  13.2
                                         -----
Total                                    100.0%

* Standard & Poor's Rating Services

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        FIXED INCOME PORTFOLIOS

                 SCHEDULE OF INVESTMENTS MAY 31, 2006 (UNAUDITED)

  U. S. TREASURY INDEX PORTFOLIO


                                          PRINCIPAL
                                           AMOUNT   VALUE
                                           (000S)   (000S)
                                          --------- ------
U.S. GOVERNMENT OBLIGATIONS - 98.9%
U.S. Treasury Bonds - 28.0%
   14.00%, 11/15/11......................  $  660   $   686
   12.50%, 8/15/14.......................   1,000     1,219
   7.25%, 5/15/16........................   1,000     1,160
   9.00%, 11/15/18.......................     700       936
   8.13%, 8/15/19........................     900     1,139
   8.75%, 8/15/20........................   1,000     1,338
   8.00%, 11/15/21.......................   1,100     1,404
   6.25%, 8/15/23........................   1,450     1,593
   6.50%, 11/15/26.......................   1,000     1,142
   6.13%, 11/15/27 +.....................   1,000     1,099
   5.25%, 2/15/29 +......................   1,100     1,088
   6.25%, 5/15/30 +......................     500       563
                                                    -------
                                                     13,367
                                                    -------
U.S. Treasury Notes - 70.9%
   3.63%, 6/30/07 +......................   1,750     1,723
   6.13%, 8/15/07........................   1,800     1,822
   4.00%, 9/30/07 +......................   1,500     1,479
   3.00%, 11/15/07 +.....................     500       486
   3.00%, 2/15/08 +......................   1,300     1,257
   4.63%, 2/29/08........................   2,000     1,986
   5.63%, 5/15/08 +......................   1,000     1,011
   3.13%, 10/15/08 +.....................   2,300     2,203
   4.75%, 11/15/08 +.....................   1,700     1,689
   3.00%, 2/15/09 +......................   1,600     1,518
   3.88%, 5/15/09........................   1,000       969
   3.63%, 7/15/09........................   1,000       960
   3.38%, 10/15/09 +.....................   1,700     1,614
   3.50%, 2/15/10 +......................   1,100     1,044
   6.50%, 2/15/10 +......................     900       944
   3.88%, 5/15/10 +......................   1,600     1,535
   5.75%, 8/15/10 +......................   1,100     1,131
   5.00%, 2/15/11 +......................   1,000     1,000
   4.88%, 5/31/11........................   1,000       993
   4.88%, 2/15/12 +......................   1,200     1,190
   4.00%, 11/15/12 +.....................     600       565
   3.63%, 5/15/13 +......................   1,550     1,419
   4.25%, 11/15/13 +.....................   1,550     1,468
   4.75%, 5/15/14 +......................   1,150     1,123
   4.00%, 2/15/15 +......................     900       830
   4.13%, 5/15/15 +......................     600       557
U.S. GOVERNMENT OBLIGATIONS - 98. 9% - CONTINUED
U.S. Treasury Notes - 70.9% - (continued)
   4.50%, 11/15/15 +.....................   1,450     1,381
                                                    -------
                                                     33,897
                                                    -------
Total U.S. Government Obligations
 (Cost $ 48,872).........................            47,264

                                                                 NUMBER     VALUE
                                                                OF SHARES   (000S)
                                                                ---------  ------
INVESTMENT COMPANY--19.4%
  Northern Institutional Funds - Liquid Assets Portfolio /(1)/   9,262,094   9,262
                                                                           -------
Total Investment Company (Cost $9,262)                                       9,262
SHORT-TERM INVESTMENT--0.3%
  FHLB Discount Note,
   4.96%, 6/1/06............................................... $      137     137
                                                                           -------
Total Short-Term Investment
 (Cost $ 137)..................................................                137
                                                                           -------
Total Investments--118.6%
 (Cost $ 58,271)...............................................             56,663
                                                                           -------
   Liabilities less Other Assets--(18.6)%......................             (8,864)
                                                                           -------
NET ASSETS--100.0%                                                         $47,799

(1)Investment relates to cash collateral received from portfolio securities loaned.

+  Security is either wholly or partially on loan.

At May 31, 2006, the credit quality distribution for the U.S. Treasury Index Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *   %
---------------------- -----
        AAA            100.0%
                       -----
        Total......... 100.0%
                       -----

*  Standard & Poor's Rating Services

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 27 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

  SCHEDULE OF INVESTMENTS

  INTERMEDIATE BOND PORTFOLIO



                                                                                     PRINCIPAL
                                                                                      AMOUNT   VALUE
                                                                                      (000S)   (000S)
                                                                                     --------- ------
ASSET-BACKED SECURITIES - 24.7%
Automobile - 7.0%
  Chase Manhattan Auto Owner Trust,
   Series 2005-A, Class A3,
   3.87%, 6/15/09...................................................................   $200    $  196
  Daimler Chrysler Auto Trust,
   Series 2005-A, Class A4,
   3.74%, 2/8/10....................................................................    375       365
  Honda Auto Receivables Owner Trust,
   Series 2005-3, Class A3,
   3.87%, 4/20/09...................................................................    210       206
  Nissan Auto Receivables Owner Trust,
   Series 2005-A, Class A4,
   3.82%, 7/15/10                                                                       385       374
  USAA Auto Owner Trust,
  Series 2005-4, Class A4,
   4.89%, 8/15/12...................................................................    380       375
  WFS Financial Owner Trust,
   Series 2004-2, Class A4,
   3.54%, 11/21/11..................................................................    235       230
  WFS Financial Owner Trust,
   Series 2005-3, Class A3A,
   4.25%, 6/17/10...................................................................    265       262
                                                                                               ------
                                                                                                2,008
                                                                                               ------
Commercial Mortgage Services - 15.5%
  Banc of America Commercial Mortgage, Inc., Series 2004-5, Class A2,
   4.18%, 11/10/41..................................................................    255       245
  Chase Manhattan Bank-First Union National Bank, Series 1999-1, Class A2,
   7.44%, 8/15/31...................................................................    505       530
  Commercial Mortgage Acceptance Corp.,
   Series 1998-C2, Class A3,
   6.04%, 9/15/30...................................................................    340       343
  Commercial Mortgage Acceptance Corp.,
   Series 1999-C1, Class A2,
   7.03%, 6/15/31...................................................................    294       303
  Commercial Mortgage Asset Trust,
   Series 1999-C1, Class A3,
   6.64%, 1/17/32...................................................................    460       472
  CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3,
   6.13%, 4/15/37...................................................................    120       122
  CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A2,
   4.18%, 11/15/37..................................................................    300       287
  DLJ Commercial Mortgage Corp.,
   Series 1998-CF2, Class A1B,
   6.24%, 11/12/31..................................................................    295       299
  DLJ Commercial Mortgage Corp.,
   Series 1999-CG1, Class A1B,
   6.46%, 3/10/32...................................................................    155       158
  Greenwich Capital Commercial Funding Corp.,
   Series 2005-GG3, Class A2,
   4.31%, 8/10/42...................................................................    115       110
  JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
   4.28%, 1/12/37...................................................................    159       153
  JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
   4.63%, 3/15/46...................................................................    195       189
  LB Commercial Conduit Mortgage Trust,
   Series 1998-C1, Class A3,
   6.48%, 2/18/30...................................................................    299       302
  LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class A2,
   4.55%, 7/15/30...................................................................    298       287
  LB-UBS Commercial Mortgage Trust,
   Series 2005-C5, Class A2,
   4.89%, 9/15/30...................................................................    275       268
  Merrill Lynch Mortgage Trust,
   Series 2004-BPC1, Class A2,
   4.07%, 10/12/41..................................................................    265       254
  Morgan Stanley Dean Witter Capital I,
   Series 2001-TOP3, Class A4,
   6.39%, 7/15/33...................................................................    125       129
                                                                                               ------
                                                                                                4,451
                                                                                               ------
Credit Card - 1.5%
  Citibank Credit Card Issuance Trust,
   Series 2003-A3, Class A3,
   3.10%, 3/10/10...................................................................    245       236
  MBNA Credit Card Master Note Trust,
   Series 2003-A6, Class A6,
   2.75%, 10/15/10..................................................................    200       190
                                                                                               ------
                                                                                                  426
                                                                                               ------

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
                                                       --------- ------
        ASSET-BACKED SECURITIES - 24.7%- CONTINUED
        Whole Loan - 0.7%
          Washington Mutual, Inc., Series 2003 - AR7,
           Class A5,
           3.07%, 8/25/33.............................   $190    $  186
                                                                 ------
        Total Asset-Backed Securities
         (Cost $7,285)                                            7,071

        CORPORATE BONDS - 35.6%
        Banks - 1.3%
          RBS Capital Trust III,
           5.51%, 9/29/49 +...........................    265       253
          Wachovia Capital Trust III,
           5.80%, 3/15/42.............................    130       126
                                                                 ------
                                                                    379
                                                                 ------
        Diversified Financial Services - 17.3%
          Allstate Life Global Funding Trusts,
           4.50%, 5/29/09 +...........................    205       199
          American General Finance Corp.,
           5.38%, 10/1/12.............................    235       229
          Caterpillar Financial Services Corp.,
           4.15%, 1/15/10 +...........................    205       195
          Citigroup, Inc.,
           5.00%, 9/15/14.............................    150       141
          Countrywide Financial Corp.,
           6.25%, 5/15/16.............................    130       129
          Ford Motor Credit Co.,
           5.80%, 1/12/09.............................    240       219
          General Electric Capital Corp.,
           5.50%, 4/28/11.............................    925       922
          General Motors Acceptance Corp.,
           6.75%, 12/1/14 +...........................    250       227
          Goldman Sachs Group, Inc.,
           5.35%, 1/15/16 +...........................    360       341
          HSBC Finance Corp.,
           5.70%, 6/1/11..............................    270       269
          International Lease Finance Corp.,
           5.00%, 9/15/12.............................    270       257
          JPMorgan Chase & Co.,
           5.15%, 10/1/15 +...........................    285       268
          Lehman Brothers Holdings, Inc.,
           5.75%, 5/17/13 +...........................    125       124
          Merrill Lynch & Co., Inc.,
           6.05%, 5/16/16 +                               195       194
          Morgan Stanley,.............................
           5.38%, 10/15/15............................    150       143
          Nelnet, Inc.,
           5.13%, 6/1/10..............................    385       370
          Power Receivable Finance LLC,/ (1)(2)/
           6.29%, 1/1/12..............................     73        73
          Residential Capital Corp.,
           6.38%, 6/30/10.............................    290       286
          Swiss Re Capital I LP, /(2)/
           6.85%, 5/29/49.............................    185       183
          UBS Preferred Funding Trust V,
           6.24%, 5/29/49.............................    185       185
                                                                 ------
                                                                  4,954
                                                                 ------
        Electric - 2.7%
          AES (The) Corp.,
           9.50%, 6/1/09 +............................    200       214
          PSEG Energy Holdings LLC,
           10.00%, 10/1/09............................    195       213
          PSEG Power LLC,
           5.50%, 12/1/15.............................    265       250
          Public Service Electric & Gas,
           4.00%, 11/1/08.............................     95        92
                                                                 ------
                                                                    769
                                                                 ------
        Healthcare - Services - 0.5%
          UnitedHealth Group, Inc.,
           5.38%, 3/15/16.............................    135       128
                                                                 ------
        Insurance - 1.2%
          Lincoln National Corp.,
           7.00%, 5/17/66.............................    180       179
          Protective Life Secured Trust,
           4.85%, 8/16/10.............................    165       161
                                                                 ------
                                                                    340
                                                                 ------
        Machinery - Diversified - 0.4%
          Case New Holland, Inc.,
           9.25%, 8/1/11..............................    115       122
                                                                 ------
        Media - 2.6%
          AOL Time Warner, Inc.,
           6.75%, 4/15/11.............................    225       231

          Comcast Corp.,
           4.95%, 6/15/16.............................    365       327

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 29 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

  SCHEDULE OF INVESTMENTS

  INTERMEDIATE BOND PORTFOLIO (continued)


                                                    PRINCIPAL
                                                     AMOUNT   VALUE
                                                     (000S)   (000S)
                                                    --------- -------
CORPORATE BONDS - 35.6% - CONTINUED
Media - 2.6% - (continued)
  Viacom, Inc., /(1)(2)/
   6.25%, 4/30/16 +................................  $  180   $   176
                                                              -------
                                                                  734
                                                              -------
Oil & Gas - 3.4%
  Devon Financing Corp. ULC,
   6.88%, 9/30/11..................................     125       131
  Pemex Project Funding Master Trust,
   7.38%, 12/15/14.................................     220       227
  Premcor Refining Group (The), Inc.,
   9.50%, 2/1/13...................................      75        83
   6.75%, 5/1/14...................................     330       342
  XTO Energy, Inc.,
   5.30%, 6/30/15..................................     215       203
                                                              -------
                                                                  986
                                                              -------
Pipelines - 1.7%
  Consolidated Natural Gas Co.,
   5.00%, 3/1/14...................................     275       256
  Duke Capital LLC,
   8.00%, 10/1/19..................................     210       240
                                                              -------
                                                                  496
                                                              -------
Real Estate - 0.7%
  EOP Operating LP,
   7.00%, 7/15/11..................................     185       194
                                                              -------
Real Estate Investment Trusts - 0.9%
  iStar Financial, Inc.,
   5.88%, 3/15/16..................................     280       269
                                                              -------
Telecommunications - 2.7%
  Sprint Capital Corp.,
   8.38%, 3/15/12..................................     360       402
  Verizon New Jersey, Inc.,
   5.88%, 1/17/12..................................     305       299
  Verizon of New England, Inc.,
   6.50%, 9/15/11..................................      65        65
                                                              -------
                                                                  766
                                                              -------
Transportation - 0.2%
  Caliber System, Inc.,
   7.80%, 8/1/06...................................      55        55
                                                              -------
Total Corporate Bonds
 (Cost $10,443)                                                10,192

FOREIGN ISSUER BONDS - 5.7%
Banks - 1.8%
  Shinsei Finance Cayman Ltd., /(1)(2)/
   6.42%, 1/29/49 +................................  $  275   $   264
  Sumitomo Mitsui Banking Corp., /(1)(2)/
   5.63%, 7/29/49 +................................     250       238
                                                              -------
                                                                  502
                                                              -------
Diversified Financial Services - 1.6%
  Galaxy Entertainment Finance Co. Ltd., /(1) (2)/
   9.88%, 12/15/12 +...............................     120       125
  MUFG Capital Finance 1 Ltd.,
   6.35%, 7/29/49 +................................     340       335
                                                              -------
                                                                  460
                                                              -------
Telecommunications - 2.3%
  Deutsche Telekom International Finance BV,
   5.75%, 3/23/16..................................     140       133
  Telecom Italia Capital S.A.,
   5.25%, 10/1/15..................................     140       128
  Telefonica Europe BV,
   7.75%, 9/15/10..................................     190       203
  Telefonos de Mexico S.A. de CV,
   4.75%, 1/27/10..................................     210       201
                                                              -------
                                                                  665
                                                              -------
Total Foreign Issuer Bonds
 (Cost $1,692)                                                  1,627

U.S. GOVERNMENT AGENCIES - 18.9% /(3)/
Fannie Mae - 13.6%
   4.00%, 2/28/07..................................     495       490
   4.50%, 8/15/08..................................   1,215     1,194
   4.00%, 1/26/09..................................     440       426
   5.40%, 4/13/09..................................   1,785     1,778
                                                              -------
                                                                3,888
                                                              -------
Federal Home Loan Bank - 1.2%
   4.90%, 11/21/07.................................     340       338
                                                              -------

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 30 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)


                                                             PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
                                                             ---------- -------
U.S. GOVERNMENT AGENCIES - 18.9%/(3 )/ - CONTINUED
Freddie Mac--4.1%
   3.75%, 3/15/07........................................... $      715 $   706
   5.00%, 2/8/08............................................        490     487
                                                                        -------
                                                                          1,193
                                                                        -------
Total U.S. Government Agencies
 (Cost $ 5,465).............................................              5,419

U.S. GOVERNMENT OBLIGATION - 5.1%
U.S. Treasury Inflation Indexed Note - 5.1%
   2.38%, 4/15/11...........................................      1,440   1,452
                                                                        -------
Total U.S. Government Obligation
 (Cost $ 1,453).............................................              1,452

                                                             NUMBER OF   VALUE
                                                              SHARES     (000S)
                                                             ---------- -------
INVESTMENT COMPANY - 7.4%
Northern Institutional Funds - Liquid Assets Portfolio /(4)/  2,128,348   2,128
                                                                        -------
Total Investment Company
 (Cost $ 2,128).............................................              2,128

                                                             PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
                                                             ---------- -------
SHORT-TERM INVESTMENT - 5.1%
  Dexia Bank Belgium, Brussels, Eurodollar Time Deposit,
   5.09%, 6/1/06............................................ $    1,461   1,461
                                                                        -------
Total Short-Term Investment
 (Cost $ 1,461).............................................              1,461

                                                                        -------
Total Investments - 102.5% (Cost $ 29,927)                               29,350
  Liabilities less Other Assets - (2.5)%....................               (703)
                                                                        -------
NET ASSETS - 100.0%.........................................            $28,647

/(1) /Restricted security that has been deemed illiquid. At May 31, 2006, the value of these restricted illiquid securities amounted to approximately $876,000 or 3.1% of net assets. Additional information on each restricted illiquid security is as follows:

                                                       ACQUISITION
                                         ACQUISITION      COST
SECURITY                                    DATE         (000S)
--------                               --------------- -----------
Galaxy Entertainment Finance Co. Ltd.,
9.88%, 12/15/12.......................  5/9/06-5/12/06    $127
Power Receivable Finance LLC,
6.29%, 1/1/12......................... 9/30/03-7/22/05      73
Shinsei Finance Cayman Ltd.,
6.42%, 1/29/49........................         2/16/06     277
Sumitomo Mitsui Banking Corp.,
5.63%, 7/29/49........................         7/15/05     249
Viacom, Inc.,
6.25%, 4/30/16........................          4/5/06     179

(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3) The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4) Investment relates to cash collateral received from portfolio securities loaned.

+   Security is either wholly or partially on loan.

At May 31, 2006, the credit quality distribution for the Intermediate Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *   %
---------------------- -----
      AAA.............  61.5%
      AA..............   6.0
      A...............  12.1
      BBB.............  16.4
      BB..............   2.8
      B or Lower......   1.2
                       -----
      Total            100.0%

* Standard & Poor's Rating Services

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 31 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

  SCHEDULE OF INVESTMENTS

  SHORT-INTERMEDIATE BOND PORTFOLIO


                                                                                     PRINCIPAL
                                                                                      AMOUNT   VALUE
                                                                                      (000S)   (000S)
                                                                                     --------- -------
ASSET-BACKED SECURITIES - 16.8%
Automobile - 5.5%
  Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3,
   3.87%, 6/15/09...................................................................  $  760   $   745
  Daimler Chrysler Auto Trust, Series 2003-A, Class A4,
   2.88%, 10/8/09...................................................................     378       373
  Daimler Chrysler Auto Trust, Series 2003-B, Class A4,
   2.86%, 3/9/09....................................................................   1,101     1,081
  Daimler Chrysler Auto Trust, Series 2005-A, Class A4,
   3.74%, 2/8/10....................................................................   1,550     1,510
  Honda Auto Receivables Owner Trust, Series 2005-3, Class A3,
   3.87%, 4/20/09...................................................................     790       776
  Nissan Auto Receivables Owner Trust, Series 2005-A, Class A4,
   3.82%, 7/15/10...................................................................   1,570     1,524
  USAA Auto Owner Trust, Series 2005-4, Class A4,
   4.89%, 8/15/12...................................................................   1,555     1,532
  WFS Financial Owner Trust, Series 2004-2, Class A4,
   3.54%, 11/21/11..................................................................     790       774
                                                                                               -------
                                                                                                 8,315
                                                                                               -------
Commercial Mortgage Services - 10.6%
  Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A2,
   4.74%, 9/11/42...................................................................   1,375     1,331
  Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A3,
   6.04%, 9/15/30...................................................................   1,480     1,492
  Commercial Mortgage Acceptance Corp., Series 1999-C1, Class A2,
   7.03%, 6/15/31...................................................................   1,167     1,203
  CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A2,
   4.18%, 11/15/37..................................................................   1,505     1,440
  DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A1B,
   6.24%, 11/12/31..................................................................   1,065     1,080
  DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B,
   6.46%, 3/10/32...................................................................     645       658
  Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2,
   4.31%, 8/10/42...................................................................     475       456
  JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-C1, Class A1,
   4.28%, 1/12/37...................................................................     585       563
  JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A2,
   4.63%, 3/15/46...................................................................     830       804
  LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class A3,
   6.48%, 2/18/30...................................................................   1,319     1,330
  LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A2,
   4.55%, 7/15/30...................................................................   1,485     1,431
  LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2,
   4.89%, 9/15/30...................................................................   1,125     1,097
  Prudential Securities Secured Financing Corp., Series 1998-C1, Class A1B,
   6.51%, 7/15/08...................................................................   3,142     3,179
                                                                                               -------
                                                                                                16,064
                                                                                               -------
Home Equity - 0.1%
  EQCC Trust, Series 2002-1, Class 2A,
   5.38%, 11/25/31..................................................................     240       240
                                                                                               -------
Whole Loan - 0.6%
  Washington Mutual, Inc., Series 2003-AR7, Class A5,
   3.07%, 8/25/33...................................................................     880       864
                                                                                               -------
Total Asset-Backed Securities (Cost $ 26,128)                                                   25,483

CORPORATE BONDS - 27.6%
Auto Manufacturers - 1.5%
  DaimlerChrysler NA Holding Corp.,
   7.20%, 9/1/09....................................................................   2,230     2,312
                                                                                               -------
Banks - 0.3%
  Wachovia Capital Trust III,
   5.80%, 3/15/42...................................................................     485       471
                                                                                               -------

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 32 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
                                                       --------- -------
CORPORATE BONDS - 27.6% - CONTINUED
Commercial Services - 0.3%
  Cendant Corp.,
   6.25%, 1/15/08 +...................................  $  500   $   504
                                                                 -------
Diversified Financial Services - 15.8%
  Allstate Life Global Funding Trusts,
   3.85%, 1/25/08.....................................   1,020       994
  American General Finance Corp.,
   5.38%, 10/1/12.....................................   1,000       975
  Associates Corp. of NA,
   6.25%, 11/1/08.....................................     950       966
  Citigroup, Inc.,
   5.50%, 8/9/06 +....................................   1,500     1,501
  Ford Motor Credit Co.,
   5.80%, 1/12/09.....................................   1,170     1,069
  General Electric Capital Corp.,
   5.50%, 4/28/11.....................................   3,405     3,392
  General Motors Acceptance Corp.,
   5.63%, 5/15/09.....................................     750       706
  Goldman Sachs Group, Inc.,
   4.13%, 1/15/08 +...................................   1,500     1,468
  HSBC Finance Corp.,
   4.63%, 1/15/08 +...................................   1,820     1,796
  International Lease Finance Corp.,
   3.75%, 8/1/07 +....................................     550       538
  John Deere Capital Corp.,
   4.88%, 3/16/09.....................................   1,125     1,105
  JPMorgan Chase & Co.,
   4.89%, 9/1/15......................................   3,080     2,972
  MBNA America Bank NA,
   5.38%, 1/15/08.....................................     750       749
  Merrill Lynch & Co., Inc.,
   4.13%, 9/10/09 +...................................   1,500     1,438
  Morgan Stanley,
   3.63%, 4/1/08 +....................................     750       725
  National Rural Utilities Cooperative Finance Corp.,
   3.88%, 2/15/08 +...................................     750       731
  Nelnet, Inc.,
   5.13%, 6/1/10......................................   1,560     1,498
  Residential Capital Corp.,
   6.38%, 6/30/10.....................................   1,460     1,441
                                                                 -------
                                                                  24,064
                                                                 -------
Electric - 2.9%
  AES (The) Corp.,
   9.50%, 6/1/09 +....................................     660       706
  Alabama Power Co.,
   3.50%, 11/15/07....................................   1,340     1,303
  Edison Mission Energy,
   7.73%, 6/15/09.....................................     470       480
  PSEG Energy Holdings LLC,
   10.00%, 10/1/09....................................     920     1,005
  Public Service Electric & Gas,
   4.00%, 11/1/08.....................................     880       848
                                                                 -------
                                                                   4,342
                                                                 -------
Food - 0.6%
  Kraft Foods, Inc.,
   5.25%, 6/1/07 +....................................     860       856
                                                                 -------
Insurance - 0.2%
  Prudential Financial, Inc.,
   3.75%, 5/1/08......................................     275       266
                                                                 -------
Machinery - Diversified--0.4%
  Case New Holland, Inc.,
   9.25%, 8/1/11 +....................................     560       595
                                                                 -------
Media - 1.2%
  AOL Time Warner, Inc.,
   6.75%, 4/15/11.....................................     855       879
  Viacom, Inc., /(1) (2)/
   5.75%, 4/30/11.....................................   1,000       986
                                                                 -------
                                                                   1,865
                                                                 -------
Oil & Gas - 1.4%
  Premcor Refining Group (The), Inc.,
   9.50%, 2/1/13......................................     345       379
   6.75%, 5/1/14......................................   1,315     1,362
  USX Corp.,
   6.85%, 3/1/08 +....................................     400       409
                                                                 -------
                                                                   2,150
                                                                 -------
Pipelines - 0.3%
  Duke Capital LLC,
   4.37%, 3/1/09 +....................................     500       483
                                                                 -------
Real Estate - 0.5%
  EOP Operating LP,
   7.00%, 7/15/11.....................................     720       755
                                                                 -------
Savings & Loans - 0.8%
  Washington Mutual, Inc.,
   4.00%, 1/15/09 +...................................   1,270     1,222
                                                                 -------

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 33 FIXED INCOME PORTFOLIOS

FIXED INCOME PORTFOLIOS

  SCHEDULE OF INVESTMENTS

  SHORT-INTERMEDIATE BOND PORTFOLIO (continued)


                                                                 PRINCIPAL
                                                                  AMOUNT    VALUE
                                                                  (000S)    (000S)
                                                                ----------- -------
CORPORATE BONDS - 27.6% - CONTINUED
Telecommunications - 1.1%
  GTE Corp.,
   7.51%, 4/1/09............................................... $     1,000 $ 1,043
  Sprint Capital Corp.,
   6.00%, 1/15/07..............................................         595     596
                                                                            -------
                                                                              1,639
                                                                            -------
Transportation - 0.3%
  Caliber System, Inc.,
   7.80%, 8/1/06...............................................         515     516
                                                                            -------
Total Corporate Bonds
 (Cost $42,983)................................................              42,040

FOREIGN ISSUER BONDS - 1.1%
Telecommunications - 1.1%
  Telefonica Europe BV,
   7.75%, 9/15/10..............................................         750     800
  Telefonos de Mexico S.A. de CV,
   4.75%, 1/27/10..............................................         885     846
                                                                            -------
                                                                              1,646
                                                                            -------
Total Foreign Issuer Bonds
 (Cost $1,704).................................................               1,646

U.S. GOVERNMENT AGENCIES - 34.3% /(3)/
Fannie Mae - 22.3%
   4.00%, 2/28/07..............................................       8,160   8,079
   4.50%, 8/15/08..............................................         520     511
   5.40%, 4/13/09..............................................       6,055   6,033
   4.25%, 5/15/09..............................................      12,505  12,150
  Pool #555649,
   7.50%, 10/1/32..............................................         237     246
  Pool TBA, /(4)/
   6.00%, 12/31/49.............................................       7,012   6,924
                                                                            -------
                                                                             33,943
                                                                            -------
Federal Home Loan Bank - 3.6%
   4.25%, 4/16/07 +............................................       3,785   3,749
   4.90%, 11/21/07.............................................       1,760   1,748
                                                                            -------
                                                                              5,497
                                                                            -------
Freddie Mac - 4.5%
   3.75%, 3/15/07..............................................       5,650   5,580
Freddie Mac - 4.5% - (continued)
   5.00%, 2/8/08............................................... $     1,300 $ 1,292
                                                                            -------
                                                                              6,872
                                                                            -------
Small Business Administration - 3.9%
  Participation Certificates,
   Series 2005-20L, Class 1,
   5.39%, 12/1/25..............................................       1,650   1,611
  Participation Certificates,
   Series 2006-20B, Class 1,
   5.35%, 2/1/26...............................................       1,200   1,167
  Participation Certificates,
   Series 2006-20D, Class 1,
   5.64%, 4/1/26...............................................       1,060   1,057
  Series 2005-P10B, Class 1,
   4.94%, 8/10/15..............................................       2,165   2,094
                                                                            -------
                                                                              5,929
                                                                            -------
Total U.S. Government Agencies
 (Cost $ 52,648)                                                             52,241

U.S. GOVERNMENT OBLIGATIONS - 8.7%
U.S. Treasury Inflation Indexed Note - 6.6%
   4.25%, 1/15/10 +............................................       7,925  10,081
                                                                            -------
U.S. Treasury Note - 2.1%
   4.88%, 5/15/09..............................................       3,221   3,207
                                                                            -------
Total U.S. Government Obligations
 (Cost $ 13,251)...............................................              13,288

                                                                 NUMBER OF  VALUE
                                                                  SHARES    (000S)
                                                                 ---------  ------
INVESTMENT COMPANY - 6.7%
  Northern Institutional Funds - Liquid Assets Portfolio /(5)/.  10,151,244  10,151
                                                                            -------
Total Investment Company
 (Cost $ 10,151)...............................................              10,151


See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 34 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)


                                                          PRINCIPAL
                                                           AMOUNT    VALUE
                                                           (000S)    (000S)
                                                          --------- --------
SHORT-TERM INVESTMENTS - 15.3%
  Dexia Bank Belgium, Brussels, Eurodollar Time Deposit,
   5.09%, 6/1/06.........................................  $22,373  $ 22,373
  FHLB Discount Note,
   4.96%, 6/1/06.........................................      932       932
                                                                    --------
Total Short-Term Investments
 (Cost $23,305)..........................................             23,305
                                                                    --------
Total Investments - 110.5%
 (Cost $170,170).........................................            168,154
   Liabilities less Other Assets - (10.5)%...............            (16,045)
                                                                    --------
NET ASSETS - 100.0%......................................           $152,109

(1)Restricted security that has been deemed illiquid. At May 31, 2006, the value of these restricted illiquid securities amounted to approximately $986,000 or 0.6% of net assets. Additional information on each restricted illiquid security is as follows:

                              ACQUISITION
                  ACQUISITION    COST
SECURITY             DATE       (000S)
--------          ----------- -----------
Viacom, Inc.,
  5.75%, 4/30/11.   4/5/06       $994

(2)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4)When-Issued Security

(5)Investment relates to cash collateral received from portfolio securities loaned.

+  Security is either wholly or partially on loan.

At May 31, 2006, the credit quality distribution for the Short-Intermediate Bond Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                     %
----------------------                   -----
AAA.....................................  72.6%
AA......................................   6.9
A.......................................  10.6
BBB.....................................   6.8
BB......................................   2.3
B or Lower..............................   0.8
                                         -----
Total                                    100.0%

* Standard & Poor's Rating Services

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 35 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

FIXED INCOME PORTFOLIOS

                 SCHEDULE OF INVESTMENTS MAY 31, 2006 (UNAUDITED)

  U.S. GOVERNMENT SECURITIES PORTFOLIO


                                                              PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
                                                              ---------   ------
U.S. GOVERNMENT AGENCIES - 53.6% /(1)/
Fannie Mae - 40.1%
   4.88%, 1/11/08............................................ $    3,600 $  3,572
   4.50%, 8/15/08............................................        390      383
   5.28%, 2/27/09 +..........................................      3,800    3,783
   5.40%, 4/13/09............................................      3,825    3,811
   4.25%, 5/15/09............................................      4,300    4,178
   5.25%, 8/1/12 +...........................................      3,500    3,435
  Pool #555649,
   7.50%, 10/1/32............................................        171      177
  Pool #725787,
   5.00%, 9/1/19.............................................      2,958    2,862
  Pool #753715,
   6.00%, 12/1/18............................................        282      284
  Pool TBA, /(2)/
   6.00%, 12/31/49...........................................      5,523    5,454
                                                                         --------
                                                                           27,939
                                                                         --------
Federal Home Loan Bank - 3.2%
   4.25%, 4/16/07 +..........................................      2,222    2,201
                                                                         --------
Freddie Mac - 4.4%
   5.00%, 2/8/08.............................................      1,701    1,691
  Pool #410092,
   5.73%, 11/1/24............................................         19       19
  Series 2944, Class WD,
   5.50%, 11/15/28...........................................      1,415    1,392
                                                                         --------
                                                                            3,102
                                                                         --------
Freddie Mac Gold - 0.8%
  Pool #E91020,
   5.50%, 8/1/17.............................................        536      529
                                                                         --------
Small Business Administration - 5.1%
  Participation Certificates,
   Series 2006-20B, Class 1,
   5.35%, 2/1/26.............................................        700      681
  Participation Certificates,
   Series 2006-20D, Class 1,
   5.64%, 4/1/26.............................................        940      937
  Participation Certificates,
   Series 2005-20L, Class 1,
   5.39%, 12/1/25............................................        830      811
  Series 2005-P10B, Class 1,
   4.94%, 8/10/15............................................      1,191    1,152
                                                                         --------
                                                                            3,581
                                                                         --------
Total U.S. Government Agencies
 (Cost $37,824)..............................................              37,352

U.S. GOVERNMENT OBLIGATIONS - 17.1%
U.S. Treasury Inflation Indexed Note - 8.0%
   4.25%, 1/15/10............................................ $    4,400 $  5,597
                                                                         --------
U.S. Treasury Notes - 9.1%
   4.88%, 5/15/09............................................      6,151    6,125
   4.88%, 5/31/11............................................        212      210
                                                                         --------
                                                                            6,335
                                                                         --------
Total U.S. Government Obligations
 (Cost $11,932)..............................................              11,932
                                                              NUMBER OF   VALUE
                                                               SHARES     (000S)
                                                              ---------- --------
INVESTMENT COMPANY - 13.9%
  Northern Institutional Funds - Liquid Assets Portfolio (3).  9,636,608    9,637
                                                                         --------
Total Investment Company
 (Cost $9,637)...............................................               9,637
                                                              PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
                                                              ---------- --------
SHORT-TERM INVESTMENT - 45.4%
  FHLB Discount Note,
   4.96%, 6/1/06............................................. $   31,591   31,591
                                                                         --------
Total Short-Term Investment
 (Cost $31,591)..............................................              31,591
                                                                         --------
Total Investments - 130.0%
 (Cost $90,984)..............................................              90,512
   Liabilities less Other Assets - (30.0)%                                (20,875)
                                                                         --------
NET ASSETS - 100.0%..........................................            $ 69,637

(1)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)When-Issued Security

(3)Investment relates to cash collateral received from portfolio securities loaned.

+  Security is either wholly or partially on loan.

At May 31, 2006, the credit quality distribution for the U.S. Government Securities Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                     %
----------------------                   -----
AAA.....................................  95.0%
AA......................................   5.0
                                         -----
Total                                    100.0%

* Standard & Poor's Rating Services

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 36 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        FIXED INCOME PORTFOLIOS
                                                                           ----
       NOTES TO THE FINANCIAL STATEMENTS
                                                       MAY 31, 2006 (UNAUDITED)




1   ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 22 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond, Core Bond, U.S. Treasury Index, Intermediate Bond, Short-Intermediate Bond, and U.S. Government Securities Portfolios (collectively, the "Portfolios" or "Fixed Income Portfolios") are separate investment portfolios of the Trust, all of which are diversified portfolios. Presented herein are the financial statements for the Fixed Income Portfolios.

Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments Limited ("NTGIL"), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers for the Bond, Intermediate Bond and Short-Intermediate Bond Portfolios. NTI serves as the investment adviser for each of the other Portfolios. Northern Trust also serves as the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

Each of the Fixed Income Portfolios is authorized to issue three classes: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2006, Class A, Class C and Class D shares were outstanding for certain Portfolios.

2   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value ("NAV"). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars, and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board of Trustees authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of market values normally used by a Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Portfolio, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Portfolio's NAV is calculated.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 37 FIXED INCOME PORTFOLIOS

---------------------------------------------------------
    FIXED INCOME PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)



The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) STRIPPED SECURITIES - Stripped securities represent the right to receive future interest payments (interest-only stripped securities) or principal payments (principal-only stripped securities). The value of variable rate interest-only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest-only stripped securities and the value of principal-only stripped securities vary inversely with changes in interest rates.

C) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the forward rates on the New York exchange normally at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect gains or losses, if any, as realized in foreign currency transactions and as unrealized in forward foreign currency exchange contracts.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES - Each of the Portfolios may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into the commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until settlement takes place. At the time the Portfolio enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-issued securities at May 31, 2006, if any, are noted in each of the Portfolios' Schedule of Investments and Statement of Assets and Liabilities.

F) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Certain Portfolios received dividend income from investments in preferred stocks during the six months ended May 31, 2006. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Cost of investments includes amortization of premiums and accretion of discounts.

G) EXPENSES - Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses that are not directly attributable to an individual Portfolio are allocated among the Portfolios in proportion to each Portfolio's relative net assets.

H) PORTFOLIO SECURITIES LOANED - Certain Portfolios participate in Northern Trust's securities lending program and have loaned a portion of their investment portfolios to securities

FIXED INCOME PORTFOLIOS 38 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



lending borrowers (e.g., brokers approved by Northern Trust) at May 31, 2006. Northern Trust receives collateral for the Portfolios, generally consisting of cash, government securities and letters of credit from the borrowers on behalf of the participating Portfolios in connection with such loans. Pursuant to an Exemptive Order granted by the Securities and Exchange Commission in August 2001, each of the Portfolios has invested cash collateral in Northern Institutional Funds - Liquid Assets Portfolio, one of the Trust's money market funds. Non-cash collateral is held in custody for the Portfolios. Each Portfolio's percentage of ownership in Liquid Assets Portfolio is less than 5 percent. The value of the collateral is monitored daily to ensure the value of such collateral meets or exceeds the value of the securities loaned. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolios continue to earn income on portfolio securities loaned, and receive compensation for lending their securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolios from securities lending is based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolios pay fees to Northern Trust for administering the securities lending program. Income (net of fees) is disclosed as investment income in each Portfolio's Statement of Operations.

The value of securities loaned to borrowers and the value of collateral received from such borrowers and held on behalf of the Portfolios at May 31, 2006, were as follows:

                                        CASH        NON-CASH
                                     COLLATERAL    COLLATERAL
                          VALUE        HELD ON       HELD ON
                      OF SECURITIES   BEHALF OF     BEHALF OF   FEES EARNED BY
 Amounts in thousands    LOANED     THE PORTFOLIO THE PORTFOLIO NORTHERN TRUST
 -----------------------------------------------------------------------------
  Bond                   $74,676       $61,805       $14,686         $36
  Core Bond               26,741        24,674         2,629          18
  U.S. Treasury
   Index                  20,126         9,262        11,315           7
  Intermediate
   Bond                    2,865         2,128           815           6
  Short-Intermediate
   Bond                    9,944        10,151             5           6
  U.S. Government
   Securities              9,545         9,637           109           3
 -----------------------------------------------------------------------------

The following Portfolios had loaned securities in excess of 5 percent of net assets to the following individual broker/dealers at May 31, 2006. No other loans to individual broker/dealers exceeded 5 percent of each respective Portfolio's net assets at May 31, 2006.

                                                     % OF SECURITIES
                                                   LOANED WITH RESPECT
         Portfolio               BROKER/DEALER        TO NET ASSETS
         -------------------------------------------------------------
         Bond                Goldman, Sachs & Co.         16.8%
                             Lehman Brothers, Inc.         5.8%
         Core Bond           UBS Securities LLC            9.7%
         U.S. Treasury Index Goldman, Sachs & Co.         25.3%
         U.S. Government     J.P. Morgan                  10.5%
          Securities         Securities, Inc.
         -------------------------------------------------------------

I) DISTRIBUTIONS TO SHAREHOLDERS - Distributions of dividends from net investment income are declared and paid as follows:

                      ------------------------------------
                       Bond                        Monthly
                       Core Bond                   Monthly
                       U.S. Treasury Index         Monthly
                       Intermediate Bond           Monthly
                       Short-Intermediate Bond     Monthly
                       U.S. Government Securities  Monthly
                      ------------------------------------

Each Portfolio's net realized capital gains, if any, are declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.

J) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Portfolio's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 39 FIXED INCOME PORTFOLIOS

---------------------------------------------------------
    FIXED INCOME PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)




For the period subsequent to October 31, 2005, through the fiscal year ended November 30, 2005, the following Portfolios incurred net capital losses which each Portfolio intends to treat as having been incurred in the following fiscal year:

                       Amounts in thousands
                       ----------------------------------
                       Bond                       $10,181
                       Core Bond                    1,256
                       U.S. Treasury Index             52
                       Intermediate Bond               75
                       Short-Intermediate Bond        369
                       U.S. Government Securities     101
                       ----------------------------------

At November 30, 2005, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

                         NOVEMBER 30, NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
    Amounts in thousands     2008         2010         2012         2013
    ------------------------------------------------------------------------
    Bond                     $ --        $8,192        $ --         $ --
    Core Bond                  --            --          --          122
    U.S. Treasury Index        --            --          --           62
    Intermediate Bond       1,154            --          --          310
    Short-Intermediate
     Bond                   9,999         2,589          --        2,106
    U.S. Government
     Securities                --            --         427        1,591
    ------------------------------------------------------------------------

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2005, the tax components of undistributed net investment income and realized gains were as follows:

                                               UNDISTRIBUTED
                                     ---------------------------------
                                     TAX-EXEMPT ORDINARY   LONG-TERM
          Amounts in thousands         INCOME   INCOME*  CAPITAL GAINS
          ------------------------------------------------------------
          Bond                          $ --      $361       $ --
          Core Bond                       --       175         --
          U.S. Treasury Index             --        50         --
          Intermediate Bond               --        40         --
          Short-Intermediate Bond         --       141         --
          U.S. Government Securities      --        70         --
          ------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2005, was as follows:

                                            DISTRIBUTIONS FROM
                                     ---------------------------------
                                     TAX-EXEMPT ORDINARY   LONG-TERM
          Amounts in thousands         INCOME   INCOME*  CAPITAL GAINS
          ------------------------------------------------------------
          Bond                          $ --    $16,895      $ --
          Core Bond                       --      6,008       112
          U.S. Treasury Index             --      1,805        56
          Intermediate Bond               --      1,563        --
          Short-Intermediate Bond         --      5,707        --
          U.S. Government Securities      --      3,235        --
          ------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

3   ADVISORY, TRANSFER AGENCY AND CUSTODIAN
    AGREEMENTS
As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Portfolio's respective average daily net assets). For the six months ended May 31, 2006, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2006, were as follows:

                                                           ADVISORY
                                          ANNUAL     LESS  FEE AFTER
                                       ADVISORY FEE WAIVER  WAIVER
            --------------------------------------------------------
            Bond                           0.40%     0.15%   0.25%
            Core Bond                      0.40      0.15    0.25
            U.S. Treasury Index            0.30      0.15    0.15
            Intermediate Bond              0.40      0.15    0.25
            Short-Intermediate Bond        0.40      0.15    0.25
            U.S. Government Securities     0.40      0.15    0.25
            --------------------------------------------------------

The waivers described above are voluntary and may be modified or terminated at any time.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.01 percent, 0.10 percent and 0.15 percent of the average daily net assets of the outstanding Class A, C and D shares, respectively, for the Portfolios.

FIXED INCOME PORTFOLIOS 40 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)




Class-specific transfer agent fees for the six months ended May 31, 2006, were as follows:

               Amounts in thousands       CLASS A CLASS C CLASS D
               --------------------------------------------------
               Bond                         $15    $ --     $
               Core Bond                      8      --      --
               U.S. Treasury Index            2       1       1
               Intermediate Bond              2      --      --
               Short-Intermediate Bond        7      --       1
               U.S. Government Securities     4      --      --
               --------------------------------------------------

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. Custodian credits, if any, are reflected in the Portfolios' Statements of Operations.

4   ADMINISTRATION, DISTRIBUTION AND OTHER
    AGREEMENTS
NTI and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at an annual rate of 0.10 percent of the average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI or NTGIL for their duties as investment advisers and Northern Trust for its duties as transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of a Portfolio's average daily net assets, NTI as co-administrator has agreed to reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2006, under such arrangements, are shown in the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation under its distribution agreement.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued other liabilities" in the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At May 31, 2006, the amounts payable were approximately $2,000 for the Bond Portfolio, and $1,000 for each of the other Portfolios.

5   SHAREHOLDER SERVICING PLAN
The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.15 percent and 0.25 percent of the average daily net assets of the outstanding Class C and D shares, respectively.

Class-specific shareholder servicing fees for the six months ended May 31, 2006, were as follows:

                   Amounts in thousands       CLASS C CLASS D
                   ------------------------------------------
                   U.S. Treasury Index          $1      $2
                   U.S. Government Securities   --       1
                   ------------------------------------------

6   INVESTMENT TRANSACTIONS
For the six months ended May 31, 2006, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Portfolios were as follows:

                                 PURCHASES                  SALES
                          ------------------------ ------------------------
     Amounts in thousands U.S. GOVERNMENT  OTHER   U.S. GOVERNMENT  OTHER
     ----------------------------------------------------------------------
     Bond                    $556,906     $180,550    $584,577     $194,486
     Core Bond                472,977       60,463     479,013       56,176
     U.S. Treasury Index        9,230           --      12,697           --
     Intermediate Bond         51,494       11,648      56,634       12,447
     Short-Intermediate
      Bond                    281,279       21,207     283,709       16,315
     U.S. Government
      Securities              208,777           --     226,131           --
     ----------------------------------------------------------------------

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 41 FIXED INCOME PORTFOLIOS

---------------------------------------------------------
    FIXED INCOME PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)




At May 31, 2006, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

                                                        NET          COST
                          UNREALIZED   UNREALIZED   APPRECIATION   BASIS OF
    Amounts in thousands APPRECIATION DEPRECIATION (DEPRECIATION) SECURITIES
    ------------------------------------------------------------------------
    ------------------------------------------------------------------------
    Bond                     $48        $(5,639)      $(5,591)     $366,297
    Core Bond                 57         (2,825)       (2,768)      206,501
    U.S. Treasury Index      104         (1,712)       (1,608)       58,271
    Intermediate Bond         13           (590)         (577)       29,927
    Short-Intermediate
     Bond                     48         (2,064)       (2,016)      170,170
    U.S. Government
     Securities               12           (484)         (472)       90,984
    ------------------------------------------------------------------------

7   BANK LOANS
The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At May 31, 2006, the Portfolios did not have any outstanding loans.

The Portfolios did not incur any interest expense during the six months ended May 31, 2006.

8   CAPITAL SHARE TRANSACTIONS
Transactions in Class A shares for the six months ended May 31, 2006, were as follows:

                                                                                              NET          NET
                                   PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS   INCREASE    INCREASE
                           SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES (DECREASE)  (DECREASE)
Amounts in thousands        SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES  IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Bond                       1,194    $23,320       315        $6,153     (2,843)  $(55,519)   (1,334)    $(26,046)
Core Bond                  1,517     14,823       276         2,691       (502)    (4,934)    1,291       12,580
U.S. Treasury Index          352      7,351        36           750       (524)   (10,921)     (136)      (2,820)
Intermediate Bond            134      2,707        36           723       (551)   (10,904)     (381)      (7,474)
Short-Intermediate Bond    4,087     74,261       146         2,644     (4,117)   (74,934)      116        1,971
U.S. Government Securities   217      4,181        71         1,360       (623)   (11,997)     (335)      (6,456)
-------------------------------------------------------------------------------------------------------------------

Transactions in Class A shares for the fiscal year ended November 30, 2005, were as follows:

                                                                                              NET          NET
                                   PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS   INCREASE    INCREASE
                           SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES (DECREASE)  (DECREASE)
Amounts in thousands        SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES  IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Bond                       3,676    $73,730       734       $14,655     (7,284) $(145,991)   (2,874)    $(57,606)
Core Bond                  4,232     42,336       310         3,102       (952)    (9,513)    3,590       35,925
U.S. Treasury Index        1,144     24,419        60         1,281       (809)   (17,247)      395        8,453
Intermediate Bond            885     18,083        63         1,282       (732)   (14,927)      216        4,438
Short-Intermediate Bond    7,328    135,747       244         4,505     (8,826)  (163,596)   (1,254)     (23,344)
U.S. Government Securities   541     10,581       155         3,024     (2,623)   (51,312)   (1,927)     (37,707)
-------------------------------------------------------------------------------------------------------------------

Transactions in Class C shares for the six months ended May 31, 2006, were as follows:

                                                                                        NET          NET
                             PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS   INCREASE    INCREASE
                     SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES (DECREASE)  (DECREASE)
Amounts in thousands  SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES  IN NET ASSETS
-------------------------------------------------------------------------------------------------------------
Bond                   2        $41         --           $3         --      $ (17)        2         $  27
U.S. Treasury Index    5        105          2           27        (18)      (368)      (11)         (236)
-------------------------------------------------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 42 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)




Transactions in Class C shares for the fiscal year ended November 30, 2005, were as follows:

                                                                                        NET          NET
                             PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS   INCREASE    INCREASE
                     SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES (DECREASE)  (DECREASE)
Amounts in thousands  SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES  IN NET ASSETS
-------------------------------------------------------------------------------------------------------------
Bond                   15      $294          7          $141       (204)   $(4,094)     (182)      $(3,659)
U.S. Treasury Index    36       773          3            60        (38)      (800)        1            33
-------------------------------------------------------------------------------------------------------------

Transactions in Class D shares for the six months ended May 31, 2006, were as follows:

                                                                                              NET          NET
                                   PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS   INCREASE    INCREASE
                           SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES (DECREASE)  (DECREASE)
Amounts in thousands        SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES  IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Bond                         --      $ --          1           $5         (7)    $  (130)      (6)        $(125)
U.S. Treasury Index          16       335         --            2        (48)     (1,012)     (32)         (675)
Intermediate Bond            --         2         --            2         (1)        (27)      (1)          (23)
Short-Intermediate Bond       2        41         --            1         (1)         (9)       1            33
U.S. Government Securities   --         2         --            5        (10)       (192)     (10)         (185)
-------------------------------------------------------------------------------------------------------------------

Transactions in Class D shares for the fiscal year ended November 30, 2005, were as follows:

                                                                                              NET          NET
                                   PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS   INCREASE    INCREASE
                           SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES (DECREASE)  (DECREASE)
Amounts in thousands        SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES  IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Bond                         --     $    1         1          $13          (6)   $  (115)      (5)        $(101)
U.S. Treasury Index          82      1,743        --            7        (116)    (2,479)     (34)         (729)
Intermediate Bond            --          7        --            4          (1)       (26)      (1)          (15)
Short-Intermediate Bond       2         30        --            2          (3)       (65)      (1)          (33)
U.S. Government Securities   --         11         1           15         (15)      (293)     (14)         (267)
-------------------------------------------------------------------------------------------------------------------

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 43 FIXED INCOME PORTFOLIOS

---------------------------------------------------------
    FIXED INCOME PORTFOLIOS
----
       FUND EXPENSES



As a shareholder of the Portfolios, you incur two types of costs; (1) transaction costs, if any; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2005 through May 31, 2006.

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 12/1/05 - 5/31/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Bond

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/05   5/31/06  12/1/05 - 5/31/06
           ----------------------------------------------------------
           Actual        0.36%  $1,000.00 $1,004.30       $1.80
           Hypothetical  0.36%  $1,000.00 $1,023.14       $1.82**
           ----------------------------------------------------------

           Class C
           ----------------------------------------------------------
           Actual        0.60%  $1,000.00 $1,003.10       $3.00
           Hypothetical  0.60%  $1,000.00 $1,021.94       $3.02**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.75%  $1,000.00 $1,002.10       $3.74
           Hypothetical  0.75%  $1,000.00 $1,021.19       $3.78**
           ----------------------------------------------------------

Core Bond

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/05   5/31/06  12/1/05 - 5/31/06
           ----------------------------------------------------------
           Actual        0.36%  $1,000.00 $  998.80       $1.79
           Hypothetical  0.36%  $1,000.00 $1,023.14       $1.82**
           ----------------------------------------------------------

           Class C
           ----------------------------------------------------------
           Actual        0.60%  $1,000.00 $  997.90       $2.99
           Hypothetical  0.60%  $1,000.00 $1,021.94       $3.02**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.75%  $1,000.00 $  997.30       $3.73
           Hypothetical  0.75%  $1,000.00 $1,021.19       $3.78**
           ----------------------------------------------------------

U.S. Treasury Index

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/05   5/31/06  12/1/05 - 5/31/06
           ----------------------------------------------------------
           Actual        0.26%  $1,000.00 $  992.90       $1.29
           Hypothetical  0.26%  $1,000.00 $1,023.64       $1.31**
           ----------------------------------------------------------

           Class C
           ----------------------------------------------------------
           Actual        0.50%  $1,000.00 $  992.20       $2.48
           Hypothetical  0.50%  $1,000.00 $1,022.44       $2.52**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.65%  $1,000.00 $  988.50       $3.22
           Hypothetical  0.65%  $1,000.00 $1,021.69       $3.28**
           ----------------------------------------------------------

FIXED INCOME PORTFOLIOS 44 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)




Intermediate Bond

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/05   5/31/06  12/1/05 - 5/31/06
           ----------------------------------------------------------
           Actual        0.36%  $1,000.00 $1,002.50       $1.80
           Hypothetical  0.36%  $1,000.00 $1,023.14       $1.82**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.75%  $1,000.00 $1,000.10       $3.74
           Hypothetical  0.75%  $1,000.00 $1,021.19       $3.78**
           ----------------------------------------------------------

Short-Intermediate Bond

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/05   5/31/06  12/1/05 - 5/31/06
           ----------------------------------------------------------
           Actual        0.36%  $1,000.00 $1,009.50       $1.80
           Hypothetical  0.36%  $1,000.00 $1,023.14       $1.82**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.75%  $1,000.00 $1,007.10       $3.75
           Hypothetical  0.75%  $1,000.00 $1,021.19       $3.78**
           ----------------------------------------------------------

U.S. Government Securities

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/05   5/31/06  12/1/05 - 5/31/06
           ----------------------------------------------------------
           Actual        0.36%  $1,000.00 $1,009.40       $1.80
           Hypothetical  0.36%  $1,000.00 $1,023.14       $1.82**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.75%  $1,000.00 $1,007.50       $3.75
           Hypothetical  0.75%  $1,000.00 $1,021.19       $3.78**
           ----------------------------------------------------------

* Expenses are calculated using the Portfolio's annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2006. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).
** Hypothetical expenses are based on the Portfolios' actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 45 FIXED INCOME PORTFOLIOS

---------------------------------------------------------
    FIXED INCOME PORTFOLIOS
----
       TRUSTEES AND OFFICERS



  APPROVAL OF ADVISORY AGREEMENT

  The Trustees oversee the management of Northern Institutional Funds (the "Trust"), and review the investment performance and expenses of the investment portfolios covered by this Report (the "Portfolios") at regularly scheduled meetings held during the Portfolios' fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust's investment advisory agreement (the "Advisory Agreement") for the Portfolios with Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments Limited ("NTGIL" and, together with NTI, the "Investment Advisers").

  The Advisory Agreement was most recently re-approved with respect to all of the Portfolios by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the "Independent Trustees"), at the annual contract review meeting held on February 16-17, 2006 (the "Annual Contract Meeting").

  In preparation for the Trustees' consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees reviewed information on the following topics for the Portfolios at a meeting held on November 4, 2005 (the "November Meeting"): the Investment Advisers' profitability; the qualifications of the Investment Advisers and their affiliates to provide services to the Portfolios; and policies adopted by the Investment Advisers regarding brokerage, trade allocations and other matters.

  In connection with both the November Meeting and the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Trustees' consideration of the Advisory Agreement, and at those meetings the Trustees also considered the Investment Advisers' oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Advisers present.

  In evaluating the Advisory Agreement at the November Meeting and the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Advisers, their services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Advisers' investment management services. These materials included:
  (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark performance indices; (ii) general investment outlooks in the markets in which the Portfolios invest;
  (iii) compliance reports; and (iv) expenses borne by the Portfolios.

  Specifically in connection with the Trustees' approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios' investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. ("Lipper"), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Advisers to certain of the Investment Advisers' other accounts; (v) the scope and depth of the Investment Advisers' resources; (vi) the Investment Advisers' staffing for the Portfolios and the experience of the portfolio managers; (vii) the Investment Advisers' financial resources and their ability to attract and retain portfolio management talent; (viii) the fees paid by the Portfolios to the Investment Advisers and their affiliates for services, and the expenses incurred by them in connection with the provision of those services; (ix) the benefits received by the Investment Advisers and their affiliates from their relationships with the Portfolios; and
  (x) potential economies of scale at various Portfolio asset levels. In addition, the Trustees considered the Investment Advisers' willingness to meet outside of Board meetings with representatives of the Board of Trustees in preparation for the Annual Contract Meeting and to provide information requested by the Trustees.

  In connection with their approval of the Advisory Agreement for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Advisers. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolios by the Investment Advisers and their affiliates. These services include services as the Portfolios' custodian, transfer agent, co-administrator and securities lending agent. The Trustees also considered that many of the Portfolios' shareholders had other client relationships with The Northern Trust Company. The Trustees concluded that the Investment Advisers were both able to commit, and had

FIXED INCOME PORTFOLIOS 46 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



  committed, substantial financial and other resources to the operations of the Portfolios and were able to provide quality services to the Portfolios. The Trustees also believed that the Investment Advisers had made significant commitments to address regulatory compliance requirements applicable to the Portfolios and the Investment Advisers, and had continued to develop an internal audit program with respect to the Portfolios.

  The Trustees also considered the investment performance of the Portfolios. In this regard, the Trustees considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other SEC-registered funds and to rankings and ratings issued by third parties. For Portfolios that had been in existence for the applicable periods, this information on the Portfolios' investment performance was provided, if applicable, for one, two, three, four, five and ten years. In addition, the Trustees considered the Portfolios' investment performance relative to their respective performance benchmarks and in light of the objectives and credit parameters applicable to the Portfolios, as well as the investor base the Portfolios are intended to serve. In addition, the Trustees reviewed the consistency of the Investment Advisers' investment approach for the Portfolios.

  Based on the information provided, the Trustees believed that the investment performance of the Portfolios was, in general, competitive in light of the factors mentioned above, including the Portfolios' investment policies and the nature of their shareholder base. In reaching this conclusion, the Trustees also reviewed, among other things, the relative performance of the respective Portfolios as compared to the mutual fund categories established by third parties, and their benchmarks for different time periods. They also noted again the potential impact of the relative risk parameters of the different Portfolios. For example, the U.S. Government Securities Portfolio did not invest in any corporate debt. The Trustees concluded that the Investment Advisers were devoting appropriate resources in their efforts to provide favorable investment results for the Portfolios.

  The Trustees also considered the Portfolios' contractual advisory fee rates; the Portfolios' total operating expense ratios; the Investment Advisers' voluntary fee waivers with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the respective Portfolios. In addition, the Trustees considered the fees paid by the Portfolios to the Investment Advisers and their affiliates for custodial, transfer agency, co-administration (including contractual reimbursements made by the affiliate performing co-administration services) and securities lending services, and reviewed information as to whether the Investment Advisers had passed, and were likely to continue to pass, benefits from their economies of scale to shareholders. In this regard, the Trustees considered the Investment Advisers' view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios' advisory fees are set and through the Investment Advisers' voluntary fee waivers and their affiliate's contractual expense reimbursements that limit the expense caps for the Portfolios to specific levels. In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Advisers relating to the costs of the services provided by the Investment Advisers and their affiliates and the profits realized by them; and information comparing the fee rates charged by the Investment Advisers (which do not include fee breakpoints) with the fee rates charged by other, unaffiliated investment managers to their clients. The Trustees also considered the reductions in the contractual advisory fee rates for the Portfolios that were approved in prior years.

  Information on the services rendered by the Investment Advisers to the Portfolios, and the Portfolios' total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Advisers and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios' fee rates and total operating expense ratios were prepared by Lipper. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios. Information was also provided on the fee rates charged by the Investment Advisers to private accounts managed by them. In addition, the Trustees noted the Investment Advisers' voluntary undertaking to waive fees to limit the Portfolios' total expense ratios to specified levels.

  After deliberation, the Trustees concluded at the Annual Contract Meeting with respect to all of the Portfolios, that the fees paid by Portfolios were reasonable in light of the services provided by the Investment Advisers, their costs and the Portfolios' current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 47 FIXED INCOME PORTFOLIOS

---------------------------------------------------------
    FIXED INCOME PORTFOLIOS
----
       FOR MORE INFORMATION



  PORTFOLIO HOLDINGS
  Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q will be available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

  PROXY VOTING
  A description of Northern Institutional Funds' Proxy Voting Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Institutional Funds' Web site at northerninstitutionalfunds.com or the SEC's Web site at sec.gov or by calling the Northern Institutional Funds Center at 800/637-1380.

FIXED INCOME PORTFOLIOS 48 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

               ----------------------------------------------------------------
                                                              EQUITY PORTFOLIOS
                                                                           ----
       TABLE OF CONTENTS



The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Portfolio management strategies from those currently expected to be employed.

Northern Fund Distributors, LLC, not affiliated with Northern Trust, 301 Bellevue Parkway, Wilmington, DE 19809

                               NOT FDIC INSURED
--------------------------------------------------------------------------------
                       May lose value/No bank guarantee


  2 STATEMENTS OF ASSETS AND LIABILITIES

  4 STATEMENTS OF OPERATIONS

  6 STATEMENTS OF CHANGES IN NET ASSETS

  8 FINANCIAL HIGHLIGHTS

 21 SCHEDULES OF INVESTMENTS

    21  INTERNATIONAL GROWTH PORTFOLIO

    23  INTERNATIONAL EQUITY INDEX PORTFOLIO

    38  SMALL COMPANY GROWTH PORTFOLIO

    41  SMALL COMPANY INDEX PORTFOLIO

    67  MID CAP GROWTH PORTFOLIO

    70  FOCUSED GROWTH PORTFOLIO

    72  DIVERSIFIED GROWTH PORTFOLIO

    74  EQUITY INDEX PORTFOLIO

    82  BALANCED PORTFOLIO

 88 NOTES TO THE FINANCIAL STATEMENTS

 96 FUND EXPENSES

 98 TRUSTEES AND OFFICERS

    98  APPROVAL OF ADVISORY AGREEMENT

104 FOR MORE INFORMATION

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES

                                                                            SMALL     SMALL
                                              INTERNATIONAL INTERNATIONAL  COMPANY   COMPANY
                                                 GROWTH     EQUITY INDEX   GROWTH     INDEX
Amounts in thousands, except per share data     PORTFOLIO     PORTFOLIO   PORTFOLIO PORTFOLIO
-------------------------------------------   ------------- ------------- --------- ---------
ASSETS:
Investments, at cost.........................   $188,425      $111,561    $  4,894  $ 92,611
Investments, at value /(1)/..................   $210,179      $127,488    $  5,042  $111,346
Cash.........................................         --            23           1        --
Foreign currencies, at fair value (Cost:
  $11,393, $1,751)...........................     11,356         1,799          --        --
Interest income receivable...................          1             3          --         7
Dividend income receivable...................        512           374           1        39
Receivable for foreign tax withheld..........        154            97          --        --
Receivable for securities sold...............         56         2,291          25       116
Receivable for variation margin on futures
  contracts..................................         --             4          --        31
Receivable for fund shares sold..............        337            51          --         6
Receivable from affiliated administrator.....          5            15          10        15
Unrealized gain on forward foreign currency
  exchange contracts.........................         --           225          --        --
Prepaid and other assets.....................         14            18           5         8
Total Assets.................................    222,614       132,388       5,084   111,568
                                                --------      --------    --------  --------
LIABILITIES:
Cash overdraft...............................         --            --          --         3
Unrealized loss on forward foreign currency
  exchange contracts.........................         --           201          --        --
Payable upon return of securities loaned.....     30,933        14,658       1,576    37,473
Payable for securities purchased.............      2,568           301          25       158
Payable for when-issued securities purchased.         --            --          --        --
Payable for fund shares redeemed.............         19           219          --       218
Payable to affiliates:
   Investment advisory fees..................        133            26           2        13
   Co-administration fees....................         25            15          --         6
   Custody and accounting fees...............         13            --          12        16
   Transfer agent fees.......................          2             1          --         1
Accrued other liabilities....................         18             9          13        10
Total Liabilities............................     33,711        15,430       1,628    37,898
                                                --------      --------    --------  --------
Net Assets...................................   $188,903      $116,958    $  3,456  $ 73,670
                                                --------      --------    --------  --------
ANALYSIS OF NET ASSETS:
Capital stock................................   $166,327      $ 92,433    $ 21,300  $ 90,427
Undistributed net investment income..........        753         1,438           4       452
Accumulated undistributed net realized gain
  (loss).....................................         88         7,088     (17,996)  (35,856)
Net unrealized appreciation..................     21,735        15,999         148    18,647
Net Assets...................................   $188,903      $116,958    $  3,456  $ 73,670
                                                --------      --------    --------  --------
Net Assets:
   Class A...................................   $188,403      $116,874    $  3,438  $ 73,377
   Class C...................................         --            --          --        --
   Class D...................................        500            84          18       293
Total Shares Outstanding (no par value),
  Unlimited Shares Authorized:
   Class A...................................     16,178         8,373         344     4,592
   Class C...................................         --            --          --        --
   Class D...................................         43             6           2        19
Net Asset Value, Redemption and Offering
  Price Per Share:
   Class A...................................   $  11.65      $  13.96    $  10.01  $  15.98
   Class C...................................         --            --          --        --
   Class D...................................      11.67         13.57        9.85     15.77

(1) Amounts include value of securities loaned of $29,497, $14,083, $1,612, $36,862, $1,264, $4,833, $1,624, $86,408 and $19,249, respectively.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 2  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                               MID CAP   FOCUSED  DIVERSIFIED  EQUITY
                                               GROWTH    GROWTH     GROWTH      INDEX   BALANCED
Amounts in thousands, except per share data   PORTFOLIO PORTFOLIO  PORTFOLIO  PORTFOLIO PORTFOLIO
-------------------------------------------   --------- --------- ----------- --------- ---------
ASSETS:
Investments, at cost.........................  $13,274  $ 90,581    $31,791   $689,806  $135,956
Investments, at value /(1)/..................  $13,491  $ 94,332    $33,991   $832,308  $140,220
Cash.........................................        1         1         --         --     2,106
Foreign currencies, at fair value (Cost:
  $11,393, $ 1,751)..........................       --        --         --         --        --
Interest income receivable...................       --         1         --          2       363
Dividend income receivable...................        7       118         54      1,594       143
Receivable for foreign tax withheld..........       --        --         --         --        --
Receivable for securities sold...............      165     1,724      1,235        113     4,865
Receivable for variation margin on futures
  contracts..................................       --        --         --         64        --
Receivable for fund shares sold..............       15       100         63         87       138
Receivable from affiliated administrator.....       10         9          8         26         9
Unrealized gain on forward foreign currency
  exchange contracts.........................       --        --         --         --        --
Prepaid and other assets.....................        5         6         16         19        13
Total Assets.................................   13,694    96,291     35,367    834,213   147,857
                                               -------  --------    -------   --------  --------
LIABILITIES:
Cash overdraft...............................       --        --         --          3        --
Unrealized loss on forward foreign currency
  exchange contracts.........................       --        --         --         --        --
Payable upon return of securities loaned.....      972     2,855      1,189     78,785    18,095
Payable for securities purchased.............       --       296      1,235         62     3,342
Payable for when-issued securities purchased.       --        --         --         --     1,880
Payable for fund shares redeemed.............       --     2,200          3        437       129
Payable to affiliates:
   Investment advisory fees..................        9        62         19         65        53
   Co-administration fees....................        1         8          3         65        11
   Custody and accounting fees...............       --         5         --         19         2
   Transfer agent fees.......................        1         1         --         10         1
Accrued other liabilities....................       14        49         10        103       926
Total Liabilities............................      997     5,476      2,459     79,549    24,439
                                               -------  --------    -------   --------  --------
Net Assets...................................  $12,697  $ 90,815    $32,908   $754,664  $123,418
                                               -------  --------    -------   --------  --------
ANALYSIS OF NET ASSETS:
Capital stock................................  $16,320  $125,644    $28,769   $622,942  $116,242
Undistributed net investment income..........        8       208        131        625       111
Accumulated undistributed net realized gain
  (loss).....................................   (3,848)  (38,788)     1,808    (11,361)    2,801
Net unrealized appreciation..................      217     3,751      2,200    142,458     4,264
Net Assets...................................  $12,697  $ 90,815    $32,908   $754,664  $123,418
Net Assets:
   Class A...................................  $ 7,471  $ 90,613    $32,720   $722,919  $118,919
   Class C...................................    5,079        52         --     24,179     4,231
   Class D...................................      147       150        188      7,566       268
Total Shares Outstanding (no par value),
  Unlimited Shares Authorized:
   Class A...................................      646     7,382      4,415     46,444    10,004
   Class C...................................      445         4         --      1,561       356
   Class D...................................       13        13         26        489        23
Net Asset Value, Redemption and Offering
  Price Per Share:
   Class A...................................  $ 11.56  $  12.28    $  7.41   $  15.57  $  11.89
   Class C...................................    11.42     11.97         --      15.49     11.88
   Class D...................................    11.32     11.70       7.10      15.47     11.80

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 EQUITY PORTFOLIOS

EQUITY PORTFOLIO

STATEMENTS OF OPERATIONS

                                                                              SMALL     SMALL
                                            INTERNATIONAL   INTERNATIONAL    COMPANY   COMPANY
                                               GROWTH       EQUITY INDEX     GROWTH     INDEX
Amounts in thousands                          PORTFOLIO       PORTFOLIO     PORTFOLIO PORTFOLIO
--------------------                        -------------   -------------   --------- ---------
INVESTMENT INCOME:
Dividend income............................    $ 2,483/(1)/    $ 1,896/(2)/  $   24    $  399
Interest income............................          7              64            3        44
Net income from securities loaned..........         21              14            3        51
   Total Investment Income.................      2,511           1,974           30       494
                                               -------         -------       ------    ------
EXPENSES:
Investment advisory fees...................        833             156           29        72
Co-administration fees.....................        139              94            3        36
Custody and accounting fees................         95              57           16        55
Transfer agent fees........................         10               6           --         4
Registration fees..........................         14              16           19        14
Printing fees..............................          4               4            4         4
Professional fees..........................          4               4            5         4
Shareholder servicing fees.................          1              --           --        --
Trustee fees and expenses..................          3               3            3         3
Other......................................         11               9            6         5
                                               -------         -------       ------    ------
Total Expenses:                                  1,114             349           85       197
   Less voluntary waivers of investment
     advisory fees.........................        (92)             --           (4)       --
   Less expenses reimbursed by
     administrator.........................        (34)            (89)         (52)      (85)
   Less custodian credits..................         --              --           --        --
   Net Expenses............................        988             260           29       112
                                               -------         -------       ------    ------
Net Investment Income......................      1,523           1,714            1       382
                                               -------         -------       ------    ------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
   Investments.............................     20,647           8,286        1,621     4,010
   Futures contracts.......................         --             258           --       328
   Foreign currency transactions...........        450             (94)          --        --
Net change in unrealized appreciation
  (depreciation) on:
   Investments.............................      1,308           6,840         (783)     (155)
   Futures contracts.......................         --            (106)          --      (171)
   Foreign currency transactions and
     forward foreign currency exchange
     contracts.............................         (4)            211           --        --
   Translation of other assets and
     liabilities denominated in foreign
     currencies............................         (7)             82           --        --
   Net Gains (Losses) on Investments and
     Foreign Currency......................     22,394          15,477          838     4,012
                                               -------         -------       ------    ------
Net Increase (Decrease) in Net Assets
  Resulting from Operations................    $23,917         $17,191       $  839    $4,394
                                               -------         -------       ------    ------

(1) Net of $315 in non-reclaimable foreign withholding taxes.

(2) Net of $217 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 4  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)

                                               MID CAP     FOCUSED    DIVERSIFIED     EQUITY
                                               GROWTH      GROWTH       GROWTH         INDEX    BALANCED
Amounts in thousands                          PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO  PORTFOLIO
--------------------                          --------- ---------     -----------    --------- ---------
INVESTMENT INCOME:
Dividend income..............................  $    88  $    603/(3)/   $   265/(4)/ $  7,259   $   652/(3)/
Interest income..............................       14        70             17           203     1,008
Net income from securities loaned............        1         3              1            28        15
   Total Investment Income...................      103       676            283         7,490     1,675
                                               -------  --------        -------      --------   -------
EXPENSES:
Investment advisory fees.....................       86       457            137           649       386
Co-administration fees.......................       10        54             18           389        64
Custody and accounting fees..................       16        19             14            72        20
Transfer agent fees..........................        4         6              2            57         9
Registration fees............................       19        14             14            17        14
Printing fees................................        4         4              4            12         4
Professional fees............................        4         4              4            12         4
Shareholder servicing fees...................        4         1             --            31         3
Trustee fees and expenses....................        3         3              3            10         3
Other........................................        6        10              6            13         6
                                               -------  --------        -------      --------   -------
Total Expenses:..............................      156       572            202         1,262       513
Less voluntary waivers of investment
  advisory fees..............................      (10)      (54)           (18)         (260)      (64)
Less expenses reimbursed by administrator....      (51)      (46)           (44)         (136)      (48)
Less custodian credits.......................       --        (4)            --            --        (3)
Net Expenses.................................       95       468            140           866       398
                                               -------  --------        -------      --------   -------
Net Investment Income........................        8       208            143         6,624     1,277
                                               -------  --------        -------      --------   -------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
   Investments...............................    3,307    10,774          2,389        28,319     4,825
   Futures contracts.........................       --        --             --           577        --
   Foreign currency transactions.............       --        --             --            --        --
Net change in unrealized appreciation
  (depreciation) on:
   Investments...............................   (2,684)  (11,779)        (2,641)      (15,113)   (6,761)
   Futures contracts.........................       --        --             --          (539)       --
   Foreign currency transactions and forward
     foreign currency exchange contracts.....       --        --             --            --        --
   Translation of other assets and
     liabilities denominated in foreign
     currencies..............................       --        --             --            --        --
   Net Gains (Losses) on Investments and
     Foreign Currency........................      623    (1,005)          (252)       13,244    (1,936)
                                               -------  --------        -------      --------   -------
Net Increase (Decrease) in Net Assets
  Resulting from Operations..................  $   631  $   (797)       $  (109)     $ 19,868   $  (659)
                                               -------  --------        -------      --------   -------

(3) Net of $1 in non-reclaimable foreign withholding taxes.

(4) Net of $2 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     INTERNATIONAL
                                                 INTERNATIONAL       EQUITY INDEX       SMALL COMPANY
                                               GROWTH PORTFOLIO        PORTFOLIO      GROWTH PORTFOLIO
                                              ------------------  ------------------  ----------------
Amounts in thousands                            2006      2005      2006      2005      2006     2005
--------------------                          --------  --------  --------  --------  -------  -------
OPERATIONS:
Net investment income (loss)................. $  1,523  $  2,696  $  1,714  $  2,119  $     1  $   (47)
Net realized gains...........................   21,097    21,269     8,450    20,974    1,621    1,842
Net change in unrealized appreciation
  (depreciation).............................    1,297    (5,973)    7,027   (13,064)    (783)    (801)
   Net Increase (Decrease) in Net Assets
     Resulting from Operations...............   23,917    17,992    17,191    10,029      839      994
                                              --------  --------  --------  --------  -------  -------
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets
  resulting from Class A share transactions..   (3,273)   (8,678)  (10,902)   28,256   (4,600)  (4,576)
Net increase (decrease) in net assets
  resulting from Class C share transactions..       --        --        --        --       --       --
Net increase (decrease) in net assets
  resulting from Class D share transactions..      (43)       66         4       (69)      (3)      (9)
   Net Increase (Decrease) in Net Assets
     Resulting from Capital Share
     Transactions............................   (3,316)   (8,612)  (10,898)   28,187   (4,603)  (4,585)
                                              --------  --------  --------  --------  -------  -------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income...................   (2,096)   (1,997)   (2,217)   (1,637)      --       --
From net realized gains......................       --        --    (2,796)       --       --       --
   Total Distributions to Class A
     shareholders............................   (2,096)   (1,997)   (5,013)   (1,637)      --       --
                                              --------  --------  --------  --------  -------  -------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income...................       --        --        --        --       --       --
From net realized gains......................       --        --        --        --       --       --
   Total Distributions to Class C
     shareholders............................       --        --        --        --       --       --
                                              --------  --------  --------  --------  -------  -------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income...................       (4)       (3)       (1)       (2)      --       --
From net realized gains......................       --        --        (2)       --       --       --
   Total Distributions to Class D
     shareholders............................       (4)       (3)       (3)       (2)      --       --
                                              --------  --------  --------  --------  -------  -------
Total Increase (Decrease) in Net Assets......   18,501     7,380     1,277    36,577   (3,764)  (3,591)
NET ASSETS:
Beginning of period..........................  170,402   163,022   115,681    79,104    7,220   10,811
End of period................................ $188,903  $170,402  $116,958  $115,681  $ 3,456  $ 7,220
                                              --------  --------  --------  --------  -------  -------
Undistributed Net Investment Income.......... $    753  $  1,330  $  1,438  $  1,942  $     4  $     3

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 6  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
                                         OR FISCAL YEAR ENDED NOVEMBER 30, 2005

                                                              SMALL            MID CAP             FOCUSED
                                                          COMPANY INDEX         GROWTH             GROWTH
                                                            PORTFOLIO         PORTFOLIO           PORTFOLIO
                                                        ----------------  -----------------  ------------------
Amounts in thousands                                      2006     2005     2006      2005     2006      2005
--------------------                                    -------  -------  --------  -------  --------  --------
OPERATIONS:
Net investment income (loss)........................... $   382  $   791  $      8  $  (116) $    208  $    432
Net realized gains.....................................   4,338    8,966     3,307    3,650    10,774    17,793
Net change in unrealized appreciation (depreciation)...    (326)  (4,511)   (2,684)    (940)  (11,779)   (6,381)
   Net Increase (Decrease) in Net Assets Resulting
     from Operations...................................   4,394    5,246       631    2,594      (797)   11,844
                                                        -------  -------  --------  -------  --------  --------
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from
  Class A share transactions...........................  (3,657)  (8,808)  (10,134)  (9,284)  (59,078)  (42,324)
Net increase (decrease) in net assets resulting from
  Class C share transactions...........................      --       --      (244)     740    (7,801)   (9,014)
Net increase (decrease) in net assets resulting from
  Class D share transactions...........................    (101)      32         2     (338)      (82)   (1,163)
   Net Increase (Decrease) in Net Assets Resulting
     from Capital Share Transactions...................  (3,758)  (8,776)  (10,376)  (8,882)  (66,961)  (52,501)
                                                        -------  -------  --------  -------  --------  --------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income.............................    (752)    (499)       --       --      (430)   (1,015)
From net realized gains................................      --       --        --       --        --        --
   Total Distributions to Class A shareholders.........    (752)    (499)       --       --      (430)   (1,015)
                                                        -------  -------  --------  -------  --------  --------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income.............................      --       --        --       --        --       (53)
From net realized gains................................      --       --        --       --        --        --
   Total Distributions to Class C shareholders.........      --       --        --       --        --       (53)
                                                        -------  -------  --------  -------  --------  --------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income.............................      (3)      (2)       --       --        (1)       (3)
From net realized gains................................      --       --        --       --        --        --
   Total Distributions to Class D shareholders.........      (3)      (2)       --       --        (1)       (3)
                                                        -------  -------  --------  -------  --------  --------
Total Increase (Decrease) in Net Assets................    (119)  (4,031)   (9,745)  (6,288)  (68,189)  (41,728)
NET ASSETS:
Beginning of period....................................  73,789   77,820    22,442   28,730   159,004   200,732
End of period.......................................... $73,670  $73,789  $ 12,697  $22,442  $ 90,815  $159,004
                                                        -------  -------  --------  -------  --------  --------
Undistributed Net Investment Income.................... $   452  $   825  $      8  $    --  $    208  $    431
                                                        -------  -------  --------  -------  --------  --------

                                                           DIVERSIFIED           EQUITY
                                                              GROWTH              INDEX             BALANCED
                                                            PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                        -----------------  ------------------  ------------------
Amounts in thousands                                      2006     2005      2006      2005      2006      2005
--------------------                                    -------  --------  --------  --------  --------  --------
OPERATIONS:
Net investment income (loss)........................... $   143  $    251  $  6,624  $ 12,850  $  1,277  $  2,551
Net realized gains.....................................   2,389     3,651    28,896    20,821     4,825     4,221
Net change in unrealized appreciation (depreciation)...  (2,641)      (23)  (15,652)   28,226    (6,761)    2,434
   Net Increase (Decrease) in Net Assets Resulting
     from Operations...................................    (109)    3,879    19,868    61,897      (659)    9,206
                                                        -------  --------  --------  --------  --------  --------
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from
  Class A share transactions...........................  (1,499)  (10,349)   (9,459)   15,465    (3,751)   (3,508)
Net increase (decrease) in net assets resulting from
  Class C share transactions...........................      --        --      (225)  (15,098)      (26)     (669)
Net increase (decrease) in net assets resulting from
  Class D share transactions...........................      69      (404)   (2,632)   (2,537)       32      (243)
   Net Increase (Decrease) in Net Assets Resulting
     from Capital Share Transactions...................  (1,430)  (10,753)  (12,316)   (2,170)   (3,745)   (4,420)
                                                        -------  --------  --------  --------  --------  --------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
From net investment income.............................    (263)     (325)   (6,368)  (12,162)   (1,223)   (2,461)
From net realized gains................................  (3,567)       --   (26,996)   (9,193)   (5,645)   (1,047)
   Total Distributions to Class A shareholders.........  (3,830)     (325)  (33,364)  (21,355)   (6,868)   (3,508)
                                                        -------  --------  --------  --------  --------  --------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
From net investment income.............................      --        --      (185)     (355)      (39)      (82)
From net realized gains................................      --        --      (906)     (316)     (195)      (41)
   Total Distributions to Class C shareholders.........      --        --    (1,091)     (671)     (234)     (123)
                                                        -------  --------  --------  --------  --------  --------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:
From net investment income.............................      --        (2)      (65)     (137)       (2)       (4)
From net realized gains................................     (13)       --      (379)     (159)      (12)       (4)
   Total Distributions to Class D shareholders.........     (13)       (2)     (444)     (296)      (14)       (8)
                                                        -------  --------  --------  --------  --------  --------
Total Increase (Decrease) in Net Assets................  (5,382)   (7,201)  (27,347)   37,405   (11,520)    1,147
NET ASSETS:
Beginning of period....................................  38,290    45,491   782,011   744,606   134,938   133,791
End of period.......................................... $32,908  $ 38,290  $754,664  $782,011  $123,418  $134,938
                                                        -------  --------  --------  --------  --------  --------
Undistributed Net Investment Income.................... $   131  $    251  $    625  $    619  $    111  $     98
                                                        -------  --------  --------  --------  --------  --------

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHTS

INTERNATIONAL GROWTH PORTFOLIO

                                                                         CLASS A
                                         ---------------------------------------------------------------------
Selected per share data                       2006           2005        2004    2003/(5)/    2002       2001
-----------------------                  --------       --------       --------  --------  --------   --------
Net Asset Value, Beginning of Period.... $  10.31       $   9.44       $   7.78  $   6.33  $   7.23   $  11.22
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income...................     0.09           0.16           0.08      0.07      0.07       0.09
Net realized and unrealized gains
  (losses)..............................     1.38           0.82           1.63      1.43     (0.93)     (2.31)
   Total from Investment Operations.....     1.47           0.98           1.71      1.50     (0.86)     (2.22)
                                         --------       --------       --------  --------  --------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income/(1)/......    (0.13)         (0.11)         (0.05)    (0.05)    (0.04)     (0.25)
   From net realized gains..............       --             --             --        --        --      (1.52)
       Total Distributions Paid.........    (0.13)         (0.11)         (0.05)    (0.05)    (0.04)     (1.77)
                                         --------       --------       --------  --------  --------   --------
Net Asset Value, End of Period.......... $  11.65       $  10.31       $   9.44  $   7.78  $   6.33   $   7.23
                                         --------       --------       --------  --------  --------   --------
Total Return /(2)/......................    14.23%         10.54%         22.14%    24.05%   (12.01)%   (23.51)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period. $188,403       $169,921       $162,643  $134,636  $124,966   $123,520
Ratio to average net assets of:/(3)/
   Expenses, net of waivers and
     reimbursements.....................     1.07%/(4)/     1.07%/(4)/     1.06%     1.06%     1.06%      1.06%
   Expenses, before waivers and
     reimbursements.....................     1.20%          1.21%          1.21%     1.21%     1.24%      1.33%
   Net investment income, net of
     waivers and reimbursements.........     1.64%          1.57%          0.92%     1.01%     0.87%      0.39%
   Net investment income, before
     waivers and reimbursements.........     1.51%          1.43%          0.77%     0.86%     0.69%      0.12%
Portfolio Turnover Rate.................    51.16%         85.60%         93.81%    87.13%   215.34%    237.21%

                                                                         CLASS D
                                         ---------------------------------------------------------------------
Selected per share data                       2006           2005        2004    2003/(5)/    2002    2001/(6)/
-----------------------                  --------       --------       --------  --------  --------   --------
Net Asset Value, Beginning of Period     $  10.32       $   9.43       $   7.77  $   6.30  $   7.22   $   8.00
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income...................     0.09           0.09           0.07      0.01      0.05         --
Net realized and unrealized gains
  (losses)..............................     1.35           0.87           1.60      1.47     (0.94)     (0.78)
   Total from Investment Operations.....     1.44           0.96           1.67      1.48     (0.89)     (0.78)
                                         --------       --------       --------  --------  --------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income /(1)/.....    (0.09)         (0.07)         (0.01)    (0.01)    (0.03)        --
       Total Distributions Paid.........    (0.09)         (0.07)         (0.01)    (0.01)    (0.03)        --
                                         --------       --------       --------  --------  --------   --------
Net Asset Value, End of Period.......... $  11.67       $  10.32       $   9.43  $   7.77  $   6.30   $   7.22
                                         --------       --------       --------  --------  --------   --------
Total Return /(2)/......................    14.00%         10.22%         21.48%    23.54%   (12.39)%    (9.75)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period. $    500       $    481       $    379  $    303  $  1,352   $  1,817
Ratio to average net assets of:/(3)/
   Expenses, net of waivers and
     reimbursements.....................     1.46%/(4)/     1.46%/(4)/     1.45%     1.45%     1.45%      1.45%
   Expenses, before waivers and
     reimbursements.....................     1.59%          1.60%          1.60%     1.60%     1.63%      1.72%
   Net investment income, net of
     waivers and reimbursements.........     1.25%          1.18%          0.53%     0.62%     0.48%      0.00%
   Net investment income (loss), before
     waivers and reimbursements              1.12%          1.04%          0.38%     0.47%     0.30%     (0.27)%
Portfolio Turnover Rate.................    51.16%         85.60%         93.81%    87.13%   215.34%    237.21%

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(3) Annualized for periods less than one year.

(4) Expense ratios, net of waivers and reimbursements, for the periods would have been 1.06% and 1.45% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowing against a line of credit.

(5) Financial highlights for the year ended were calculated using the average shares outstanding method.

(6) Shares were reintroduced on June 15, 2001.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 8  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,

INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                                              CLASS A
                                              -----------------------------------------------------------------
Selected per share data                            2006        2005/(5)/    2004/(5)/   2003   2002/(5)/     2001
-----------------------                       --------       --------       --------  -------  --------  -------
Net Asset Value, Beginning of Period......... $  12.61       $  11.41       $  9.48   $  7.77  $  9.00   $ 11.40
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................     0.20           0.27          0.28      0.24     0.13      0.12
Net realized and unrealized gains (losses)...     1.69           1.13          2.01      1.60    (1.26)    (2.24)
   Total from Investment Operations..........     1.89           1.40          2.29      1.84    (1.13)    (2.12)
                                              --------       --------       -------   -------  -------   -------
LESS DISTRIBUTIONS PAID:
   From net investment income /(1)/..........    (0.24)         (0.20)        (0.36)    (0.13)   (0.08)    (0.13)
   From net realized gains...................    (0.30)            --            --        --    (0.02)    (0.15)
       Total Distributions Paid..............    (0.54)         (0.20)        (0.36)    (0.13)   (0.10)    (0.28)
                                              --------       --------       -------   -------  -------   -------
Net Asset Value, End of Period                $  13.96       $  12.61       $ 11.41   $  9.48  $  7.77   $  9.00
                                              --------       --------       -------   -------  -------   -------
Total Return /(2)/                               15.45%         12.45%        24.96%    24.22%  (12.71)%  (19.10)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period...... $116,874       $115,608       $78,968   $59,240  $80,939   $89,005
Ratio to average net assets of: /(3)/
   Expenses, net of waivers and
     reimbursements..........................     0.42%/(4)/     0.46%/(6)/    0.51%     0.51%    0.51%     0.55%/(7)/
   Expenses, before waivers and
     reimbursements..........................     0.56%          0.65%         0.73%     0.70%    0.74%     0.94%
   Net investment income, net of waivers and
     reimbursements..........................     2.74%          2.29%         1.92%     2.14%    1.57%     1.16%
   Net investment income, before waivers and
     reimbursements..........................     2.60%          2.10%         1.70%     1.95%    1.34%     0.77%
Portfolio Turnover Rate......................    25.15%        110.54%         9.80%    54.71%   32.10%    24.92%

                                                                              CLASS D
                                              -----------------------------------------------------------------
Selected per share data                            2006        2005/(5)/    2004/(5)/   2003   2002/(5)/     2001
-----------------------                       --------       --------       --------  -------  --------  -------
Net Asset Value, Beginning of Period......... $  12.26       $  11.12       $  9.26   $  7.66  $  8.80   $ 11.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................     0.18           0.18          0.24      0.12     0.06      0.07
Net realized and unrealized gains (losses)...     1.62           1.12          1.95      1.60    (1.14)    (2.27)
   Total from Investment Operations..........     1.80           1.30          2.19      1.72    (1.08)    (2.20)
                                              --------       --------       -------   -------  -------   -------
LESS DISTRIBUTIONS PAID:
   From net investment income /(1)/..........    (0.19)         (0.16)        (0.33)    (0.12)   (0.04)    (0.08)
   From net realized gains...................    (0.30)            --            --        --    (0.02)    (0.15)
       Total Distributions Paid..............    (0.49)         (0.16)        (0.33)    (0.12)   (0.06)    (0.23)
                                              --------       --------       -------   -------  -------   -------
Net Asset Value, End of Period............... $  13.57       $  12.26       $ 11.12   $  9.26  $  7.66   $  8.80
                                              --------       --------       -------   -------  -------   -------
Total Return /(2)/                               15.14%         11.85%        24.38%    22.98%  (12.37)%  (20.01)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period...... $     84       $     73       $   136   $    84  $    70   $    10
Ratio to average net assets of: /(3)/
   Expenses, net of waivers and
     reimbursements..........................     0.81%/(4)/     0.85%/(6)/    0.90%     0.90%    0.90%     0.94%/(7)/
   Expenses, before waivers and
     reimbursements..........................     0.95%          1.04%         1.12%     1.09%    1.13%     1.33%
   Net investment income, net of waivers and
     reimbursements..........................     2.35%          1.90%         1.53%     1.75%    1.18%     0.77%
   Net investment income, before waivers and
     reimbursements..........................     2.21%          1.71%         1.31%     1.56%    0.95%     0.38%
Portfolio Turnover Rate......................    25.15%        110.54%         9.80%    54.71%   32.10%    24.92%

(1) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.

(2) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(3) Annualized for periods less than one year.

(4) Expense ratios, net of waivers and reimbursements, for the period would have been 0.41% and 0.80% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

(5) Financial highlights for the years ended were calculated using the average shares outstanding method.

(6) Effective 3/1/05, the expense cap decreased from 0.51% to 0.41% and from 0.90% to 0.80% for Class A and Class D, respectively. Expense ratios, net of waivers and reimbursements, for the year would have been 0.44% and 0.83% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

(7) Expense ratios, net of waivers and reimbursements, for the year would have been 0.51% and 0.90% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 EQUITY PORTFOLIOS

EQUITY PORTFOLIO

SMALL COMPANY GROWTH PORTFOLIO

                                                                                  CLASS A
                                              -------------------------------------------------------------------------
Selected per share data                           2006       2005 /(4)/    2004 /(4)/      2003    2002 /(4)(5)/     2001
-----------------------                       -------       ---------     ---------      -------   ------------  -------
Net Asset Value, Beginning of Period......... $  9.13        $ 8.15        $  8.17       $  6.19     $  7.51     $  9.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).................    0.01         (0.05)         (0.05)        (0.05)      (0.04)      (0.03)
Net realized and unrealized gains (losses)...    0.87          1.03           0.03          2.03       (1.28)      (1.88)
   Total from Investment Operations..........    0.88          0.98          (0.02)         1.98       (1.32)      (1.91)
                                              -------        ------        -------       -------     -------     -------
LESS DISTRIBUTIONS PAID:
   From net investment income................      --            --             --            --          --          --
       Total Distributions Paid..............      --            --             --            --          --          --
                                              -------        ------        -------       -------     -------     -------
Net Asset Value, End of Period............... $ 10.01        $ 9.13        $  8.15       $  8.17     $  6.19     $  7.51
                                              -------        ------        -------       -------     -------     -------
Total Return /(1)/...........................    9.64%        12.02%         (0.25)%       31.99%     (17.57)%    (20.28)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period...... $ 3,438        $7,200        $10,785       $33,608     $29,211     $35,253
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements..........................    0.92%/(3)/    0.92%/(3)/     0.92%/(3)/    0.91%       0.91%       0.92%/(3)/
   Expenses, before waivers and
     reimbursements..........................    2.76%         2.12%          1.57%         1.35%       1.33%       1.63%
   Net investment income (loss), net of
     waivers and reimbursements..............    0.06%        (0.54)%        (0.34)%       (0.61)%     (0.66)%     (0.44)%
   Net investment loss, before waivers and
     reimbursements..........................   (1.78)%       (1.74)%        (0.99)%       (1.05)%     (1.08)%     (1.15)%
Portfolio Turnover Rate......................  144.25%        85.43%        286.92%       263.21%     306.37%     499.84%

                                                                           CLASS D
                                              ---------------------------------------------------------------
Selected per share data                           2006       2005/(4)/     2004 /(4)/      2003    2002 /(4)(6)/
-----------------------                       -------       --------      ---------      -------   ------------
Net Asset Value, Beginning of Period......... $  9.00        $ 8.06        $  8.11       $  6.17     $  7.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss..........................   (0.02)        (0.08)         (0.07)        (0.07)      (0.07)
Net realized and unrealized gains (losses)...    0.87          1.02           0.02          2.01       (0.99)
   Total from Investment Operations..........    0.85          0.94          (0.05)         1.94       (1.06)
                                              -------        ------        -------       -------     -------
Net Asset Value, End of Period............... $  9.85        $ 9.00        $  8.06       $  8.11     $  6.17
                                              -------        ------        -------       -------     -------
Total Return /(1)/...........................    9.44%        11.66%         (0.62)%       31.44%     (14.66)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period...... $    18        $   20        $    26       $    56     $    29
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements..........................    1.31%/(3)/    1.31%/(3)/     1.31%/(3)/    1.30%       1.30%
   Expenses, before waivers and
     reimbursements..........................    3.15%         2.51%          1.96%         1.74%       1.72%
   Net investment loss, net of waivers and
     reimbursements..........................   (0.33)%       (0.93)%        (0.73)%       (1.00)%     (1.05)%
   Net investment loss, before waivers and
     reimbursements..........................   (2.17)%       (2.13)%        (1.38)%       (1.44)%     (1.47)%
Portfolio Turnover Rate......................  144.25%        85.43%        286.92%       263.21%     306.37%

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) Expense ratios, net of waivers and reimbursements, for the periods would have been 0.91% and 1.30% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

(4) Financial highlights for the periods ended were calculated using the average shares outstanding method.

(5) Distributions from net investment income were less than $0.01 per share.

(6) For the period June 13, 2002 (commencement of operations) through November 30, 2002.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 10  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                     SIX MONTHS ENDED MAY 31 , 2006 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,

SMALL COMPANY INDEX PORTFOLIO

                                                                       CLASS A
                                              --------------------------------------------------------
Selected per share data                         2006     2005   2004 /(3)/ 2003/(3)/ 2002 /(3)/   2001
-----------------------                       -------  -------  ---------  --------  ---------  ---------
Net Asset Value, Beginning of Period......... $ 15.12  $ 14.08   $ 12.17   $  9.04   $  10.23   $  11.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................    0.10     0.18      0.12      0.10       0.10       0.12
Net realized and unrealized gains (losses)...    0.93     0.95      1.95      3.12      (1.18)      0.40
   Total from Investment Operations..........    1.03     1.13      2.07      3.22      (1.08)      0.52
                                              -------  -------   -------   -------   --------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income................   (0.17)   (0.09)    (0.16)    (0.09)     (0.11)     (0.14)
   From net realized gains...................      --       --        --        --         --      (1.53)
       Total Distributions Paid..............   (0.17)   (0.09)    (0.16)    (0.09)     (0.11)     (1.67)
                                              -------  -------   -------   -------   --------   --------
Net Asset Value, End of Period............... $ 15.98  $ 15.12   $ 14.08   $ 12.17   $   9.04   $  10.23
                                              -------  -------   -------   -------   --------   --------
Total Return /(1)/...........................    6.89%    8.08%    17.23%    36.11%    (10.71)%     4.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period...... $73,377  $73,416   $77,506   $74,400   $165,559   $317,330
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements..........................    0.31%    0.31%     0.31%     0.31%      0.31%      0.31%
   Expenses, before waivers and
     reimbursements..........................    0.55%    0.55%     0.59%     0.64%      0.59%      0.63%
   Net investment income, net of waivers and
     reimbursements..........................    1.07%    1.11%     0.96%     1.12%      1.07%      1.30%
   Net investment income, before waivers and
     reimbursements..........................    0.83%    0.87%     0.68%     0.79%      0.79%      0.98%
Portfolio Turnover Rate......................   14.11%   33.95%    23.36%    24.61%     30.29%     39.63%

                                                                       CLASS D
                                              --------------------------------------------------------
Selected per share data                         2006     2005   2004 /(3)/ 2003/(3)/ 2002 /(3)/ 2001 /(3)/
-----------------------                       -------  -------  ---------  --------  ---------  ---------
Net Asset Value, Beginning of Period......... $ 14.89  $ 13.87   $ 11.98   $  8.92   $  10.07   $  11.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................    0.03     0.10      0.07      0.06       0.05       0.22
Net realized and unrealized gains (losses)...    0.96     0.97      1.95      3.07      (1.13)      0.23
   Total from Investment Operations..........    0.99     1.07      2.02      3.13      (1.08)      0.45
                                              -------  -------   -------   -------   --------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income................   (0.11)   (0.05)    (0.13)    (0.07)     (0.07)     (0.05)
   From net realized gains...................      --       --        --        --         --      (1.53)
       Total Distributions Paid..............   (0.11)   (0.05)    (0.13)    (0.07)     (0.07)     (1.58)
                                              -------  -------   -------   -------   --------   --------
Net Asset Value, End of Period............... $ 15.77  $ 14.89   $ 13.87   $ 11.98   $   8.92   $  10.07
                                              -------  -------   -------   -------   --------   --------
Total Return /(1)/...........................    6.71%    7.71%    17.00%    35.40%    (10.87)%     4.18%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period...... $   293  $   373   $   314   $   135   $     93   $     62
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements..........................    0.70%    0.70%     0.70%     0.70%      0.70%      0.70%
   Expenses, before waivers and
     reimbursements..........................    0.94%    0.94%     0.98%     1.03%      0.98%      1.02%
   Net investment income, net of waivers and
     reimbursements..........................    0.68%    0.72%     0.57%     0.73%      0.68%      0.91%
   Net investment income, before waivers and
     reimbursements..........................    0.44%    0.48%     0.29%     0.40%      0.40%      0.59%
Portfolio Turnover Rate......................   14.11%   33.95%    23.36%    24.61%     30.29%     39.63%

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) Financial highlights for the years ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

MID CAP GROWTH PORTFOLIO

                                                                                CLASS A
                                              ----------------------------------------------------------------------
Selected per share data                         2006     2005 /(3)/    2004 /(3)/ 2003 /(3)/  2002 /(3)/        2001
-----------------------                       -------   ---------      ---------  ---------  ---------      ---------
Net Asset Value, Beginning of Period......... $ 11.54    $ 10.41        $  9.96    $  7.94    $  8.96        $ 10.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).................      --      (0.06)         (0.05)     (0.05)     (0.05)         (0.04)
Net realized and unrealized gains (losses)...    0.02       1.19           0.50       2.07      (0.97)         (1.33)
   Total from Investment Operations..........    0.02       1.13           0.45       2.02      (1.02)         (1.37)
                                              -------    -------        -------    -------    -------        -------
Net Asset Value, End of Period............... $ 11.56    $ 11.54        $ 10.41    $  9.96    $  7.94        $  8.96
                                              -------    -------        -------    -------    -------        -------
Total Return /(1)/...........................    0.26%     10.85%          4.52%     25.44%    (11.38)%       (13.26)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period...... $ 7,471    $16,998        $24,204    $27,536    $26,288        $34,083
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements..........................    0.91%      0.92%/(4)/     0.91%      0.91%      0.93%/(4)/     0.94%/(4)/
   Expenses, before waivers and
     reimbursements..........................    1.54%      1.39%          1.36%      1.30%      1.29%          1.59%
   Net investment income (loss), net of
     waivers and reimbursements..............    0.16%     (0.41)%        (0.54)%    (0.57)%    (0.54)%        (0.49)%
   Net investment loss, before waivers and
     reimbursements..........................   (0.47)%    (0.88)%        (0.99)%    (0.96)%    (0.90)%        (1.14)%
Portfolio Turnover Rate......................  108.59%     98.76%        150.69%    236.64%    153.80%        220.85%

                                                                                CLASS C
                                              ----------------------------------------------------------------------
Selected per share data                         2006     2005 /(3)/    2004 /(3)/ 2003 /(3)/  2002 /(3)/     2001 /(5)/
-----------------------                       -------   ---------      ---------  ---------  ---------      ---------
Net Asset Value, Beginning of Period......... $ 11.41    $ 10.32        $  9.90    $  7.90    $  8.94        $  8.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss..........................   (0.01)     (0.06)         (0.08)     (0.07)     (0.07)         (0.02)
Net realized and unrealized gains (losses)...    0.02       1.15           0.50       2.07      (0.97)          0.37
   Total from Investment Operations..........    0.01       1.09           0.42       2.00      (1.04)          0.35
                                              -------    -------        -------    -------    -------        -------
Net Asset Value, End of Period............... $ 11.42    $ 11.41        $ 10.32    $  9.90    $  7.90        $  8.94
                                              -------    -------        -------    -------    -------        -------
Total Return /(1)/...........................    0.09%     10.56%          4.24%     25.32%    (11.63)%         4.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period...... $ 5,079    $ 5,300        $ 4,083    $ 3,186    $ 1,146        $   946
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements..........................    1.15%      1.16%/(4)/     1.15%      1.15%      1.17%/(4)/     1.18%/(4)/
   Expenses, before waivers and
     reimbursements..........................    1.78%      1.63%          1.60%      1.54%      1.53%          1.83%
   Net investment loss, net of waivers and
     reimbursements..........................   (0.08)%    (0.65)%        (0.78)%    (0.81)%    (0.78)%        (0.73)%
   Net investment loss, before waivers and
     reimbursements..........................   (0.71)%    (1.12)%        (1.23)%    (1.20)%    (1.14)%        (1.38)%
Portfolio Turnover Rate......................  108.59%     98.76%        150.69%    236.64%    153.80%        220.85%

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) Financial highlights for the years ended were calculated using the average shares outstanding method.

(4) Expense ratios, net of waivers and reimbursements, for the periods would have been 0.91% and 1.15% for Class A and Class C, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

(5) For the period April 4, 2001 (commencement of operations) through November 30, 2001.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 12  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,

MID CAP GROWTH PORTFOLIO

                                                                                CLASS D
                                              ---------------------------------------------------------------------
Selected per share data                         2006     2005 /(3)/   2004 /(3)/ 2003 /(3)/  2002 /(3)/     2001 /(5)/
-----------------------                       -------   ---------     ---------  ---------  ---------      ---------
Net Asset Value, Beginning of Period......... $ 11.32    $10.25        $  9.85    $  7.88    $  8.93        $ 11.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss..........................   (0.01)    (0.10)         (0.09)     (0.08)     (0.08)         (0.07)
Net realized and unrealized gains (losses)...    0.01      1.17           0.49       2.05      (0.97)         (2.06)
   Total from Investment Operations..........      --      1.07           0.40       1.97      (1.05)         (2.13)
                                              -------    ------        -------    -------    -------        -------
Net Asset Value, End of Period............... $ 11.32    $11.32        $ 10.25    $  9.85    $  7.88        $  8.93
                                              -------    ------        -------    -------    -------        -------
Total Return /(1)/...........................    0.00%    10.44%          4.06%     25.00%    (11.76)%       (19.26)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period...... $   147    $  144        $   443    $   264    $   195        $   136
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements..........................    1.30%     1.31%/(4)/     1.30%      1.30%      1.32%/(4)/     1.33%/(6)/
   Expenses, before waivers and
     reimbursements..........................    1.93%     1.78%          1.75%      1.69%      1.68%          1.98%
   Net investment loss, net of waivers and
     reimbursements..........................   (0.23)%   (0.80)%        (0.93)%    (0.96)%    (0.93)%        (0.88)%
   Net investment loss, before waivers and
     reimbursements..........................   (0.86)%   (1.27)%        (1.38)%    (1.35)%    (1.29)%        (1.53)%
Portfolio Turnover Rate......................  108.59%    98.76%        150.69%    236.64%    153.80%        220.85%

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) Financial highlights for the years ended were calculated using the average shares outstanding method.

(4) Expense ratios, net of waivers and reimbursements, for the years would have been 1.30% for Class D, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

(5) For the period January 29, 2001 (commencement of operations) through November 30, 2001.

(6) Expense ratios, net of waivers and reimbursements, for the period would have been 1.32% for Class D, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FOCUSED GROWTH PORTFOLIO

                                                                            C LASS A
                                              -------------------------------------------------------------------
Selected per share data                        2006 /(3)/    2005 /(3)/   2004    2003 /(3)/  2002 /(3)/    2001
-----------------------                       ---------      ---------  --------  ----------  ---------  --------
Net Asset Value, Beginning of Period.........  $ 12.46       $  11.67   $  11.23   $  10.26   $  12.72   $  17.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).................     0.02           0.04       0.06         --      (0.02)      0.02
Net realized and unrealized gains (losses)...    (0.16)          0.81       0.38       0.97      (2.44)     (3.33)
   Total from Investment Operations..........    (0.14)          0.85       0.44       0.97      (2.46)     (3.31)
                                               -------       --------   --------   --------   --------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income................    (0.04)         (0.06)        --         --         --         --
   From net realized gains...................       --             --         --         --         --      (1.65)
       Total Distributions Paid..............    (0.04)         (0.06)        --         --         --      (1.65)
                                               -------       --------   --------   --------   --------   --------
Net Asset Value, End of Period...............  $ 12.28       $  12.46   $  11.67   $  11.23   $  10.26   $  12.72
                                               -------       --------   --------   --------   --------   --------
Total Return /(1)/...........................    (1.16)%         7.35%      3.92%      9.45%    (19.34)%   (20.92)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period......  $90,613       $150,994   $183,444   $210,064   $202,117   $247,114
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements..........................     0.87%/(4)/     0.86%      0.86%      0.86%      0.88%      0.91%
   Expenses, before waivers and
     reimbursements..........................     1.06%          1.01%      1.01%      1.00%      1.09%      1.27%
   Net investment income (loss), net of
     waivers and reimbursements..............     0.39%          0.26%      0.52%     (0.03)%    (0.17)%    (0.07)%
   Net investment income (loss), before
     waivers and reimbursements..............     0.20%          0.11%      0.37%     (0.17)%    (0.38)%    (0.43)%
Portfolio Turnover Rate......................    76.52%        178.43%    189.01%    202.69%    148.40%    122.09%

                                                                             CLASS C
                                              -------------------------------------------------------------------
Selected per share data                        2006 /(3)/    2005 /(3)/   2004    2 003 /(3)/ 2002 /(3)/    2001
-----------------------                       ---------      ---------  --------  ----------  ---------  --------
Net Asset Value, Beginning of Period.........  $ 12.23       $  11.45   $  11.05   $  10.12   $  12.57   $  17.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).................       --             --       0.03         --      (0.05)     (0.02)
Net realized and unrealized gains (losses)...    (0.22)          0.82       0.37       0.93      (2.40)     (3.29)
   Total from Investment Operations..........    (0.22)          0.82       0.40       0.93      (2.45)     (3.31)
                                               -------       --------   --------   --------   --------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income................    (0.04)         (0.04)        --         --         --         --
   From net realized gains...................       --             --         --         --         --      (1.65)
       Total Distributions Paid..............    (0.04)         (0.04)        --         --         --      (1.65)
                                               -------       --------   --------   --------   --------   --------
Net Asset Value, End of Period...............  $ 11.97       $  12.23   $  11.45   $  11.05   $  10.12   $  12.57
                                               -------       --------   --------   --------   --------   --------
Total Return /(1)/...........................    (1.84)%         7.16%      3.62%      9.30%    (19.57)%   (21.11)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period......  $    52       $  7,779   $ 15,926   $ 16,153   $  7,247   $  9,030
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements..........................     1.11%/(4)/     1.10%      1.10%      1.10%      1.12%      1.15%
   Expenses, before waivers and
     reimbursements..........................     1.30%          1.25%      1.25%      1.24%      1.33%      1.51%
   Net investment income (loss), net of
     waivers and reimbursements..............     0.15%          0.02%      0.28%     (0.27)%    (0.41)%    (0.31)%
   Net investment income (loss), before
     waivers and reimbursements..............    (0.04)%        (0.13)%     0.13%     (0.41)%    (0.62)%    (0.67)%
Portfolio Turnover Rate......................    76.52%        178.43%    189.01%    202.69%    148.40%    122.09%

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.

(4) Expense ratios, net of waivers and reimbursements, for the period would have been 0.86% and 1.10% for Class A and Class C, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 14  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,

FOCUSED GROWTH PORTFOLIO

                                                                           CLASS D
                                              ----------------------------------------------------------------
Selected per share data                        2006/(3)/    2005 /(3)/   2004    2003 /(3)/ 2002 /(3)/   2001
-----------------------                       --------      ---------  -------   ---------  ---------  -------
Net Asset Value, Beginning of Period.........  $11.90        $ 11.15   $ 10.78    $  9.89    $ 12.30   $ 17.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss).................      --          (0.02)     0.01      (0.01)     (0.06)     0.06
Net realized and unrealized gains (losses)...   (0.16)          0.79      0.36       0.90      (2.35)    (3.31)
   Total from Investment Operations..........   (0.16)          0.77      0.37       0.89      (2.41)    (3.25)
                                               ------        -------   -------    -------    -------   -------
LESS DISTRIBUTIONS PAID:
   From net investment income................   (0.04)         (0.02)       --         --         --        --
   From net realized gains...................      --             --        --         --         --     (1.65)
       Total Distributions Paid..............   (0.04)         (0.02)       --         --         --     (1.65)
                                               ------        -------   -------    -------    -------   -------
Net Asset Value, End of Period...............  $11.70        $ 11.90   $ 11.15    $ 10.78    $  9.89   $ 12.30
                                               ------        -------   -------    -------    -------   -------
Total Return /(1)/...........................   (1.39)%         6.95%     3.43%      9.11%    (19.67)%  (21.18)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period......  $  150        $   231   $ 1,362    $ 1,800    $   984   $   597
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements..........................    1.26%/(4)/     1.25%     1.25%      1.25%      1.27%     1.30%
   Expenses, before waivers and
     reimbursements..........................    1.45%          1.40%     1.40%      1.39%      1.48%     1.66%
   Net investment income (loss), net of
     waivers and reimbursements..............    0.00%         (0.13)%    0.13%     (0.42)%    (0.56)%   (0.46)%
   Net investment loss, before waivers and
     reimbursements..........................   (0.19)%        (0.28)%   (0.02)%    (0.56)%    (0.77)%   (0.82)%
Portfolio Turnover Rate......................   76.52%        178.43%   189.01%    202.69%    148.40%   122.09%

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.

(4) Expense ratio, net of waivers and reimbursements, for the period would have been 1.25%, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

           NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15  EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

DIVERSIFIED GROWTH PORTFOLIO

                                                                                CLASS A
                                              -------------------------------------------------------------------------
Selected per share data                       2006 /(3)/  2005 /(3)/        2004        2003        2002          2001
-----------------------                       ---------  ---------      -------       -------   ---------      --------
Net Asset Value, Beginning of Period.........  $  8.30    $  7.58       $  7.09       $  6.17    $  7.52       $  15.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................     0.03       0.05          0.06          0.04       0.04           0.03
Net realized and unrealized gains (losses)...    (0.07)      0.73          0.47          0.91      (1.36)         (1.52)
   Total from Investment Operations..........    (0.04)      0.78          0.53          0.95      (1.32)         (1.49)
                                               -------    -------       -------       -------    -------       --------
LESS DISTRIBUTIONS PAID:
   From net investment income................    (0.06)     (0.06)        (0.04)        (0.03)     (0.03)         (0.01)
   From net realized gains...................    (0.79)        --            --            --         --          (6.34)
       Total Distributions Paid..............    (0.85)     (0.06)        (0.04)        (0.03)     (0.03)         (6.35)
                                               -------    -------       -------       -------    -------       --------
Net Asset Value, End of Period...............  $  7.41    $  8.30       $  7.58       $  7.09    $  6.17       $   7.52
                                               -------    -------       -------       -------    -------       --------
Total Return /(1)/...........................    (0.75)%    10.33%         7.47%        15.58%    (17.62)%       (16.52)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period......  $32,720    $38,154       $44,967       $59,580    $66,371       $102,133
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements..........................     0.76%      0.77%/(4)/    0.77%/(4)/    0.76%      0.73%/(5)/     0.66%
   Expenses, before waivers and
     reimbursements..........................     1.11%      1.08%         1.03%         0.97%      0.97%          1.00%
   Net investment income, net of waivers and
     reimbursements..........................     0.79%      0.64%         0.64%         0.53%      0.49%          0.41%
   Net investment income, before waivers and
     reimbursements..........................     0.44%      0.33%         0.38%         0.32%      0.25%          0.07%
Portfolio Turnover Rate......................    56.37%     49.34%       102.83%       104.96%     55.31%         55.76%

                                                                                CLASS D
                                              -------------------------------------------------------------------------
Selected per share data                       2006 /(3)/  2005 /(3)/        2004        2003     2002 /(6)/       2001
-----------------------                       ---------  ---------      -------       -------   ---------      --------
Net Asset Value, Beginning of Period.........  $  7.95    $  7.27       $  6.81       $  5.93    $  7.23       $  15.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................     0.02       0.01          0.04            --       0.03           0.12
Net realized and unrealized gains (losses)...    (0.07)      0.70          0.43          0.89      (1.33)         (1.57)
   Total from Investment Operations..........    (0.05)      0.71          0.47          0.89      (1.30)         (1.45)
                                               -------    -------       -------       -------    -------       --------
LESS DISTRIBUTIONS PAID:
   From net investment income................    (0.01)     (0.03)        (0.01)        (0.01)        --             --
   From net realized gains...................    (0.79)        --            --            --         --          (6.34)
       Total Distributions Paid..............    (0.80)     (0.03)        (0.01)        (0.01)        --          (6.34)
                                               -------    -------       -------       -------    -------       --------
Net Asset Value, End of Period...............  $  7.10    $  7.95       $  7.27       $  6.81    $  5.93       $   7.23
                                               -------    -------       -------       -------    -------       --------
Total Return /(1)/...........................    (0.92)%     9.82%         6.99%        15.07%    (17.98)%       (16.69)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period......  $   188    $   136       $   524       $   448    $   397       $    442
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements..........................     1.15%      1.16%/(4)/    1.16%/(4)/    1.15%      1.12%/(5)/     1.05%
   Expenses, before waivers and
     reimbursements..........................     1.50%      1.47%         1.42%         1.36%      1.36%          1.39%
   Net investment income, net of waivers and
     reimbursements..........................     0.40%      0.25%         0.25%         0.14%      0.10%          0.02%
   Net investment income (loss), before
     waivers and reimbursements..............     0.05%     (0.06)%       (0.01)%       (0.07)%    (0.14)%        (0.32)%
Portfolio Turnover Rate......................    56.37%     49.34%       102.83%       104.96%     55.31%         55.76%

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.

(4) Expense ratios, net of waivers and reimbursements, for the years would have been 0.76% and 1.15% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

(5) Expense ratios, net of waivers and reimbursements, for the year would have been 0.72% and 1.11% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

(6) Distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,

EQUITY INDEX PORTFOLIO

                                                                         CLASS A
                                              -----------------------------------------------------------
Selected per share data                       2006 /(3)/ 2005 /(3)/ 2004 /(3)/ 2003 /(3)/    2002       2001
-----------------------                       ---------  ---------  ---------  ---------  --------   --------
Net Asset Value, Beginning of Period......... $  15.89   $  15.11   $  13.66   $  12.36   $  15.57   $  21.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................     0.13       0.26       0.26       0.19       0.18       0.20
Net realized and unrealized gains (losses)...     0.27       0.97       1.46       1.57      (2.68)     (2.39)
   Total from Investment Operations..........     0.40       1.23       1.72       1.76      (2.50)     (2.19)
                                              --------   --------   --------   --------   --------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income................    (0.14)     (0.25)     (0.26)     (0.24)     (0.19)     (0.20)
   From net realized gains...................    (0.58)     (0.20)     (0.01)     (0.22)     (0.52)     (3.62)
       Total Distributions Paid..............    (0.72)     (0.45)     (0.27)     (0.46)     (0.71)     (3.82)
                                              --------   --------   --------   --------   --------   --------
Net Asset Value, End of Period............... $  15.57   $  15.89   $  15.11   $  13.66   $  12.36   $  15.57
                                              --------   --------   --------   --------   --------   --------
Total Return /(1)/...........................     2.52%      8.28%     12.66%     14.78%    (16.69)%   (12.19)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period...... $722,919   $746,734   $693,670   $637,603   $797,850   $905,174
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements..........................     0.21%      0.21%      0.21%      0.21%      0.21%      0.21%
   Expenses, before waivers and
     reimbursements..........................     0.31%      0.34%      0.34%      0.35%      0.37%      0.45%
   Net investment income, net of waivers and
     reimbursements..........................     1.72%      1.70%      1.82%      1.59%      1.34%      1.19%
   Net investment income, before waivers and
     reimbursements..........................     1.62%      1.57%      1.69%      1.45%      1.18%      0.95%
Portfolio Turnover Rate......................     8.75%     18.74%     11.93%     16.04%     26.53%     14.30%

                                                                         CLASS C
                                              -----------------------------------------------------------
Selected per share data                       2006 /(3)/ 2005 /(3)/ 2004 /(3)/ 2003 /(3)/    2002       2001
-----------------------                       ---------  ---------  ---------  ---------  --------   --------
Net Asset Value, Beginning of Period......... $  15.82   $  15.05   $  13.60   $  12.31   $  15.51   $  21.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................     0.10       0.22       0.24       0.16       0.14       0.17
Net realized and unrealized gains (losses)...     0.27       0.97       1.44       1.56      (2.66)     (2.40)
   Total from Investment Operations..........     0.37       1.19       1.68       1.72      (2.52)     (2.23)
                                              --------   --------   --------   --------   --------   --------
LESS DISTRIBUTIONS PAID:
   From net investment income................    (0.12)     (0.22)     (0.22)     (0.21)     (0.16)     (0.16)
   From net realized gains...................    (0.58)     (0.20)     (0.01)     (0.22)     (0.52)     (3.62)
       Total Distributions Paid..............    (0.70)     (0.42)     (0.23)     (0.43)     (0.68)     (3.78)
                                              --------   --------   --------   --------   --------   --------
Net Asset Value, End of Period............... $  15.49   $  15.82   $  15.05   $  13.60   $  12.31   $  15.51
                                              --------   --------   --------   --------   --------   --------
Total Return /(1)/...........................     2.35%      8.00%     12.36%     14.56%    (16.89)%   (12.43)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period...... $ 24,179   $ 24,892   $ 38,536   $ 27,885   $ 47,325   $ 70,494
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements..........................     0.45%      0.45%      0.45%      0.45%      0.45%      0.45%
   Expenses, before waivers and
     reimbursements..........................     0.55%      0.58%      0.58%      0.59%      0.61%      0.69%
   Net investment income, net of waivers and
     reimbursements..........................     1.48%      1.46%      1.58%      1.35%      1.10%      0.95%
   Net investment income, before waivers and
     reimbursements..........................     1.38%      1.33%      1.45%      1.21%      0.94%      0.71%
Portfolio Turnover Rate......................     8.75%     18.74%     11.93%     16.04%     26.53%     14.30%

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

EQUITY INDEX PORTFOLIO

                                                                        CLASS D
                                              ---------------------------------------------------------
Selected per share data                       2006 /(3)/ 2005 /(3)/ 2004 /(3)/ 2003 /(3)/   2002      2001
-----------------------                       ---------  ---------  ---------  ---------  -------   -------
Net Asset Value, Beginning of Period.........  $15.79     $ 15.02    $ 13.59    $12.30    $ 15.51   $ 21.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................    0.09        0.20       0.21      0.15       0.14      0.13
Net realized and unrealized gains (losses)...    0.27        0.96       1.44      1.55      (2.69)    (2.34)
   Total from Investment Operations..........    0.36        1.16       1.65      1.70      (2.55)    (2.21)
                                               ------     -------    -------    ------    -------   -------
LESS DISTRIBUTIONS PAID:
   From net investment income................   (0.10)      (0.19)     (0.21)    (0.19)     (0.14)    (0.14)
   From net realized gains...................   (0.58)      (0.20)     (0.01)    (0.22)     (0.52)    (3.62)
       Total Distributions Paid..............   (0.68)      (0.39)     (0.22)    (0.41)     (0.66)    (3.76)
                                               ------     -------    -------    ------    -------   -------
Net Asset Value, End of Period...............  $15.47     $ 15.79    $ 15.02    $13.59    $ 12.30   $ 15.51
                                               ------     -------    -------    ------    -------   -------
Total Return /(1)/...........................    2.33%       7.84%     12.16%    14.37%    (17.05)%  (12.36)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period......  $7,566     $10,385    $12,400    $7,569    $ 5,397   $ 6,105
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements..........................    0.60%       0.60%      0.60%     0.60%      0.60%     0.60%
   Expenses, before waivers and
     reimbursements..........................    0.70%       0.73%      0.73%     0.74%      0.76%     0.84%
   Net investment income, net of waivers and
     reimbursements..........................    1.33%       1.31%      1.43%     1.20%      0.95%     0.80%
   Net investment income, before waivers and
     reimbursements..........................    1.23%       1.18%      1.30%     1.06%      0.79%     0.56%
Portfolio Turnover Rate......................    8.75%      18.74%     11.93%    16.04%     26.53%    14.30%

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) Financial highlights for the periods ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 18  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                      SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,

BALANCED PORTFOLIO

                                                                         CLASS A
                                              -----------------------------------------------------------
Selected per share data                          2006      2005    2004 /(3)/ 2003 /(3)/ 2002 /(4)/   2001
-----------------------                       --------   --------  ---------  ---------  ---------  -------
Net Asset Value, Beginning of Period......... $  12.63   $  12.11  $  11.70   $  10.65    $ 11.76   $ 13.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................     0.12       0.23      0.19       0.18       0.24      0.35
Net realized and unrealized gains (losses)...    (0.19)      0.62      0.41       1.05      (1.08)    (0.86)
   Total from Investment Operations..........    (0.07)      0.85      0.60       1.23      (0.84)    (0.51)
                                              --------   --------  --------   --------    -------   -------
LESS DISTRIBUTIONS PAID:
   From net investment income................    (0.12)     (0.23)    (0.19)     (0.18)     (0.27)    (0.37)
   From net realized gains...................    (0.55)     (0.10)       --         --         --     (1.05)
       Total Distributions Paid..............    (0.67)     (0.33)    (0.19)     (0.18)     (0.27)    (1.42)
                                              --------   --------  --------   --------    -------   -------
Net Asset Value, End of Period............... $  11.89   $  12.63  $  12.11   $  11.70    $ 10.65   $ 11.76
                                              --------   --------  --------   --------    -------   -------
Total Return /(1)/...........................    (0.57)%     7.14%     5.14%     11.69%     (7.26)%   (4.11)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period...... $118,919   $130,166  $128,318   $129,674    $88,438   $97,121
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements..........................     0.61%      0.61%     0.61%      0.61%      0.61%     0.61%
   Expenses, before waivers and
     reimbursements..........................     0.79%      0.78%     0.78%      0.79%      0.86%     1.01%
   Net investment income, net of waivers and
     reimbursements..........................     2.00%      1.90%     1.63%      1.61%      2.21%     3.02%
   Net investment income, before waivers and
     reimbursements..........................     1.82%      1.73%     1.46%      1.43%      1.96%     2.62%
Portfolio Turnover Rate......................   103.01%    119.58%   133.25%    147.53%    133.42%   110.80%

                                                                         CLASS C
                                              -----------------------------------------------------------
                                                 2006      2005    2004 /(3)/ 2003 /(3)/ 2002 /(4)/   2001
Selected per share data                       --------   --------  ---------  ---------  ---------  -------
Net Asset Value, Beginning of Period......... $  12.63   $  12.11  $  11.70   $  10.64    $ 11.76   $ 13.69
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................     0.11       0.21      0.17       0.16       0.21      0.33
Net realized and unrealized gains (losses)...    (0.20)      0.61      0.40       1.05      (1.09)    (0.86)
   Total from Investment Operations..........    (0.09)      0.82      0.57       1.21      (0.88)    (0.53)
                                              --------   --------  --------   --------    -------   -------
LESS DISTRIBUTIONS PAID:
   From net investment income................    (0.11)     (0.20)    (0.16)     (0.15)     (0.24)    (0.35)
   From net realized gains...................    (0.55)     (0.10)       --         --         --     (1.05)
       Total Distributions Paid..............    (0.66)     (0.30)    (0.16)     (0.15)     (0.24)    (1.40)
                                              --------   --------  --------   --------    -------   -------
Net Asset Value, End of Period............... $  11.88   $  12.63  $  12.11   $  11.70    $ 10.64   $ 11.76
                                              --------   --------  --------   --------    -------   -------
Total Return /(1)/...........................    (0.70)%     6.80%     4.90%     11.54%     (7.56)%   (4.33)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period...... $  4,231   $  4,518  $  4,987   $  1,098    $   860   $   905
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements..........................     0.85%      0.85%     0.85%      0.85%      0.85%     0.85%
   Expenses, before waivers and
     reimbursements..........................     1.03%      1.02%     1.02%      1.03%      1.10%     1.25%
   Net investment income, net of waivers and
     reimbursements..........................     1.76%      1.66%     1.39%      1.37%      1.97%     2.78%
   Net investment income, before waivers and
     reimbursements..........................     1.58%      1.49%     1.22%      1.19%      1.72%     2.38%
Portfolio Turnover Rate......................   103.01%    119.58%   133.25%    147.53%    133.42%   110.80%

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) Financial highlights for the years ended were calculated using the average shares outstanding method.

(4) As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 19 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

FINANCIAL HIGHLIGHT (continued)     SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
                                           OR FISCAL YEARS ENDED NOVEMBER 30,

BALANCED PORTFOLIO

                                                                        CLASS D
                                              ---------------------------------------------------------
Selected per share data                         2006      2005   2004 /(3)/ 2003 /(3)/ 2002 /(4)/   2001
-----------------------                       -------   -------  ---------  ---------  ---------  -------
Net Asset Value, Beginning of Period......... $ 12.54   $ 12.03   $ 11.62    $ 10.58    $ 11.69   $ 13.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income........................    0.10      0.20      0.15       0.13       0.19      0.37
Net realized and unrealized gains (losses)...   (0.19)     0.59      0.40       1.05      (1.08)    (0.92)
   Total from Investment Operations..........   (0.09)     0.79      0.55       1.18      (0.89)    (0.55)
                                              -------   -------   -------    -------    -------   -------
LESS DISTRIBUTIONS PAID:
   From net investment income................   (0.10)    (0.18)    (0.14)     (0.14)     (0.22)    (0.32)
   From net realized gains...................   (0.55)    (0.10)       --         --         --     (1.05)
       Total Distributions Paid..............   (0.65)    (0.28)    (0.14)     (0.14)     (0.22)    (1.37)
                                              -------   -------   -------    -------    -------   -------
Net Asset Value, End of Period............... $ 11.80   $ 12.54   $ 12.03    $ 11.62    $ 10.58   $ 11.69
                                              -------   -------   -------    -------    -------   -------
Total Return /(1)/...........................   (0.77)%    6.65%     4.79%     11.24%     (7.66)%   (4.44)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period...... $   268   $   254   $   486    $   333    $   317   $   257
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
     reimbursements..........................    1.00%     1.00%     1.00%      1.00%      1.00%     1.00%
   Expenses, before waivers and
     reimbursements..........................    1.18%     1.17%     1.17%      1.18%      1.25%     1.40%
   Net investment income, net of waivers and
     reimbursements..........................    1.61%     1.51%     1.24%      1.22%      1.82%     2.63%
   Net investment income, before waivers and
     reimbursements..........................    1.43%     1.34%     1.07%      1.04%      1.57%     2.23%
Portfolio Turnover Rate......................  103.01%   119.58%   133.25%    147.53%    133.42%   110.80%

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.

(2) Annualized for periods less than one year.

(3) Financial highlights for the years ended were calculated using the average shares outstanding method.

(4) As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 20  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                              EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                               MAY 31 , 2006 (UNAUDITED)
INTERNATIONAL GROWTH PORTFOLIO

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- -------
COMMON STOCKS - 94.7%
Australia - 2.8%
   Cochlear Ltd. +..........................................    36,448 $ 1,349
   Macquarie Bank Ltd. +....................................    48,961   2,357
   Orica Ltd. +.............................................    87,283   1,541
                                                                       -------
                                                                         5,247
                                                                       -------
China - 0.0%
   Bank of China Ltd. *.....................................   144,000      55
                                                                       -------
Finland - 2.0%
   Nokia OYJ................................................   171,300   3,668
                                                                       -------
France - 10.5%
   Accor S.A. +.............................................    44,546   2,612
   Alstom RGPT * +..........................................    39,976   3,394
   AXA S.A..................................................   111,143   3,860
   Societe Generale +.......................................    25,028   3,855
   Technip S.A. +...........................................    46,167   2,751
   Veolia Environment.......................................    59,849   3,317
                                                                       -------
                                                                        19,789
                                                                       -------
Germany - 8.0%
   Adidas-Salomon A.G. +....................................    14,581   2,892
   Fresenius Medical Care A.G. & Co. KGaA...................    23,956   2,684
   GEA Group A.G............................................   112,979   1,969
   Hochtief A.G. +..........................................    24,382   1,434
   SAP A.G..................................................    14,304   3,004
   ThyssenKrupp A.G.........................................    92,157   3,159
                                                                       -------
                                                                        15,142
                                                                       -------
Greece - 1.2%
   EFG Eurobank Ergasias S.A................................     5,355     153
   National Bank of Greece S.A..............................    52,849   2,183
                                                                       -------
                                                                         2,336
                                                                       -------
Italy - 5.4%
   Banche Popolari Unite Scrl +.............................   109,361   2,727
   ENI S.p.A................................................   112,540   3,388
   UniCredito Italiano S.p.A................................   545,268   4,158
                                                                       -------
                                                                        10,273
                                                                       -------
Japan - 17.4%
   Chugai Pharmaceutical Co. Ltd. +.........................   123,500   2,656
   Fanuc Ltd................................................    34,400   3,036
   Fuji Television Network, Inc.............................     1,104   2,462
   Keyence Corp.............................................     6,930   1,762
   Kubota Corp..............................................   338,000   3,115
   Millea Holdings, Inc.....................................       173   3,029
   Mizuho Financial Group, Inc..............................       450   3,627
   Nippon Telegraph & Telephone Corp........................       294   1,434
   Seven & I Holdings Co. Ltd...............................    57,800   1,988
   Shiseido Co. Ltd.........................................   161,000   2,861
   Sony Corp................................................    70,900   3,157
   Toyota Motor Corp........................................    70,600   3,720
                                                                       -------
                                                                        32,847
                                                                       -------
Netherlands - 3.2%
   Qiagen N.V. * +..........................................   137,790   1,935
   Royal Dutch Shell PLC, Class B...........................   119,061   4,084
                                                                       -------
                                                                         6,019
                                                                       -------
Singapore - 1.1%
   CapitaLand Ltd...........................................   796,000   2,067
                                                                       -------
Spain - 2.0%
   Banco Santander Central Hispano S.A......................   262,845   3,796
                                                                       -------
Sweden - 2.6%
   Assa Abloy AB, Class B...................................   138,909   2,460
   Telefonaktiebolaget LM Ericsson, Class B.................   758,000   2,422
                                                                       -------
                                                                         4,882
                                                                       -------
Switzerland - 14.1%
   Julius Baer Holding A.G. (Registered)....................    34,585   3,051
   Logitech International S.A. (Registered) * +.............    57,625   2,332
   Nestle S.A. (Registered).................................     9,596   2,863
   Novartis A.G. (Registered)...............................    71,439   3,961
   Roche Holding A.G. (Genusschein).........................    18,275   2,845
   Schindler Holding A.G....................................    46,784   2,448
   Syngenta A.G. (Regsistered) *............................     9,966   1,370
   Synthes, Inc.............................................    11,630   1,424
   UBS A.G. (Registered)....................................    45,636   5,161
   Xstrata PLC..............................................    29,161   1,162
                                                                       -------
                                                                        26,617
                                                                       -------
United Kingdom - 24.4%
   Anglo American PLC.......................................    72,565   2,923
   Barclays PLC.............................................   295,579   3,416
   BP PLC...................................................   195,589   2,286
   BT Group PLC.............................................   882,826   3,868
   Carnival PLC.............................................    44,983   1,827
   Centrica PLC.............................................   600,331   3,127
   GlaxoSmithKline PLC......................................   183,372   5,076
   Group 4 Securicor PLC....................................   837,518   2,737
   ITV PLC.................................................. 1,213,620   2,406
   Lloyds TSB Group PLC.....................................   289,297   2,724
   Lonmin PLC...............................................    30,287   1,490

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 21 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                               MAY 31, 2006 (UNAUDITED)
INTERNATIONAL GROWTH PORTFOLIO (continued)

                                                            NUMBER     VALUE
                                                           OF SHARES   (000S)
                                                          ----------- --------
COMMON STOCKS - 94.7% - CONTINUED
United Kingdom - 24.4% - (continued)
   Marks & Spencer Group PLC.............................     157,916 $  1,604
   Prudential PLC........................................     296,288    3,230
   Smiths Group PLC......................................     146,554    2,431
   United Business Media PLC.............................     120,623    1,474
   Vodafone Group PLC....................................   1,056,350    2,430
   WPP Group PLC.........................................     251,186    3,093
                                                                      --------
                                                                        46,142
                                                                      --------
Total Common Stocks
(Cost $157,126)..........................................              178,880
                                                                      --------
INVESTMENT COMPANY - 16.4%
   Northern Institutional Funds - Liquid Assets
     Portfolio /(1)/.....................................  30,932,945   30,933
                                                                      --------
Total Investment Company
(Cost $ 30,933)..........................................               30,933
                                                                      --------

                                                           PRINCIPAL
                                                            AMOUNT     VALUE
                                                            (000S)     (000S)
                                                          ----------- --------
SHORT-TERM INVESTMENT - 0.2%
   Dexia Bank Belgium, Brussels, Eurodollar Time
     Deposit, 5.09%, 6/1/06.............................. $       366      366
                                                                      --------
Total Short-Term Investment
(Cost $366)..............................................                  366
                                                                      --------
Total Investments - 111.3%
(Cost $ 188,425).........................................              210,179
   Liabilities less Other Assets - (11.3)%...............              (21,276)
                                                                      --------
NET ASSETS - 100.0%......................................             $188,903

(1) Investment relates to cash collateral received from portfolio securities loaned.

*   Non-Income Producing Security

+   Security is either wholly or partially on loan.

At May 31, 2006, the industry sectors for the International Growth Portfolio were:

                                                             % OF LONG-TERM
INDUSTRY SECTOR                                               INVESTMENTS
---------------                                              --------------
Consumer Discretionary......................................      14.1%
Consumer Staples............................................       4.3
Energy......................................................       7.0
Financials..................................................      27.6
Health Care.................................................      12.3
Industrials.................................................      11.8
Information Technology......................................       7.4
Materials...................................................       7.6
Telecommunication Services..................................       4.3
Utilities...................................................       3.6
                                                                 -----
Total.......................................................     100.0%

At May 31, 2006, the International Growth Portfolio's investments were denominated in the following currencies:

                                                             % OF LONG-TERM
CONCENTRATION BY CURRENCY                                     INVESTMENTS
-------------------------                                    --------------
Euro........................................................      31.8%
British Pound...............................................      28.7
Japanese Yen................................................      18.4
Swiss Franc.................................................      14.2
All other currencies less than 5%...........................       6.9
                                                                 -----
Total.......................................................     100.0%

At May 31, 2006, the International Growth Portfolio had outstanding forward foreign currency exchange contracts as follows:

                                                              AMOUNT      IN     AMOUNT
                                                              (LOCAL   EXCHANGE  (LOCAL              UNREALIZED
                                                             CURRENCY)   FOR    CURRENCY) SETTLEMENT GAIN (LOSS)
CONTRACTS TO DELIVER CURRENCY                                 (000S)   CURRENCY  (000S)      DATE      (000S)
-----------------------------                                --------- -------- --------- ---------- -----------
Euro........................................................            Hong
                                                                        Kong
                                                                43      Dollar     430      6/1/06       $--

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 22  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                              EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                               MAY 31 , 2006 (UNAUDITED)
INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- ------
COMMON STOCKS - 88.1%
Australia - 4.6%
   Alumina Ltd. +...........................................  12,703   $   63
   Amcor Ltd. +.............................................   8,116       40
   AMP Ltd. +...............................................  17,059      112
   Ansell Ltd...............................................   1,440       11
   Aristocrat Leisure Ltd. +................................   4,424       45
   Australia & New Zealand Banking Group Ltd................  16,658      331
   Australian Gas Light Co. Ltd.............................   4,449       56
   Australian Stock Exchange Ltd. +.........................   1,871       43
   AXA Asia Pacific Holdings Ltd. +.........................  11,503       52
   BHP Billiton Ltd. +......................................  31,785      675
   BlueScope Steel Ltd......................................   5,879       34
   Boral Ltd. +.............................................   7,908       54
   Brambles Industries Ltd. +...............................   9,004       72
   Centro Properties Group +................................   7,557       38
   CFS Retail Property Trust +..............................  13,048       18
   CFS Retail Property Trust - New +........................     367       --
   Coca-Cola Amatil Ltd. +..................................   7,405       39
   Cochlear Ltd. +..........................................     450       17
   Coles Myer Ltd. +........................................  10,922       93
   Commonwealth Bank of Australia +.........................  11,732      381
   Commonwealth Property Office Fund +......................  11,582       12
   Computershare Ltd. +.....................................   3,700       22
   CSL Ltd. +...............................................   1,823       71
   CSR Ltd. +...............................................   8,400       23
   DB RREEF Trust +.........................................  28,114       31
   Foster's Group Ltd.......................................  18,567       74
   Futuris Corp. Ltd. +.....................................   4,784        8
   GPT Group................................................  19,996       61
   Harvey Norman Holdings Ltd. +............................   4,700       14
   Iluka Resources Ltd. +...................................   2,117       11
   Insurance Australia Group Ltd. +.........................  14,710       58
   Investa Property Group +.................................  12,642       19
   John Fairfax Holdings Ltd. +.............................  11,289       32
   Leighton Holdings Ltd. +.................................   1,200       16
   Lend Lease Corp. Ltd.....................................   5,639       56
   Lion Nathan Ltd. +.......................................   2,500       15
   Macquarie Bank Ltd. +....................................   2,651      128
   Macquarie Goodman Group +................................  15,941       66
   Macquarie Infrastructure Group +.........................  22,189       56
   Mayne Group Ltd..........................................   6,769       16
   Mayne Pharma Ltd. * +....................................   6,769       14
   Mirvac Group +...........................................  16,718       54
   National Australia Bank Ltd. +...........................  14,685      388
   Newcrest Mining Ltd. +...................................   3,060       46
   OneSteel Ltd. +..........................................   4,560       12
   Orica Ltd. +.............................................   2,677       47
   Origin Energy Ltd. +.....................................  10,263       53
   PaperlinX Ltd. +.........................................   3,700        8
   Perpetual Trustees Australia Ltd. +......................     534       27
   Publishing & Broadcasting Ltd............................   2,125       30
   QBE Insurance Group Ltd. +...............................   7,169      115
   Rinker Group Ltd.........................................   9,294      129
   Rio Tinto Ltd. +.........................................   2,601      153
   Santos Ltd...............................................   7,412       64
   Sonic Healthcare Ltd. +..................................   3,960       42
   Stockland - New * +......................................     572        3
   Stockland Trust +........................................  11,706       59
   Suncorp-Metway Ltd. +....................................   5,106       72
   TABCORP Holdings Ltd. +..................................   4,842       55
   Telstra Corp. Ltd........................................  24,343       68
   Toll Holdings Ltd. +.....................................   7,262       80
   Transurban Group +.......................................   9,096       46
   Wesfarmers Ltd. +........................................   3,487       91
   Westfield Group +........................................  13,534      165
   Westpac Banking Corp. +..................................  16,672      288
   Woodside Petroleum Ltd...................................   5,034      167
   Woolworths Ltd. +........................................  10,596      148
   Zinifex Ltd..............................................   2,413       22
                                                                       ------
                                                                        5,409
                                                                       ------
Austria - 0.5%
   Boehler-Uddeholm A.G. +..................................      51       11
   Erste Bank der Oesterreichischen Sparkassen A.G..........   2,076      118
   Flughafen Wien A.G. +....................................      99        7
   IMMOFINANZ Immobilien Anlagen A.G. *.....................   5,979       66
   Mayr-Melnhof Karton A.G..................................      25        4
   Oesterreichische Elektrizitaetswirtschafts A.G.
     (Verbund), Class A +...................................   1,360       62
   OMV A.G. +...............................................   1,900      111
   RHI A.G. *...............................................     174        5
   Telekom Austria A.G......................................   3,946       88
   Voest-Alpine A.G.........................................     153       22
   Wienerberger A.G. +......................................   1,047       54
                                                                       ------
                                                                          548
                                                                       ------

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 23 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 88.1% - CONTINUED
Belgium - 1.0%
   AGFA-Gevaert N.V. +........................................     719   $   15
   Barco N.V..................................................     100        9
   Bekaert N.V................................................     140       14
   Belgacom S.A. +............................................   1,502       47
   Cofinimmo S.A..............................................      50        8
   Colruyt N.V................................................     150       23
   D'ieteren S.A. * +.........................................      40       12
   Delhaize Group.............................................     655       42
   Dexia......................................................   5,041      124
   Fortis.....................................................  10,660      389
   Groupe Bruxelles Lambert S.A. +............................     821       89
   InBev N.V. +...............................................   1,678       81
   KBC Groep N.V..............................................   1,668      179
   Mobistar S.A. +............................................     200       16
   Omega Pharma S.A. +........................................     150       10
   Solvay S.A., Class A +.....................................     586       66
   UCB S.A....................................................   1,144       60
   Umicore +..................................................     100       15
                                                                         ------
                                                                          1,199
                                                                         ------

Denmark - 0.6%
   A.P. Moller - Maersk A/S +.................................      11       89
   Bang & Olufsen A/S, Class B +..............................      84       10
   Carlsberg A/S, Class B.....................................     250       18
   Coloplast A/S, Class B.....................................     224       17
   Danisco A/S +..............................................     458       37
   Danske Bank A/S............................................   4,180      160
   DSV A/S....................................................     176       29
   East Asiatic Co. Ltd. A/S..................................     159        6
   FLSmidth & Co. A/S, Class B................................     388       15
   GN Store Nord A/S +........................................   2,444       27
   H. Lundbeck A/S............................................     597       13
   Jyske Bank (Registered) *..................................     365       24
   NKT Holding A/S............................................     132        8
   Novo-Nordisk A/S, Class B..................................   2,414      149
   Novozymes A/S, Class B.....................................     698       50
   Topdanmark A/S *...........................................     216       30
   Vestas Wind Systems A/S * +................................   2,072       53
   William Demant Holding A/S *...............................     258       20
                                                                         ------
                                                                            755
                                                                         ------

Finland - 1.3%
   Amer Sports OYJ +..........................................     600       12
   Cargotec Corp., Class B....................................     600       28
   Elisa OYJ, Class A +.......................................   1,950       38
   Fortum OYJ.................................................   5,000      124
   KCI Konecranes OYJ.........................................     400        8
   Kesko OYJ, Class B.........................................     500       20
   Kone OYJ, Class B..........................................   1,200       52
   Metso OYJ +................................................   1,000       36
   Neste Oil OYJ +............................................   1,300       44
   Nokia OYJ..................................................  38,420      823
   Orion OYJ, Class B +.......................................     600       13
   Outokumpu OYJ..............................................     700       16
   Rautaruukki OYJ............................................     700       21
   Sampo OYJ, Class A.........................................   3,700       71
   Stora Enso OYJ (Registered)................................   5,600       78
   TietoEnator OYJ +..........................................   1,280       36
   UPM-Kymmene OYJ............................................   4,760      102
   Uponor OYJ.................................................     600       17
   Wartsila OYJ, Class B +....................................     350       14
   YIT OYJ....................................................     800       20
                                                                         ------
                                                                          1,573
                                                                         ------

France - 8.4%
   Accor S.A. +...............................................   1,788      105
   Air France-KLM +...........................................   1,914       41
   Air Liquide................................................     998      207
   Alcatel S.A. * +...........................................  12,300      164
   Alstom RGPT * +............................................   1,107       94
   Arcelor +..................................................   4,721      202
   Atos Origin * +............................................     795       55
   AXA S.A....................................................  13,774      478
   BNP Paribas +..............................................   7,555      705
   Bouygues +.................................................   1,844      100
   Business Objects S.A. * +..................................     500       15
   Cap Gemini S.A.............................................   1,327       73
   Carrefour S.A..............................................   5,203      302
   Casino Guichard Perrachon S.A. +...........................     363       28
   Cie de Saint-Gobain........................................   2,866      201
   Cie Generale d'Optique Essilor International S.A...........     890       90
   CNP Assurances +...........................................     300       30
   Credit Agricole S.A. +.....................................   5,525      206
   Dassault Systems S.A. +....................................     351       18
   France Telecom S.A.........................................  16,320      365
   Gaz de France..............................................   1,567       55
   Gecina S.A.................................................     151       18

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 24  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                                 NUMBER   VALUE
                                                                OF SHARES (000S)
                                                                --------- ------
\COMMON STOCKS - 88.1% - CONTINUED
France - 8.4% - (continued)
   Groupe Danone +.............................................   2,194   $  265
   Hermes International +......................................     240       59
   Imerys S.A. +...............................................     200       16
   Klepierre +.................................................     206       22
   L'Oreal S.A.................................................   2,699      242
   Lafarge S.A. *..............................................   1,527      183
   Lagardere S.C.A. +..........................................   1,186       94
   LVMH Moet Hennessy Louis Vuitton S.A........................   2,230      219
   Michelin Compagnie Generale des Establissements, Class B....   1,649      108
   Neopost S.A.................................................     133       14
   PagesJaunes S.A.............................................     606       17
   Pernod-Ricard...............................................     766      149
   Peugeot S.A.................................................   1,407       89
   PPR S.A. +..................................................     801       99
   Publicis Groupe +...........................................   1,466       59
   Renault S.A. +..............................................   1,686      194
   Safran S.A..................................................   1,045       23
   Sanofi-Aventis..............................................   9,248      872
   Schneider Electric S.A......................................   2,116      219
   Societe BIC S.A.............................................     250       17
   Societe Generale +..........................................   3,157      486
   Societe Television Francaise 1..............................   1,000       33
   Sodexho Alliance S.A. +.....................................     840       38
   Suez S.A. +.................................................   9,735      374
   Suez S.A. (Strip VVPR) *....................................   1,400       --
   Technip S.A. +..............................................     716       43
   Thales S.A. +...............................................     700       27
   Thomson * +.................................................   1,609       30
   Total S.A...................................................  20,121    1,305
   Unibail.....................................................     489       80
   Valeo S.A...................................................     654       25
   Vallourec...................................................      49       61
   Veolia Environment..........................................   2,762      153
   Vinci S.A...................................................   1,848      170
   Vivendi Universal S.A.......................................  10,501      377
   Zodiac S.A. +...............................................     300       17
                                                                          ------
                                                                           9,731
                                                                          ------

Germany - 6.1%
   Adidas A.G. +...............................................     462       92
   Allianz A.G. (Registered)...................................   3,696      575
   Altana A.G..................................................     550       32
   BASF A.G....................................................   4,846      394
   Bayer A.G...................................................   6,316      284
   Beiersdorf A.G..............................................     200       29
   Celsio A.G..................................................     523       50
   Commerzbank A.G. +..........................................   5,866      220
   Continental A.G. +..........................................   1,192      130
   DaimlerChrysler A.G. (Registered)...........................   8,577      451
   Deutsche Bank A.G. (Registered).............................   4,684      537
   Deutsche Boerse A.G.........................................     928      121
   Deutsche Lufthansa A.G. (Registered) +......................   2,040       36
   Deutsche Post A.G. (Registered).............................   6,514      177
   Deutsche Postbank A.G. +....................................     408       28
   Deutsche Telekom A.G. (Registered) +........................  24,840      403
   Douglas Holding A.G.........................................     300       14
   E.ON A.G....................................................   5,670      654
   Fresenius Medical Care A.G. & Co. KGaA......................     583       65
   HeidelbergCement A.G. (VVPR) *..............................      83       --
   Heidelberger Druckmaschinen +...............................     661       30
   Hochtief A.G. +.............................................     643       38
   Hypo Real Estate Holding....................................   1,455       92
   Infineon Technologies A.G. *................................   7,299       82
   KarstadtQuelle A.G. * +.....................................     651       18
   Linde A.G...................................................     734       61
   MAN A.G. +..................................................   1,357       98
   Merck KGaA *................................................     675       69
   Metro A.G. +................................................   1,345       76
   MLP A.G. +..................................................     500       11
   Muenchener Rueckversicherungs A.G...........................
   (Registered)................................................   1,777      241
   Puma A.G. Rudolf Dassler Sport..............................     148       54
   RWE A.G.....................................................   4,050      346
   SAP A.G.....................................................   2,016      423
   Schering A.G................................................   1,711      187
   Siemens A.G. (Registered)...................................   7,876      677
   Suedzucker A.G. +...........................................     487       12
   ThyssenKrupp A.G............................................   3,322      114
   TUI A.G. +..................................................   2,850       58
   Volkswagen A.G. +...........................................   1,628      115
                                                                          ------
                                                                           7,094
                                                                          ------

Greece - 0.6%
   Alpha Bank A.E..............................................   3,628       91
   Coca Cola Hellenic Bottling Co. S.A.........................   1,580       50

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 25 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 88.1% - CONTINUED
Greece - 0.6% - (continued)
   Cosmote Mobile Communications S.A..........................   1,940   $   44
   EFG Eurobank Ergasias S.A..................................   2,124       61
   Emporiki Bank of Greece S.A. *.............................   1,080       34
   Folli-Follie S.A. (Registered).............................     120        3
   Hellenic Petroleum S.A.....................................     890       12
   Hellenic Technodomiki Tev S.A..............................     648        6
   Hellenic Telecommunications Organization S.A. *............   2,710       60
   Intracom S.A. (Registered).................................     650        4
   National Bank of Greece S.A................................   2,467      102
   OPAP S.A...................................................   2,054       70
   Piraeus Bank S.A...........................................   1,580       47
   Public Power Corp..........................................     783       19
   Technical Olympic S.A......................................     610        3
   Titan Cement Co. S.A.......................................     520       27
   Viohalco...................................................     870        9
                                                                         ------
                                                                            642
                                                                         ------

Hong Kong - 1.4%
   ASM Pacific Technology +...................................   2,000       10
   Bank of East Asia Ltd......................................  13,104       50
   BOC Hong Kong Holdings Ltd. +..............................  34,000       65
   Cathay Pacific Airways Ltd. +..............................   9,000       15
   Cheung Kong Holdings Ltd...................................  14,000      151
   Cheung Kong Infrastructure Holdings Ltd. +.................   4,000       12
   CLP Holdings Ltd...........................................  16,000       92
   Esprit Holdings Ltd........................................   8,000       64
   Foxconn International Holdings Ltd. * +....................  18,000       48
   Giordano International Ltd.................................  12,000        6
   Hang Lung Properties Ltd...................................  26,000       45
   Hang Seng Bank Ltd. +......................................   7,000       88
   Henderson Land Development.................................   8,000       41
   Hong Kong & China Gas Co. Ltd. +...........................  39,920       89
   Hong Kong Electric Holdings Ltd............................  12,500       55
   Hong Kong Exchanges and Clearing Ltd. +....................  11,000       74
   Hopewell Holdings Ltd......................................   5,000       14
   Hutchison Whampoa Ltd. +...................................  19,500      177
   Hysan Development Co. Ltd..................................   5,249       13
   Johnson Electric Holdings +................................  13,200        9
   Li & Fung Ltd..............................................  24,800       51
   Link REIT (The) * +........................................  27,500       54
   MTR Corp. +................................................  23,000       56
   New World Development Ltd..................................  16,971       27
   PCCW Ltd...................................................  59,364       37
   Shangri-La Asia Ltd. +.....................................   9,172       18
   Sino Land Co. +............................................  13,356       20
   Sun Hung Kai Properties Ltd................................  12,172      125
   Swire Pacific Ltd., Class A +..............................   8,500       80
   Techtronic Industries Co. +................................  14,000       20
   Television Broadcasts Ltd..................................   3,000       17
   Texwinca Holdings Ltd......................................   4,000        3
   Wharf Holdings Ltd. +......................................  11,000       39
   Yue Yuen Industrial Holdings +.............................   4,000       11
                                                                         ------
                                                                          1,676
                                                                         ------
Ireland - 0.8%
   Allied Irish Banks PLC.....................................   7,958      191
   Bank of Ireland-Dublin.....................................   7,339      127
   Bank of Ireland-London.....................................   1,515       27
   CRH PLC-Dublin.............................................   3,936      133
   CRH PLC-London.............................................     949       32
   DCC PLC....................................................     744       17
   Depfa Bank PLC.............................................   3,011       49
   Eircom Group PLC...........................................  10,412       28
   Elan Corp. PLC *...........................................   3,935       75
   Fyffes PLC.................................................   2,597        5
   Grafton Group PLC *........................................   4,106       54
   Greencore Group PLC........................................   1,382        7
   Iaws Group PLC.............................................     747       13
   Independent News & Media PLC...............................   4,867       14
   Irish Life & Permanent PLC.................................   2,494       60
   Kerry Group PLC, Class A...................................   1,725       39
   Ryanair Holdings PLC *.....................................   1,575       13
                                                                         ------
                                                                            884
                                                                         ------
Italy - 3.4%
   Alleanza Assicurazioni S.p.A. +............................   5,131       60
   Arnoldo Mondadori Editore S.p.A............................   1,000        9
   Assicurazioni Generali S.p.A. +............................   9,149      333
   Autogrill S.p.A............................................   1,000       16
   Autostrade S.p.A. +........................................   2,637       77
   Banca Fideuram S.p.A.......................................   3,000       16
   Banca Intesa S.p.A.........................................  35,406      205
   Banca Intesa S.p.A. (RNC)..................................   7,696       41
   Banca Monte dei Paschi di Siena S.p.A......................  10,163       59
   Banca Popolare di Milano Scrl..............................   4,496       56

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 26  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 88.1% - CONTINUED
Italy - 3.4% - (continued)
   Banche Popolari Unite Scrl +...............................    3,795  $   95
   Banco Popolare di Verona e Novara Scrl.....................    3,430      94
   Benetton Group S.p.A.......................................      800      12
   Bulgari S.p.A..............................................    1,000      11
   Capitalia S.p.A............................................   15,506     128
   Enel S.p.A.................................................   39,239     350
   ENI S.p.A..................................................   23,702     713
   Fiat S.p.A. * +............................................    5,038      68
   Finmeccanica S.p.A.........................................    2,730      63
   Gruppo Editoriale L'Espresso S.p.A. +......................    1,000       5
   Italcementi S.p.A. +.......................................    1,080      26
   Luxottica Group S.p.A......................................    1,393      38
   Mediaset S.p.A.............................................    8,932     104
   Mediobanca S.p.A. +........................................    4,359      88
   Mediolanum S.p.A...........................................    2,000      14
   Pirelli & C. S.p.A.........................................   17,988      17
   Sanpaolo IMI S.p.A.........................................   10,247     183
   Seat Pagine Gialle S.p.A. +................................   32,279      14
   Snam Rete Gas S.p.A........................................    9,106      40
   Telecom Italia S.p.A.......................................  102,422     287
   Telecom Italia S.p.A. (RNC)................................   55,586     142
   Terna S.p.A................................................    5,089      14
   Tiscali S.p.A. *...........................................    2,000       6
   UniCredito Italiano S.p.A..................................   71,044     542
                                                                         ------
                                                                          3,926
                                                                         ------
Japan - 21.7%
   77 Bank (The) Ltd..........................................    3,000      22
   Acom Co. Ltd...............................................    1,000      59
   Aderans Co. Ltd............................................      500      14
   Advantest Corp.............................................      800      81
   Aeon Co. Ltd...............................................    5,800     123
   Aeon Credit Service Co. Ltd................................      900      24
   Aiful Corp.................................................      600      33
   Aisin Seiki Co Ltd.........................................    2,000      68
   Ajinomoto Co., Inc.........................................    6,000      71
   All Nippon Airways Co. Ltd.................................    4,000      15
   Alps Electric Co. Ltd......................................    1,000      13
   Amada Co. Ltd..............................................    5,000      51
   Amano Corp. +..............................................    1,000      16
   Aoyama Trading Co. Ltd.....................................      500      16
   Asahi Breweries Ltd........................................    3,000      44
   Asahi Glass Co. Ltd........................................    9,000     119
   Asahi Kasei Corp...........................................   11,000      70
   Asatsu-DK, Inc. +..........................................      500      17
   Astellas Pharma, Inc.......................................    5,000     195
   Autobacs Seven Co. Ltd.....................................      200       9
   Bank of Fukuoka (The) Ltd..................................    7,000      51
   Bank of Yokohama (The) Ltd.................................   13,000      92
   Benesse Corp...............................................      900      33
   Bridgestone Corp...........................................    5,500     112
   Canon, Inc.................................................    6,500     448
   Casio Computer Co. Ltd. +..................................    2,000      34
   Central Glass Co Ltd.......................................    2,000      12
   Central Japan Railway Co...................................       14     139
   Chiba Bank (The) Ltd.......................................    8,000      72
   Chiyoda Corp. +............................................    2,000      39
   Chubu Electric Power Co., Inc..............................    6,300     173
   Chugai Pharmaceutical Co. Ltd. +...........................    3,300      71
   Citizen Watch Co. Ltd. +...................................    2,000      18
   Coca-Cola West Japan Co. Ltd...............................      600      14
   COMSYS Holdings Corp.......................................    1,000      12
   Credit Saison Co. Ltd......................................    1,500      75
   CSK Corp. +................................................      900      42
   Dai Nippon Printing Co. Ltd................................    6,000      99
   Daicel Chemical Industries Ltd.............................    2,000      15
   Daido Steel Co. Ltd........................................    4,000      33
   Daiichi Sankyo Co Ltd......................................    6,700     182
   Daikin Industries Ltd......................................    2,500      82
   Daimaru (The), Inc.........................................    3,000      40
   Dainippon Ink & Chemicals, Inc.............................    6,000      23
   Dainippon Screen Manufacturing Co. Ltd.....................    1,000      10
   Daito Trust Construction Co. Ltd...........................      800      43
   Daiwa House Industry Co. Ltd...............................    5,000      78
   Daiwa Securities Group, Inc................................   11,000     135
   Denki Kagaku Kogyo Kabushki Kaisha.........................    4,000      18
   Denso Corp.................................................    4,800     166
   Dentsu, Inc................................................       20      58
   Dowa Mining Co. Ltd. +.....................................    4,000      36
   East Japan Railway Co......................................       31     221
   Ebara Corp. +..............................................    2,000       9
   Eisai Co. Ltd..............................................    2,600     118
   Electric Power Development Co. +...........................    1,600      59
   FamilyMart Co. Ltd.........................................    1,000      28
   Fanuc Ltd..................................................    1,900     168

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 27 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 88.1% - CONTINUED
Japan - 21.7% - (continued)
   Fast Retailing Co. Ltd. +..................................     600    $ 52
   Fuji Electric Co. Ltd......................................   6,000      32
   Fuji Photo Film Co. Ltd....................................   4,400     143
   Fuji Television Network, Inc...............................       4       9
   Fujikura Ltd...............................................   4,000      44
   Fujitsu Ltd................................................  16,000     117
   Furukawa Electric (The) Co. Ltd. +.........................   8,000      50
   Gunma Bank (The) Ltd.......................................   3,000      22
   Gunze Ltd..................................................   2,000      12
   Hankyu Department Stores +.................................   1,000       8
   Hikari Tsushin, Inc. +.....................................     300      17
   Hino Motors Ltd. +.........................................   2,000      12
   Hirose Electric Co. Ltd....................................     200      26
   Hitachi Cable Ltd. +.......................................   1,000       5
   Hitachi Chemical Co. Ltd...................................   1,000      27
   Hitachi Ltd................................................  31,000     209
   Hokugin Financial Group, Inc...............................  10,000      42
   Honda Motor Co. Ltd........................................   7,200     468
   House Foods Corp. +........................................   1,000      16
   Hoya Corp..................................................   4,200     160
   Ibiden Co. Ltd.............................................   1,200      60
   Inpex Holdings, Inc. *.....................................       8      70
   Isetan Co. Ltd.............................................   2,000      36
   Ishikawajima-Harima Heavy Industries Co. Ltd. +............   9,000      29
   Ito En Ltd. +..............................................     600      19
   Itochu Corp................................................  15,000     126
   Itochu Techno-Science Corp. +..............................     400      18
   Jafco Co. Ltd. +...........................................     300      17
   Japan Airlines Corp. *.....................................   6,000      16
   Japan Real Estate Investment Corp..........................       4      36
   Japan Retail Fund Investment Corp. +.......................       3      25
   Japan Tobacco, Inc.........................................      41     146
   JFE Holdings, Inc..........................................   5,100     218
   JGC Corp...................................................   2,000      29
   Joyo Bank (The) Ltd........................................   6,000      35
   JS Group Corp..............................................   3,000      63
   JSR Corp...................................................   2,000      52
   Kajima Corp. +.............................................   8,000      39
   Kaken Pharmaceutical Co. Ltd. +............................   1,000       7
   Kamigumi Co. Ltd...........................................   2,000      16
   Kaneka Corp................................................   3,000      29
   Kansai Electric Power Co., Inc.............................   7,000     166
   Kao Corp...................................................   4,000      99
   Kawasaki Heavy Industries Ltd. +...........................  13,000      43
   Kawasaki Kisen Kaisha Ltd. +...............................   3,000      19
   KDDI Corp..................................................      22     137
   Keihin Electric Express Railway Co. Ltd. +.................   7,000      55
   Keio Corp..................................................   7,000      46
   Keyence Corp...............................................     330      84
   Kinden Corp................................................   1,000       9
   Kintetsu Corp. +...........................................  14,000      50
   Kirin Brewery Co. Ltd......................................   7,000     111
   Kobe Steel Ltd.............................................  28,000      92
   Kokuyo Co. Ltd. +..........................................   1,000      18
   Komatsu Ltd................................................   9,000     179
   Konami Corp................................................     700      16
   Konica Minolta Holdings, Inc. *............................   5,000      60
   Koyo Seiko Co. Ltd. +......................................   1,000      20
   Kubota Corp................................................  12,000     111
   Kuraray Co. Ltd............................................   3,000      36
   Kurita Water Industries Ltd................................     400       8
   Kyocera Corp...............................................   1,600     132
   Kyowa Hakko Kogyo Co. Ltd..................................   3,000      20
   Kyushu Electric Power Co., Inc.............................   3,500      81
   Lawson, Inc................................................     800      29
   Leopalace21 Corp...........................................   1,000      30
   Mabuchi Motor Co. Ltd. +...................................     300      18
   Makita Corp................................................   1,400      43
   Marubeni Corp..............................................  16,000      86
   Marui Co. Ltd..............................................   4,300      74
   Matsushita Electric Industrial Co. Ltd.....................  18,000     386
   Matsushita Electric Works Ltd..............................   4,000      46
   MEDICEO Holdings Co. Ltd...................................   2,000      38
   Meiji Dairies Corp.........................................   2,000      14
   Meiji Seika Kaisha Ltd. +..................................   3,000      15
   Meitec Corp................................................     500      16
   Millea Holdings, Inc.......................................      13     228
   Minebea Co. Ltd. +.........................................   3,000      18
   Mitsubishi Chemical Holdings Corp..........................  11,000      72
   Mitsubishi Corp............................................  12,500     263
   Mitsubishi Electric Corp...................................  20,000     162
   Mitsubishi Estate Co. Ltd..................................  11,000     215
   Mitsubishi Gas Chemical Co.................................   3,000      37
   Mitsubishi Heavy Industries Ltd............................  28,000     123

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 28  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 88.1% - CONTINUED
Japan - 21.7% - (continued)
   Mitsubishi Logistics Corp. +...............................   1,000   $   15
   Mitsubishi Materials Corp. +...............................   9,000       40
   Mitsubishi Rayon Co. Ltd...................................   7,000       60
   Mitsubishi Securities Co. Ltd..............................   3,000       42
   Mitsubishi Tokyo Financial Group, Inc......................      80    1,088
   Mitsui & Co. Ltd...........................................  15,000      211
   Mitsui Chemicals, Inc......................................   8,000       56
   Mitsui Engineering & Shipbuilding Co. Ltd..................   6,000       18
   Mitsui Fudosan Co. Ltd.....................................   8,000      163
   Mitsui Mining & Smelting Co. Ltd. +........................   7,000       45
   Mitsui O.S.K. Lines Ltd....................................  10,000       70
   Mitsui Sumitomo Insurance Co. Ltd..........................  11,000      133
   Mitsui Trust Holding, Inc..................................   5,000       60
   Mitsukoshi Ltd. +..........................................   6,000       31
   Mitsumi Electric Co. Ltd. +................................   1,000       12
   Mizuho Financial Group, Inc................................      87      701
   Murata Manufacturing Co. Ltd...............................   2,000      128
   Namco Bandai Holdings, Inc. +..............................   3,200       47
   NEC Corp...................................................  18,000      107
   NEC Electronics Corp. * +..................................     300       11
   NET One Systems Co. Ltd. +.................................       4        8
   NGK Insulators Ltd.........................................   2,000       24
   NGK Spark Plug Co. Ltd.....................................   2,000       40
   Nichirei Corp. +...........................................   2,000       11
   Nidec Corp.................................................   1,200       90
   Nikko Cordial Corp.........................................   7,500      109
   Nikon Corp. +..............................................   3,000       58
   Nintendo Co. Ltd...........................................     900      151
   Nippon Building Fund, Inc. +...............................       6       61
   Nippon Electric Glass Co. Ltd. +...........................   2,000       44
   Nippon Express Co. Ltd.....................................   9,000       45
   Nippon Kayaku Co. Ltd. +...................................   1,000        8
   Nippon Meat Packers, Inc. +................................   2,000       25
   Nippon Mining Holdings, Inc................................   8,000       70
   Nippon Oil Corp............................................  11,000       80
   Nippon Paper Group, Inc....................................      11       45
   Nippon Sheet Glass Co. Ltd. +..............................   3,000       16
   Nippon Shokubai Co. Ltd....................................   1,000       12
   Nippon Steel Corp..........................................  56,000      208
   Nippon Telegraph & Telephone Corp..........................      47      229
   Nippon Yusen Kabushiki Kaisha..............................  10,000       64
   Nishimatsu Construction Co. Ltd. +.........................   2,000        8
   Nissan Chemical Industries +...............................   1,000       14
   Nissan Motor Co. Ltd.......................................  20,600      247
   Nisshin Seifun Group, Inc..................................   4,000       43
   Nisshin Steel Co. Ltd......................................  14,000       47
   Nisshinbo Industries, Inc..................................   1,000       11
   Nissin Food Products Co. Ltd...............................   1,500       52
   Nitto Denko Corp...........................................   1,500      115
   NOK Corp...................................................   1,200       36
   Nomura Holdings, Inc.......................................  16,100      312
   Nomura Research Institute Ltd..............................     300       35
   NSK Ltd....................................................   6,000       50
   NTN Corp. +................................................   5,000       40
   NTT Data Corp..............................................      12       51
   NTT DoCoMo, Inc............................................     170      273
   Obayashi Corp..............................................   7,000       49
   Odakyu Electric Railway Co. Ltd. +.........................   6,000       36
   OJI Paper Co. Ltd. +.......................................   7,000       39
   Oki Electric Industry Co. Ltd. +...........................   5,000       12
   Okumura Corp. +............................................   2,000       11
   Olympus Corp...............................................   2,000       54
   Omron Corp.................................................   2,400       65
   Oracle Corp. Japan.........................................     400       18
   Oriental Land Co. Ltd. +...................................     500       29
   ORIX Corp..................................................     820      234
   Osaka Gas Co. Ltd..........................................  21,000       73
   Pioneer Corp. +............................................   1,000       16
   Promise Co. Ltd............................................   1,000       60
   QP Corp....................................................   1,400       13
   Rakuten, Inc...............................................      60       42
   Resona Holdings, Inc. +....................................      42      126
   Ricoh Co. Ltd..............................................   7,000      136
   Rohm Co. Ltd...............................................   1,200      108
   Sanken Electric Co. Ltd. +.................................   1,000       14
   Sankyo Co. Ltd. - Gunma....................................     600       39
   Sanyo Electric Co. Ltd. +..................................  15,000       36
   Sapporo Holdings Ltd. +....................................   2,000       10
   SBI Holdings, Inc..........................................      89       41
   Secom Co. Ltd..............................................   2,000      100
   Sega Sammy Holdings, Inc...................................   1,300       51
   Seiko Epson Corp. +........................................     700       19
   Seino Transportation Co. Ltd...............................   1,000       10
   Sekisui Chemical Co. Ltd...................................   4,000       34

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 29 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER OF VALUE
                                                                SHARES   (000S)
                                                               --------- ------
COMMON STOCKS - 88.1% - CONTINUED
Japan - 21.7% - (continued)
   Sekisui House Ltd..........................................   5,000   $   70
   Seven & I Holdings Co. Ltd.................................   7,300      251
   Sharp Corp.................................................  10,000      165
   Shimachu Co. Ltd...........................................     400       11
   Shimamura Co. Ltd..........................................     400       48
   Shimano, Inc...............................................     500       15
   Shimizu Corp...............................................   5,000       29
   Shin-Etsu Chemical Co. Ltd.................................   3,500      195
   Shinko Securities Co. Ltd..................................   2,000       10
   Shinsei Bank Ltd...........................................  11,000       73
   Shionogi & Co. Ltd.........................................   4,000       72
   Shiseido Co. Ltd...........................................   4,000       71
   Shizuoka Bank (The) Ltd. +.................................   6,000       63
   Showa Denko K.K. +.........................................   9,000       38
   Showa Shell Sekiyu K.K.....................................   1,000       12
   SMC Corp. of Japan.........................................     500       69
   Softbank Corp. +...........................................   6,800      164
   Sompo Japan Insurance, Inc.................................   8,000      101
   Sony Corp..................................................   9,300      414
   Stanley Electric Co. Ltd. +................................   1,000       22
   Sumco Corp.................................................     700       41
   Sumitomo Bakelite Co. Ltd. +...............................   1,000        9
   Sumitomo Chemical Co. Ltd..................................  14,000      120
   Sumitomo Corp..............................................  11,000      142
   Sumitomo Electric Industries Ltd...........................   7,000       99
   Sumitomo Heavy Industries Ltd..............................   6,000       56
   Sumitomo Metal Industries Ltd..............................  37,000      164
   Sumitomo Metal Mining Co. Ltd. +...........................   5,000       65
   Sumitomo Mitsui Financial Group, Inc.......................      54      547
   Sumitomo Osaka Cement Co. Ltd..............................   3,000       10
   Sumitomo Realty & Development Co. Ltd......................   4,000       96
   Sumitomo Trust & Banking (The) Co. Ltd.....................  13,000      124
   Suruga Bank (The) Ltd......................................   2,000       28
   Suzuken Co. Ltd............................................     600       25
   T&D Holdings, Inc..........................................   2,300      159
   Taiheiyo Cement Corp. +....................................  10,400       43
   Taisei Corp................................................   8,000       30
   Taisho Pharmaceutical Co. Ltd..............................   1,000       18
   Taiyo Nippon Sanso Corp....................................   2,000       16
   Taiyo Yuden Co. Ltd. +.....................................   1,000       13
   Takara Holdings, Inc. +....................................   1,000        6
   Takashimaya Co. Ltd........................................   2,000       26
   Takeda Pharmaceutical Co. Ltd..............................   8,100      523
   Takefuji Corp..............................................   1,210       75
   TDK Corp...................................................   1,100       89
   Teijin Ltd.................................................   9,000       63
   Terumo Corp................................................   1,900       67
   THK Co. Ltd................................................     800       24
   TIS, Inc. +................................................     500       13
   Tobu Railway Co. Ltd. +....................................   7,000       32
   Toda Corp..................................................   2,000        9
   Toho Co. Ltd. of Tokyo +...................................   2,300       41
   Tohoku Electric Power Co., Inc.............................   3,900       90
   Tokuyama Corp..............................................   3,000       45
   Tokyo Broadcasting System, Inc.............................     500       14
   Tokyo Electric Power Co., Inc..............................  10,900      298
   Tokyo Electron Ltd.........................................   1,700      119
   Tokyo Gas Co. Ltd..........................................  23,000      114
   Tokyo Style Co. Ltd........................................   1,000       13
   Tokyu Corp. +..............................................  10,000       65
   Tokyu Land Corp............................................   5,000       37
   TonenGeneral Sekiyu KK +...................................   4,000       42
   Toppan Printing Co. Ltd....................................   6,000       75
   Toray Industries, Inc......................................  12,000      105
   Toshiba Corp...............................................  28,000      187
   Tosoh Corp.................................................   4,000       17
   Toto Ltd. +................................................   2,000       20
   Toyo Seikan Kaisha Ltd.....................................   1,000       18
   Toyobo Co. Ltd.............................................   5,000       14
   Toyoda Gosei Co. Ltd.......................................     300        7
   Toyota Industries Corp.....................................   2,300       93
   Toyota Motor Corp..........................................  26,300    1,386
   Toyota Tsusho Corp. +......................................   1,000       24
   Trend Micro, Inc...........................................   1,500       51
   Ube Industries Ltd. of Japan +.............................   6,000       18
   Uni-Charm Corp.............................................     400       22
   UNY Co. Ltd................................................   1,000       16
   USS Co. Ltd. +.............................................     300       21
   West Japan Railway Co......................................      16       68
   Yahoo Japan Corp. +........................................     153       80
   Yakult Honsha Co. Ltd. +...................................   1,000       24
   Yamada Denki Co. Ltd.......................................     700       72
   Yamaha Corp................................................   2,200       45
   Yamaha Motor Co. Ltd.......................................   2,000       53

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 30  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                             NUMBER OF VALUE
                                                              SHARES   (000S)
                                                             --------- -------
COMMON STOCKS - 88.1% - CONTINUED
Japan - 21.7% - (continued)
   Yamato Transport Co. Ltd.................................   3,000   $    50
   Yamazaki Baking Co. Ltd..................................   1,000         8
   Yokogawa Electric Corp...................................   2,000        29
                                                                       -------
                                                                        25,431
                                                                       -------
Malaysia - 0.0%
   Promet BHD *.............................................   4,000        --
                                                                       -------
Netherlands - 4.8%
   ABN AMRO Holding N.V.....................................  16,517       457
   Aegon N.V................................................  13,274       221
   Akzo Nobel N.V...........................................   2,475       134
   ASML Holding N.V. *......................................   4,464        90
   Corio N.V................................................     389        24
   Euronext N.V.............................................     681        58
   European Aeronautic Defence & Space Co...................   2,995       107
   Fugro N.V. - CVA.........................................     274        11
   Hagemeyer N.V. * +.......................................   4,113        20
   Heineken N.V.............................................   2,260        90
   ING Groep N.V. - CVA.....................................  17,060       667
   James Hardie Industries N.V. +...........................   4,100        26
   Koninklijke Ahold N.V. *.................................  14,158       116
   Koninklijke DSM N.V......................................   1,413        60
   Koninklijke Philips Electronics N.V......................  11,382       358
   OCE N.V. +...............................................     699        11
   Qiagen N.V. * +..........................................   1,100        15
   Randstad Holdings N.V. +.................................     662        41
   Reed Elsevier N.V........................................   6,416        93
   Rodamco Europe N.V.......................................     523        52
   Royal Dutch Shell PLC, Class A...........................  35,829     1,177
   Royal Dutch Shell PLC, Class B...........................  25,121       862
   Royal KPN N.V............................................  17,860       205
   Royal Numico N.V.........................................   1,720        76
   SBM Offshore N.V.........................................     269        29
   TNT N.V..................................................   3,765       138
   Unilever N.V. ADR - CVA..................................  17,037       386
   Vedior N.V. - CVA........................................   2,044        44
   Wereldhave N.V...........................................     175        17
   Wolters Kluwer N.V.......................................   3,098        73
                                                                       -------
                                                                         5,658
                                                                       -------
New Zealand - 0.1%
   Auckland International Airport Ltd.......................  15,874        21
   Contact Energy Ltd.......................................   5,392        27
   Fisher & Paykel Appliances Holdings Ltd..................   1,920         5
   Fisher & Paykel Healthcare Corp. +.......................   3,220         9
   Fletcher Building Ltd....................................   4,303        25
   Sky City Entertainment Group Ltd.........................   4,098        14
   Sky Network Television Ltd...............................   1,774         6
   Telecom Corp. of New Zealand Ltd.........................  18,047        51
   Tower Ltd. *.............................................   2,681         6
   Vector Ltd...............................................   1,259         2
   Warehouse Group Ltd......................................   1,200         3
                                                                       -------
                                                                           169
                                                                       -------
Norway - 0.7%
   DnB Holding ASA..........................................   7,700        99
   Frontline Ltd. +.........................................     900        29
   Norsk Hydro ASA..........................................   7,600       211
   Norske Skogindustrier ASA +..............................   1,284        19
   Orkla ASA................................................   1,750        86
   Petroleum Geo-Services ASA * +...........................     950        59
   Schibsted ASA............................................     400        12
   Statoil ASA..............................................   6,000       174
   Storebrand ASA...........................................   4,200        45
   Tandberg ASA +...........................................   1,000         9
   Telenor ASA..............................................   7,000        88
   Tomra Systems ASA +......................................   1,500        14
   Yara International ASA...................................   3,010        41
                                                                       -------
                                                                           886
                                                                       -------
Portugal - 0.3%
   Banco BPI S.A. (Registered)..............................   3,400        25
   Banco Comercial Portugues S.A. (Registered)..............  18,028        52
   Banco Espirito Santo S.A.................................     153         2
   Banco Espirito Santo S.A. (Registered)...................   1,377        19
   Brisa-Auto Estradas de Portugal S.A. +...................   3,044        32
   Cimpor Cimentos de Portugal S.A..........................   1,400        10
   Energias de Portugal S.A. +..............................  19,934        74
   Jeronimo Martins, SGPS, S.A..............................     394         7
   Portugal Telecom, SGPS, S.A. (Registered)................   7,338        86
   PT Multimedia Servicos de Telecomunicacoes e Multimedia
     SGPS S.A...............................................     800         9
   Sonae Industria SGPS S.A. *..............................     604         5
   Sonae SGPS S.A...........................................   8,900        14
                                                                       -------
                                                                           335
                                                                       -------
Singapore - 0.7%
   Allgreen Properties Ltd..................................   4,000         3
   Ascendas Real Estate Investment Trust....................  17,000        22

  See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 31 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                             NUMBER OF VALUE
                                                              SHARES   (000S)
                                                             --------- ------
COMMON STOCKS - 88.1% - CONTINUED
Singapore - 0.7% - (continued)
   CapitaLand Ltd...........................................  10,500   $   27
   Chartered Semiconductor Manufacturing Ltd. *.............   8,500        8
   City Developments Ltd....................................   4,000       24
   ComfortDelgro Corp. Ltd..................................  30,000       28
   Creative Technology Ltd..................................     200        1
   DBS Group Holdings Ltd...................................  10,198      112
   Fraser and Neave Ltd.....................................   1,530       19
   Haw Par Corp. Ltd........................................     711        3
   Jardine Cycle & Carriage Ltd.............................   1,393        9
   Keppel Corp. Ltd.........................................   5,250       45
   Keppel Land Ltd..........................................   3,000        8
   Neptune Orient Lines Ltd.................................   7,370        9
   Oversea-Chinese Banking Corp.............................  23,152       92
   Parkway Holdings Ltd.....................................   5,000        8
   SembCorp Industries Ltd..................................   7,044       13
   SembCorp Marine Ltd. +...................................   4,000        7
   Singapore Airlines Ltd...................................   6,000       47
   Singapore Exchange Ltd...................................  14,000       34
   Singapore Land Ltd.......................................   1,000        4
   Singapore Press Holdings Ltd.............................  13,295       34
   Singapore Technologies Engineering Ltd...................  12,000       22
   Singapore Telecommunications Ltd.........................  68,500      110
   SMRT Corp. Ltd...........................................   5,000        3
   STATS ChipPAC Ltd. *.....................................   2,000        1
   United Overseas Bank Ltd.................................  10,392       98
   United Overseas Land Ltd.................................   4,039        7
   Venture Corp. Ltd........................................   5,000       36
   Wing Tai Holdings Ltd....................................   3,500        3
                                                                       ------
                                                                          837
                                                                       ------
Spain - 3.3%
   Abertis Infraestructuras S.A.............................   2,000       48
   Acciona S.A..............................................     260       42
   Acerinox S.A.............................................   2,108       35
   ACS Actividades Cons y Serv..............................   2,278       91
   Altadis S.A..............................................   2,451      116
   Antena 3 de Television S.A. +............................     957       24
   Banco Bilbao Vizcaya Argentaria S.A......................  30,870      640
   Banco Popular Espanol S.A................................   7,848      115
   Banco Santander Central Hispano S.A......................  54,091      781
   Cintra Concesiones de Infraestructuras de Transporte SA..     842       11
   Corp Mapfre S.A..........................................     889       17
   Endesa S.A...............................................   8,675      291
   Fomento de Construcciones y Contratas S.A................     426       33
   Gamesa Corp. Tecnologica S.A.............................     979       20
   Gas Natural SDG S.A. +...................................   1,825       55
   Grupo Ferrovial S.A. +...................................     781       62
   Iberdrola S.A............................................   7,387      237
   Iberia (Lineas Aereas de Espana).........................   3,800       10
   Inditex S.A..............................................   2,012       80
   Indra Sistemas S.A.......................................   1,900       37
   Metrovacesa S.A..........................................     558       52
   NH Hoteles S.A...........................................     800       13
   Promotora de Informaciones S.A. (Prisa) +................     600       10
   Repsol YPF S.A...........................................   8,336      233
   Sacyr Vallehermoso S.A. +................................   1,199       38
   Sociedad General de Aguas de Barcelona S.A., Class A.....     535       15
   Sociedad General de Aguas de Barcelona S.A. - New *......       5       --
   Sogecable S.A. *.........................................     347       11
   Telefonica Publicidad e Informacion S.A. +...............   1,400       15
   Telefonica S.A...........................................  40,606      664
   Union Fenosa S.A.........................................   1,483       58
   Zeltia S.A. +............................................   1,300       10
                                                                       ------
                                                                        3,864
                                                                       ------
Sweden - 2.1%
   Alfa Laval AB............................................     600       18
   Assa Abloy AB, Class B...................................   2,700       48
   Atlas Copco AB, Class A..................................   3,100       84
   Atlas Copco AB, Class B..................................   1,800       45
   Axfood AB................................................     200        6
   Billerud AB +............................................     500        7
   Boliden AB...............................................   1,600       31
   Castellum AB.............................................   2,400       22
   Electrolux AB, Class B...................................   3,023       84
   Eniro AB +...............................................   2,400       26
   Fabege AB................................................     500        9
   Getinge AB, Class B......................................   3,100       50
   Hennes & Mauritz AB, Class B.............................   4,340      157
   Hoganas AB, Class B......................................     200        5
   Holmen AB, Class B.......................................     400       16
   Modern Times Group AB, Class B * +.......................     600       31
   Nordea Bank AB...........................................  21,000      253

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 32  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                              NUMBER OF VALUE
                                                               SHARES   (000S)
                                                              --------- ------
 COMMON STOCKS - 88.1% - CONTINUED
 Sweden - 2.1% - (continued)
    OMX AB...................................................      400  $    7
    Sandvik AB...............................................    2,100     123
    SAS AB *.................................................      600       7
    Scania AB, Class B +.....................................    1,000      43
    Securitas AB, Class B....................................    2,700      52
    Skandinaviska Enskilda Banken AB, Class A................    4,200     100
    Skanska AB, Class B......................................    3,500      54
    SKF AB, Class B..........................................    3,744      59
    SSAB Svenskt Stal AB, Series A...........................      450      26
    SSAB Svenskt Stal AB, Series B...........................      180       9
    Svenska Cellulosa AB, Class B............................    1,900      79
    Svenska Handelsbanken AB, Class A........................    4,800     129
    Swedish Match AB.........................................    4,300      68
    Tele2 AB, Class B +......................................    4,300      45
    Telefonaktiebolaget LM Ericsson, Class B.................  134,940     431
    TeliaSonera AB +.........................................   17,300     105
    Trelleborg AB, Class B...................................      600      12
    Volvo AB, Class A........................................    1,000      48
    Volvo AB, Class B........................................    2,000      98
    Wihlborgs Fastigheter AB.................................      210       3
    WM-Data AB, Class B +....................................    2,100       6
                                                                        ------
                                                                         2,396
                                                                        ------
 Switzerland - 6.2%
    ABB Ltd. (Registered) +..................................   17,963     227
    Adecco S.A. (Registered).................................    1,208      77
    Ciba Specialty Chemicals A.G. (Registered)...............      824      48
    Clariant A.G. (Registered) *.............................    1,950      29
    Compagnie Financiere Richemont A.G., Class A.............    4,752     222
    Credit Suisse Group (Registered).........................   10,791     623
    Geberit A.G. (Registered)................................       44      48
    Givaudan S.A. (Registered)...............................       64      52
    Holcim Ltd. (Registered).................................    1,827     143
    Kudelski S.A. (Bearer) +.................................      300       8
    Kuehne & Nagel International A.G. (Registered)...........      320      24
    Kuoni Reisen Holding (Registered) *......................       27      15
    Logitech International S.A. (Registered) * +.............      800      32
    Lonza Group A.G. (Registered)............................      378      26
    Nestle S.A. (Registered).................................    3,674   1,096
    Nobel Biocare Holding A.G................................      260      63
    Novartis A.G. (Registered)...............................   21,196   1,175
    Phonak Holding A.G. (Registered).........................      419      24
    Roche Holding A.G. (Genusschein).........................    6,396     996
    Schindler Holding A.G....................................      500      26
    Serono S.A., Class B.....................................       55      35
    SGS Societe Generale de Surveillance Holdings S.A.
      (Registered)...........................................       55      55
    STMicroelectronics N.V...................................    6,199     101
    Sulzer A.G. (Registered).................................       40      29
    Swatch Group A.G. (Registered)...........................      500      17
    Swatch Group A.G., Class B...............................      354      57
    Swiss Reinsurance (Registered)...........................    3,146     221
    Swisscom A.G. (Registered)...............................      212      68
    Syngenta A.G. (Registered) *.............................      974     134
    Synthes, Inc.............................................      434      53
    UBS A.G. (Registered)....................................    9,415   1,065
    Unaxis Holding A.G. (Registered) *.......................       75      21
    Xstrata PLC..............................................    3,896     155
    Zurich Financial Services A.G. (Registered) *............    1,311     297
                                                                        ------
                                                                         7,262
                                                                        ------
 United Kingdom - 19.5%
    3i Group PLC.............................................    5,087      84
    Acergy S.A. *............................................    2,350      35
    Aegis Group PLC..........................................   10,000      26
    Aggreko PLC..............................................    2,000      10
    Alliance Unichem PLC.....................................    2,607      45
    Amec PLC.................................................    3,047      21
    Amvescap PLC.............................................    8,309      81
    Anglo American PLC.......................................   12,924     521
    ARM Holdings PLC.........................................   13,295      29
    Associated British Ports Holdings PLC....................    3,396      49
    AstraZeneca PLC..........................................   14,351     758
    Aviva PLC................................................   21,811     303
    BAA PLC..................................................    9,828     160
    BAE Systems PLC..........................................   29,303     209
    Balfour Beatty PLC.......................................    5,394      34
    Barclays PLC.............................................   59,089     683
    Barratt Developments PLC.................................    2,976      51
    BBA Group PLC............................................    7,476      34
    Bellway PLC..............................................      656      14
    Berkeley Group Holdings PLC *............................    1,000      21
    BG Group PLC.............................................   32,141     427
    BHP Billiton PLC.........................................   22,469     441
    BOC Group PLC............................................    4,668     137
    Boots Group PLC +........................................    4,480      59

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 33 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                             NUMBER OF VALUE
                                                              SHARES   (000S)
                                                             --------- ------
COMMON STOCKS - 88.1% - CONTINUED
United Kingdom - 19.5% - (continued)
   BP PLC...................................................  188,057  $2,198
   Brambles Industries PLC..................................    6,692      54
   British Airways PLC *....................................    7,962      51
   British American Tobacco PLC.............................   14,316     358
   British Land Co. PLC.....................................    4,726     112
   British Sky Broadcasting PLC.............................   10,757     107
   BT Group PLC.............................................   76,128     333
   Bunzl PLC................................................    3,943      45
   Burberry Group PLC.......................................    5,569      45
   Cadbury Schweppes PLC....................................   19,220     184
   Capita Group PLC.........................................    7,184      61
   Carnival PLC.............................................    1,574      64
   Cattles PLC..............................................    3,000      20
   Centrica PLC.............................................   33,459     174
   Close Brothers Group PLC.................................    1,000      18
   Cobham PLC...............................................   15,632      50
   Collins Stewart Tullett PLC..............................    1,163      16
   Compass Group PLC........................................   22,857     101
   Corus Group PLC..........................................    9,165      67
   CSR PLC *................................................      824      22
   Daily Mail & General Trust, Class A......................    2,424      29
   Davis Service Group PLC..................................    1,666      14
   De La Rue PLC............................................    1,665      16
   Diageo PLC...............................................   25,967     426
   DSG International PLC....................................   16,973      62
   Electrocomponents PLC....................................    5,928      28
   Emap PLC.................................................    2,382      39
   EMI Group PLC............................................    9,507      49
   Enterprise Inns PLC......................................    3,014      53
   FirstGroup PLC...........................................    5,605      42
   FKI PLC..................................................    5,000      10
   Friends Provident PLC....................................   20,408      68
   Gallaher Group PLC.......................................    5,972      92
   GKN PLC..................................................    6,646      34
   GlaxoSmithKline PLC......................................   52,984   1,466
   Great Portland Estates PLC...............................    1,440      13
   Group 4 Securicor PLC....................................   14,959      49
   GUS PLC..................................................    9,017     156
   Hammerson PLC............................................    2,812      60
   Hanson PLC...............................................    6,666      81
   Hays PLC.................................................   14,009      42
   HBOS PLC.................................................   34,873     596
   HSBC Holdings PLC........................................  103,173   1,793
   ICAP PLC.................................................    5,184      48
   IMI PLC..................................................    3,000      28
   Imperial Chemical Industries PLC.........................   10,991      74
   Imperial Tobacco Group PLC...............................    6,404     196
   Inchcape PLC.............................................    3,540      29
   Intercontinental Hotels Group PLC........................    4,006      68
   International Power PLC..................................   13,590      74
   Intertek Group PLC.......................................      942      12
   Invensys PLC *...........................................   51,179      22
   Investec PLC.............................................      421      23
   ITV PLC..................................................   37,890      75
   Sainsbury (J.) PLC.......................................   12,560      75
   Johnson Matthey PLC......................................    1,927      49
   Kelda Group PLC..........................................    3,912      55
   Kesa Electricals PLC.....................................    4,842      27
   Kingfisher PLC...........................................   21,658      92
   Ladbrokes PLC............................................    5,990      45
   Land Securities Group PLC................................    4,273     145
   Legal & General Group PLC................................   59,220     142
   Liberty International PLC................................    2,700      53
   Lloyds TSB Group PLC.....................................   51,005     480
   LogicaCMG PLC............................................   12,972      42
   London Stock Exchange Group PLC +........................    2,397      50
   Man Group PLC............................................    3,079     135
   Marks & Spencer Group PLC................................   16,607     169
   Meggitt PLC..............................................    3,056      17
   MFI Furniture PLC........................................    5,000      11
   Misys PLC................................................    5,008      17
   Mitchells & Butlers PLC..................................    4,494      42
   National Express Group PLC...............................      630       9
   National Grid PLC........................................   24,711     280
   Next PLC.................................................    2,310      70
   Old Mutual PLC...........................................   47,545     150
   Pearson PLC..............................................    7,309      99
   Persimmon PLC............................................    2,581      58
   Pilkington PLC...........................................    8,974      27
   Provident Financial PLC..................................    3,018      34
   Prudential PLC...........................................   21,864     238
   Punch Taverns PLC........................................    2,473      40
   Rank Group PLC...........................................   10,272      40
   Reckitt Benckiser PLC....................................    5,585     205

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 34  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                      MAY 31, 2006 ( UNAUDITED)

                                                             NUMBER     VALUE
                                                            OF SHARES   (000S)
                                                            ---------- --------
COMMON STOCKS - 88.1% - CONTINUED
United Kingdom - 19.5% - (continued)
   Reed Elsevier PLC.......................................     11,774 $    114
   Rentokil Initial PLC....................................     16,728       45
   Reuters Group PLC.......................................     12,322       87
   Rexam PLC...............................................      6,109       55
   Rio Tinto PLC...........................................      9,678      536
   Rolls-Royce Group PLC *.................................     16,036      124
   Rolls-Royce Group PLC, Class B *........................    937,895        2
   Royal & Sun Alliance Insurance Group PLC................     27,872       67
   Royal Bank of Scotland Group PLC........................     28,972      934
   SABMiller PLC...........................................      8,282      155
   Sage Group PLC..........................................     11,855       51
   Schroders PLC...........................................        690       13
   Scottish & Newcastle PLC................................      7,240       67
   Scottish & Southern Energy PLC..........................      7,923      167
   Scottish Power PLC......................................     13,509      141
   Scottish Power PLC, Class B +...........................      6,592       44
   Serco Group PLC.........................................      4,000       24
   Severn Trent PLC........................................      3,208       68
   Signet Group PLC........................................     21,157       37
   Slough Estates PLC......................................      3,783       43
   Smith & Nephew PLC......................................      8,662       71
   Smiths Group PLC........................................      5,207       86
   Sportingbet PLC.........................................      2,104       17
   SSL International PLC...................................      2,000       10
   Stagecoach Group PLC....................................      7,144       14
   Tate & Lyle PLC.........................................      4,851       52
   Taylor Woodrow PLC......................................      6,604       41
   Tesco PLC...............................................     71,540      429
   TI Automotive Ltd., Class A *...........................      5,000       --
   Tomkins PLC.............................................      7,132       38
   Travis Perkins PLC......................................        951       27
   Trinity Mirror PLC......................................      2,462       23
   Unilever PLC............................................     11,231      251
   United Business Media PLC...............................      2,114       26
   United Utilities PLC....................................      7,953       98
   Vodafone Group PLC......................................    549,603    1,264
   Whitbread PLC...........................................      2,843       56
   William Hill PLC........................................      3,000       35
   Wimpey (George) PLC.....................................      4,217       36
   Wolseley PLC............................................      5,657      132
   WPP Group PLC...........................................     10,973      135
   Yell Group PLC..........................................      7,152       67
                                                                       --------
                                                                         22,757
                                                                       --------
Total Common Stocks
(Cost $87,189).............................................             103,032
                                                                       --------
PREFERRED STOCKS - 0. 2%
Germany - 0.2%
   Henkel KGaA.............................................        557       63
   Porsche A.G.............................................         68       66
   ProSieben SAT.1 Media A.G...............................        675       17
   RWE A.G.................................................        350       27
   Volkswagen A.G..........................................        891       45
                                                                       --------
                                                                            218
                                                                       --------
Total Preferred Stocks
(Cost $138)................................................                 218
                                                                       --------
INVESTMENT COMPANY - 12.5%
   Northern Institutional Funds - Liquid Assets Portfolio
     /(1)/................................................. 14,658,445   14,658
                                                                       --------
Total Investment Company
(Cost $14,658).............................................              14,658
                                                                       --------
RIGHTS - 0.0%
Spain - 0.0%
   Abertis Infraestructuras S.A. *.........................      2,000        2
   Sacyr Vallehermoso S.A. *...............................      1,199        1
   Zeltia S.A. * +.........................................      1,267        1
                                                                       --------
Total Rights
(Cost $-)                                                                     4
                                                                       --------

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 35 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                           PRINCIPAL
                                                            AMOUNT    VALUE
                                                            (000S)    (000S)
                                                           --------- --------
SHORT-TERM INVESTMENTS - 8.2%
   Dexia Bank Belgium, Brussels,
   Eurodollar Time Deposit,
       5.09%, 6/1/06......................................  $8,842   $  8,842
   U.S. Treasury Bill, /(2)/
       4.72%, 9/21/06.....................................     745        734
                                                                     --------
Total Short-Term Investments
(Cost $9,576).............................................              9,576
                                                                     --------
Total Investments - 109.0%
(Cost $111,561)...........................................            127,488
                                                                     --------
   Liabilities less Other Assets - (9.0)%.................            (10,530)
                                                                     --------
NET ASSETS - 100.0%.......................................           $116,958

(1)Investment relates to cash collateral received from portfolio securities loaned.

(2)Security pledged as collateral to cover margin requirements for open futures contracts.

*  Non-Income Producing Security

+  Security is either wholly or partially on loan.

At May 31, 2006, the International Equity Index Portfolio had open futures contracts as follows:

                                         NOTIONAL                   UNREALIZED
                               NUMBER OF  AMOUNT  CONTRACT CONTRACT GAIN (LOSS)
TYPE                           CONTRACTS  (000S)  POSITION   EXP.     (000S)
----                           --------- -------- -------- -------- -----------
EuroStoxx-50..................    13       $605     Long     6/06      $(11)
FTSE 100......................     3        321     Long     6/06       (15)
Hang Seng Index...............     1        102     Long     6/06         1
Nikkei 225....................     1         78     Long     6/06        (1)
SPI 200.......................     3        283     Long     6/06        --
TOPIX Index...................     3        421     Long     6/06       (10)
                                                                       ----
Total.........................                                         $(36)

At May 31, 2006, the industry sectors for the International Equity Index Portfolio were:

                                                                 % OF LONG-TERM
INDUSTRY SECTOR                                                   INVESTMENTS
---------------                                                  --------------
Consumer Discretionary..........................................      12.0%
Consumer Staples................................................       7.4
Energy..........................................................       8.0
Financials......................................................      28.8
Health Care.....................................................       7.8
Industrials.....................................................      11.0
Information Technology..........................................       5.8
Materials.......................................................       8.6
Telecommunication Services......................................       5.4
Utilities.......................................................       5.2
                                                                     -----
Total...........................................................     100.0%

At May 31, 2006, the International Equity Index Portfolio's investments were denominated in the following currencies:

                                                                 % OF LONG-TERM
CONCENTRATION BY CURRENCY                                         INVESTMENTS
-------------------------                                        --------------
Euro............................................................      32.6%
Japanese Yen....................................................      24.6
British Pound...................................................      24.1
Swiss Franc.....................................................       6.8
Australian Dollar...............................................       5.3
All other currencies less than 5%...............................       6.6
                                                                     -----
Total...........................................................     100.0%

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 36  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

At May 31, 2006, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

                        AMOUNT                  AMOUNT
CONTRACTS               (LOCAL                  (LOCAL              UNREALIZED
TO DELIVER             CURRENCY) IN EXCHANGE   CURRENCY) SETTLEMENT GAIN (LOSS)
CURRENCY                (000S)   FOR CURRENCY   (000S)      DATE      (000S)
--------               --------- ------------- --------- ---------- -----------
Australian Dollar.....      642  U.S. Dollar        486    6/1/06      $  3
Euro..................       28  U.S. Dollar         36    6/1/06        --
Japanese Yen..........    2,400  U.S. Dollar         21    6/1/06        --
New Zealand Dollar....       10  U.S. Dollar          6    6/1/06        --
Norwegian Krone.......       40  U.S. Dollar          7    6/1/06        --
British Pound.........    1,417  U.S. Dollar      2,631    6/1/06       (19)
Euro..................    1,398  U.S. Dollar      1,700   6/20/06       (94)
Japanese Yen..........  105,716  U.S. Dollar        900   6/20/06       (42)
British Pound.........      399  U.S. Dollar        700   6/20/06       (46)
U.S. Dollar...........    2,450  Euro             2,000   6/20/06       117
U.S. Dollar...........    1,298  Japanese Yen   150,000   6/20/06        38
U.S. Dollar...........    1,056  British Pound      600   6/20/06        67
                                                                       ----
Total.................                                                 $ 24

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 37 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
SMALL COMPANY GROWTH PORTFOLIO

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- ------
COMMON STOCKS - 99.5%
Advertising - 0.8%
   Ventiv Health, Inc. * +..................................     875    $ 26
                                                                        ----
Aerospace/Defense - 2.1%
   Armor Holdings, Inc. *...................................     550      31
   BE Aerospace, Inc. *.....................................   1,825      41
                                                                        ----
                                                                          72
                                                                        ----
Apparel - 3.9%
   Guess?, Inc. * +.........................................     875      36
   Gymboree Corp. *.........................................   1,100      39
   Steven Madden Ltd. *.....................................     825      26
   Wolverine World Wide, Inc................................   1,475      34
                                                                        ----
                                                                         135
                                                                        ----
Auto Parts & Equipment - 0.8%
   Tenneco Automotive, Inc. * +.............................   1,150      27
                                                                        ----
Banks - 2.4%
   East-West Bancorp, Inc...................................     500      20
   First State Bancorporation of New Mexico +...............   1,250      29
   Integra Bank Corp. +.....................................   1,475      33
                                                                        ----
                                                                          82
                                                                        ----
Biotechnology - 1.6%
   Digene Corp. * +.........................................     750      28
   Exelixis, Inc. * +.......................................   1,625      17
   Regeneron Pharmaceuticals, Inc. * +......................     825      11
                                                                        ----
                                                                          56
                                                                        ----
Building Materials - 3.4%
   Comfort Systems USA, Inc. +..............................     104       1
   Goodman Global, Inc. *...................................   1,049      18
   Lennox International, Inc................................   1,200      34
   NCI Building Systems, Inc. *.............................     625      38
   Universal Forest Products, Inc. +........................     400      26
                                                                        ----
                                                                         117
                                                                        ----
Chemicals - 0.8%
   Fuller (H.B.) Co.........................................     550      26
                                                                        ----
Commercial Services - 2.9%
   AMN Healthcare Services, Inc. *..........................   1,600      31
   Labor Ready, Inc. *......................................   1,450      34
   Parexel International Corp. *............................   1,250      36
                                                                        ----
                                                                         101
                                                                        ----
Computers - 2.5%
   Ansoft Corp. *...........................................   1,625      32
   Brocade Communications Systems, Inc. *...................   5,800      35
   Palm, Inc. * +...........................................   1,200      20
                                                                        ----
                                                                          87
                                                                        ----
Cosmetics/Personal Care - 0.5%
   Parlux Fragrances, Inc. * +..............................     675      19
                                                                        ----
Distribution/Wholesale - 0.9%
   Brightpoint, Inc. * +....................................   1,400      30
                                                                        ----
Diversified Financial Services - 1.8%
   Advanta Corp., Class B +.................................     925      34
   Calamos Asset Management, Inc., Class A..................     875      28
                                                                        ----
                                                                          62
                                                                        ----
Electrical Components & Equipment - 2.5%
   Advanced Energy Industries, Inc. *.......................   1,950      27
   Encore Wire Corp. * +....................................     650      25
   Superior Essex, Inc. *...................................   1,000      34
                                                                        ----
                                                                          86
                                                                        ----
Electronics - 4.4%
   Cymer, Inc. * +..........................................     800      37
   Molecular Devices Corp. * +..............................   1,050      30
   NAM TAI Electronics, Inc.................................   1,050      24
   Rofin-Sinar Technologies, Inc. * +.......................     475      26
   Varian, Inc. *...........................................     775      34
                                                                        ----
                                                                         151
                                                                        ----
Energy - Alternate Sources - 0.5%
   Aventine Renewable Energy Holdings, Inc. * + /(1)(2)/....     200       3
   MGP Ingredients, Inc. +..................................     475      13
                                                                        ----
                                                                          16
                                                                        ----
Engineering & Construction - 0.8%
   EMCOR Group, Inc. * +....................................     600      29
                                                                        ----
Environmental Control - 0.5%
   Metal Management, Inc....................................     600      19
                                                                        ----
Hand/Machine Tools - 0.9%
   Regal-Beloit Corp........................................     675      32
                                                                        ----
Healthcare - Products - 5.5%
   American Medical Systems Holdings, Inc. *................   1,225      24
   Datascope Corp...........................................     825      28
   Haemonetics Corp. of Massachusetts *.....................     725      37
   Intuitive Surgical, Inc. *...............................     275      31
   Meridian Bioscience, Inc. +..............................   1,275      30
   Palomar Medical Technologies, Inc. * +...................     850      38
   Visicu, Inc. * +.........................................     200       4
                                                                        ----
                                                                         192
                                                                        ----

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 38  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- ------
COMMON STOCKS - 99.5% - CONTINUED
Healthcare - Services - 5.0%
   Magellan Health Services, Inc. *.........................     825    $ 33
   Pediatrix Medical Group, Inc. *..........................     925      43
   Res-Care, Inc. * +.......................................   1,725      34
   Sierra Health Services, Inc. *...........................     725      30
   United Surgical Partners International, Inc. * +.........   1,100      34
                                                                        ----
                                                                         174
                                                                        ----
Home Builders - 0.8%
   Champion Enterprises, Inc. * +...........................   2,325      28
                                                                        ----
Insurance - 2.9%
   Delphi Financial Group, Inc., Class A....................     600      32
   Ohio Casualty Corp. +....................................   1,175      35
   Selective Insurance Group, Inc. +........................     600      32
                                                                        ----
                                                                          99
                                                                        ----
Internet - 4.9%
   Digital Insight Corp. *..................................   1,100      35
   Digital River, Inc. * +..................................   1,025      45
   Internet Security Systems, Inc. * +......................   1,550      32
   TriZetto Group, Inc. * +.................................   2,075      30
   Websense, Inc. *.........................................   1,250      28
                                                                        ----
                                                                         170
                                                                        ----
Iron/Steel - 2.2%
   Carpenter Technology Corp. +.............................     200      23
   Chaparral Steel Co. * +..................................     425      26
   Steel Dynamics, Inc. +...................................     450      26
                                                                        ----
                                                                          75
                                                                        ----
Leisure Time - 0.8%
   Ambassadors Group, Inc. +................................   1,100      29
                                                                        ----
Machinery - Diversified - 1.4%
   Middleby Corp. * +.......................................     300      27
   Wabtec Corp. +...........................................     600      21
                                                                        ----
                                                                          48
                                                                        ----
Metal Fabrication/Hardware - 4.8%
   Commercial Metals Co.....................................   1,100      27
   Kaydon Corp. +...........................................     725      30
   Mueller Industries, Inc..................................   1,000      33
   NS Group, Inc. * +.......................................     675      34
   Quanex Corp..............................................   1,100      43
                                                                        ----
                                                                         167
                                                                        ----
Miscellaneous Manufacturing - 3.5%
   Barnes Group, Inc. +.....................................     700      29
   Crane Co. +..............................................     725      29
   EnPro Industries, Inc. * +...............................     950      33
   Trinity Industries, Inc. +...............................     475      30
                                                                        ----
                                                                         121
                                                                        ----
Oil & Gas - 3.6%
   Frontier Oil Corp........................................     300      17
   Giant Industries, Inc. *.................................     500      32
   St. Mary Land & Exploration Co. +........................   1,050      41
   Todco, Class A *.........................................     775      34
                                                                        ----
                                                                         124
                                                                        ----
Oil & Gas Services - 4.0%
   Global Industries Ltd. * +...............................   2,675      52
   Lone Star Technologies, Inc. * +.........................     600      29
   SEACOR Holdings, Inc. *..................................     275      22
   Veritas DGC, Inc. * +....................................     750      36
                                                                        ----
                                                                         139
                                                                        ----
Pharmaceuticals - 0.7%
   Penwest Pharmaceuticals Co. * +..........................     750      14
   Tanox, Inc. * +..........................................     675      10
                                                                        ----
                                                                          24
                                                                        ----
Retail - 8.4%
   Cato (The) Corp., Class A................................   1,600      38
   Charlotte Russe Holding, Inc. *..........................   1,725      37
   Domino's Pizza, Inc. +...................................   1,225      29
   Dress Barn, Inc. * +.....................................   1,425      33
   Hibbett Sporting Goods, Inc. *...........................   1,175      30
   McCormick & Schmick's Seafood Restaurants, Inc. *........   1,375      33
   Ruth's Chris Steak House * +.............................   1,350      27
   Select Comfort Corp. * +.................................   1,075      35
   Shoe Carnival, Inc. * +..................................   1,250      29
                                                                        ----
                                                                         291
                                                                        ----
Savings & Loans - 0.9%
   First Place Financial Corp. of Ohio +....................   1,300      30
                                                                        ----
Semiconductors - 5.8%
   Cirrus Logic, Inc. * +...................................   3,125      26
   Emulex Corp. *...........................................   2,025      36
   Mattson Technology, Inc. *...............................   2,075      19
   Netlogic Microsystems, Inc. * +..........................     700      23
   Omnivision Technologies, Inc. * +........................     800      23
   Silicon Image, Inc. *....................................   2,450      23
   Silicon Laboratories, Inc. * +...........................     650      25

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 39 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                               MAY 31, 2006 (UNAUDITED)
SMALL COMPANY GROWTH PORTFOLIO (continued)

                                                             NUMBER     VALUE
                                                            OF SHARES   (000S)
                                                            ---------- -------
COMMON STOCKS - 99.5% - CONTINUED
Semiconductors - 5.8% - (continued)
   Zoran Corp. *...........................................      1,000 $    25
                                                                       -------
                                                                           200
                                                                       -------
Software - 5.0%
   Blackboard, Inc. * +....................................      1,225      32
   Informatica Corp. * +...................................      2,250      32
   Lawson Software, Inc. * +...............................      4,275      29
   Per-Se Technologies, Inc. * +...........................      1,400      35
   Transaction Systems Architects, Inc. *..................      1,150      45
                                                                       -------
                                                                           173
                                                                       -------
Telecommunications - 3.2%
   Anixter International, Inc. +...........................        925      45
   CommScope, Inc. * +.....................................      1,325      39
   Time Warner Telecom, Inc., Class A * +..................      1,725      26
                                                                       -------
                                                                           110
                                                                       -------
Transportation - 2.1%
   HUB Group, Inc., Class A *..............................        700      33
   Universal Truckload Services, Inc. * +..................      1,225      40
                                                                       -------
                                                                            73
                                                                       -------
Total Common Stocks
(Cost $3,292)                                                            3,440
                                                                       -------
INVESTMENT COMPANY - 45.6%
   Northern Institutional Funds - Liquid Assets Portfolio
     /(3)/.................................................  1,575,808   1,576
                                                                       -------
Total Investment Company
(Cost $1,576)                                                            1,576
                                                                       -------
                                                            PRINCIPAL
                                                             AMOUNT     VALUE
                                                             (000S)     (000S)
                                                            ---------- -------
SHORT-TERM INVESTMENT - 0.8%
   Dexia Bank Belgium, Brussels, Eurodollar Time Deposit,
     5.09%, 6/1/06......................................... $       26      26
                                                                       -------
Total Short-Term Investment
(Cost $26).................................................                 26
                                                                       -------
Total Investments - 145.9%
(Cost $4,894)..............................................              5,042
   Liabilities less Other Assets - (45.9)%.................             (1,586)
                                                                       -------
NET ASSETS - 100.0%........................................            $ 3,456

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2) Restricted security that has been deemed illiquid. At May 31, 2006, the value of this restricted illiquid security amounted to approximately $3,000 or 0.1% of net assets. Additional information on this restricted illiquid security is as follows:

                                                        ACQUISITION ACQUISITION
SECURITY                                                   DATE     COST (000S)
--------                                                ----------- -----------
Aventine Renewable Energy Holdings, Inc................   5/12/06       $8

(3) Investment relates to cash collateral received from portfolio securities loaned.

*   Non-Income Producing Security

+   Security is either wholly or partially on loan.

At May 31, 2006, the industry sectors for the Small Company Growth Portfolio were:

                                                             % OF LONG-TERM
INDUSTRY SECTOR                                               INVESTMENTS
---------------                                              --------------
Consumer Discretionary......................................      14.9%
Consumer Staples............................................       0.9
Energy......................................................       8.6
Financials..................................................       8.0
Health Care.................................................      19.5
Industrials.................................................      18.8
Information Technology......................................      23.0
Materials...................................................       5.5
Telecommunication Services..................................       0.8
                                                                 -----
Total.......................................................     100.0%

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 40  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                             EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                               MAY 31, 2006 (UNAUDITED)
SMALL COMPANY INDEX PORTFOLIO

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.7%
Advertising - 0.3%
   Advo, Inc. +...............................................   1,980    $ 53
   Catalina Marketing Corp....................................   3,089      90
   Greenfield Online, Inc. * +................................   1,200       9
   Marchex, Inc., Class B * +.................................   1,100      19
   ValueVision Media, Inc., Class A * +.......................   1,431      18
   Ventiv Health, Inc. * +....................................   1,795      53
                                                                          ----
                                                                           242
                                                                          ----
Aerospace/Defense - 1.3%
   AAR Corp. * +..............................................   2,243      54
   Argon ST, Inc. * +.........................................     468      13
   Armor Holdings, Inc. * +...................................   1,971     113
   BE Aerospace, Inc. *.......................................   4,363      97
   Curtiss-Wright Corp. +.....................................   2,288      77
   DRS Technologies, Inc. +...................................   2,335     124
   EDO Corp. +................................................   1,161      31
   Esterline Technologies Corp. *.............................   1,306      54
   GenCorp, Inc. * +..........................................   2,876      52
   Heico Corp. +..............................................   1,147      35
   Herley Industries, Inc. * +................................     693      13
   Innovative Solutions & Support, Inc. * +...................     767      10
   K&F Industries Holdings, Inc. *............................     700      13
   Kaman Corp. +..............................................   1,090      20
   Moog, Inc., Class A * +....................................   1,885      66
   MTC Technologies, Inc. * +.................................     604      17
   Orbital Sciences Corp. *...................................   2,877      43
   Sequa Corp., Class A *.....................................     326      26
   Teledyne Technologies, Inc. * +............................   1,816      62
   Triumph Group, Inc. * +....................................     801      38
   United Industrial Corp. of New York +......................     581      29
                                                                          ----
                                                                           987
                                                                          ----
Agriculture - 0.3%
   Alico, Inc. +..............................................     192      10
   Alliance One International, Inc. +.........................   4,578      20
   Andersons (The), Inc. +....................................     500      52
   Delta & Pine Land Co. +....................................   2,211      63
   Maui Land & Pineapple Co., Inc. * +........................     152       5
   Tejon Ranch Co. * +........................................     401      17
   Universal Corp. of Virginia +..............................   1,675      62
   Vector Group Ltd. +........................................   1,499      25
                                                                          ----
                                                                           254
                                                                          ----
Airlines - 0.6%
   Airtran Holdings, Inc. * +.................................   4,712      58
   Alaska Air Group, Inc. *...................................   2,231      86
   Continental Airlines, Inc., Class B * +....................   4,715     117
   ExpressJet Holdings, Inc. * +..............................   2,327      14
   Frontier Airlines, Inc. * +................................   2,084      13
   Mesa Air Group, Inc. * +...................................   2,416      23
   Pinnacle Airlines Corp. * +................................   1,100       8
   Republic Airways Holdings, Inc. *..........................     800      12
   Skywest, Inc...............................................   3,824      89
                                                                          ----
                                                                           420
                                                                          ----
Apparel - 1.0%
   Carter's, Inc. *...........................................   1,100      64
   Cherokee, Inc. +...........................................     323      12
   CROCS, Inc. * +............................................     700      16
   Deckers Outdoor Corp. *....................................     654      23
   DHB Industries, Inc. * +...................................   1,662       1
   Guess?, Inc. * +...........................................   1,000      42
   Gymboree Corp. *...........................................   2,016      71
   Hartmarx Corp. * +.........................................   1,358      10
   K-Swiss, Inc., Class A +...................................   1,314      35
   Kellwood Co................................................   1,692      53
   Maidenform Brands, Inc. *..................................     700       9
   Oxford Industries, Inc. +..................................     798      32
   Perry Ellis International, Inc. *..........................     436      11
   Phillips-Van Heusen Corp...................................   2,464      87
   Russell Corp. +............................................   1,635      30
   Skechers U.S.A., Inc., Class A * +.........................   1,231      33
   Steven Madden Ltd. * +.....................................   1,200      39
   Stride Rite Corp. +........................................   1,877      24
   Volcom, Inc. * +...........................................     132       4
   Warnaco Group (The), Inc. *................................   2,521      45
   Weyco Group, Inc...........................................     304       6
   Wolverine World Wide, Inc..................................   3,262      75
                                                                          ----
                                                                           722
                                                                          ----
Auto Manufacturers - 0.1%
   A.S.V., Inc. * +...........................................   1,208      25
   Wabash National Corp. +....................................   1,635      27
                                                                          ----
                                                                            52
                                                                          ----
Auto Parts & Equipment - 0.7%
   Accuride Corp. * +.........................................     600       7
   Aftermarket Technology Corp. *.............................   1,168      28
   American Axle & Manufacturing Holdings, Inc. +.............   2,600      46
   ArvinMeritor, Inc. +.......................................   4,000      67

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 41 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Auto Parts & Equipment - 0.7% - (continued)
   Bandag, Inc. +.............................................     578    $ 22
   Commercial Vehicle Group, Inc. * +.........................     800      16
   Cooper Tire & Rubber Co. +.................................   4,041      46
   Hayes Lemmerz International, Inc. * +......................   2,400       6
   Keystone Automotive Industries, Inc. *.....................     861      35
   Modine Manufacturing Co. +.................................   1,737      41
   Noble International Ltd. +.................................     750      12
   Standard Motor Products, Inc. +............................     700       5
   Strattec Security Corp. *..................................     184       8
   Superior Industries International, Inc. +..................   1,634      30
   Tenneco Automotive, Inc. * +...............................   2,592      62
   Titan International, Inc. +................................   1,166      22
   Visteon Corp. * +..........................................   6,925      51
                                                                          ----
                                                                           504
                                                                          ----
Banks - 7.3%
   1st Source Corp. +.........................................     687      20
   Alabama National Bancorp +.................................     718      48
   Amcore Financial, Inc. +...................................   1,141      34
   AmericanWest Bancorp +.....................................     631      15
   Ameris Bancorp +...........................................     694      15
   Ames National Corp. +......................................     300       7
   Arrow Financial Corp. +....................................     595      15
   Bancfirst Corp. +..........................................     318      14
   Bancorp Inc. of Delaware * +...............................     272       6
   BancorpSouth, Inc. +.......................................   4,900     128
   BancTrust Financial Group, Inc. +..........................     587      13
   Bank Mutual Corp. +........................................   3,159      37
   Bank of Granite Corp. +....................................     777      15
   Bank of the Ozarks, Inc. +.................................     608      20
   BankFinancial Corp. +......................................   1,000      16
   Banner Corp. +.............................................     597      22
   Boston Private Financial Holdings, Inc. +..................   2,282      68
   Camden National Corp. +....................................     369      14
   Capital City Bank Group, Inc. +............................     637      21
   Capital Corp. of the West +................................     456      15
   Capital Crossing Bank *....................................     200       5
   Capitol Bancorp Ltd. +.....................................     562      23
   Cardinal Financial Corp. +.................................   1,100      13
   Cascade Bancorp +..........................................   1,267      36
   Cathay General Bancorp, Inc. +.............................   2,909     104
   Centennial Bank Holdings, Inc. * +.........................   3,300      36
   Center Financial Corp. +...................................     640      15
   Central Pacific Financial Corp. +..........................   1,997      72
   Chemical Financial Corp. +.................................   1,310      38
   Chittenden Corp............................................   2,876      78
   Citizens & Northern Corp. +................................     303       6
   Citizens Banking Corp. of Michigan +.......................   2,208      59
   City Holding Co. +.........................................     953      34
   CityBank Lynwood of Washington +...........................     465      21
   Coastal Financial Corp. +..................................   1,030      13
   CoBiz, Inc. +..............................................     806      17
   Colony Bankcorp, Inc.......................................     200       4
   Columbia Banking System, Inc. +............................     871      29
   Commercial Bankshares, Inc. of Florida +...................     228       8
   Community Bank System, Inc. +..............................   1,626      32
   Community Banks, Inc. +....................................   1,242      32
   Community Trust Bancorp, Inc. +............................     745      25
   Corus Bankshares, Inc. +...................................   2,444      69
   CVB Financial Corp. +......................................   2,990      48
   Enterprise Financial Services Corp. * +....................     300       8
   EuroBancshares, Inc. * +...................................     400       4
   Farmers Capital Bank Corp. +...............................     309       9
   Financial Institutions, Inc. +.............................     485       9
   First Bancorp of North Carolina +..........................     672      14
   First BanCorp of Puerto Rico +.............................   3,600      38
   First Busey Corp. +........................................     813      17
   First Charter Corp. +......................................   1,562      37
   First Citizens Bancshares, Inc., Class A +.................     299      56
   First Commonwealth Financial Corp. +.......................   4,780      63
   First Community Bancorp of California +....................   1,200      70
   First Community Bancshares, Inc. of Virginia +.............     499      16
   First Financial Bancorp +..................................   1,700      28
   First Financial Bankshares, Inc. +.........................     934      33
   First Financial Corp. of Indiana +.........................     766      23
   First Indiana Corp. +......................................     675      18
   First Merchants Corp. +....................................     938      22
   First Midwest Bancorp, Inc. of Illinois +..................   3,000     105
   First Oak Brook Bancshares, Inc............................     300      11
   First Regional Bancorp of California * +...................     149      13
   First Republic Bank of California +........................   1,368      57
   First South Bancorp, Inc. of North Carolina +..............     126       4
   First State Bancorporation of New Mexico +.................     898      21
   FNB Corp. of Pennsylvania +................................   3,000      48
   FNB Corp. of Virginia +....................................     430      15

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 42  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Banks - 7.3% - (continued)
   Fremont General Corp. +....................................   3,800    $ 77
   Frontier Financial Corp. +.................................   1,253      43
   GB&T Bancshares, Inc. +....................................     520      11
   Glacier Bancorp, Inc. +....................................   1,597      47
   Great Southern Bancorp, Inc. +.............................     535      14
   Greater Bay Bancorp........................................   3,104      93
   Greene County Bancshares, Inc. +...........................     384      12
   Hancock Holding Co.........................................   1,752      95
   Hanmi Financial Corp.......................................   2,082      40
   Harleysville National Corp. +..............................   1,474      29
   Heartland Financial USA, Inc. +............................     610      15
   Heritage Commerce Corp. +..................................     562      14
   IBERIABANK Corp............................................     463      28
   Independent Bank Corp. of Massachusetts....................     788      25
   Independent Bank Corp. of Michigan +.......................   1,636      44
   Integra Bank Corp. +.......................................     776      18
   Interchange Financial Services Corp.of New Jersey +........   1,013      23
   Irwin Financial Corp. +....................................   1,069      22
   Lakeland Bancorp, Inc. +...................................   1,046      15
   Lakeland Financial Corp. +.................................     708      16
   Macatawa Bank Corp. +......................................     518      17
   Main Street Banks, Inc. +..................................     820      23
   MainSource Financial Group, Inc............................     587      10
   MB Financial, Inc..........................................   1,583      57
   MBT Financial Corp. +......................................     843      14
   Mercantile Bank Corp. +....................................     381      15
   Mid-State Bancshares +.....................................   1,175      31
   Midwest Banc Holdings, Inc. +..............................     672      15
   Nara Bancorp, Inc. +.......................................   1,113      22
   National Penn Bancshares, Inc. +...........................   2,210      42
   NBC Capital Corp. +........................................     316       6
   NBT Bancorp, Inc. +........................................   1,797      40
   Northern Empire Bancshares * +.............................     315       7
   Old National Bancorp of Indiana +..........................   3,515      67
   Old Second Bancorp, Inc. +.................................     722      22
   Omega Financial Corp. +....................................     683      22
   Oriental Financial Group, Inc. +...........................   1,208      15
   Pacific Capital Bancorp +..................................   3,015     104
   Park National Corp. +......................................     645      61
   Peapack Gladstone Financial Corp. +........................     494      12
   Peoples Bancorp, Inc. of Ohio..............................     547      16
   Pinnacle Financial Partners, Inc. * +......................     300       8
   Placer Sierra Bancshares +.................................     300       7
   Preferred Bank of California +.............................     325      17
   Premierwest Bancorp, +.....................................     630       9
   PrivateBancorp, Inc. +.....................................   1,200      53
   Prosperity Bancshares, Inc.................................   1,667      54
   Provident Bankshares Corp. +...............................   1,701      60
   R & G Financial Corp., Class B +...........................   1,523      14
   Renasant Corp. +...........................................     575      22
   Republic Bancorp, Inc. of Kentucky, Class A +..............     385       8
   Republic Bancorp, Inc. of Michigan +.......................   5,228      57
   Royal Bancshares of Pennsylvania, Inc Class A +............     341       8
   S & T Bancorp, Inc.........................................   1,363      47
   Sandy Spring Bancorp, Inc. +...............................     774      27
   Santander BanCorp +........................................     371       9
   SCBT Financial Corp. +.....................................     540      18
   Seacoast Banking Corp. of Florida +........................     705      20
   Security Bank Corp. of Georgia +...........................     672      15
   Sierra Bancorp +...........................................     364       9
   Signature Bank of New York *...............................     900      32
   Simmons First National Corp., Class A +....................     776      20
   Southside Bancshares, Inc. +...............................     714      14
   Southwest Bancorp, Inc. of Oklahoma +......................     696      17
   State Bancorp, Inc. of New York +..........................     542       9
   Sterling Bancorp of New York...............................     970      18
   Sterling Bancshares, Inc. +................................   3,164      54
   Sterling Financial Corp. of Pennsylvania +.................   1,416      30
   Suffolk Bancorp +..........................................     552      17
   Summit Bancshares, Inc. of Texas +.........................     400       8
   Sun Bancorp, Inc. of New Jersey * +........................     657      11
   Superior Bancorp * +.......................................     192       2
   Susquehanna Bancshares, Inc................................   3,135      72
   SVB Financial Group *......................................   2,246     108
   SY Bancorp, Inc. +.........................................     671      17
   Taylor Capital Group, Inc. +...............................     241      10
   Texas Capital Bancshares, Inc. * +.........................   1,200      28
   Texas Regional Bancshares, Inc., Class A +.................   2,955      93
   Tompkins Trustco, Inc. +...................................     490      20
   Trico Bancshares +.........................................     642      17
   Trustco Bank Corp. of New York +...........................   4,078      45
   Trustmark Corp.............................................   2,400      72
   UCBH Holdings, Inc. +......................................   5,765     102
   UMB Financial Corp.........................................   1,578      51

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 43 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Banks - 7.3% - (continued)
   Umpqua Holdings Corp. +....................................   2,882   $   76
   Union Bankshares Corp. of Virginia +.......................     461       18
   United Bankshares, Inc. +..................................   1,900       67
   United Community Banks, Inc. of Georgia +..................   1,630       49
   Univest Corp. of Pennsylvania +............................     600       16
   USB Holding Co., Inc. +....................................     620       14
   Vineyard National Bancorp +................................     493       13
   Virginia Commerce Bancorp * +..............................     796       20
   Virginia Financial Group, Inc. +...........................     433       17
   W. Holding Co., Inc. +.....................................   5,600       42
   Washington Trust Bancorp, Inc. +...........................     596       15
   WesBanco, Inc. +...........................................   1,201       36
   West Bancorp +.............................................     850       14
   West Coast Bancorp of Oregon +.............................     825       22
   Westamerica Bancorporation +...............................   2,108      102
   Western Sierra Bancorp +...................................     359       15
   Wilshire Bancorp, Inc. +...................................   1,300       23
   Wintrust Financial Corp. +.................................   1,499       77
   Yardville National Bancorp +...............................     472       17
                                                                         ------
                                                                          5,380
                                                                         ------
Beverages - 0.3%
   Boston Beer Co., Inc., Class A * +.........................     496       13
   Coca-Cola Bottling Co. Consolidated +......................     265       13
   Farmer Bros. Co............................................     300        6
   Green Mountain Coffee, Inc. * +............................     200        8
   Hansen Natural Corp. *.....................................     800      148
   Peet's Coffee & Tea, Inc. *................................     705       21
                                                                         ------
                                                                            209
                                                                         ------
Biotechnology - 2.2%
   Aastrom Biosciences, Inc. * +..............................   5,200        7
   Alexion Pharmaceuticals, Inc. * +..........................   1,936       63
   Applera Corp. (Celera Genomics Group) * +..................   4,048       45
   Arena Pharmaceuticals, Inc. * +............................   2,630       36
   Ariad Pharmaceuticals, Inc. * +............................   3,298       17
   Arqule, Inc. * +...........................................   1,800       10
   Barrier Therapeutics, Inc. * +.............................   1,100        6
   Bio-Rad Laboratories, Inc., Class A *......................     900       60
   Cambrex Corp...............................................   1,329       27
   Cell Genesys, Inc. * +.....................................   2,456       15
   Coley Pharmaceutical Group, Inc. * +.......................     300        4
   Cotherix, Inc. *...........................................     700        5
   CuraGen Corp. * +..........................................   2,930       11
   Curis, Inc. * +............................................   2,900        5
   Decode Genetics, Inc. * +..................................   3,029       21
   Digene Corp. *.............................................   1,102       41
   Diversa Corp. * +..........................................   1,594       15
   Encysive Pharmaceuticals, Inc. * +.........................   3,967       17
   Enzo Biochem, Inc. * +.....................................   1,578       16
   Enzon Pharmaceuticals, Inc. *..............................   2,452       18
   Exelixis, Inc. * +.........................................   4,431       48
   Genitope Corp. * +.........................................   1,200        9
   Geron Corp. * +............................................   3,315       23
   Human Genome Sciences, Inc. * +............................   7,300       80
   ICOS Corp. *...............................................   3,900       79
   Illumina, Inc. * +.........................................   2,200       60
   Immunogen, Inc. * +........................................   2,118        8
   Incyte Corp. *.............................................   4,240       18
   Integra LifeSciences Holdings Corp. *......................   1,046       40
   InterMune, Inc. * +........................................   1,366       22
   Keryx Biopharmaceuticals, Inc. * +.........................   1,449       21
   Lexicon Genetics, Inc. * +.................................   3,390       17
   Lifecell Corp. * +.........................................   1,916       52
   Martek Biosciences Corp. * +...............................   1,800       46
   Maxygen, Inc. * +..........................................   1,284       10
   Momenta Pharmaceuticals, Inc. * +..........................     600        9
   Monogram Biosciences, Inc. * +.............................   6,300       12
   Myogen, Inc. * +...........................................   1,100       34
   Myriad Genetics, Inc. * +..................................   2,376       62
   Nanogen, Inc. * +..........................................   3,200        7
   Nektar Therapeutics * +....................................   5,200      104
   Northfield Laboratories, Inc. * +..........................   1,229       11
   Orchid Cellmark, Inc. *....................................   1,200        5
   Regeneron Pharmaceuticals, Inc. *..........................   1,731       22
   Savient Pharmaceuticals, Inc. * +..........................   3,310       19
   Seattle Genetics, Inc. * +.................................   1,424        6
   Serologicals Corp. * +.....................................   2,189       68
   StemCells, Inc. * +........................................   3,200        7
   SuperGen, Inc. * +.........................................   3,641       15
   Telik, Inc. * +............................................   3,112       50
   Vertex Pharmaceuticals, Inc. * +...........................   6,009      207
                                                                         ------
                                                                          1,610
                                                                         ------
Building Materials - 1.0%
   AAON, Inc. * +.............................................     480       11

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 44  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Building Materials - 1.0% - (continued)
   Apogee Enterprises, Inc....................................   1,455   $   22
   Builders FirstSource, Inc. * +.............................     400        8
   Comfort Systems USA, Inc. +................................   2,200       29
   Drew Industries, Inc. *....................................     780       25
   Eagle Materials, Inc.......................................   3,123      152
   ElkCorp +..................................................   1,026       29
   Genlyte Group, Inc. *......................................   1,284       90
   Interline Brands, Inc. * +.................................     590       14
   Lennox International, Inc. +...............................   3,020       86
   LSI Industries, Inc. +.....................................   1,138       17
   NCI Building Systems, Inc. * +.............................   1,313       80
   Simpson Manufacturing Co., Inc. +..........................   1,872       65
   Texas Industries, Inc......................................   1,318       64
   Trex Co., Inc. * +.........................................     624       17
   Universal Forest Products, Inc.............................   1,006       66
                                                                         ------
                                                                            775
                                                                         ------
Chemicals - 1.7%
   American Vanguard Corp. +..................................     800       15
   Arch Chemicals, Inc. +.....................................   1,216       42
   Balchem Corp. +............................................     600       12
   CF Industries Holdings, Inc................................   2,214       38
   Ferro Corp. +..............................................   2,293       40
   Fuller (H.B.) Co...........................................   1,756       85
   Georgia Gulf Corp..........................................   1,964       63
   Grace (W.R.) & Co. * +.....................................   3,434       49
   Hercules, Inc. *...........................................   6,774      105
   Innospec, Inc. +...........................................     730       18
   Kronos Worldwide, Inc......................................     215        6
   MacDermid, Inc. +..........................................   1,558       49
   Minerals Technologies, Inc.................................   1,306       76
   NewMarket Corp.............................................   1,075       52
   NL Industries, Inc. +......................................     498        6
   Olin Corp..................................................   4,406       78
   OM Group, Inc. * +.........................................   1,734       55
   Pioneer Cos., Inc. * +.....................................     600       17
   PolyOne Corp. *............................................   5,056       48
   Rockwood Holdings, Inc. * +................................   1,000       24
   Schulman (A.), Inc.........................................   1,554       38
   Sensient Technologies Corp. +..............................   2,573       52
   Spartech Corp..............................................   1,670       38
   Stepan Co. +...............................................     243        7
   Symyx Technologies, Inc. *.................................   1,630       44
   Terra Industries, Inc. * +.................................   5,800       43
   Tronox, Inc., Class B +....................................   2,700       35
   UAP Holding Corp...........................................   1,800       42
   Wellman, Inc. +............................................   1,801        8
   Westlake Chemical Corp.....................................     700       22
   Zoltek Cos., Inc. * +......................................     800       22
                                                                         ------
                                                                          1,229
                                                                         ------
Coal - 0.2%
   Alpha Natural Resources, Inc. * +..........................   1,590       34
   Foundation Coal Holdings, Inc..............................   1,400       64
   James River Coal Co. * +...................................     799       25
                                                                         ------
                                                                            123
                                                                         ------
Commercial Services - 4.9%
   Aaron Rents, Inc. +........................................   2,035       55
   ABM Industries, Inc........................................   2,033       35
   ACE Cash Express, Inc. *...................................     600       16
   Administaff, Inc. +........................................   1,198       46
   Advance America Cash Advance Centers, Inc. +...............   3,480       53
   Advisory Board (The) Co. *.................................     979       51
   Albany Molecular Research, Inc. * +........................   1,389       14
   Alderwoods Group, Inc. *...................................   2,642       51
   AMN Healthcare Services, Inc. * +..........................   1,011       20
   Arbitron, Inc. +...........................................   2,009       80
   Bankrate, Inc. * +.........................................     610       28
   Banta Corp.................................................   1,278       63
   BearingPoint, Inc. *.......................................  10,500       84
   Bowne & Co., Inc. +........................................   1,757       25
   Bright Horizons Family Solutions, Inc. *...................   1,688       60
   CBIZ, Inc. * +.............................................   3,321       27
   CDI Corp. +................................................     664       20
   Central Parking Corp. +....................................     767       11
   Cenveo, Inc. * +...........................................   2,670       51
   Chemed Corp. +.............................................   1,548       83
   Clark, Inc. +..............................................     905       12
   Coinmach Service Corp., Class A............................     700        7
   Coinstar, Inc. *...........................................   1,411       33
   Consolidated Graphics, Inc. *..............................     684       35
   Corinthian Colleges, Inc. *................................   5,300       73
   Corrections Corp. of America * +...........................   2,383      122
   Corvel Corp. * +...........................................     257        6
   CoStar Group, Inc. *.......................................     995       53
   CRA International, Inc. * +................................     609       27

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 45 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Commercial Services - 4.9% - (continued)
   Cross Country Healthcare, Inc. * +.........................   1,713   $   30
   DeVry, Inc. *..............................................   3,000       73
   DiamondCluster International, Inc. * +.....................   1,500       14
   Dollar Thrifty Automotive Group *..........................   1,527       69
   Educate, Inc. * +..........................................     900        8
   Electro Rent Corp. * +.....................................     970       16
   Escala Group, Inc. * +.....................................     300        2
   Euronet Worldwide, Inc. * +................................   1,876       66
   Exponent, Inc. * +.........................................     325       10
   First Advantage Corp., Class A * +.........................     432       10
   Forrester Research, Inc. * +...............................     675       17
   FTI Consulting, Inc. * +...................................   2,019       53
   Gartner, Inc. * +..........................................   2,983       47
   Geo Group, Inc. * +........................................     688       26
   Gevity HR, Inc. +..........................................   1,552       42
   Global Cash Access, Inc. * +...............................     962       15
   H&E Equipment Services, Inc. *.............................     800       24
   Healthcare Services Group +................................   1,427       29
   Healthspring, Inc. *.......................................     700       12
   Heartland Payment Systems, Inc. * +........................     300        8
   Heidrick & Struggles International, Inc. * +...............   1,054       37
   Hooper Holmes, Inc. +......................................   3,505       11
   Hudson Highland Group, Inc. * +............................   1,349       16
   Huron Consulting Group, Inc. *.............................     244        7
   Jackson Hewitt Tax Service, Inc............................   1,800       59
   Kelly Services, Inc., Class A +............................     954       26
   Kenexa Corp. * +...........................................     215        7
   Kforce, Inc. * +...........................................   1,800       27
   Korn/Ferry International * +...............................   1,940       40
   Labor Ready, Inc. *........................................   2,674       62
   Landauer, Inc. +...........................................     515       24
   Learning Tree International, Inc. * +......................     544        5
   LECG Corp. *...............................................     800       14
   MAXIMUS, Inc. +............................................   1,050       33
   McGrath Rentcorp +.........................................   1,072       28
   Midas, Inc. * +............................................     896       19
   Monro Muffler, Inc.........................................     619       22
   Morningstar, Inc. * +......................................     400       17
   MPS Group, Inc. *..........................................   5,493       83
   Navigant Consulting, Inc. *................................   2,634       53
   NCO Group, Inc. *..........................................   1,666       44
   Odyssey Marine Exploration, Inc. * +.......................   2,500        6
   Parexel International Corp. *..............................   1,295       37
   PHH Corp. * +..............................................   2,700       69
   PRA International *........................................     900       23
   Pre-Paid Legal Services, Inc. +............................     493       17
   PRG-Schultz International, Inc. *..........................   2,444        1
   Providence Service (The) Corp. *...........................     694       22
   Quanta Services, Inc. * +..................................   6,336      105
   Rent-Way, Inc. * +.........................................   1,316        9
   Resources Connection, Inc. *...............................   2,904       74
   Rollins, Inc...............................................   1,608       32
   Senomyx, Inc. * +..........................................   1,222       20
   SFBC International, Inc. * +...............................     897       14
   Sotheby's Holdings, Inc., Class A *........................   1,856       50
   Source Interlink Cos., Inc. * +............................   2,423       27
   SOURCECORP, Inc. * +.......................................     754       19
   Spherion Corp. *...........................................   3,371       28
   Startek, Inc...............................................     588        9
   Stewart Enterprises, Inc., Class A +.......................   5,789       33
   Strayer Education, Inc. +..................................     858       86
   TeleTech Holdings, Inc. * +................................   1,925       23
   TNS, Inc. *................................................     600       12
   United Rentals, Inc. * +...................................   3,799      124
   Universal Technical Institute, Inc. * +....................   1,300       32
   Valassis Communications, Inc. *............................   3,100       90
   Vertrue, Inc. * +..........................................     408       16
   Viad Corp. +...............................................   1,200       37
   Volt Information Sciences, Inc. *..........................     423       13
   Watson Wyatt Worldwide, Inc. Class A.......................   2,129       76
   Wright Express * +.........................................   2,060       61
                                                                         ------
                                                                          3,611
                                                                         ------
Computers - 2.5%
   3D Systems Corp. * +.......................................     600       12
   Advanced Digital Information Corp. * +.....................   4,079       48
   Agilysys, Inc..............................................   1,690       28
   Ansoft Corp. * +...........................................     608       12
   Anteon International Corp. *...............................   1,763       97
   Brocade Communications Systems, Inc. * +...................  14,500       89
   Catapult Communications Corp. * +..........................     503        6
   CIBER, Inc. * +............................................   3,085       20
   COMSYS IT Partners, Inc. * +...............................     600        8
   Covansys Corp. *...........................................   1,700       23
   Dot Hill Systems Corp. * +.................................   2,385        9

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 46  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Computers - 2.5% - (continued)
   Echelon Corp. * +..........................................   1,727   $   15
   Electronics for Imaging, Inc. *............................   3,486       82
   Factset Research Systems, Inc. +...........................   1,750       79
   Gateway, Inc. * +..........................................  13,274       23
   Henry (Jack) & Associates, Inc.............................   4,507       85
   Hutchinson Technology, Inc. * +............................   1,561       36
   iGate Corp. * +............................................   1,109        7
   IHS, Inc., Class A * +.....................................     907       24
   Imation Corp...............................................   2,000       77
   Integral Systems, Inc. of Maryland +.......................     488       14
   Intergraph Corp. *.........................................   1,755       62
   InterVoice, Inc. * +.......................................   2,253       15
   Kanbay International, Inc. * +.............................   1,400       19
   Komag, Inc. * +............................................   1,830       76
   Kronos, Inc. * +...........................................   1,888       76
   Lexar Media, Inc. * +......................................   4,680       44
   Magma Design Automation, Inc. * +..........................   1,898       13
   Manhattan Associates, Inc. *...............................   1,494       30
   McData Corp., Class A * +..................................   9,800       37
   Mentor Graphics Corp. *....................................   3,992       50
   Mercury Computer Systems, Inc. * +.........................   1,169       19
   Micros Systems, Inc. * +...................................   2,333       96
   Mobility Electronics, Inc. * +.............................   1,500       11
   MTS Systems Corp...........................................   1,026       43
   Ness Technologies, Inc. *..................................     800        9
   Netscout Systems, Inc. * +.................................   1,559       12
   Palm, Inc. *...............................................   4,704       77
   PAR Technology Corp. * +...................................     300        4
   Perot Systems Corp., Class A *.............................   4,342       61
   Quantum Corp. * +..........................................   9,796       28
   Rackable Systems, Inc. * +.................................     400       15
   Radiant Systems, Inc. * +..................................   1,200       13
   Radisys Corp. * +..........................................   1,097       23
   Rimage Corp. *.............................................     500       11
   SI International, Inc. * +.................................     500       16
   Silicon Storage Technology, Inc. * +.......................   4,571       17
   Stratasys, Inc. * +........................................     730       22
   SYKES Enterprises, Inc. * +................................   1,490       26
   Synaptics, Inc. * +........................................   1,406       33
   Syntel, Inc................................................     530       12
   Talx Corp. +...............................................   1,839       49
   Tyler Technologies, Inc. * +...............................   1,857       20
                                                                         ------
                                                                          1,833
                                                                         ------
Cosmetics/Personal Care - 0.1%
   Chattem, Inc. * +..........................................   1,132       40
   Elizabeth Arden, Inc. * +..................................   1,410       29
   Inter Parfums, Inc.........................................     300        5
   Parlux Fragrances, Inc. * +................................     430       12
   Revlon, Inc., Class A * +..................................   7,400       22
                                                                         ------
                                                                            108
                                                                         ------
Distribution/Wholesale - 1.0%
   Aviall, Inc. *.............................................   1,964       93
   Beacon Roofing Supply, Inc. * +............................     900       34
   Bell Microproducts, Inc. * +...............................   1,625       10
   BlueLinx Holdings, Inc.....................................     173        2
   Brightpoint, Inc. * +......................................   2,820       60
   Building Material Holding Corp. +..........................   1,708       49
   Central European Distribution Corp. *......................   1,231       39
   Handleman Co. +............................................   1,070        9
   LKQ Corp. * +..............................................   1,638       32
   MWI Veterinary Supply, Inc. * +............................     139        4
   Navarre Corp. *............................................   1,694        6
   NuCo2, Inc. * +............................................     600       16
   Owens & Minor, Inc. +......................................   2,069       62
   Scansource, Inc. * +.......................................     667       39
   United Stationers, Inc. *..................................   2,118       98
   Watsco, Inc. +.............................................   1,340       75
   WESCO International, Inc. *................................   1,901      125
                                                                         ------
                                                                            753
                                                                         ------
Diversified Financial Services - 1.9%
   Accredited Home Lenders Holding Co. * +....................   1,078       56
   Advanta Corp., Class B +...................................     976       36
   Asset Acceptance Capital Corp. *...........................     500        9
   Asta Funding, Inc. +.......................................     610       22
   BKF Capital Group, Inc. +..................................     320        2
   Calamos Asset Management, Inc., Class A....................   1,454       46
   CharterMac.................................................   2,215       40
   Cityscape Financial Corp. *................................   2,500       --
   CompuCredit Corp. * +......................................   1,422       54
   Doral Financial Corp. +....................................   5,100       39
   Encore Capital Group, Inc. * +.............................     800        7
   eSPEED, Inc., Class A * +..................................   1,068        8
   Federal Agricultural Mortgage Corp., Class C +.............     621       16

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 47 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Diversified Financial Services - 1.9% - (continued)
   Financial Federal Corp. +..................................   1,359   $   38
   GAMCO Investors, Inc., Class A.............................     416       15
   GFI Group, Inc. * +........................................     501       27
   Greenhill & Co., Inc. +....................................     700       42
   IntercontinentalExchange, Inc. *...........................   1,100       61
   International Securities Exchange, Inc. +..................     600       25
   Investment Technology Group, Inc. *........................   2,260      107
   Knight Capital Group, Inc., Class A *......................   6,221       96
   LaBranche & Co., Inc. * +..................................   2,800       36
   MarketAxess Holdings, Inc. * +.............................   1,300       14
   Marlin Business Services, Inc. * +.........................     235        5
   Nasdaq Stock Market, Inc. (The) *..........................   3,539      108
   National Financial Partners Corp. +........................   2,300      103
   Ocwen Financial Corp. * +..................................   1,859       21
   optionsXpress Holdings, Inc. +.............................   1,300       37
   Piper Jaffray Cos. * +.....................................   1,028       65
   Portfolio Recovery Associates, Inc. * +....................   1,022       50
   Sanders Morris Harris Group, Inc. +........................     639       10
   Stifel Financial Corp. * +.................................     400       15
   SWS Group, Inc.............................................     748       17
   Thomas Weisel Partners Group, Inc. * +.....................     600       13
   TradeStation Group, Inc. *.................................   1,427       20
   United PanAm Financial Corp. * +...........................     357       10
   Waddell & Reed Financial, Inc., Class A....................   4,700      105
   World Acceptance Corp. *...................................     993       32
                                                                         ------
                                                                          1,407
                                                                         ------
Electric - 1.5%
   Allete, Inc. +.............................................   1,300       59
   Aquila, Inc. * +...........................................  19,189       83
   Avista Corp. +.............................................   3,189       71
   Black Hills Corp...........................................   1,710       58
   Central Vermont Public Service Corp. +.....................     744       13
   CH Energy Group, Inc. +....................................     811       37
   Cleco Corp. +..............................................   3,219       72
   Duquesne Light Holdings, Inc. +............................   4,598       75
   El Paso Electric Co. *.....................................   2,443       47
   Empire District Electric (The) Co. +.......................   1,359       30
   Idacorp, Inc...............................................   2,758       92
   ITC Holdings Corp. +.......................................     400       10
   MGE Energy, Inc. +.........................................   1,046       32
   NorthWestern Corp..........................................   1,900       66
   Ormat Technologies, Inc. +.................................     346       13
   Otter Tail Corp. +.........................................   1,537       40
   Pike Electric Corp. * +....................................     800       16
   PNM Resources, Inc.........................................  50,000       --
   Sierra Pacific Resources *.................................  11,284      156
   UIL Holdings Corp. +.......................................     781       43
   Unisource Energy Corp.                                        2,177       66
                                                                         ------
                                                                          1,079
                                                                         ------
Electrical Components & Equipment - 0.9%
   Advanced Energy Industries, Inc. * +.......................   1,449       20
   American Superconductor Corp. * +..........................   1,700       16
   Belden CDT, Inc. +.........................................   2,281       73
   C&D Technologies, Inc. +...................................   1,577       10
   China Energy Savings Technology, Inc. * +..................     300        1
   Color Kinetics, Inc. * +...................................     600        9
   Encore Wire Corp. * +......................................     989       38
   Energy Conversion Devices, Inc. *..........................   1,427       57
   EnerSys * +................................................   2,500       35
   General Cable Corp. * +....................................   3,014       97
   GrafTech International Ltd. *..............................   5,334       33
   Greatbatch, Inc. *.........................................   1,429       32
   Intermagnetics General Corp. * +...........................   2,454       57
   Littelfuse, Inc. *.........................................   1,163       41
   Medis Technologies Ltd. * +................................   1,036       25
   Powell Industries, Inc. * +................................     352        8
   Power-One, Inc. * +........................................   4,052       25
   Superior Essex, Inc. *.....................................   1,200       41
   Ultralife Batteries, Inc. * +..............................     800        8
   Universal Display Corp. * +................................   1,301       19
   Valence Technology, Inc. * +...............................   3,112        6
   Vicor Corp. +..............................................     994       18
                                                                         ------
                                                                            669
                                                                         ------
Electronics - 2.4%
   American Science & Engineering, Inc. * +...................     466       27
   Analogic Corp..............................................     918       52
   Badger Meter, Inc. +.......................................     200       11
   Bel Fuse, Inc., Class B +..................................     622       20
   Benchmark Electronics, Inc. *..............................   3,591       87
   Brady Corp., Class A.......................................   2,146       85
   Checkpoint Systems, Inc. *.................................   1,994       45
   Cogent, Inc. * +...........................................   1,298       20
   Coherent, Inc. * +.........................................   1,918       63
   CTS Corp. +................................................   1,856       25

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 48  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Electronics - 2.4% - (continued)
   Cubic Corp. +..............................................     775   $   15
   Cymer, Inc. * +............................................   2,122       98
   Daktronics, Inc. +.........................................     803       38
   Dionex Corp. * +...........................................   1,009       54
   Electro Scientific Industries, Inc. * +....................   1,466       29
   Excel Technology, Inc. * +.................................     693       21
   Fargo Electronics, Inc. *..................................     700       17
   FARO Technologies, Inc. * +................................     654       10
   FEI Co. *..................................................   1,576       37
   Identix, Inc. *............................................   5,269       31
   II-VI, Inc. * +............................................   1,328       25
   International DisplayWorks, Inc. * +.......................   1,600        8
   Ionatron, Inc. * +.........................................   1,720       11
   Itron, Inc. *..............................................   1,513       90
   Keithley Instruments, Inc..................................     707        9
   Kemet Corp. * +............................................   4,733       45
   LaBarge, Inc. * +..........................................     500        7
   LeCroy Corp. *.............................................     700       10
   LoJack Corp. * +...........................................   1,300       23
   Measurement Specialties, Inc. * +..........................     700       19
   Methode Electronics, Inc. +................................   1,845       18
   Metrologic Instruments, Inc. * +...........................     672       10
   Molecular Devices Corp. *..................................   1,118       32
   Multi-Fineline Electronix, Inc. * +........................     500       17
   OSI Systems, Inc. * +......................................     708       14
   Park Electrochemical Corp. +...............................   1,055       33
   Paxar Corp. * +............................................   1,817       39
   Photon Dynamics, Inc. * +..................................   1,245       20
   Plexus Corp. *.............................................   2,592      102
   Rofin-Sinar Technologies, Inc. * +.........................     859       47
   Rogers Corp. * +...........................................   1,084       62
   Sonic Solutions, Inc. * +..................................   1,375       21
   Spatialight, Inc. * +......................................   1,900        6
   Sypris Solutions, Inc. +...................................     463        4
   Taser International, Inc. * +..............................   3,382       32
   Technitrol, Inc............................................   2,611       60
   TTM Technologies, Inc. *...................................   2,205       32
   Varian, Inc. * +...........................................   1,612       71
   Viisage Technology, Inc. * +...............................     720       10
   Watts Water Technologies, Inc., Class A +..................   1,279       44
   Woodward Governor Co.......................................   1,566       50
   X-Rite, Inc. +                                                1,238       14
                                                                         ------
                                                                          1,770
                                                                         ------
Energy - Alternate Sources - 0.4%
   Covanta Holding Corp. * +..................................   5,810       94
   Evergreen Solar, Inc. * +..................................   2,500       28
   FuelCell Energy, Inc. * +..................................   3,129       33
   Headwaters, Inc. * +.......................................   2,347       64
   KFX, Inc. * +..............................................   3,726       52
   Pacific Ethanol, Inc. * +..................................     300        9
   Plug Power, Inc. * +.......................................   2,756       14
   Quantum Fuel Systems Technologies Worldwide, Inc. * +......   3,000       12
   Sunpower Corp., Class A *..................................     469       14
   Syntroleum Corp. * +.......................................   2,135       14
                                                                         ------
                                                                            334
                                                                         ------
Engineering & Construction - 0.8%
   Dycom Industries, Inc. *...................................   2,158       46
   EMCOR Group, Inc. *........................................   1,686       81
   Granite Construction, Inc..................................   1,938       80
   Infrasource Services, Inc. *...............................     495        9
   Insituform Technologies, Inc., Class A * +.................   1,718       44
   Layne Christensen Co. *....................................     500       14
   Perini Corp. * +...........................................   1,058       26
   Shaw Group (The), Inc. * +.................................   4,204      112
   URS Corp. *................................................   2,635      112
   Washington Group International, Inc. +.....................   1,735       93
                                                                         ------
                                                                            617
                                                                         ------
Entertainment - 0.8%
   Bally Technologies, Inc. * +...............................   2,761       43
   Bluegreen Corp. * +........................................   1,100       13
   Carmike Cinemas, Inc. +....................................   1,000       21
   Churchill Downs, Inc. +....................................     393       16
   Dover Downs Gaming & Entertainment, Inc. +.................     478       12
   Great Wolf Resorts, Inc. * +...............................   1,490       18
   Isle of Capri Casinos, Inc. * +............................     977       28
   Macrovision Corp. *........................................   2,552       58
   Magna Entertainment Corp., Class A * +.....................   2,091       12
   Pinnacle Entertainment, Inc. *.............................   2,629       81
   Progressive Gaming International Corp. * +.................   2,019       21
   Shuffle Master, Inc. * +...................................   2,109       77
   Six Flags, Inc. *..........................................   5,136       43
   Speedway Motorsports, Inc. +...............................     862       33

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 49 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Entertainment - 0.8% - (continued)
   Steinway Musical Instruments *.............................     372    $ 10
   Sunterra Corp. * +.........................................   1,000      10
   Vail Resorts, Inc. * +.....................................   2,010      72
                                                                          ----
                                                                           568
                                                                          ----
Environmental Control - 0.6%
   Aleris International, Inc. *...............................   1,700      73
   American Ecology Corp. +...................................     700      18
   Calgon Carbon Corp. +......................................   1,939      13
   Casella Waste Systems, Inc., Class A * +...................   1,168      18
   Clean Harbors, Inc. *......................................   1,100      40
   Darling International, Inc. * +............................   3,446      14
   Duratek, Inc. * +..........................................     715      16
   Metal Management, Inc......................................   1,400      44
   Mine Safety Appliances Co. +...............................   1,478      61
   Tetra Tech, Inc. *.........................................   2,708      47
   Waste Connections, Inc. *..................................   2,803     108
   Waste Services, Inc. * +...................................   3,100       9
                                                                          ----
                                                                           461
                                                                          ----
Food - 1.3%
   American Italian Pasta Co., Class A * +....................   1,246       9
   Arden Group, Inc., Class A.................................      43       4
   Chiquita Brands International, Inc. +......................   2,254      32
   Corn Products International, Inc. +........................   4,100     109
   Diamond Foods Inc. +.......................................     132       2
   Flowers Foods, Inc. +......................................   2,600      76
   Gold Kist, Inc. * +........................................   3,271      49
   Great Atlantic & Pacific Tea Co. *.........................   1,149      29
   Hain Celestial Group, Inc. * +.............................   1,961      50
   Ingles Markets, Inc., Class A +............................     573      10
   J & J Snack Foods Corp. +..................................     600      19
   Lance, Inc. +..............................................   1,577      38
   M & F Worldwide Corp. * +..................................     539       8
   Nash Finch Co. +...........................................     955      22
   Pathmark Stores, Inc. *....................................   2,649      25
   Performance Food Group Co. * +.............................   2,293      75
   Premium Standard Farms, Inc. +.............................     189       3
   Ralcorp Holdings, Inc. * +.................................   1,568      66
   Ruddick Corp. +............................................   1,788      42
   Sanderson Farms, Inc. +....................................   1,171      36
   Sanfilippo (John B.) & Son *...............................     320       4
   Seaboard Corp..............................................      28      37
   Spartan Stores, Inc........................................   1,100      15
   Tootsie Roll Industries, Inc. +............................   1,339      41
   United Natural Foods, Inc. * +.............................   2,546      84
   Weis Markets, Inc. +.......................................     659      26
   Wild Oats Markets, Inc. * +................................   1,856      30
                                                                          ----
                                                                           941
                                                                          ----
Forest Products & Paper - 0.6%
   Bowater, Inc. +                                               2,900      67
   Buckeye Technologies, Inc. * +.............................   1,726      13
   Caraustar Industries, Inc. * +.............................   1,741      15
   Deltic Timber Corp. +......................................     553      32
   Glatfelter Co. +...........................................   2,339      41
   Longview Fibre Co. +.......................................   3,086      79
   Mercer International, Inc. * +.............................   1,700      15
   Neenah Paper, Inc..........................................     800      25
   Potlatch Corp. +...........................................   2,479      93
   Rock-Tenn Co., Class A +...................................   1,591      25
   Schweitzer-Mauduit International, Inc. +...................     816      21
   Wausau Paper Corp. +.......................................   2,158      29
                                                                          ----
                                                                           455
                                                                          ----
Gas - 0.8%
   Cascade Natural Gas Corp. +................................     678      14
   EnergySouth, Inc. +........................................     439      14
   Laclede Group (The), Inc...................................   1,071      36
   New Jersey Resources Corp. +...............................   1,806      81
   NICOR, Inc. +..............................................   2,700     111
   Northwest Natural Gas Co. +................................   1,422      50
   Peoples Energy Corp. +.....................................   2,198      82
   South Jersey Industries, Inc. +............................   1,462      39
   Southwest Gas Corp.........................................   2,020      59
   WGL Holdings, Inc. +.......................................   2,500      72
                                                                          ----
                                                                           558
                                                                          ----
Hand/Machine Tools - 0.6%
   Baldor Electric Co. +......................................   1,718      51
   Franklin Electric Co., Inc. +..............................   1,172      61
   Kennametal, Inc. +.........................................   2,230     134
   Lincoln Electric Holdings, Inc. +..........................   2,258     124
   Regal-Beloit Corp..........................................   1,651      79
                                                                          ----
                                                                           449
                                                                          ----
Healthcare - Products - 3.2%
   Abaxis, Inc. * +...........................................   1,300      22
   Abiomed, Inc. *............................................     900      12
   Adeza Biomedical Corp. *...................................     200       3

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 50  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Healthcare - Products - 3.2% - (continued)
   Align Technology, Inc. * +.................................   3,431   $   25
   American Medical Systems Holdings, Inc. *..................   3,920       77
   Angiodynamics, Inc. *......................................     147        4
   Arrow International, Inc. +................................   1,101       35
   Arthrocare Corp. * +.......................................   1,477       62
   Aspect Medical Systems, Inc. * +...........................     855       17
   Biosite, Inc. * +..........................................   1,040       47
   Bruker BioSciences Corp. * +...............................   1,688       10
   Caliper Life Sciences, Inc. * +............................   1,300        7
   Candela Corp. * +..........................................   1,514       26
   Cantel Medical Corp. * +...................................     600        8
   Cepheid, Inc. * +..........................................   2,342       23
   Conmed Corp. * +...........................................   1,623       32
   Cyberonics, Inc. * +.......................................   1,131       28
   Datascope Corp. +..........................................     590       20
   DexCom, Inc. * +...........................................     400        8
   Diagnostic Products Corp...................................   1,178       68
   DJ Orthopedics, Inc. *.....................................   1,104       42
   Encore Medical Corp. * +...................................   2,100       10
   EPIX Pharmaceuticals, Inc. * +.............................   1,573        6
   ev3, Inc. * +..............................................     583        8
   Foxhollow Technologies, Inc. * +...........................     700       18
   Haemonetics Corp. of Massachusetts * +.....................   1,580       80
   HealthTronics, Inc. *......................................   1,800       13
   Hologic, Inc. *............................................   2,428       96
   ICU Medical, Inc. * +......................................     759       31
   Immucor, Inc. * +..........................................   3,965       72
   Intralase Corp. * +........................................     967       19
   Intuitive Surgical, Inc. *.................................   2,009      224
   Invacare Corp..............................................   1,636       46
   Inverness Medical Innovations, Inc. * +....................   1,131       33
   IRIS International, Inc. * +...............................     900       13
   Kensey Nash Corp. * +......................................     479       14
   Kyphon, Inc. *.............................................   1,770       70
   Laserscope * +.............................................   1,311       28
   LCA-Vision, Inc. +.........................................   1,100       60
   Luminex Corp. * +..........................................   1,395       23
   Mentor Corp................................................   1,922       78
   Merge Technologies, Inc. * +...............................   1,366       17
   Meridian Bioscience, Inc. +................................     950       23
   Merit Medical Systems, Inc. * +............................   1,438       16
   Neurometrix, Inc. *........................................     400       12
   NuVasive, Inc. *...........................................   1,500       25
   Oakley, Inc. +.............................................   1,262       21
   OraSure Technologies, Inc. * +.............................   2,450       21
   Palomar Medical Technologies, Inc. * +.....................   1,000       45
   PolyMedica Corp. +.........................................   1,492       57
   PSS World Medical, Inc. *..................................   3,314       59
   Somanetics Corp. * +.......................................     600        9
   SonoSite, Inc. * +.........................................   1,020       38
   Stereotaxis, Inc. * +......................................     497        5
   STERIS Corp. +.............................................   3,600       82
   SurModics, Inc. * +........................................   1,029       40
   Symmetry Medical, Inc. * +.................................     420        8
   Thermogenesis Corp. * +....................................   2,700       12
   Thoratec Corp. *...........................................   3,272       46
   TriPath Imaging, Inc. * +..................................   1,829       13
   Ventana Medical Systems, Inc. * +..........................   1,844       88
   Viasys Healthcare, Inc. *..................................   1,644       41
   Vital Images, Inc. * +.....................................     700       16
   Vital Signs, Inc. +........................................     282       14
   West Pharmaceutical Services, Inc..........................   1,604       55
   Wright Medical Group, Inc. * +.............................   1,598       36
   Young Innovations, Inc.....................................     308       10
   Zoll Medical Corp. * +.....................................     466       14
                                                                         ------
                                                                          2,341
                                                                         ------
Healthcare - Services - 1.7%
   Alliance Imaging, Inc. * +.................................   1,000        6
   Allied Healthcare International, Inc. *....................   1,704        6
   Amedisys, Inc. * +.........................................     981       35
   America Service Group, Inc. * +............................     600        8
   American Dental Partners, Inc. * +.........................     701       10
   American Retirement Corp. *................................   1,500       48
   Amsurg Corp. * +...........................................   1,645       40
   Apria Healthcare Group, Inc. *.............................   2,600       50
   Bio-Reference Labs, Inc. * +...............................     504        9
   Brookdale Senior Living, Inc. +............................     563       28
   Centene Corp. * +..........................................   2,358       61
   Genesis HealthCare Corp. *.................................   1,300       61
   Gentiva Health Services, Inc. *............................   1,294       22
   Healthways, Inc. * +.......................................   1,780       94
   Horizon Health Corp. * +...................................     900       19
   Kindred Healthcare, Inc. * +...............................   1,962       50
   LHC Group, Inc. * +........................................     197        4

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 51 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Healthcare - Services - 1.7% - (continued)
   Magellan Health Services, Inc. *...........................   1,700   $   69
   Matria Healthcare, Inc. * +................................   1,284       37
   Medcath Corp. * +..........................................     500        8
   Molina Healthcare, Inc. * +................................     600       23
   National Healthcare Corp. +................................     586       26
   Odyssey HealthCare, Inc. * +...............................   1,839       30
   Option Care, Inc...........................................   1,473       17
   PainCare Holdings, Inc. * +................................   2,900        4
   Pediatrix Medical Group, Inc. *............................   2,690      124
   Psychiatric Solutions, Inc. *..............................   3,100       91
   Radiation Therapy Services, Inc. * +.......................     600       14
   RehabCare Group, Inc. * +..................................     821       14
   Res - Care, Inc. * +.......................................   1,000       20
   Sunrise Senior Living, Inc. * +............................   2,040       68
   Symbion, Inc. * +..........................................     900       20
   U.S. Physical Therapy, Inc. *..............................     643       10
   United Surgical Partners International, Inc. * +...........   2,692       84
   VistaCare, Inc., Class A * +...............................     623        9
   WellCare Health Plans, Inc. * +............................   1,000       50
                                                                         ------
                                                                          1,269
                                                                         ------
Holding Companies - Diversified - 0.2%
   Resource America, Inc., Class A +..........................     927       17
   Walter Industries, Inc. +                                     2,078      121
                                                                         ------
                                                                            138
                                                                         ------
Home Builders - 0.6%
   Brookfield Homes Corp. +...................................     721       26
   Champion Enterprises, Inc. * +.............................   3,854       46
   Coachmen Industries, Inc...................................     761        8
   Comstock Homebuilding Cos., Inc., Class A * +..............     275        2
   Fleetwood Enterprises, Inc. * +............................   3,003       28
   Levitt Corp., Class A......................................     896       14
   M/I Homes, Inc. +..........................................     874       32
   Monaco Coach Corp. +.......................................   1,493       19
   Orleans Homebuilders, Inc. +...............................     100        2
   Palm Harbor Homes, Inc. * +................................     591       11
   Skyline Corp. +............................................     408       15
   Technical Olympic USA, Inc. +..............................     862       16
   Thor Industries, Inc.......................................   2,024       97
   WCI Communities, Inc. * +..................................   1,866       40
   Williams Scotsman International, Inc. * +..................     925       24
   Winnebago Industries, Inc. +                                  1,872       53
                                                                         ------
                                                                            433
                                                                         ------
Home Furnishings - 0.4%
   American Woodmark Corp.....................................     638       23
   Audiovox Corp., Class A *..................................     937       12
   Bassett Furniture Industries, Inc. +.......................     654       11
   DTS, Inc. * +..............................................     900       17
   Ethan Allen Interiors, Inc.................................   1,900       72
   Furniture Brands International, Inc. +.....................   2,700       58
   Hooker Furniture Corp. +...................................     504        8
   Kimball International, Inc., Class B +.....................   1,289       19
   La-Z-Boy, Inc. +...........................................   2,800       42
   Stanley Furniture Co., Inc. +..............................     696       18
   TiVo, Inc. * +.............................................   3,333       21
   Universal Electronics, Inc. * +............................     791       14
                                                                         ------
                                                                            315
                                                                         ------
Household Products/Wares - 0.8%
   Blyth, Inc.................................................   1,500       32
   Central Garden and Pet Co. * +.............................   1,249       52
   CNS, Inc. +................................................     834       19
   CSS Industries, Inc. +.....................................     342       10
   Ennis, Inc. +..............................................   1,332       26
   Fossil, Inc. * +...........................................   2,600       47
   Harland (John H.) Co.......................................   1,784       77
   Jarden Corp. *.............................................   3,763      113
   Playtex Products, Inc. * +.................................   2,775       32
   Prestige Brands Holdings, Inc. * +.........................   1,400       15
   Russ Berrie & Co., Inc. * +................................     547        7
   Standard Register (The) Co. +..............................     784       10
   Tupperware Brands Corp. +..................................   3,045       63
   WD-40 Co. +................................................     834       27
   Yankee Candle Co., Inc.....................................   2,438       67
                                                                         ------
                                                                            597
                                                                         ------
Housewares - 0.0%
   Libbey, Inc. +.............................................   1,017       11
   Lifetime Brands, Inc. +....................................     336        9
   National Presto Industries, Inc. +.........................     250       14
                                                                         ------
                                                                             34
                                                                         ------
Insurance - 2.2%
   21st Century Insurance Group...............................   1,530       23
   Affirmative Insurance Holdings, Inc. +.....................     400        6
   Alfa Corp. +...............................................   1,620       25
   American Equity Investment Life Holding Co.................   3,100       40
   American Physicians Capital, Inc. * +......................     404       19
   Argonaut Group, Inc. *.....................................   1,598       49

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 52  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Insurance - 2.2% - (continued)
   Baldwin & Lyons, Inc., Class B +.........................     418   $   10
   Bristol West Holdings, Inc. +............................     800       13
   Ceres Group, Inc. * +....................................   1,600       10
   Citizens, Inc. of Texas * +..............................   1,841       10
   CNA Surety Corp. *.......................................     877       15
   Crawford & Co., Class B +................................   1,000        6
   Delphi Financial Group, Inc., Class A....................   1,438       76
   Direct General Corp. +...................................     900       16
   Donegal Group, Inc., Class A +...........................     798       14
   EMC Insurance Group, Inc. +..............................     256        8
   Enstar Group, Inc. * +...................................     152       12
   FBL Financial Group, Inc., Class A +.....................     703       25
   First Acceptance Corp. * +...............................   1,000       12
   FPIC Insurance Group, Inc. *.............................     500       19
   Great American Financial Resources, Inc. +...............     550       11
   Harleysville Group, Inc..................................     697       19
   Hilb, Rogal & Hamilton Co. +.............................   2,091       81
   Horace Mann Educators Corp...............................   2,329       39
   Independence Holding Co. +...............................     434       10
   Infinity Property & Casualty Corp. +.....................   1,107       47
   James River Group, Inc. * +..............................      69        2
   Kansas City Life Insurance Co............................     500       23
   KMG America Corp. *......................................     890        8
   Landamerica Financial Group, Inc. +......................   1,137       76
   Midland (The) Co. +......................................     607       24
   National Western Life Insurance Co., Class A * +.........      53       12
   Navigators Group, Inc. * +...............................     588       24
   Odyssey Re Holdings Corp. +..............................     635       15
   Ohio Casualty Corp. +....................................   3,558      106
   Phoenix Companies, Inc. +................................   6,560       93
   PMA Capital Corp., Class A * +...........................   1,624       17
   Presidential Life Corp...................................   1,079       27
   ProAssurance Corp. * +...................................   1,422       67
   RLI Corp. +..............................................   1,438       68
   Safety Insurance Group, Inc..............................     655       31
   SeaBright Insurance Holdings, Inc. * +...................     355        6
   Selective Insurance Group, Inc...........................   1,810       99
   State Auto Financial Corp. +.............................     757       25
   Stewart Information Services Corp........................   1,157       44
   Tower Group, Inc. +......................................   1,100       34
   Triad Guaranty, Inc. * +.................................     513       28
   United Fire & Casualty Co. +.............................     852       27
   Universal American Financial Corp. * +...................   1,375       19
   USI Holdings Corp. * +...................................   2,346       32
   Zenith National Insurance Corp...........................   1,691       68
                                                                       ------
                                                                        1,590
                                                                       ------
Internet - 3.3%
   1-800 Contacts, Inc. * +.................................     451        7
   1-800-FLOWERS.COM, Inc., Class A * +.....................   1,426        9
   Agile Software Corp. * +.................................   2,957       20
   Alloy, Inc. * +..........................................     584        7
   Applied Digital Solutions, Inc. * +......................   3,210        7
   Aquantive, Inc. *........................................   4,028      100
   Ariba, Inc. * +..........................................   3,368       29
   AsiaInfo Holdings, Inc. * +..............................   2,523       10
   Audible, Inc. * +........................................   1,300       12
   Autobytel, Inc. * +......................................   2,289        7
   Avocent Corp. * +........................................   3,053       69
   Blue Coat Systems, Inc. * +..............................     600       10
   Blue Nile, Inc. * +......................................     758       23
   Click Commerce, Inc. * +.................................     641       13
   CMGI, Inc. * +...........................................  25,762       34
   CNET Networks, Inc. * +..................................   6,646       58
   CyberSource Corp. * +....................................   1,600       15
   DealerTrack Holdings, Inc. *.............................     400        9
   Digital Insight Corp. * +................................   2,130       69
   Digital River, Inc. * +..................................   2,172       96
   Digitas, Inc. * +........................................   5,479       71
   Drugstore.com, Inc. * +..................................   3,607       10
   Earthlink, Inc. *........................................   7,006       58
   eCollege.com, Inc. * +...................................     975       22
   Entrust, Inc. * +........................................   3,392       11
   Equinix, Inc. * +........................................   1,000       58
   eResearch Technology, Inc. * +...........................   2,600       24
   FTD Group, Inc. * +......................................     720        9
   GSI Commerce, Inc. * +...................................   1,797       28
   Harris Interactive, Inc. * +.............................   3,177       16
   Homestore, Inc. *........................................   7,556       45
   Infospace, Inc. * +......................................   1,898       43
   Internet Capital Group, Inc. * +.........................   2,100       18
   Internet Security Systems, Inc. * +......................   2,088       43
   Interwoven, Inc. * +.....................................   2,115       19
   iPass, Inc. * +..........................................   2,800       18
   j2 Global Communications, Inc. * +.......................   2,866       76

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 53 EQUITY PORTFOLIOS

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Internet - 3.3% - (continued)
   Jupitermedia Corp. * +...................................   1,000   $   15
   Keynote Systems, Inc. * +................................     851        9
   Lionbridge Technologies * +..............................   2,405       16
   NetBank, Inc.............................................   2,313       15
   NetFlix, Inc. * +........................................   1,900       53
   Netratings, Inc. * +.....................................     702       10
   NIC, Inc. * +............................................   1,934       12
   Nutri/System, Inc. * +...................................   1,400       95
   Online Resources Corp. * +...............................   1,200       15
   Openwave Systems, Inc. * +...............................   4,765       67
   Opsware, Inc. * +........................................   4,144       32
   Overstock.com, Inc. * +..................................     564       12
   Priceline.com, Inc. * +..................................   1,302       41
   ProQuest Co. * +.........................................   1,357       16
   RealNetworks, Inc. *.....................................   5,900       56
   Redback Networks, Inc. * +...............................   2,272       54
   RightNow Technologies, Inc. * +..........................     600       10
   RSA Security, Inc. * +...................................   4,125       62
   S1 Corp. * +.............................................   3,708       20
   Sapient Corp. * +........................................   4,148       22
   Secure Computing Corp. * +...............................   2,402       21
   Sohu.com, Inc. * +.......................................   1,327       33
   SonicWALL, Inc. * +......................................   2,710       23
   Stamps.com, Inc. * +.....................................     899       27
   Stellent, Inc. *.........................................   1,227       14
   SupportSoft, Inc. * +....................................   2,434       10
   Terremark Worldwide, Inc. * +............................   1,500        9
   TIBCO Software, Inc. *...................................  12,100       93
   Travelzoo, Inc. * +......................................     202        6
   TriZetto Group, Inc. * +.................................   2,701       39
   United Online, Inc. +....................................   3,950       47
   ValueClick, Inc. *.......................................   5,244       83
   Vasco Data Security International, Inc. * +..............   1,800       15
   Vignette Corp. *.........................................   1,500       20
   WebEx Communications, Inc. *.............................   1,955       64
   WebMD Health Corp., Class A * +..........................     518       20
   webMethods, Inc. * +.....................................   3,476       31
   Websense, Inc. *.........................................   2,686       60
   WebSideStory, Inc. * +...................................     500        7
                                                                       ------
                                                                        2,427
                                                                       ------
Investment Companies - 0.3%
   Apollo Investment Corp. +................................   4,200       80
   Ares Captial Corp. +.....................................   1,990       35
   Capital Southwest Corp. +................................     151       15
   Gladstone Capital Corp. +................................     623       14
   Gladstone Investment Corp. +.............................     500        7
   Harris & Harris Group, Inc. * +..........................   1,200       13
   MCG Capital Corp. +......................................   3,490       55
   NGP Capital Resources Co. +..............................     900       12
   Technology Investment Capital Corp.......................     600        8
                                                                       ------
                                                                          239
                                                                       ------
Iron/Steel - 1.3%
   AK Steel Holding Corp. * +...............................   5,872       79
   Carpenter Technology Corp................................   1,388      155
   Chaparral Steel Co. * +..................................   1,318       81
   Cleveland-Cliffs, Inc. +.................................   1,250       92
   Gibraltar Industries, Inc. +.............................   1,340       37
   Oregon Steel Mills, Inc. * +.............................   1,896       89
   Reliance Steel & Aluminum Co.............................   1,720      139
   Ryerson Tull, Inc. +.....................................   1,544       40
   Schnitzer Steel Industries, Inc., Class A +..............   1,306       47
   Steel Dynamics, Inc. +...................................   2,472      144
   Steel Technologies, Inc..................................     900       17
   Wheeling-Pittsburgh Corp. * +............................     600       12
                                                                       ------
                                                                          932
                                                                       ------
Leisure Time - 0.4%
   Ambassadors Group, Inc. +................................     888       23
   Arctic Cat, Inc. +.......................................     740       14
   Callaway Golf Co.........................................   4,055       54
   K2, Inc. * +.............................................   2,471       27
   Life Time Fitness, Inc. *................................   1,500       69
   Marine Products Corp. +..................................     662        6
   Multimedia Games, Inc. * +...............................   1,846       21
   Nautilus Group, Inc. +...................................   1,970       33
   WMS Industries, Inc. *...................................   1,218       32
                                                                       ------
                                                                          279
                                                                       ------
Lodging - 0.4%
   Ameristar Casinos, Inc. +................................   1,372       29
   Aztar Corp. *............................................   2,033      105
   Gaylord Entertainment Co. *..............................   2,379      104
   Lodgian, Inc. *..........................................   1,220       14
   Marcus Corp..............................................     977       17
   Monarch Casino & Resort, Inc. *..........................     500       14
   Morgans Hotel Group Co. * +..............................     700       11

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 54  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Lodging - 0.4% - (continued)
   MTR Gaming Group, Inc. *.................................   1,189   $   12
   Riviera Holdings Corp. * +...............................     400        8
                                                                       ------
                                                                          314
                                                                       ------
Machinery - Construction & Mining - 0.3%
   Astec Industries, Inc. *.................................     850       29
   Bucyrus International, Inc., Class A.....................   1,778       91
   JLG Industries, Inc......................................   5,654      123
                                                                       ------
                                                                          243
                                                                       ------
Machinery - Diversified - 1.8%
   AGCO Corp. *.............................................   5,200      127
   Albany International Corp., Class A +....................   1,449       58
   Applied Industrial Technologies, Inc. +..................   1,605       62
   Briggs & Stratton Corp. +................................   3,000       97
   Cascade Corp. +..........................................     662       25
   Cognex Corp. +...........................................   2,126       53
   Flowserve Corp. * +......................................   3,160      168
   Gardner Denver, Inc. * +.................................   1,457      110
   Gehl Co. * +.............................................     778       21
   Global Power Equipment Group, Inc. * +...................   2,029        7
   Gorman-Rupp (The) Co. +..................................     500       12
   Intermec, Inc. *.........................................   2,514       58
   Intevac, Inc. *..........................................   1,300       28
   Kadant, Inc. * +.........................................     785       18
   Lindsay Manufacturing Co. +..............................     627       14
   Manitowoc Co. (The), Inc.................................   3,290      151
   Middleby Corp. * +.......................................     383       34
   NACCO Industries, Inc., Class A..........................     238       34
   Nordson Corp.............................................   1,294       60
   Presstek, Inc. * +.......................................   1,524       15
   Robbins & Myers, Inc. +..................................     709       17
   Sauer-Danfoss, Inc. +....................................     617       15
   Tecumseh Products Co., Class A +.........................     962       21
   Tennant Co. +............................................     436       22
   TurboChef Technologies, Inc. * +.........................     800        9
   Wabtec Corp..............................................   2,490       87
                                                                       ------
                                                                        1,323
                                                                       ------
Media - 1.1%
   4Kids Entertainment, Inc. * +............................     844       14
   American Satellite Network *.............................     350       --
   Beasley Broadcast Group, Inc., Class A...................     300        2
   Charter Communications, Inc., Class A * +................  18,299       19
   Citadel Broadcasting Corp. +.............................   2,300       22
   Courier Corp. +..........................................     571       22
   Cox Radio, Inc., Class A * +.............................   2,000       28
   Crown Media Holdings, Inc., Class A * +..................     700        3
   Cumulus Media, Inc., Class A * +.........................   2,907       34
   Emmis Communications Corp., Class A *....................   2,016       32
   Entercom Communications Corp. +..........................   2,200       59
   Entravision Communications Corp., Class A * +............   4,200       33
   Fisher Communications, Inc. * +..........................     375       16
   Gemstar-TV Guide International, Inc. * +.................  12,700       45
   Gray Television, Inc. +..................................   2,373       16
   Hollinger International, Inc., Class A...................   3,230       23
   Journal Communications, Inc., Class A +..................   1,400       16
   Journal Register Co......................................   2,272       23
   Lin TV Corp., Class A * +................................   1,582       14
   Lodgenet Entertainment Corp. * +.........................     774       15
   Martha Stewart Living Omnimedia, Inc., Class A * +.......   1,541       26
   Media General, Inc., Class A +...........................   1,100       41
   Mediacom Communications Corp., Class A *.................   3,585       23
   Playboy Enterprises, Inc., Class B * +...................   1,095       10
   Primedia, Inc. * +.......................................   8,441       15
   Radio One, Inc., Class D *...............................   5,008       37
   Readers Digest Association (The), Inc. +.................   5,117       73
   Regent Communications, Inc. * +..........................   2,146        9
   Saga Communications, Inc., Class A * +...................   1,035       10
   Salem Communications Corp., Class A * +..................     607        9
   Scholastic Corp. * +.....................................   2,036       54
   Sinclair Broadcast Group, Inc., Class A +................   2,399       20
   Spanish Broadcasting System, Inc., Class A * +...........   2,095       11
   Thomas Nelson, Inc. +....................................     628       19
   Triple Crown Media, Inc. * +.............................     237        2
   World Wrestling Entertainment, Inc. +....................     911       16
   WorldSpace, Inc., Class A * +............................     700        3
   WPT Enterprises, Inc. * +................................     500        3
                                                                       ------
                                                                          817
                                                                       ------
Metal Fabrication/Hardware - 0.9%
   Castle (A.M.) & Co. +....................................     500       14
   CIRCOR International, Inc................................     808       24
   Commercial Metals Co.....................................   6,848      168
   Dynamic Materials Corp. +................................     400       11
   Kaydon Corp. +...........................................   1,796       75
   Lawson Products, Inc. +..................................     270       10

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 55 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Metal Fabrication/Hardware - 0.9% - (continued)
   Mueller Industries, Inc. +.................................   1,937   $   63
   NN, Inc....................................................     913       12
   NS Group, Inc. *...........................................   1,408       70
   Quanex Corp................................................   1,975       78
   RBC Bearings, Inc. * +.....................................     400       10
   Sun Hydraulics, Inc. +.....................................     350        7
   Valmont Industries, Inc. +.................................   1,030       49
   Worthington Industries, Inc. +.............................   3,569       61
                                                                         ------
                                                                            652
                                                                         ------
Mining - 0.7%
   Amcol International Corp. +................................   1,391       38
   Brush Engineered Materials, Inc. *.........................   1,273       26
   Century Aluminum Co. * +...................................   1,169       49
   Charles & Colvard Ltd. +...................................     800        8
   Coeur D'alene Mines Corp. * +..............................  14,944       71
   Compass Minerals International, Inc........................   1,009       26
   Hecla Mining Co. * +.......................................   6,838       37
   Royal Gold, Inc. +.........................................   1,152       33
   RTI International Metals, Inc. * +.........................   1,129       68
   Stillwater Mining Co. *....................................   2,146       29
   Titanium Metals Corp. * +..................................   2,800      101
   USEC, Inc..................................................   4,443       54
                                                                         ------
                                                                            540
                                                                         ------
Miscellaneous Manufacturing - 1.9%
   Actuant Corp., Class A +...................................   1,589       94
   Acuity Brands, Inc. +......................................   2,652      106
   American Railcar Industries, Inc...........................     400       14
   Ameron International Corp..................................     435       25
   Applied Films Corp. *......................................   1,072       30
   Barnes Group, Inc. +.......................................   1,173       48
   Blount International, Inc. *...............................   1,600       21
   Ceradyne, Inc. * +.........................................   1,451       63
   Clarcor, Inc...............................................   2,684       84
   Crane Co...................................................   3,097      125
   EnPro Industries, Inc. *...................................   1,078       38
   ESCO Technologies, Inc. * +................................   1,264       65
   Federal Signal Corp........................................   2,482       38
   Flanders Corp. * +.........................................     700        7
   Freightcar America, Inc. +.................................     600       36
   Griffon Corp. * +..........................................   1,468       40
   Hexcel Corp. *.............................................   4,475       92
   Jacuzzi Brands, Inc. * +...................................   4,187       39
   Lancaster Colony Corp......................................   1,351       53
   Matthews International Corp., Class A......................   1,638       57
   Myers Industries, Inc......................................   1,471       23
   Raven Industries, Inc. +...................................     808       26
   Reddy Ice Holdings, Inc. +.................................     400        8
   Smith (A.O.) Corp..........................................   1,077       47
   Standex International Corp.................................     719       21
   Sturm Ruger & Co., Inc. +..................................   1,219        8
   Tredegar Corp. +...........................................   1,410       20
   Trinity Industries, Inc....................................   2,427      151
                                                                         ------
                                                                          1,379
                                                                         ------
Office Furnishings - 0.1%
   Interface, Inc., Class A *.................................   2,618       30
   Knoll, Inc.................................................     590       11
                                                                         ------
                                                                             41
                                                                         ------
Office/Business Equipment - 0.2%
   Global Imaging System, Inc. *..............................   1,200       49
   IKON Office Solutions, Inc. +..............................   5,600       72
   TRM Corp. * +..............................................     800        6
                                                                         ------
                                                                            127
                                                                         ------
Oil & Gas - 3.7%
   Alon USA Energy, Inc. +....................................     600       20
   Atlas America, Inc. * +....................................     996       45
   ATP Oil & Gas Corp. * +....................................   1,149       48
   Atwood Oceanics, Inc. * +..................................   1,694       83
   Berry Petroleum Co., Class A +.............................   1,112       69
   Bill Barrett Corp. * +.....................................     670       22
   Bois d'Arc Energy, Inc. *..................................     600        9
   Brigham Exploration Co. * +................................   2,200       17
   Bronco Drilling Co., Inc. * +..............................     400        8
   Cabot Oil & Gas Corp.,.....................................   2,857      125
   Callon Petroleum Co. * +...................................     700       13
   Carrizo Oil & Gas, Inc. * +................................   1,317       37
   Cheniere Energy, Inc. * +..................................   2,566      100
   Cimarex Energy Co..........................................   4,576      186
   Clayton Williams Energy, Inc. * +..........................     252       10
   Comstock Resources, Inc. *.................................   2,319       66
   Crosstex Energy, Inc. +....................................     300       27
   Delta Petroleum Corp. *....................................   2,221       38
   Edge Petroleum Corp. * +...................................   1,225       25
   Encore Acquisition Co. * +.................................   2,822       75
   Endeavour International Corp. * +..........................   2,700        7

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 56  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Oil & Gas - 3.7% - (continued)
   Energy Partners Ltd. *....................................   1,970   $   42
   EXCO Resources, Inc. *....................................   2,300       28
   Frontier Oil Corp.........................................   3,090      173
   FX Energy, Inc. * +.......................................   2,000       10
   Gasco Energy, Inc. * +....................................   3,700       17
   Giant Industries, Inc. *..................................     865       55
   Goodrich Petroleum Corp. * +..............................     600       15
   Grey Wolf, Inc. * +.......................................   9,825       75
   Harvest Natural Resources, Inc. * +.......................   2,187       30
   Holly Corp................................................   1,156       96
   Houston Exploration Co. * +...............................   1,713       91
   KCS Energy, Inc. *........................................   2,569       72
   McMoRan Exploration Co. * +...............................   1,207       20
   Meridian Resource Corp. * +...............................   4,591       15
   Parallel Petroleum Corp. * +..............................   2,108       51
   Parker Drilling Co. *.....................................   5,289       39
   Penn Virginia Corp........................................     950       64
   Petrohawk Energy Corp. *..................................   3,747       44
   Petroleum Development Corp. *.............................     859       31
   Petroquest Energy, Inc. * +...............................   2,300       24
   Pioneer Drilling Co. *....................................   1,600       23
   Remington Oil & Gas Corp. *...............................   1,427       60
   Rosetta Resources, Inc. * +...............................   3,180       56
   St. Mary Land & Exploration Co. +.........................   2,958      116
   Stone Energy Corp. * +....................................   1,439       72
   Swift Energy Co. * +......................................   1,511       61
   Todco, Class A *..........................................   2,700      119
   Toreador Resources Corp. * +..............................     831       24
   Tri-Valley Corp. *........................................   1,200       11
   W&T Offshore, Inc. +......................................     650       25
   Warren Resources, Inc. * +................................   1,261       16
   Western Refining, Inc. +..................................   1,000       18
   Whiting Petroleum Corp. *.................................   2,079       79
                                                                        ------
                                                                         2,702
                                                                        ------
Oil & Gas Services - 2.4%
   Basic Energy Services, Inc. *.............................     600       20
   CARBO Ceramics, Inc. +....................................   1,211       61
   Dril-Quip, Inc. * +.......................................     331       26
   Global Industries Ltd. *..................................   5,091       99
   Gulf Island Fabrication, Inc. +...........................     596       14
   Hanover Compressor Co. * +................................   5,205       94
   Helix Energy Solutions Group, Inc. * +....................   4,504      160
   Hercules Offshore, Inc. * +...............................     549       20
   Hornbeck Offshore Services, Inc. * +......................   1,283       45
   Hydril Co. *..............................................   1,187       89
   Input/Output, Inc. * +....................................   3,862       37
   Lone Star Technologies, Inc. * +..........................   1,744       85
   Lufkin Industries, Inc. +.................................     848       51
   Markwest Hydrocarbon, Inc. +..............................     191        4
   Maverick Tube Corp. * +...................................   1,984       96
   Newpark Resources, Inc. * +...............................   4,596       27
   Oceaneering International, Inc. *.........................   1,658      124
   Oil States International, Inc. *..........................   2,222       77
   RPC, Inc..................................................   1,070       25
   SEACOR Holdings, Inc. * +.................................   1,116       91
   Superior Energy Services, Inc. *..........................   4,197      138
   Superior Well Services, Inc. * +..........................     252        8
   Tetra Technologies, Inc. *................................   3,494      101
   Union Drilling, Inc. *....................................     280        4
   Universal Compression Holdings, Inc. *....................   1,141       66
   Veritas DGC, Inc. *.......................................   1,871       88
   W-H Energy Services, Inc. *...............................   1,572       89
                                                                        ------
                                                                         1,739
                                                                        ------
Packaging & Containers - 0.2%
   Chesapeake Corp. +........................................   1,002       14
   Graphic Packaging Corp. * +...............................   4,100       16
   Greif Inc., Class A.......................................     783       49
   Silgan Holdings, Inc......................................   1,148       43
                                                                        ------
                                                                           122
                                                                        ------
Pharmaceuticals - 3.2%
   Acadia Pharmaceuticals, Inc. * +..........................   1,200       12
   Adams Respiratory Therapeutics, Inc. *....................     400       19
   Adolor Corp. *............................................   2,588       60
   Alkermes, Inc. * +........................................   5,343      106
   Alpharma, Inc., Class A...................................   2,057       48
   Amylin Pharmaceuticals, Inc. * +..........................   7,031      320
   Andrx Corp. *.............................................   4,400      103
   Antigenics, Inc. * +......................................   1,528        4
   Array Biopharma, Inc. * +.................................   1,600       12
   Atherogenics, Inc. * +....................................   2,430       32
   AVANIR Pharmaceuticals, Class A * +.......................   1,400       14
   Bentley Pharmaceuticals, Inc. * +.........................     979       12

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 57 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Pharmaceuticals - 3.2% - (continued)
   Bioenvision, Inc. * +......................................   2,200   $   13
   BioMarin Pharmaceuticals, Inc. * +.........................   5,106       66
   BioScrip, Inc. * +.........................................   1,800       10
   Caraco Pharmaceutical Laboratories Ltd. * +................     397        4
   Cell Therapeutics, Inc. * +................................   4,255        6
   Connetics Corp. * +........................................   2,304       27
   Conor Medsystems, Inc. * +.................................     622       14
   Cubist Pharmaceuticals, Inc. *.............................   3,267       77
   CV Therapeutics, Inc. * +..................................   2,707       45
   Cypress Bioscience, Inc. * +...............................   1,800       12
   Dendreon Corp. * +.........................................   3,523       15
   Discovery Laboratories, Inc. * +...........................   4,337       10
   Dov Pharmaceutical, Inc. * +...............................   1,214        4
   Durect Corp. * +...........................................   2,366       11
   Dusa Pharmaceuticals, Inc. * +.............................     900        5
   First Horizon Pharmaceutical Corp. * +.....................   1,707       36
   HealthExtras, Inc. *.......................................   1,155       35
   Hi-Tech Pharmacal Co., Inc. * +............................     450        9
   I-Flow Corp. * +...........................................   1,069       14
   Idenix Pharmaceuticals, Inc. * +...........................     600        5
   Inspire Pharmaceuticals, Inc. * +..........................   2,350       11
   Isis Pharmaceuticals, Inc. * +.............................   3,786       30
   Ista Pharmaceuticals, Inc. * +.............................     400        2
   KV Pharmaceutical Co., Class A * +.........................   1,919       39
   Mannatech, Inc. +..........................................     900       13
   MannKind Corp. * +.........................................   1,200       23
   Medarex, Inc. * +..........................................   7,203       74
   Medicines Co. * +..........................................   3,076       57
   Medicis Pharmaceutical Corp., Class A +....................   3,200       95
   MGI Pharma, Inc. *.........................................   4,629       83
   Nabi Biopharmaceuticals * +................................   3,812       22
   Nastech Pharmaceutical, Inc. * +...........................   1,200       17
   NBTY, Inc. * +.............................................   3,000       79
   NeoPharm, Inc. * +.........................................     896        5
   Neurocrine Biosciences, Inc. *.............................   2,202       43
   Neurogen Corp. * +.........................................   1,500        8
   New River Pharmaceuticals, Inc. * +........................     600       18
   NitroMed, Inc. *...........................................     911        4
   Noven Pharmaceuticals, Inc. * +............................   1,262       22
   NPS Pharmaceuticals, Inc. * +..............................   2,487       14
   Nuvelo, Inc. * +...........................................   2,619       43
   Onyx Pharmaceuticals, Inc. * +.............................   2,356       47
   Pain Therapeutics, Inc. * +................................   1,501       13
   Par Pharmaceutical Cos., Inc. * +..........................   2,200       50
   Penwest Pharmaceuticals Co. * +............................   1,237       24
   Perrigo Co. +..............................................   4,331       73
   Pharmion Corp. * +.........................................   1,400       27
   Pozen, Inc. * +............................................   1,242       17
   Progenics Pharmaceuticals, Inc. *..........................     999       21
   Renovis, Inc. * +..........................................   1,300       21
   Rigel Pharmaceuticals, Inc. * +............................   1,330       13
   Salix Pharmaceuticals Ltd. * +.............................   2,887       35
   Star Scientific, Inc. +....................................   1,814        5
   Tanox, Inc. * +............................................   1,216       17
   Threshold Pharmaceuticals, Inc. *..........................     700        3
   Trimeris, Inc. * +.........................................     940       10
   United Therapeutics Corp. *................................   1,364       66
   USANA Health Sciences, Inc. * +............................     572       22
   ViaCell, Inc. * +..........................................     700        4
   Zymogenetics, Inc. * +.....................................   1,613       28
                                                                         ------
                                                                          2,358
                                                                         ------
Pipelines - 0.0%
   TransMontaigne, Inc. *.....................................   2,789       32
                                                                         ------
Real Estate - 0.4%
   Avatar Holdings, Inc. * +..................................     289       16
   Californina Coastal Communities, Inc. * +..................     533       19
   Consolidated-Tomoka Land Co. +.............................     304       18
   Housevalues, Inc. * +......................................     500        4
   Jones Lang LaSalle, Inc....................................   2,008      160
   Tarragon Corp. +...........................................     787       12
   Trammell Crow Co. *........................................   2,163       75
                                                                         ------
                                                                            304
                                                                         ------
Real Estate Investment Trusts - 5.9%
   Aames Investment Corp. +...................................   2,200       12
   Acadia Realty Trust........................................   1,417       30
   Affordable Residential Communities +.......................   1,400       15
   Agree Realty Corp..........................................     885       27
   Alexander's, Inc. * +......................................      33        8
   Alexandria Real Estate Equities, Inc.......................   1,432      120
   American Campus Communities, Inc. +........................     900       21
   American Home Mortgage Investment Corp.....................   2,509       84
   Anthracite Capital, Inc. +.................................   2,860       32
   Anworth Mortgage Asset Corp. +.............................   2,770       22
   Arbor Realty Trust, Inc....................................     500       12

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 58  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Real Estate Investment Trusts - 5.9% - (continued)
   Ashford Hospitality Trust, Inc. +..........................   2,000    $ 24
   BioMed Realty Trust, Inc...................................   3,145      90
   Boykin Lodging Co. * +.....................................     900      10
   Brandywine Realty Trust....................................   5,379     156
   Capital Lease Funding, Inc. +..............................   1,200      14
   Capital Trust, Inc. of New York, Class A +.................     600      20
   Cedar Shopping Centers, Inc. +.............................   1,400      20
   CentraCore Properties Trust +..............................     572      14
   Colonial Properties Trust +................................   2,812     126
   Columbia Equity Trust, Inc.................................     720      11
   Corporate Office Properties Trust..........................   1,999      79
   Cousins Properties, Inc....................................   2,100      63
   Deerfield Triarc Capital Corp. +...........................   1,000      13
   DiamondRock Hospitality Co.................................   1,400      21
   Digital Realty Trust, Inc..................................     871      22
   EastGroup Properties, Inc. +...............................   1,140      50
   ECC Capital Corp. +........................................   3,970       5
   Education Realty Trust, Inc. +.............................   1,390      20
   Entertainment Properties Trust +...........................   1,360      56
   Equity Inns, Inc. +........................................   2,856      44
   Equity Lifestyle Properties, Inc...........................     959      41
   Equity One, Inc. +.........................................   1,878      42
   Extra Space Storage, Inc. +................................   2,800      43
   FelCor Lodging Trust, Inc. +...............................   3,074      64
   Fieldstone Investment Corp. +..............................   2,500      26
   First Industrial Realty Trust, Inc. +......................   2,592      96
   First Potomac Realty Trust +...............................     800      21
   Getty Realty Corp. +.......................................     976      25
   Glenborough Realty Trust, Inc. +...........................   2,189      44
   Glimcher Realty Trust +....................................   1,778      45
   GMH Communities Trust +....................................   1,900      22
   Government Properties Trust, Inc. +........................   1,200      10
   Gramercy Capital Corp. of New York +.......................     600      16
   Heritage Property Investment Trust +.......................   1,468      51
   Hersha Hospitality Trust +.................................     800       7
   Highland Hospitality Corp..................................   2,800      34
   Highwoods Properties, Inc. +...............................   3,230     100
   Home Properties, Inc. +....................................   2,055     102
   HomeBanc Corp. of Georgia +................................   2,900      23
   IMPAC Mortgage Holdings, Inc. +............................   4,015      43
   Inland Real Estate Corp. +.................................   3,600      51
   Innkeepers USA Trust +.....................................   2,878      45
   Investors Real Estate Trust +..............................   2,436      22
   JER Investors Trust, Inc. +................................     799      13
   Kilroy Realty Corp.........................................   1,763     117
   Kite Realty Group Trust....................................   1,200      18
   LaSalle Hotel Properties +.................................   2,414     100
   Lexington Corporate Properties Trust +.....................   3,473      71
   LTC Properties, Inc........................................   1,029      23
   Luminent Mortgage Capital, Inc.............................   2,372      21
   Maguire Properties, Inc....................................   2,300      73
   Medical Properties Trust, Inc..............................     492       6
   MFA Mortgage Investments, Inc..............................   4,262      29
   Mid-America Apartment Communities, Inc. +..................   1,395      70
   MortgageIT Holdings, Inc. +................................   1,400      17
   National Health Investors, Inc.............................   1,234      33
   National Retail Properties, Inc. +.........................   2,635      51
   Nationwide Health Properties, Inc. +.......................   4,715      99
   Newcastle Investment Corp. +...............................   2,833      70
   Newkirk Realty Trust, Inc. +...............................   1,155      20
   NorthStar Realty Finance Corp..............................   1,236      14
   Novastar Financial, Inc. +.................................   1,916      60
   OMEGA Healthcare Investors, Inc............................   2,863      35
   Opteum, Inc., Class A +....................................     900       8
   Parkway Properties, Inc. of Maryland.......................     756      30
   Pennsylvania Real Estate Investment Trust..................   1,886      70
   Post Properties, Inc. +....................................   2,622     112
   PS Business Parks, Inc. +..................................     901      48
   RAIT Investment Trust +....................................   1,427      36
   Ramco-Gershenson Properties +..............................     760      20
   Redwood Trust, Inc.........................................   1,337      61
   Republic Property Trust....................................     800       8
   Saul Centers, Inc. +.......................................     607      22
   Saxon Capital, Inc. +......................................   2,700      30
   Senior Housing Properties Trust +..........................   3,036      52
   Sizeler Property Investors +...............................   1,018      15
   Sovran Self Storage, Inc. +................................     840      40
   Spirit Finance Corp. +.....................................   3,620      42
   Strategic Hotel Capital, Inc. +............................   4,087      84
   Sun Communities, Inc. +....................................     896      29
   Sunstone Hotel Investors, Inc..............................   1,964      54
   Tanger Factory Outlet Centers, Inc.........................   1,522      46
   Taubman Centers, Inc.......................................   3,058     119
   Trustreet Properties, Inc. +...............................   3,145      41

  See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 59 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Real Estate Investment Trusts - 5.9% - (continued)
   U-Store-It Trust +.........................................   3,010   $   48
   Universal Health Realty Income, Inc. +.....................     664       21
   Urstadt Biddle Properties, Class A +.......................   1,117       18
   Washington Real Estate Investment Trust +..................   2,737       96
   Winston Hotels, Inc. +.....................................   1,436       16
                                                                         ------
                                                                          4,320
                                                                         ------
Retail - 6.0%
   99 Cents Only Stores *.....................................   2,200       25
   AC Moore Arts & Crafts, Inc. * +...........................     803       14
   Aeropostale, Inc. * +......................................   2,861       71
   AFC Enterprises * +........................................   1,100       15
   America's Car Mart, Inc. * +...............................     480        9
   Asbury Automotive Group, Inc. * +..........................     712       15
   Big 5 Sporting Goods Corp..................................   1,091       23
   Big Lots, Inc. * +.........................................   5,800       94
   BJ's Restaurants, Inc. * +.................................     706       19
   Blair Corp.................................................     133        5
   Blockbuster, Inc., Class A * +.............................  14,200       66
   Bob Evans Farms, Inc.......................................   2,304       64
   Bombay (The) Co., Inc. * +.................................   2,397        6
   Bon-Ton Stores +...........................................     500       13
   Brown Shoe Co., Inc. +.....................................   1,363       48
   Buckle (The), Inc. +.......................................     405       17
   Buffalo Wild Wings, Inc. * +...............................     571       22
   Build-A-Bear Workshop, Inc. * +............................     500       15
   Burger King Holdings, Inc. *...............................     111        2
   Cabela's, Inc., Class A * +................................   1,600       29
   Cache, Inc. * +............................................   1,062       19
   California Pizza Kitchen, Inc. * +.........................   1,394       40
   Casey's General Stores, Inc................................   2,987       67
   Cash America International, Inc............................   1,791       55
   Casual Male Retail Group, Inc. * +.........................   1,873       18
   Cato (The) Corp., Class A..................................   1,606       38
   CEC Entertainment, Inc. * +................................   1,830       61
   Charlotte Russe Holding, Inc. * +..........................   1,110       24
   Charming Shoppes, Inc. * +.................................   6,423       72
   Children's Place Retail Stores (The), Inc. * +.............   1,207       70
   Chipotle Mexican Grill, Inc., Class A *....................     600       35
   Christopher & Banks Corp. +................................   1,860       50
   Citi Trends, Inc. * +......................................     300       14
   CKE Restaurants, Inc. +....................................   3,005       50
   Coldwater Creek, Inc. *....................................   2,818       72
   Conn's, Inc. * +...........................................     200        6
   Cost Plus, Inc. of California * +..........................   2,286       35
   CSK Auto Corp. * +.........................................   2,412       31
   DEB Shops, Inc.............................................     178        5
   dELiA*s, Inc. * +..........................................   1,303       13
   Denny's Corp. * +..........................................   6,000       28
   Design Within Reach, Inc. * +..............................   1,000        5
   Domino's Pizza, Inc........................................   1,761       42
   Dress Barn, Inc. * +.......................................   2,512       59
   DSW, Inc., Class A *.......................................     836       25
   Finish Line (The), Inc., Class A...........................   2,286       29
   First Cash Financial Services, Inc. *......................   1,700       36
   Fred's, Inc. +.............................................   3,388       49
   GameStop Corp., Class A *..................................     757       33
   GameStop Corp., Class B *..................................   2,600      101
   Genesco, Inc. *............................................   1,188       42
   Group 1 Automotive, Inc....................................   1,487       90
   Guitar Center, Inc. *......................................   1,778       86
   Haverty Furniture Cos., Inc. +.............................   1,140       16
   Hibbett Sporting Goods, Inc. *.............................   1,846       48
   HOT Topic, Inc. * +........................................   2,845       39
   IHOP Corp. +...............................................     967       46
   Insight Enterprises, Inc. *................................   2,632       48
   Jack in the Box, Inc. *....................................   1,889       79
   Jo-Ann Stores, Inc. * +....................................   1,223       20
   Jos. A. Bank Clothiers, Inc. * +...........................   1,183       43
   Kenneth Cole Productions, Inc., Class A +..................     544       13
   Krispy Kreme Doughnuts, Inc. * +...........................   3,000       28
   Landry's Restaurants, Inc. +...............................   1,220       37
   Lithia Motors, Inc., Class A +.............................   1,109       35
   Lone Star Steakhouse & Saloon, Inc. +......................     972       25
   Longs Drug Stores Corp.....................................   1,563       72
   Luby's, Inc. * +...........................................   1,300       14
   MarineMax, Inc. * +........................................   1,019       29
   McCormick & Schmick's Seafood Restaurants, Inc. * +........     300        7
   Movado Group, Inc..........................................     896       17
   Movie Gallery, Inc. +......................................   1,462        7
   New York & Co., Inc. * +...................................     600        7
   Nu Skin Enterprises, Inc., Class A +.......................   2,864       49
   O'Charleys, Inc. * +.......................................   1,236       21
   P.F. Chang's China Bistro, Inc. * +........................   1,609       67
   Pacific Sunwear of California, Inc. * +....................   4,500       99

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 60  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Retail - 6.0% - (continued)
   Pantry (The), Inc. * +.....................................   1,009   $   58
   Papa John's International, Inc. *..........................   1,348       42
   Payless Shoesource, Inc. *.................................   3,467       92
   Pep Boys - Manny, Moe & Jack +.............................   2,833       38
   Petco Animal Supplies, Inc. *..............................   3,100       66
   Pier 1 Imports, Inc. +.....................................   4,400       37
   Rare Hospitality International, Inc. * +...................   1,797       55
   Red Robin Gourmet Burgers, Inc. * +........................     755       32
   Regis Corp. +..............................................   2,729       95
   Restoration Hardware, Inc. * +.............................   1,642       11
   Retail Ventures, Inc. * +..................................   1,100       17
   Ruby Tuesday, Inc. +.......................................   3,404       95
   Rush Enterprises, Inc., Class A * +........................   1,200       21
   Ruth's Chris Steak House * +...............................   1,000       20
   Ryan's Restaurant Group, Inc. * +..........................   2,241       28
   School Specialty, Inc. * +.................................   1,222       44
   Select Comfort Corp. * +...................................   2,093       69
   Sharper Image Corp. * +....................................     677        9
   Shoe Carnival, Inc. *......................................     422       10
   Smart & Final, Inc. * +....................................     746       13
   Sonic Automotive, Inc......................................   1,666       40
   Stage Stores, Inc. +.......................................   1,485       48
   Steak n Shake (The) Co. * +................................   1,520       25
   Stein Mart, Inc. +.........................................   1,445       22
   Systemax, Inc. *...........................................     200        1
   Talbots, Inc. +............................................   1,200       26
   Texas Roadhouse, Inc., Class A *...........................   2,300       31
   Too, Inc. * +..............................................   1,799       74
   Tractor Supply Co. *.......................................   1,910      106
   Trans World Entertainment Corp. * +........................   1,256        8
   Triarc Cos., Inc., Class B +...............................   2,165       33
   Tuesday Morning Corp. +....................................   2,330       37
   Under Armour, Inc., Class A * +............................     787       28
   United Auto Group, Inc. +..................................   1,450       61
   West Marine, Inc. * +......................................     771       11
   Wet Seal (The), Inc., Class A * +..........................   4,400       20
   World Fuel Services Corp...................................   1,510       75
   Zale Corp. * +.............................................   2,570       60
   Zumiez, Inc. * +...........................................     400       13
                                                                         ------
                                                                          4,409
                                                                         ------
Savings & Loans - 1.8%
   Anchor BanCorp Wisconsin, Inc. +...........................   1,228       36
   BankAtlantic Bancorp, Inc., Class A........................   2,984       44
   BankUnited Financial Corp., Class A........................   1,930       60
   Berkshire Hills Bancorp, Inc. +............................     434       15
   Beverly Hills Bancorp, Inc.................................     690        7
   Brookline Bancorp, Inc.....................................   4,287       61
   Charter Financial Corp. of Georgia +.......................     246        9
   Clifton Savings Bancorp, Inc. +............................     500        5
   Commercial Capital Bancorp, Inc............................   2,791       44
   Dime Community Bancshares..................................   1,444       20
   Fidelity Bankshares, Inc. +................................   1,141       37
   First Defiance Financial Corp. +...........................     300        8
   First Financial Holdings, Inc. +...........................     657       20
   First Niagara Financial Group, Inc. +......................   6,615       93
   First Place Financial Corp. of Ohio +......................     789       18
   FirstFed Financial Corp. *.................................   1,075       62
   Flagstar Bancorp, Inc. +...................................   2,073       33
   Flushing Financial Corp. +.................................     990       17
   Franklin Bank Corp. of Houston * +.........................   1,100       22
   Harbor Florida Bancshares, Inc. +..........................   1,053       39
   Horizon Financial Corp. +..................................     602       15
   Investors Bancorp, Inc. * +................................   2,900       40
   ITLA Capital Corp. +.......................................     324       16
   Kearny Financial Corp. +...................................   1,179       16
   KNBT Bancorp, Inc. +.......................................   1,600       26
   MAF Bancorp, Inc...........................................   2,197       95
   NASB Financial, Inc. +.....................................     199        7
   NewAlliance Bancshares, Inc................................   5,800       82
   Northwest Bancorp, Inc. +..................................   1,094       27
   OceanFirst Financial Corp. +...............................     534       12
   Partners Trust Financial Group, Inc. +.....................   2,523       29
   PennFed Financial Services, Inc. +.........................     590       11
   PFF Bancorp, Inc...........................................   1,077       37
   Provident Financial Holdings +.............................     278        8
   Provident Financial Services, Inc. +.......................   4,527       83
   Provident New York Bancorp +...............................   1,953       25
   Rockville Financial, Inc. * +..............................     217        3
   Sound Federal Bancorp, Inc. +..............................     882       18
   Sterling Financial Corp. of Washington.....................   2,227       67
   TierOne Corp...............................................     946       31
   United Community Financial Corp. of Ohio +.................   1,512       17
   Wauwatosa Holdings, Inc. * +...............................     309        5
   Westfield Financial, Inc. +................................     433       10

  See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 61 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- ------
 COMMON STOCKS - 97.7% - CONTINUED
 Savings & Loans - 1.8% - (continued)
    WSFS Financial Corp......................................     221   $   14
                                                                        ------
                                                                         1,344
                                                                        ------
 Semiconductors - 4.4%
    Actel Corp. * +..........................................   1,409       20
    ADE Corp. * +............................................     500       16
    AMIS Holdings, Inc. * +..................................   2,400       24
    Amkor Technology, Inc. * +...............................   5,500       52
    Applied Micro Circuits Corp. * +.........................  15,800       46
    Asyst Technologies, Inc. *...............................   2,791       19
    Atmel Corp. *............................................  22,900      110
    ATMI, Inc. *.............................................   2,347       62
    Axcelis Technologies, Inc. *.............................   6,353       40
    Brooks Automation, Inc. *................................   3,802       46
    Cabot Microelectronics Corp. * +.........................   1,581       45
    Cirrus Logic, Inc. *.....................................   5,308       43
    Cohu, Inc................................................   1,205       21
    Conexant Systems, Inc. *.................................  25,600       75
    Credence Systems Corp. * +...............................   5,721       26
    Cypress Semiconductor Corp. *............................   7,900      120
    Diodes, Inc. *...........................................   1,093       39
    DSP Group, Inc. * +......................................   1,483       39
    EMCORE Corp. * +.........................................   2,400       23
    Emulex Corp. *...........................................   4,500       80
    Entegris, Inc. * +.......................................   7,348       71
    Exar Corp. * +...........................................   2,020       27
    Fairchild Semiconductor International, Inc. *............   6,800      119
    Formfactor, Inc. * +.....................................   2,200       85
    Genesis Microchip, Inc. * +..............................   2,100       26
    Ikanos Communications, Inc. * +..........................     600       10
    Integrated Device Technology, Inc. *.....................  11,000      158
    Integrated Silicon Solutions, Inc. * +...................   2,209       12
    IXYS Corp. * +...........................................   1,327       13
    Kopin Corp. * +..........................................   3,589       16
    Kulicke & Soffa Industries, Inc. * +.....................   3,331       27
    Lattice Semiconductor Corp. * +..........................   7,167       43
    Leadis Technology, Inc. * +..............................   1,400        7
    LTX Corp. * +............................................   3,382       25
    Mattson Technology, Inc. *...............................   2,321       21
    Micrel, Inc. * +.........................................   3,815       43
    Microsemi Corp. *........................................   4,036       97
    Microtune, Inc. *........................................   2,877       18
    MIPS Technologies, Inc. * +..............................   2,300       13
    MKS Instruments, Inc. *..................................   1,750       38
    Monolithic Power Systems, Inc. *.........................     900       13
    Netlogic Microsystems, Inc. * +..........................     781       26
    Omnivision Technologies, Inc. * +........................   2,886       85
    ON Semiconductor Corp. * +...............................   9,432       57
    Pericom Semiconductor Corp. * +..........................   1,341       12
    Photronics, Inc. *.......................................   2,579       44
    Pixelworks, Inc. *.......................................   2,555        7
    PLX Technology, Inc. * +.................................   1,200       14
    PMC - Sierra, Inc. * +...................................  11,600      112
    Portalplayer, Inc. *.....................................   1,011       10
    Power Integrations, Inc. * +.............................   1,995       35
    Rambus, Inc. * +.........................................   5,500      133
    Rudolph Technologies, Inc. * +...........................   1,651       27
    Semitool, Inc. * +.......................................     945        9
    Semtech Corp. *..........................................   4,300       72
    Sigmatel, Inc. * +.......................................   2,500       14
    Silicon Image, Inc. * +..................................   4,100       39
    Silicon Laboratories, Inc. *.............................   2,400       94
    Sirf Technology Holdings, Inc. *.........................   2,100       62
    Skyworks Solutions, Inc. *...............................   8,065       46
    Spansion, Inc., Class A * +..............................   2,000       36
    Standard Microsystems Corp. * +..........................   1,355       31
    Supertex, Inc. * +.......................................     737       30
    Tessera Technologies, Inc. *.............................   2,300       65
    Transwitch Corp. * +.....................................   5,600       10
    Triquint Semiconductor, Inc. * +.........................   8,799       45
    Ultratech, Inc. * +......................................   1,567       28
    Varian Semiconductor Equipment Associates, Inc. *........   3,241      100
    Veeco Instruments, Inc. * +..............................   1,690       41
    Virage Logic Corp. * +...................................     500        5
    Vitesse Semiconductor Corp. * +..........................  13,942       23
    Volterra Semiconductor Corp. *...........................     800       12
    Zoran Corp. *............................................   2,357       58
                                                                        ------
                                                                         3,210
                                                                        ------
 Software - 3.2%
    Acxiom Corp..............................................   5,279      124
    Advent Software, Inc. * +................................   1,101       36
    Allscripts Healthcare Solutions, Inc. * +................   2,654       46
    Altiris, Inc. *..........................................   1,602       28
    American Reprographics Co. *.............................     940       33

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 62  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Software - 3.2% - (continued)
   AMICAS, Inc. * +.........................................   2,200   $    8
   Ansys, Inc. *............................................   2,155      109
   Aspen Technology, Inc. * +...............................   2,360       28
   Atari, Inc. *............................................   2,200        1
   Blackbaud, Inc...........................................     900       17
   Blackboard, Inc. * +.....................................   1,000       26
   Borland Software Corp. * +...............................   4,322       23
   Bottomline Technologies, Inc. * +........................     900        9
   Computer Programs & Systems, Inc. +......................     398       16
   Concur Technologies, Inc. * +............................   1,630       25
   CSG Systems International, Inc. *........................   3,180       74
   Dendrite International, Inc. *...........................   2,262       23
   Digi International, Inc. * +.............................   1,300       15
   Eclipsys Corp. *.........................................   2,073       40
   eFunds Corp. * +.........................................   2,459       55
   Emageon, Inc. * +........................................     800       10
   Epicor Software Corp. * +................................   3,305       36
   EPIQ Systems, Inc. * +...................................     710       11
   FalconStor Software, Inc. * +............................   1,215        8
   Filenet Corp. *..........................................   2,581       67
   Infocrossing, Inc. * +...................................   1,000       11
   Informatica Corp. *......................................   4,482       63
   infoUSA, Inc. *..........................................   1,878       19
   InPhonic, Inc. * +.......................................     914        7
   Inter-Tel, Inc. +........................................   1,474       31
   Intervideo, Inc. *.......................................     500        5
   JDA Software Group, Inc. * +.............................   1,619       23
   Keane, Inc. * +..........................................   2,449       34
   Lawson Software, Inc. * +................................   4,095       28
   Majesco Entertainment Co. * +............................   1,200        2
   Mantech International Corp., Class A *...................     957       32
   MapInfo Corp. * +........................................   1,200       16
   MicroStrategy, Inc., Class A *...........................     757       71
   Midway Games, Inc. * +...................................   1,021        7
   MoneyGram International, Inc.............................   5,037      176
   MRO Software, Inc. * +...................................   1,019       21
   NetIQ Corp. *............................................   2,273       28
   Nuance Communications, Inc. * +..........................   7,094       62
   Open Solutions, Inc. * +.................................   1,111       31
   Packeteer, Inc. * +......................................   1,722       20
   Parametric Technology Corp. *............................   5,766       77
   PDF Solutions, Inc. * +..................................     929       12
   Pegasystems, Inc. * +....................................     755        5
   Per-Se Technologies, Inc. * +............................   1,873       47
   Phase Forward, Inc. * +..................................   1,300       17
   Phoenix Technologies Ltd. *..............................   1,200        7
   Progress Software Corp. *................................   2,050       48
   QAD, Inc. +..............................................     875        6
   Quality Systems, Inc. * +................................   1,080       36
   Quest Software, Inc. * +.................................   3,938       55
   Renaissance Learning, Inc. +.............................     418        6
   Schawk, Inc. +...........................................     696       13
   Seachange International, Inc. *..........................   1,352        8
   SPSS, Inc. *.............................................     993       37
   SSA Global Technologies, Inc. * +........................     400        8
   THQ, Inc. *..............................................   3,755       88
   Transaction Systems Architects, Inc. *...................   2,254       88
   Trident Microsystems, Inc. *.............................   2,800       62
   Ulticom, Inc. * +........................................     610        6
   Ultimate Software Group, Inc. * +........................   1,200       27
   VeriFone Holdings, Inc. *................................   1,300       41
   Verint Systems, Inc. *...................................     696       23
   Wind River Systems, Inc. *...............................   4,248       40
   Witness Systems, Inc. * +................................   2,069       43
                                                                       ------
                                                                        2,355
                                                                       ------
Storage/Warehousing - 0.1%
   Mobile Mini, Inc. * +....................................   2,154       68
                                                                       ------
Telecommunications - 4.3%
   3Com Corp. * +...........................................  22,723      103
   Adaptec, Inc. *..........................................   5,691       25
   Adtran, Inc..............................................   3,894       98
   Aeroflex, Inc. * +.......................................   3,928       46
   Airspan Networks, Inc. * +...............................   2,100       11
   Alaska Communications Systems Group, Inc. +..............     800       10
   Anaren, Inc. *...........................................     897       18
   Anixter International, Inc...............................   1,891       92
   Applied Signal Technology, Inc. +........................     602       11
   Arris Group, Inc. *......................................   5,599       67
   Atheros Communications, Inc. *...........................   1,800       40
   Black Box Corp...........................................     903       47
   Broadwing Corp. * +......................................   4,124       47
   C-COR, Inc. * +..........................................   2,873       20
   Centennial Communications Corp. * +......................   1,100        6
   CIENA Corp. *............................................  31,400      132

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 63 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- ------
COMMON STOCKS - 97.7% - CONTINUED
Telecommunications - 4.3% - (continued)
   Cincinnati Bell, Inc. *..................................  13,159   $   51
   Commonwealth Telephone Enterprises, Inc..................   1,500       50
   CommScope, Inc. * +......................................   3,340       98
   Comtech Telecommunications * +...........................   1,347       41
   Consolidated Communications Holdings, Inc. +.............     500        8
   CT Communications, Inc. +................................   1,127       18
   Ditech Networks, Inc. *..................................   1,701       15
   Dobson Communications Corp., Class A *...................   8,394       72
   EndWave Corp. *..........................................     398        5
   Essex Corp. * +..........................................     900       16
   Extreme Networks * +.....................................   7,855       35
   Fairpoint Communications, Inc............................   1,590       21
   Finisar Corp. * +........................................  11,643       53
   Foundry Networks, Inc. *.................................   6,600       85
   General Communication, Inc., Class A * +.................   3,019       39
   Glenayre Technologies, Inc. * +..........................   4,500       13
   GlobeTel Communications Corp. * +........................   3,800        5
   Golden Telecom, Inc......................................   1,109       28
   Harmonic, Inc. * +.......................................   4,805       22
   Hypercom Corp. * +.......................................   3,617       39
   IDT Corp., Class B * +...................................   3,200       44
   Interdigital Communications Corp. * +....................   3,200       91
   Iowa Telecommunications Services, Inc. +.................   1,300       23
   Ixia *...................................................   1,759       18
   Level 3 Communications, Inc. *...........................  45,466      226
   Mastec, Inc. * +.........................................   1,519       20
   MRV Communications, Inc. * +.............................   5,371       16
   Netgear, Inc. * +........................................   2,000       47
   NeuStar, Inc., Class A * +...............................   1,600       51
   Newport Corp. * +........................................   1,857       30
   North Pittsburgh Systems, Inc. +.........................     829       21
   Novatel Wireless, Inc. * +...............................   2,000       22
   Oplink Communications, Inc. * +..........................   1,042       20
   Plantronics, Inc. +......................................   2,500       54
   Polycom, Inc. *..........................................   5,500      119
   Powerwave Technologies, Inc. *...........................   6,206       61
   Premiere Global Services, Inc. * +.......................   3,979       30
   Price Communications Corp. * +...........................   2,427       40
   RCN Corp. * +............................................   1,300       34
   RF Micro Devices, Inc. *.................................  10,082       73
   SafeNet, Inc. * +........................................   1,260       21
   SBA Communications Corp., Class A *......................   5,801      133
   Shenandoah Telecom Co. +.................................     348       15
   Sonus Networks, Inc. * +.................................  12,700       59
   Spectralink Corp. +......................................   1,109       10
   SureWest Communications +................................     808       16
   Sycamore Networks, Inc. * +..............................   9,072       40
   SymmetriCom, Inc. *......................................   2,529       18
   Syniverse Holdings, Inc. *...............................     970       16
   Talk America Holdings, Inc. * +..........................   1,786       14
   Tekelec *................................................   3,077       44
   Telkonet, Inc. * +.......................................   2,400        9
   Time Warner Telecom, Inc., Class A * +...................   4,293       65
   Ubiquitel, Inc. *........................................   4,800       50
   USA Mobility, Inc. * +...................................   1,462       30
   UTStarcom, Inc. * +......................................   5,700       36
   Valor Communications Group, Inc. +.......................   1,680       21
   Viasat, Inc. * +.........................................   1,191       30
   Westell Technologies, Inc., Class A * +..................   2,992        8
   Wireless Facilities, Inc. * +............................   3,310       12
   Zhone Technologies, Inc. * +.............................   6,005       13
                                                                       ------
                                                                        3,187
                                                                       ------
Textiles - 0.1%
   Angelica Corp. +.........................................     496       10
   Dixie Group, Inc. * +....................................     595        8
   G & K Services, Inc., Class A +..........................     988       38
   Innovo Group, Inc. * +...................................   1,900        1
   Unifirst Corp. of Massachusetts +........................     474       15
                                                                       ------
                                                                           72
                                                                       ------
Toys, Games & Hobbies - 0.1%
   Jakks Pacific, Inc. * +..................................   1,678       33
   Leapfrog Enterprises, Inc. * +...........................   1,800       18
   RC2 Corp. *..............................................     900       32
   Topps (The) Co. +........................................   2,765       23
                                                                       ------
                                                                          106
                                                                       ------
Transportation - 1.5%
   ABX Air, Inc. *..........................................   3,100       21
   Arkansas Best Corp.......................................   1,622       67
   Bristow Group, Inc. * +..................................   1,242       45
   Covenant Transport, Inc., Class A *......................     564        7
   Dynamex, Inc. * +........................................     539       11
   EGL, Inc. *..............................................   1,691       76
   Florida East Coast Industries, Inc. +....................   1,642       91
   Forward Air Corp.........................................   1,686       63

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 64  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                              NUMBER    VALUE
                                                             OF SHARES  (000S)
                                                            ----------- -------
COMMON STOCKS - 97.7% - CONTINUED
Transportation - 1.5% - (continued)
   Frozen Food Express Industries, Inc. *..................         258 $     3
   Genesee & Wyoming, Inc., Class A * +....................       1,854      56
   Gulfmark Offshore, Inc. * +.............................         840      21
   Heartland Express, Inc. +...............................       3,545      60
   Horizon Lines, Inc., Class A +..........................         354       5
   HUB Group, Inc., Class A *..............................       1,200      57
   Kansas City Southern * +................................       4,392     116
   Kirby Corp. *...........................................       1,343     101
   Knight Transportation, Inc. +...........................       2,966      56
   Maritrans, Inc. +.......................................         500      13
   Marten Transport Ltd. * +...............................       1,050      21
   Old Dominion Freight Line, Inc. *.......................       1,458      45
   Pacer International, Inc................................       2,046      60
   PAM Transportation Services, Inc. *.....................         196       5
   RailAmerica, Inc. *.....................................       2,163      24
   SCS Transportation, Inc. *..............................       1,073      26
   Sirva, Inc. *...........................................       1,400      10
   U.S. Xpress Enterprises, Inc., Class A * +..............         744      17
   USA Truck, Inc. *.......................................         300       6
   Werner Enterprises, Inc. +..............................       3,158      61
                                                                        -------
                                                                          1,144
                                                                        -------
Trucking & Leasing - 0.3%
   AMERCO, Inc. * +........................................         500      44
   GATX Corp...............................................       2,541     111
   Greenbrier Cos., Inc....................................         524      18
   Interpool, Inc. +.......................................         300       6
   TAL International Group, Inc. *.........................         687      16
                                                                        -------
                                                                            195
                                                                        -------
Water - 0.2%
   American States Water Co. +.............................         843      31
   California Water Service Group +........................         895      33
   Connecticut Water Service, Inc. +.......................         474      11
   Middlesex Water Co. +...................................         698      13
   Pico Holdings, Inc. * +.................................         466      16
   SJW Corp................................................         858      19
   Southwest Water Co. +...................................       1,218      16
                                                                        -------
                                                                            139
                                                                        -------
Total Common Stocks........................................
(Cost $53,227)                                                           71,956
                                                                        -------

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
                                                              (000S)    (000S)
                                                            ----------- -------
CONVERTIBLE BOND - 0.0%
Distribution/Wholesale - 0.0%
   Timco Aviation Services, Inc., *
     8.00%, 1/2/07......................................... $         1 $    --
                                                                        -------
Total Convertible Bond
(Cost $1)..................................................                  --
                                                                        -------

                                                              NUMBER    VALUE
                                                             OF SHARES  (000S)
                                                            ----------- -------
INVESTMENT COMPANY - 50.9%
   Northern Institutional Funds - Liquid Assets Portfolio
     /(1)/.................................................  37,472,906  37,473
                                                                        -------
Total Investment Company
(Cost $37,473).............................................              37,473
                                                                        -------
OTHER - 0.0%
   Escrow DLB Oil & Gas *..................................         400      --
   Escrow MascoTech, Inc. *................................      10,600      --
   Escrow Position PetroCorp. *............................         420      --
                                                                        -------
Total Other
(Cost $-)                                                                    --
                                                                        -------
RIGHTS - 0.0%
   CSF Holdings, Inc. *....................................       2,000      --
                                                                        -------
Total Rights
(Cost $-)                                                                    --
WARRANTS - 0.0%
   Optical Cable Corp., Exp. 10/24/07, Strike $4.88 *......         232      --
   Optical Cable Corp., Exp. 10/24/07, Strike $4.88 *......      79,600      --
   Redback Networks, Inc., Exp. 1/2/11, Strike $5.00 *              182       4
   Redback Networks, Inc., Exp. 1/2/11, Strike $9.50 *              191       3
                                                                        -------
Total Warrants
(Cost $-)                                                                     7
                                                                        -------

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 65 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                                MAY 31, 2006 (UNAUDITED)
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                            PRINCIPAL
                                                             AMOUNT    VALUE
                                                             (000S)    (000S)
                                                            --------- --------
SHORT-TERM INVESTMENTS - 2.6%
   Dexia Bank Belgium, Brussels, Eurodollar Time
     Deposit, 5.09%, 6/1/06                                  $1,752   $  1,752
   U.S. Treasury Bill, /(2)/ 4.72%, 9/21/06................     160        158
                                                                      --------
Total Short-Term Investments
(Cost $1,910)..............................................              1,910
                                                                      --------
Total Investments - 151.2%
(Cost $92,611).............................................            111,346
   Liabilities less Other Assets - (51.2)%.................            (37,676)
                                                                      --------
NET ASSETS - 100.0%........................................           $ 73,670

(1) Investment relates to cash collateral received from portfolio securities loaned.

(2) Security pledged as collateral to cover margin requirements for open futures contracts.

*   Non-Income Producing Security

+   Security is either wholly or partially on loan.

At May 31, 2006, the Small Company Index Portfolio had open futures contracts as follows:

                                         NOTIONAL                   UNREALIZED
                               NUMBER OF  AMOUNT  CONTRACT CONTRACT    LOSS
TYPE                           CONTRACTS  (000S)  POSITION   EXP.     (000S)
----                           --------- -------- -------- -------- ----------
Russell 2000 Mini.............    27      $1,950    Long     6/06      $(88)

At May 31, 2006, the industry sectors for the Small Company Index Portfolio were:

                                                               % OF LONG-TERM
INDUSTRY SECTOR                                                 INVESTMENTS
---------------                                                --------------
Consumer Discretionary........................................      13.9%
Consumer Staples..............................................       2.9
Energy........................................................       6.9
Financials....................................................      20.7
Health Care...................................................      11.8
Industrials...................................................      15.7
Information Technology........................................      18.8
Materials.....................................................       5.3
Telecommunication Services....................................       1.6
Utilities.....................................................       2.4
                                                                   -----
Total.........................................................     100.0%

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 66  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                              EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS                                MAY 31, 2006 (UNAUDITED)
MID CAP GROWTH PORTFOLIO

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.4%
Aerospace/Defense - 1.0%
   Rockwell Collins, Inc......................................   2,400   $  131
                                                                         ------
Apparel - 1.2%
   Polo Ralph Lauren Corp.....................................   2,600      147
                                                                         ------
Auto Parts & Equipment - 1.0%
   Autoliv, Inc...............................................   2,300      128
                                                                         ------
Building Materials - 1.1%
   Masco Corp.................................................   4,500      140
                                                                         ------
Commercial Services - 4.8%
   Corporate Executive Board Co...............................   1,500      153
   Dun & Bradstreet Corp. *...................................   2,200      160
   ITT Educational Services, Inc. *...........................   2,500      162
   Robert Half International, Inc.............................   3,100      127
                                                                         ------
                                                                            602
                                                                         ------
Computers - 0.6%
   Palm, Inc. * +.............................................   5,000       82
                                                                         ------
Data Processing - 3.2%
   Ceridian Corp. *...........................................   5,800      141
   Global Payments, Inc.......................................   5,800      270
                                                                         ------
                                                                            411
                                                                         ------
Distribution/Wholesale - 1.0%
   Grainger (W.W.), Inc.......................................   1,700      123
                                                                         ------
Diversified Financial Services - 1.2%
   CIT Group, Inc.............................................   3,000      154
                                                                         ------
Electronics - 2.4%
   Mettler-Toledo International, Inc. *.......................   2,400      156
   Thomas & Betts Corp. *.....................................   2,700      155
                                                                         ------
                                                                            311
                                                                         ------
Entertainment - 1.1%
   DreamWorks Animation SKG, Inc., Class A * +................   5,200      135
                                                                         ------
Food - 1.1%
   Dean Foods Co. *...........................................   3,800      136
                                                                         ------
Hand/Machine Tools - 1.2%
   Black & Decker Corp........................................   1,800      156
                                                                         ------
Healthcare - Products - 0.9%
   Varian Medical Systems, Inc. *.............................   2,400      113
                                                                         ------
Healthcare - Services - 8.2%
   Caremark Rx, Inc. *........................................   3,000      144
   Manor Care, Inc. +.........................................   4,000      186
   McKesson Corp..............................................   4,300      213
   Pediatrix Medical Group, Inc. *............................   2,800      129
   Sierra Health Services, Inc. *.............................   6,800      280
   United Surgical Partners International, Inc. * +...........   2,700       84
                                                                         ------
                                                                          1,036
                                                                         ------
Household Durables - 0.8%
   Harman International Industries, Inc.......................   1,200      102
                                                                         ------
Insurance - 5.8%
   AMBAC Financial Group, Inc.................................   2,100      169
   Assurant, Inc..............................................   3,300      161
   Radian Group, Inc..........................................   2,600      159
   W.R. Berkley Corp..........................................   7,100      244
                                                                         ------
                                                                            733
                                                                         ------
Internet - 0.8%
   Websense, Inc. *...........................................   4,800      106
                                                                         ------
Iron/Steel - 0.8%
   Allegheny Technologies, Inc................................   1,700      108
                                                                         ------
Leisure Time - 1.0%
   Harley-Davidson, Inc. +....................................   2,600      130
                                                                         ------
Machinery - Construction & Mining - 0.8%
   JLG Industries, Inc........................................   4,600      100
                                                                         ------
Machinery - Diversified - 2.4%
   Graco, Inc.................................................   2,900      133
   Rockwell Automation, Inc...................................   2,500      171
                                                                         ------
                                                                            304
                                                                         ------
Metal Fabrication/Hardware - 0.8%
   Precision Castparts Corp...................................   1,700       98
                                                                         ------
Mining - 1.9%
   Freeport-McMoRan Copper & Gold, Inc., Class B..............   4,200      235
                                                                         ------
Miscellaneous Manufacturing - 3.6%
   ITT Industries, Inc........................................   1,900       99
   SPX Corp...................................................   3,600      189
   Textron, Inc...............................................   1,900      173
                                                                         ------
                                                                            461
                                                                         ------
Office Furnishings - 0.8%
   HNI Corp. +................................................   2,000      104
                                                                         ------
Oil & Gas - 9.3%
   EOG Resources, Inc.........................................   3,700      243
   Forest Oil Corp. *.........................................   3,500      114
   Kerr-McGee Corp............................................   1,000      107
   Newfield Exploration Co. *.................................   2,200       94
   Rowan Cos., Inc............................................   3,100      124
   Sunoco, Inc................................................   2,600      178
   Talisman Energy, Inc. +....................................   7,200      132

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 67 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
MID CAP GROWTH PORTFOLIO (continued)

                                                              NUMBER    VALUE
                                                             OF SHARES  (000S)
                                                             --------- -------
COMMON STOCKS - 97.4% - CONTINUED
Oil & Gas - 9.3% - (continued)
   Tesoro Corp..............................................    1,500  $   102
   Todco, Class A *.........................................    2,100       93
                                                                       -------
                                                                         1,187
                                                                       -------
Oil & Gas Services - 1.6%
   Cameron International Corp. * +..........................    2,000       94
   Grant Prideco, Inc. *....................................    2,500      120
                                                                       -------
                                                                           214
                                                                       -------
Pharmaceuticals - 4.0%
   Endo Pharmaceuticals Holdings, Inc. *....................    4,300      126
   Express Scripts, Inc. *..................................    3,500      257
   Gilead Sciences, Inc. *..................................    2,200      126
                                                                       -------
                                                                           509
                                                                       -------
Restaurants - 1.9%
   Brinker International, Inc...............................    2,800      103
   Starbucks Corp. *........................................    3,700      132
                                                                       -------
                                                                           235
                                                                       -------
Retail - 12.0%
   American Eagle Outfitters, Inc...........................    8,400      274
   Barnes & Noble, Inc......................................    6,000      229
   Claire's Stores, Inc.....................................    5,200      141
   Limited Brands...........................................    6,400      174
   Nordstrom, Inc...........................................    3,500      129
   Penney (J.C.) Co., Inc...................................    2,000      122
   Ross Stores, Inc. +......................................    4,400      124
   Staples, Inc.............................................    5,400      127
   TJX Cos., Inc............................................    8,600      204
                                                                       -------
                                                                         1,524
                                                                       -------
Semiconductors - 8.3%
   Analog Devices, Inc......................................    5,400      182
   Emulex Corp. *...........................................    7,500      133
   Intersil Corp., Class A..................................    6,900      185
   Lam Research Corp. *.....................................    4,000      179
   Microchip Technology, Inc................................    3,700      127
   National Semiconductor Corp..............................    5,700      146
   NVIDIA Corp. *...........................................    4,200       97
                                                                       -------
                                                                         1,049
                                                                       -------
Software - 6.6%
   Amdocs Ltd. *............................................    3,700      139
   BEA Systems, Inc. *......................................   12,600      171
   Cadence Design Systems, Inc. *...........................   13,900      251
   Intuit, Inc. *...........................................    2,900      160
   Red Hat, Inc. * +........................................    4,400      116
                                                                       -------
                                                                           837
                                                                       -------
Telecommunications Equipment - 3.1%
   Adtran, Inc. +...........................................    4,900      124
   Foundry Networks, Inc. * +...............................    9,300      119
   Tellabs, Inc. *..........................................   10,000      143
                                                                       -------
                                                                           386
                                                                       -------
Transportation - 1.1%
   Landstar System, Inc.....................................    3,200      141
                                                                       -------
Total Common Stocks
(Cost $12,151)                                                          12,368
                                                                       -------
INVESTMENT COMPANY - 7.6%
   Northern Institutional Funds -
   Liquid Assets Portfolio /(1)/............................  972,290      972
                                                                       -------
Total Investment Company
(Cost $972).................................................               972
                                                                       -------

                                                             PRINCIPAL
                                                              AMOUNT    VALUE
                                                              (000S)    (000S)
                                                             --------- -------
SHORT-TERM INVESTMENT - 1.2%
   Dexia Bank Belgium, Brussels,
       Eurodollar Time Deposit,
       5.09%, 6/1/06........................................ $    151      151
                                                                       -------
Total Short-Term Investment
(Cost $151).................................................               151
                                                                       -------
Total Investments - 106.2%
(Cost $13,274)..............................................            13,491
   Liabilities less Other Assets - (6.2)%...................              (794)
                                                                       -------
NET ASSETS - 100.0%.........................................           $12,697

(1)Investment relates to cash collateral received from portfolio securities loaned.

*  Non-Income Producing Security

+  Security is either wholly or partially on loan.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 68  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

At May 31, 2006, the industry sectors for the Mid Cap Growth Portfolio were:

                                                                % OF
                                                              LONG-TERM
INDUSTRY SECTOR                                              INVESTMENTS
---------------                                              -----------
Consumer Discretionary......................................     22.0%
Consumer Staples............................................      1.1
Energy......................................................     11.3
Financials..................................................      7.2
Health Care.................................................     13.4
Industrials.................................................     17.8
Information Technology......................................     24.4
Materials...................................................      2.8
                                                                -----
Total.......................................................    100.0%

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 69 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
FOCUSED GROWTH PORTFOLIO

                                                               NUMBER   VALUE
                                                              OF SHARES (000S)
                                                              --------- -------
COMMON STOCKS - 97.5%
Advertising - 1.8%
   Omnicom Group.............................................   16,800  $ 1,598
                                                                        -------
Aerospace/Defense - 10.7%
   Boeing (The) Co...........................................   32,000    2,664
   Lockheed Martin Corp......................................   32,000    2,320
   Raytheon Co...............................................   45,100    2,068
   United Technologies Corp..................................   43,000    2,688
                                                                        -------
                                                                          9,740
                                                                        -------
Beverages - 3.3%
   PepsiCo, Inc..............................................   48,900    2,957
                                                                        -------
Biotechnology - 2.1%
   Amgen, Inc. *.............................................   28,000    1,893
                                                                        -------
Building Materials - 1.3%
   Cemex S.A. ADR............................................   20,000    1,139
                                                                        -------
Commercial Services - 1.8%
   McKesson Corp.............................................   33,000    1,634
                                                                        -------
Computers - 4.8%
   Apple Computer, Inc. *....................................   15,000      897
   Hewlett-Packard Co........................................   45,000    1,457
   IBM Corp..................................................   25,100    2,005
                                                                        -------
                                                                          4,359
                                                                        -------
Cosmetics/Personal Care - 3.0%
   Colgate-Palmolive Co......................................   45,000    2,715
                                                                        -------
Diversified Financial Services - 2.9%
   Franklin Resources, Inc...................................   11,800    1,061
   Lehman Brothers Holdings, Inc.............................   23,600    1,572
                                                                        -------
                                                                          2,633
                                                                        -------
Electronics - 1.7%
   Agilent Technologies, Inc. *..............................   45,500    1,587
                                                                        -------
Engineering & Construction - 1.1%
   Jacobs Engineering Group, Inc. *..........................   13,100    1,022
                                                                        -------
Food - 2.7%
   General Mills, Inc........................................   47,500    2,465
                                                                        -------
Insurance - 2.6%
   Prudential Financial, Inc.................................   31,000    2,361
                                                                        -------
Iron/Steel - 0.9%
   Allegheny Technologies, Inc. +............................   13,100      834
                                                                        -------
Machinery - Construction & Mining - 2.9%
   Caterpillar, Inc..........................................   35,700    2,604
                                                                        -------
Metal Fabrication/Hardware - 0.8%
   Precision Castparts Corp..................................   13,000      749
                                                                        -------
Mining - 2.2%
   Freeport-McMoRan Copper & Gold, Inc., Class B +...........   20,500    1,148
   Vulcan Materials Co.......................................   11,000      858
                                                                        -------
                                                                          2,006
                                                                        -------
Miscellaneous Manufacturing - 3.4%
   General Electric Co.......................................   46,500    1,593
   Parker-Hannifin Corp......................................   19,000    1,482
                                                                        -------
                                                                          3,075
                                                                        -------
Oil & Gas - 3.9%
   Diamond Offshore Drilling, Inc. +.........................   14,500    1,243
   Marathon Oil Corp.........................................   30,000    2,252
                                                                        -------
                                                                          3,495
                                                                        -------
Oil & Gas Services - 3.0%
   Cameron International Corp. * +...........................   19,400      910
   Schlumberger Ltd..........................................   28,000    1,836
                                                                        -------
                                                                          2,746
                                                                        -------
Pharmaceuticals - 12.0%
   AstraZeneca PLC ADR.......................................   47,000    2,488
   Express Scripts, Inc. *...................................   11,300      828
   Gilead Sciences, Inc. *...................................   19,000    1,089
   Merck & Co., Inc..........................................   55,000    1,831
   Novartis A.G. ADR.........................................   39,000    2,164
   Wyeth.....................................................   55,400    2,534
                                                                        -------
                                                                         10,934
                                                                        -------
Retail - 9.3%
   Circuit City Stores, Inc..................................   41,000    1,232
   Kohl's Corp. *............................................   45,000    2,416
   Nordstrom, Inc............................................   35,000    1,289
   Office Depot, Inc. *......................................   40,500    1,684
   Penney (J.C.) Co., Inc....................................   29,400    1,786
                                                                        -------
                                                                          8,407
                                                                        -------
Semiconductors - 3.1%
   Intersil Corp., Class A...................................   34,500      925
   Texas Instruments, Inc....................................   61,100    1,908
                                                                        -------
                                                                          2,833
                                                                        -------
Software - 5.2%
   BMC Software, Inc. *......................................   36,000      725
   Microsoft Corp............................................  138,000    3,126
   Red Hat, Inc. * +.........................................   34,000      892
                                                                        -------
                                                                          4,743
                                                                        -------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 70  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                             NUMBER     VALUE
                                                            OF SHARES   (000S)
                                                            ---------- -------
COMMON STOCKS - 97.5% - CONTINUED
Telecommunications - 9.2%
   America Movil SA de CV ADR..............................     35,000 $ 1,143
   Cisco Systems, Inc. *...................................    161,500   3,178
   Motorola, Inc...........................................     80,400   1,696
   Nokia OYJ ADR...........................................     67,500   1,449
   Tellabs, Inc. *.........................................     63,500     908
                                                                       -------
                                                                         8,374
                                                                       -------
Transportation - 1.8%
   Norfolk Southern Corp...................................     31,700   1,673
                                                                       -------
Total Common Stocks
(Cost $84,825).............................................             88,576
                                                                       -------
INVESTMENT COMPANY - 3.2%
   Northern Institutional Funds - Liquid Assets Portfolio
     /(1)/                                                   2,855,316   2,855
                                                                       -------
Total Investment Company
(Cost $2,855)..............................................              2,855
                                                                       -------

                                                            PRINCIPAL
                                                             AMOUNT     VALUE
                                                             (000S)     (000S)
                                                            ---------- -------
SHORT-TERM INVESTMENT - 3.2%
   Dexia Bank Belgium, Brussels, Eurodollar Time
     Deposit, 5.09%, 6/1/06................................ $    2,901   2,901
                                                                       -------
Total Short-Term Investment
(Cost $2,901)..............................................              2,901
                                                                       -------
Total Investments - 103.9%
(Cost $90,581).............................................             94,332
                                                                       -------
   Liabilities less Other Assets - (3.9)%..................             (3,517)
                                                                       -------
NET ASSETS - 100.0%........................................            $90,815

(1)Investment relates to cash collateral received from portfolio securities loaned.

*  Non-Income Producing Security
+  Security is either wholly or partially on loan.

At May 31, 2006, the industry sectors for the Focused Growth Portfolio were:

                                                                 % OF LONG TERM
INDUSTRY SECTOR                                                   INVESTMENTS
---------------                                                  --------------
Consumer Discretionary..........................................      11.3%
Consumer Staples................................................       9.2
Energy..........................................................       7.1
Financials......................................................       5.6
Health Care.....................................................      16.3
Industrials.....................................................      21.3
Information Technology..........................................      23.4
Materials.......................................................       4.5
Telecommunication Services......................................       1.3
                                                                     -----
Total                                                                100.0%

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 71 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
DIVERSIFIED GROWTH PORTFOLIO

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 97.2%
Aerospace/Defense - 3.7%
   Lockheed Martin Corp.......................................   8,150   $  591
   Northrop Grumman Corp......................................   4,875      315
   Raytheon Co................................................   7,175      329
                                                                         ------
                                                                          1,235
                                                                         ------
Apparel - 1.5%
   NIKE, Inc., Class B........................................   6,075      488
                                                                         ------
Banks - 2.1%
   Bank of America Corp.......................................  14,075      681
                                                                         ------
Beverages - 4.3%
   Pepsi Bottling Group, Inc..................................  16,450      515
   PepsiCo, Inc...............................................  14,900      901
                                                                         ------
                                                                          1,416
                                                                         ------
Biotechnology - 1.2%
   Biogen Idec, Inc. *........................................   8,250      385
                                                                         ------
Chemicals - 1.0%
   Praxair, Inc...............................................   6,425      339
                                                                         ------
Commercial Services - 1.6%
   Accenture Ltd., Class A....................................  19,100      538
                                                                         ------
Computers - 5.2%
   Dell, Inc. *...............................................  15,150      385
   EMC Corp. of Massachusetts *...............................  50,950      652
   Hewlett-Packard Co.........................................  20,975      679
                                                                         ------
                                                                          1,716
                                                                         ------
Diversified Financial Services - 8.0%
   Citigroup, Inc.............................................  16,850      830
   Franklin Resources, Inc....................................   5,900      531
   Goldman Sachs Group, Inc...................................   4,100      619
   Lehman Brothers Holdings, Inc..............................   9,700      646
                                                                         ------
                                                                          2,626
                                                                         ------
Food - 2.5%
   General Mills, Inc.........................................  15,825      821
                                                                         ------
Healthcare - Products - 1.0%
   Dade Behring Holdings, Inc.................................   8,850      330
                                                                         ------
Healthcare - Services - 1.7%
   Aetna, Inc.................................................  14,275      549
                                                                         ------
Insurance - 9.5%
   AMBAC Financial Group, Inc.................................   6,000      481
   American International Group, Inc..........................  13,225      804
   Genworth Financial, Inc., Class A..........................  14,625      490
   Hartford Financial Services Group, Inc.....................   8,000      703
   Prudential Financial, Inc..................................   8,550      651
                                                                         ------
                                                                          3,129
                                                                         ------
Leisure Time - 1.4%
   Harley-Davidson, Inc. +....................................   9,125      455
                                                                         ------
Media - 0.9%
   Disney (Walt) Co...........................................  10,225      312
                                                                         ------
Mining - 1.7%
   Freeport-McMoRan Copper & Gold, Inc., Class B..............  10,050      563
                                                                         ------
Miscellaneous Manufacturing - 6.0%
   Eaton Corp.................................................   8,500      625
   General Electric Co........................................  25,025      857
   Tyco International Ltd.....................................  17,875      485
                                                                         ------
                                                                          1,967
                                                                         ------
Oil & Gas - 9.0%
   Devon Energy Corp..........................................   5,325      305
   EOG Resources, Inc.........................................   7,675      504
   Exxon Mobil Corp...........................................  19,150    1,166
   GlobalSantaFe Corp.........................................   7,300      439
   Marathon Oil Corp..........................................   7,325      550
                                                                         ------
                                                                          2,964
                                                                         ------
Oil & Gas Services - 2.4%
   BJ Services Co.............................................  14,950      548
   Schlumberger Ltd...........................................   3,750      246
                                                                         ------
                                                                            794
                                                                         ------
Pharmaceuticals - 12.0%
   Cardinal Health, Inc.......................................  11,575      774
   Endo Pharmaceuticals Holdings, Inc. *......................  16,375      480
   Merck & Co., Inc...........................................  22,400      746
   Novartis A.G. ADR..........................................   5,575      309
   Pfizer, Inc................................................  25,225      597
   Teva Pharmaceutical Industries Ltd. ADR....................  19,075      695
   Wyeth......................................................   7,825      358
                                                                         ------
                                                                          3,959
                                                                         ------
Retail - 8.6%
   Circuit City Stores, Inc...................................  15,675      471
   Kohl's Corp. *.............................................   5,550      298
   McDonald's Corp............................................  11,600      385
   Nordstrom, Inc.............................................  15,100      556
   Office Depot, Inc. *.......................................  13,975      581
   Wal-Mart Stores, Inc.......................................  11,200      542
                                                                         ------
                                                                          2,833
                                                                         ------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 72  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                             NUMBER     VALUE
                                                            OF SHARES   (000S)
                                                            ---------- -------
COMMON STOCKS - 97.2% - CONTINUED
Semiconductors - 1.6%
   National Semiconductor Corp.............................     19,900 $   511
                                                                       -------
Software - 2.5%............................................
   Microsoft Corp..........................................     36,100     818
                                                                       -------
Telecommunications - 6.6%
   Cisco Systems, Inc.*....................................     45,475     895
   Motorola, Inc...........................................     31,925     673
   Nokia OYJ ADR +.........................................     27,875     599
                                                                       -------
                                                                         2,167
                                                                       -------
Transportation - 1.2%
   Burlington Northern Santa Fe Corp.......................      5,050     391
                                                                       -------
Total Common Stocks
(Cost $29,801).............................................             31,987
                                                                       -------

INVESTMENT COMPANIES - 5.4%
   Northern Institutional Funds -
       Liquid Assets Portfolio /(1)/.......................  1,189,406   1,189
   Standard & Poor's Depository Receipts Trust,
       Series 1 +..........................................      4,475     571
                                                                       -------
   Total Investment Companies
   (Cost $1,746)...........................................              1,760

                                                            PRINCIPAL
                                                             AMOUNT     VALUE
                                                             (000S)     (000S)
                                                            ---------- -------
SHORT-TERM INVESTMENT - 0.7%
   Dexia Bank Belgium, Brussels,
       Eurodollar Time Deposit, 5.09%, 6/1/06               $      244     244
                                                                       -------
   Total Short-Term Investment
   (Cost $244).............................................                244
                                                                       -------
   Total Investments - 103.3%
   (Cost $31,791)..........................................             33,991
       Liabilities less Other Assets - (3.3)%..............             (1,083)
                                                                       -------
   NET ASSETS - 100.0%.....................................            $32,908

(1)Investment relates to cash collateral received from portfolio securities loaned.

*  Non-Income Producing Security

+  Security is either wholly or partially on loan.

At May 31, 2006, the industry sectors for the Diversified Growth Portfolio were:

                                                                 % OF LONG-TERM
INDUSTRY SECTOR                                                   INVESTMENTS
---------------                                                  --------------
Consumer Discretionary..........................................      10.9%
Consumer Staples................................................       8.5
Energy..........................................................      11.5
Financials......................................................      21.6
Health Care.....................................................      16.0
Industrials.....................................................      11.0
Information Technology..........................................      17.7
Materials.......................................................       2.8
                                                                     -----
Total...........................................................     100.0%

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 73 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
EQUITY INDEX PORTFOLIO

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- -------
COMMON STOCKS - 99.2%
Advertising - 0.2%
   Interpublic Group of Cos. (The), Inc. * +................   28,064  $   268
   Omnicom Group +..........................................   11,399    1,084
                                                                       -------
                                                                         1,352
                                                                       -------
Aerospace/Defense - 2.1%
   Boeing (The) Co..........................................   52,163    4,342
   General Dynamics Corp....................................   25,598    1,629
   Goodrich Corp............................................    7,826      334
   L-3 Communications Holdings, Inc.........................    7,500      547
   Lockheed Martin Corp.....................................   23,984    1,739
   Northrop Grumman Corp....................................   22,506    1,456
   Raytheon Co..............................................   28,404    1,302
   Rockwell Collins, Inc. +.................................   11,082      605
   United Technologies Corp.................................   66,528    4,159
                                                                       -------
                                                                        16,113
                                                                       -------
Agriculture - 1.7%
   Altria Group, Inc........................................  135,456    9,800
   Archer-Daniels-Midland Co................................   42,406    1,763
   Reynolds American, Inc. +................................    5,513      606
   UST, Inc. +..............................................   10,534      464
                                                                       -------
                                                                        12,633
                                                                       -------
Airlines - 0.1%
   Southwest Airlines Co....................................   46,030      741
                                                                       -------
Apparel - 0.3%
   Coach, Inc. * +..........................................   24,900      724
   Jones Apparel Group, Inc.................................    7,340      238
   Liz Claiborne, Inc. +....................................    6,688      259
   NIKE, Inc., Class B......................................   12,384      994
   VF Corp. +...............................................    5,636      355
                                                                       -------
                                                                         2,570
                                                                       -------
Auto Manufacturers - 0.4%
   Ford Motor Co. +.........................................  126,210      904
   General Motors Corp. +...................................   36,733      989
   Navistar International Corp. * +.........................    3,937      105
   PACCAR, Inc..............................................   10,964      842
                                                                       -------
                                                                         2,840
                                                                       -------
Auto Parts & Equipment - 0.2%
   Cooper Tire & Rubber Co. +...............................    4,273       48
   Goodyear Tire & Rubber (The) Co. * +.....................   11,312      144
   Johnson Controls, Inc....................................   12,678    1,080
                                                                       -------
                                                                         1,272
                                                                       -------
Banks - 6.7%
   AmSouth Bancorp..........................................   21,961      588
   Bank of America Corp.....................................  301,405   14,588
   Bank of New York Co. (The), Inc..........................   52,594    1,748
   BB&T Corp. +.............................................   34,100    1,417
   Comerica, Inc............................................   10,459      573
   Compass Bancshares, Inc. +...............................    7,300      406
   Fifth Third Bancorp......................................   35,456    1,347
   First Horizon National Corp. NA +........................    8,072      323
   Huntington Bancshares, Inc. of Ohio......................   16,109      379
   KeyCorp..................................................   26,007      929
   M&T Bank Corp. +.........................................    5,100      587
   Marshall & Ilsley Corp. +................................   13,454      610
   Mellon Financial Corp. +.................................   26,618      963
   National City Corp.......................................   34,820    1,284
   North Fork Bancorporation, Inc...........................   31,427      926
   Northern Trust Corp. +...................................   12,600      705
   PNC Financial Services Group, Inc........................   19,668    1,355
   Regions Financial Corp...................................   29,035      983
   State Street Corp........................................   21,321    1,324
   SunTrust Banks, Inc. +...................................   25,856    1,957
   Synovus Financial Corp...................................   20,071      528
   U.S. Bancorp.............................................  116,902    3,609
   Wachovia Corp. +.........................................  105,303    5,634
   Wells Fargo & Co.........................................  108,823    7,223
   Zions Bancorporation.....................................    6,690      542
                                                                       -------
                                                                        50,528
                                                                       -------
Beverages - 2.2%
   Anheuser-Busch Cos., Inc.................................   50,358    2,298
   Brown-Forman Corp., Class B..............................    5,350      408
   Coca-Cola (The) Co.......................................  133,713    5,888
   Coca-Cola Enterprises, Inc...............................   19,413      382
   Constellation Brands, Inc., Class A * +..................   12,600      311
   Molson Coors Brewing Co., Class B +......................    3,796      246
   Pepsi Bottling Group, Inc................................    8,671      272
   PepsiCo, Inc. +..........................................  107,529    6,501
                                                                       -------
                                                                        16,306
                                                                       -------
Biotechnology - 1.1%
   Amgen, Inc. *............................................   75,883    5,129
   Biogen Idec, Inc. *......................................   22,083    1,030
   Genzyme Corp. *..........................................   16,857    1,003
   Medimmune, Inc. * +......................................   16,488      525

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 74  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- -------
COMMON STOCKS - 99.2% - CONTINUED
Biotechnology - 1.1% - (continued)
   Millipore Corp. *........................................    3,278  $   227
                                                                       -------
                                                                         7,914
                                                                       -------
Building Materials - 0.2%
   American Standard Companies, Inc. +......................   11,452      486
   Masco Corp. +............................................   26,688      828
                                                                       -------
                                                                         1,314
                                                                       -------
Chemicals - 1.6%
   Air Products & Chemicals, Inc............................   14,264      925
   Ashland, Inc. +..........................................    4,387      274
   Dow Chemical (The) Co....................................   63,271    2,523
   du Pont (E.I.) de Nemours & Co. +........................   60,151    2,558
   Eastman Chemical Co. +...................................    5,290      298
   Ecolab, Inc..............................................   11,708      453
   Engelhard Corp...........................................    8,014      312
   Hercules, Inc. *.........................................    7,337      114
   International Flavors & Fragrances, Inc. +...............    5,084      181
   Monsanto Co..............................................   18,076    1,522
   PPG Industries, Inc. +...................................   10,634      684
   Praxair, Inc.............................................   20,532    1,082
   Rohm & Haas Co...........................................    9,184      463
   Sherwin-Williams (The) Co................................    7,095      343
   Sigma-Aldrich Corp. +....................................    4,293      298
                                                                       -------
                                                                        12,030
                                                                       -------
Commercial Services - 0.8%
   Apollo Group, Inc., Class A *............................    9,201      481
   Cendant Corp.............................................   64,338    1,040
   Convergys Corp. * +......................................    8,946      167
   Donnelley (R.R.) & Sons Co...............................   13,861      446
   Equifax, Inc.............................................    8,255      298
   H&R Block, Inc. +........................................   21,038      479
   McKesson Corp............................................   19,448      963
   Monster Worldwide, Inc. *................................    8,487      415
   Moody's Corp.............................................   15,762      824
   Paychex, Inc. +..........................................   21,316      782
   Robert Half International, Inc. +........................   10,547      433
                                                                       -------
                                                                         6,328
                                                                       -------
Computers - 3.8%
   Affiliated Computer Services, Inc., Class A * +..........    7,600      379
   Apple Computer, Inc. *...................................   55,312    3,306
   Computer Sciences Corp. *................................   11,910      670
   Dell, Inc. *.............................................  152,743    3,877
   Electronic Data Systems Corp.............................   32,761      803
   EMC Corp. of Massachusetts *.............................  154,245    1,974
   Gateway, Inc. * +........................................   19,624       34
   Hewlett-Packard Co.......................................  183,539    5,943
   IBM Corp.................................................  101,684    8,125
   Lexmark International, Inc., Class A * +.................    6,907      395
   NCR Corp. *..............................................   11,692      457
   Network Appliance, Inc. * +..............................   24,375      780
   Sandisk Corp. * +........................................   12,600      709
   Sun Microsystems, Inc. *.................................  224,626    1,047
   Unisys Corp. *...........................................   21,813      144
                                                                       -------
                                                                        28,643
                                                                       -------
Cosmetics/Personal Care - 2.0%
   Alberto-Culver Co. +.....................................    4,831      225
   Avon Products, Inc.......................................   28,890      916
   Colgate-Palmolive Co.....................................   34,024    2,053
   Estee Lauder Cos. (The), Inc., Class A +.................    7,700      315
   Procter & Gamble Co......................................  213,460   11,580
                                                                       -------
                                                                        15,089
                                                                       -------
Distribution/Wholesale - 0.1%
   Genuine Parts Co. +......................................   11,043      475
   Grainger (W.W.), Inc.....................................    4,929      356
                                                                       -------
                                                                           831
                                                                       -------
Diversified Financial Services - 8.3%
   American Express Co......................................   80,364    4,369
   Ameriprise Financial, Inc................................   15,992      732
   Bear Stearns Cos. (The), Inc.............................    7,549    1,010
   Capital One Financial Corp...............................   19,301    1,597
   Charles Schwab (The) Corp................................   67,022    1,117
   CIT Group, Inc. +........................................   12,800      658
   Citigroup, Inc...........................................  323,882   15,967
   Countrywide Financial Corp...............................   38,884    1,488
   E*TRADE Financial Corp. *................................   25,700      624
   Fannie Mae...............................................   62,595    3,114
   Federated Investors, Inc., Class B.......................    5,412      174
   Franklin Resources, Inc..................................    9,921      892
   Freddie Mac..............................................   44,850    2,693
   Goldman Sachs Group, Inc.................................   28,205    4,257
   Janus Capital Group, Inc. +..............................   13,807      249
   JPMorgan Chase & Co......................................  226,144    9,643
   Legg Mason, Inc. +.......................................    7,900      758
   Lehman Brothers Holdings, Inc............................   36,060    2,402
   Merrill Lynch & Co., Inc.................................   59,903    4,338

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 75 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
EQUITY INDEX PORTFOLIO (continued)

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- -------
COMMON STOCKS - 99.2% - CONTINUED
Diversified Financial Services - 8.3% - (continued)
   Morgan Stanley...........................................  69,730   $ 4,157
   Price (T. Rowe) Group, Inc...............................   8,436       667
   SLM Corp.................................................  28,484     1,531
                                                                       -------
                                                                        62,437
                                                                       -------
Electric - 3.0%
   AES Corp. * +............................................  42,138       775
   Allegheny Energy, Inc. *.................................  10,285       375
   Ameren Corp. +...........................................  12,423       615
   American Electric Power Co...............................  25,017       857
   Centerpoint Energy, Inc. +...............................  18,957       227
   CMS Energy Corp. *.......................................  12,783       164
   Consolidated Edison, Inc. +..............................  15,621       689
   Constellation Energy Group, Inc..........................  13,321       689
   Dominion Resources, Inc. of Virginia +...................  22,549     1,637
   DTE Energy Co. +.........................................  11,379       460
   Duke Energy Corp.........................................  81,282     2,294
   Dynegy, Inc., Class A *..................................  20,256       107
   Edison International.....................................  20,734       814
   Entergy Corp. +..........................................  13,356       936
   Exelon Corp..............................................  45,690     2,586
   FirstEnergy Corp.........................................  20,995     1,101
   FPL Group, Inc. +........................................  26,212     1,044
   PG&E Corp................................................  22,396       889
   Pinnacle West Capital Corp. +............................   6,291       248
   PPL Corp. +..............................................  24,450       728
   Progress Energy, Inc.....................................  16,200       681
   Public Service Enterprise Group, Inc. +..................  17,239     1,099
   Southern (The) Co. +.....................................  47,299     1,512
   TECO Energy, Inc. +......................................  12,916       194
   TXU Corp.................................................  29,432     1,686
   Xcel Energy, Inc. +......................................  25,685       482
                                                                       -------
                                                                        22,889
                                                                       -------
Electrical Components & Equipment - 0.4%
   American Power Conversion Corp. +........................  11,010       217
   Emerson Electric Co......................................  26,647     2,199
   Molex, Inc. +............................................   9,135       324
                                                                       -------
                                                                         2,740
                                                                       -------
Electronics - 0.5%
   Agilent Technologies, Inc. *.............................  27,326       953
   Applera Corp. - Applied Biosystems Group.................  11,746       348
   Fisher Scientific International, Inc. *..................   8,000       594
   Jabil Circuit, Inc.......................................  11,200       390
   PerkinElmer, Inc.........................................   8,300       173
   Sanmina-SCI Corp. *......................................  41,573       195
   Solectron Corp. * +......................................  60,059       214
   Symbol Technologies, Inc. +..............................  16,207       192
   Tektronix, Inc...........................................   5,149       161
   Thermo Electron Corp. * +................................  12,411       456
   Waters Corp. *...........................................   6,678       278
                                                                       -------
                                                                         3,954
                                                                       -------
Engineering & Construction - 0.1%
   Fluor Corp...............................................   5,691       499
                                                                       -------
Entertainment - 0.1%
   International Game Technology............................  21,678       807
                                                                       -------
Environmental Control - 0.2%
   Allied Waste Industries, Inc. * +........................  14,854       177
   Waste Management, Inc....................................  36,042     1,320
                                                                       -------
                                                                         1,497
                                                                       -------
Food - 1.5%
   Albertson's, Inc. +......................................  24,533       628
   Campbell Soup Co. +......................................  11,862       417
   ConAgra Foods, Inc. +....................................  33,287       752
   Dean Foods Co. *.........................................   8,700       311
   General Mills, Inc.......................................  22,641     1,175
   Heinz (H.J.) Co..........................................  23,469       994
   Hershey Foods Co. +......................................  11,522       656
   Kellogg Co. +............................................  16,168       762
   Kroger Co................................................  46,558       936
   McCormick & Co., Inc. +..................................   8,500       293
   Safeway, Inc.............................................  28,842       680
   Sara Lee Corp. +.........................................  48,831       829
   SUPERVALU, Inc. +........................................   8,876       259
   Sysco Corp...............................................  39,480     1,207
   Tyson Foods, Inc., Class A +.............................  16,600       266
   Whole Foods Market, Inc..................................   9,200       598
   Wrigley (Wm.) Jr. Co.....................................  14,246       651
                                                                       -------
                                                                        11,414
                                                                       -------
Forest Products & Paper - 0.4%
   International Paper Co. +................................  31,597     1,074
   Louisiana-Pacific Corp...................................   6,838       166
   MeadWestvaco Corp. +.....................................  11,629       319
   Plum Creek Timber Co., Inc. +............................  11,789       421
   Temple-Inland, Inc.......................................   7,148       307

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 76  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- -------
COMMON STOCKS - 99.2% - CONTINUED
Forest Products & Paper - 0.4% - (continued)
   Weyerhaeuser Co.                                            15,569  $   996
                                                                       -------
                                                                         3,283
                                                                       -------
Gas - 0.2%
   KeySpan Corp.............................................   11,408      456
   NICOR, Inc. +............................................    2,952      121
   NiSource, Inc............................................   17,535      382
   Peoples Energy Corp. +...................................    1,978       74
   Sempra Energy............................................   16,472      741
                                                                       -------
                                                                         1,774
                                                                       -------
Hand/Machine Tools - 0.1%
   Black & Decker Corp......................................    4,950      430
   Snap-On, Inc. +..........................................    3,723      156
   Stanley Works (The)......................................    4,568      222
                                                                       -------
                                                                           808
                                                                       -------
Healthcare - Products - 3.2%
   Bard (C.R.), Inc.........................................    6,680      494
   Bausch & Lomb, Inc. +....................................    3,553      175
   Baxter International, Inc................................   41,335    1,558
   Becton, Dickinson & Co...................................   15,697      949
   Biomet, Inc..............................................   17,075      601
   Boston Scientific Corp. *................................   78,828    1,630
   Johnson & Johnson........................................  193,138   11,631
   Medtronic, Inc...........................................   78,295    3,953
   Patterson Cos., Inc. * +.................................    8,900      305
   St. Jude Medical, Inc. *.................................   23,346      796
   Stryker Corp.............................................   18,736      822
   Zimmer Holdings, Inc. *..................................   15,885      962
                                                                       -------
                                                                        23,876
                                                                       -------
Healthcare - Services - 1.6%
   Aetna, Inc...............................................   36,144    1,390
   Coventry Health Care, Inc. * +...........................   10,275      537
   HCA, Inc.................................................   26,057    1,158
   Health Management Associates, Inc., Class A +............   15,428      322
   Humana, Inc. *...........................................   11,190      566
   Laboratory Corp. of America Holdings *...................    8,000      475
   Manor Care, Inc. +.......................................    5,039      234
   Quest Diagnostics, Inc...................................   10,436      582
   Tenet Healthcare Corp. * +...............................   29,928      237
   UnitedHealth Group, Inc..................................   87,952    3,866
   WellPoint, Inc. *........................................   42,802    3,064
                                                                       -------
                                                                        12,431
                                                                       -------
Home Builders - 0.3%
   Centex Corp..............................................    7,934      378
   D.R. Horton, Inc.........................................   17,300      456
   KB Home +................................................    5,928      304
   Lennar Corp., Class A....................................    9,000      431
   Pulte Homes, Inc. +......................................   13,732      446
                                                                       -------
                                                                         2,015
                                                                       -------
Home Furnishings - 0.1%
   Harman International Industries, Inc. +..................    4,200      356
   Whirlpool Corp. +........................................    5,030      452
                                                                       -------
                                                                           808
                                                                       -------
Household Products/Wares - 0.5%
   Avery Dennison Corp. +...................................    6,638      394
   Clorox Co. +.............................................    9,615      607
   Fortune Brands, Inc. +...................................    9,405      696
   Kimberly-Clark Corp......................................   29,860    1,812
                                                                       -------
                                                                         3,509
                                                                       -------
Housewares - 0.1%
   Newell Rubbermaid, Inc. +................................   18,561      491
                                                                       -------
Insurance - 4.8%
   ACE Ltd..................................................   20,517    1,062
   AFLAC, Inc...............................................   31,679    1,483
   Allstate (The) Corp......................................   41,875    2,304
   AMBAC Financial Group, Inc...............................    6,803      545
   American International Group, Inc........................  168,449   10,242
   AON Corp.................................................   20,534      732
   Chubb Corp...............................................   25,586    1,293
   CIGNA Corp...............................................    7,807      724
   Cincinnati Financial Corp................................   10,930      501
   Genworth Financial, Inc., Class A........................   24,000      804
   Hartford Financial Services Group, Inc...................   20,198    1,776
   Lincoln National Corp....................................   18,198    1,022
   Loews Corp. +............................................   25,938      881
   Marsh & McLennan Cos., Inc. +............................   34,810      976
   MBIA, Inc................................................    8,664      495
   Metlife, Inc.............................................   49,344    2,540
   MGIC Investment Corp. +..................................    5,627      371
   Principal Financial Group................................   17,911      979
   Progressive (The) Corp. +................................   49,928    1,365
   Prudential Financial, Inc................................   32,099    2,444
   SAFECO Corp..............................................    9,876      547
   St. Paul Travelers Cos. (The), Inc.......................   45,171    1,988
   Torchmark Corp...........................................    6,594      388

  See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 77 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
EQUITY INDEX PORTFOLIO (continued)

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- -------
COMMON STOCKS - 99.2% - CONTINUED
Insurance - 4.8% - (continued)
   UnumProvident Corp. +....................................   19,163  $   344
   XL Capital Ltd., Class A.................................   11,134      705
                                                                       -------
                                                                        36,511
                                                                       -------
Internet - 1.6%
   Amazon.com, Inc. * +.....................................   19,715      682
   eBay, Inc. * +...........................................   74,828    2,455
   Google, Inc., Class A *..................................   13,100    4,871
   Symantec Corp. *.........................................   66,471    1,037
   VeriSign, Inc. * +.......................................   15,700      353
   Yahoo!, Inc. *...........................................   82,430    2,604
                                                                       -------
                                                                        12,002
                                                                       -------
Iron/Steel - 0.3%
   Allegheny Technologies, Inc. +...........................    5,778      368
   Nucor Corp. +............................................    9,872    1,039
   United States Steel Corp. +..............................    7,075      470
                                                                       -------
                                                                         1,877
                                                                       -------
Leisure Time - 0.3%
   Brunswick Corp. +........................................    6,035      217
   Carnival Corp............................................   29,468    1,176
   Harley-Davidson, Inc. +..................................   18,328      914
   Sabre Holdings Corp., Class A +..........................    8,558      183
                                                                       -------
                                                                         2,490
                                                                       -------
Lodging - 0.4%
   Harrah's Entertainment, Inc. +...........................   11,780      896
   Hilton Hotels Corp. +....................................   21,538      591
   Marriott International, Inc., Class A....................   10,350      749
   Starwood Hotels & Resorts Worldwide, , Inc. +............   14,611      893
                                                                       -------
                                                                         3,129
                                                                       -------
Machinery - Construction & Mining - 0.4%
   Caterpillar, Inc.........................................   43,572    3,179
                                                                       -------
Machinery - Diversified - 0.3%
   Cummins, , Inc. +........................................    3,046      336
   Deere & Co...............................................   15,795    1,352
   Rockwell Automation, Inc.................................   11,269      769
                                                                       -------
                                                                         2,457
                                                                       -------
Media - 3.3%
   CBS Corp., Class B.......................................   49,573    1,284
   Clear Channel Communications, Inc........................   33,178    1,022
   Comcast Corp., Class A *.................................  141,669    4,552
   Disney (Walt) Co.........................................  142,986    4,361
   Dow Jones & Co., Inc. +..................................    3,751      130
   Gannett Co., Inc. +......................................   15,146      818
   Knight-Ridder, Inc. +....................................    4,254      264
   McGraw-Hill Cos. (The), Inc..............................   25,028    1,291
   Meredith Corp. +.........................................    2,736      137
   New York Times Co., Class A +............................    9,189      222
   News Corp., Class A......................................  153,200    2,922
   Scripps (E.W.) Co., Class A +............................    5,400      250
   Time Warner, Inc.........................................  292,326    5,031
   Tribune Co. +............................................   16,831      502
   Univision Communications, Inc., Class A * +..............   14,291      514
   Viacom, Inc., Class B *..................................   49,173    1,856
                                                                       -------
                                                                        25,156
                                                                       -------
Mining - 0.7%
   Alcoa, Inc...............................................   56,573    1,795
   Freeport-McMoRan Copper & Gold, Inc., Class B +..........   11,695      655
   Newmont Mining Corp......................................   29,033    1,514
   Phelps Dodge Corp........................................   12,924    1,107
   Vulcan Materials Co......................................    6,447      503
                                                                       -------
                                                                         5,574
                                                                       -------
Miscellaneous Manufacturing - 5.5%
   3M Co....................................................   49,020    4,101
   Cooper Industries Ltd., Class A..........................    5,915      527
   Danaher Corp.............................................   15,404      988
   Dover Corp...............................................   13,040      637
   Eastman Kodak Co. +......................................   18,437      444
   Eaton Corp...............................................    9,560      703
   General Electric Co......................................  676,423   23,174
   Honeywell International, Inc.............................   53,939    2,221
   Illinois Tool Works, Inc.................................   28,174    1,399
   Ingersoll-Rand Co. Ltd., Class A.........................   20,850      909
   ITT Industries, Inc......................................   11,848      618
   Leggett & Platt, Inc. +..................................   11,716      297
   Pall Corp. +.............................................    8,191      246
   Parker-Hannifin Corp. +..................................    7,647      597
   Textron, Inc. +..........................................    8,479      771
   Tyco International Ltd...................................  130,383    3,535
                                                                       -------
                                                                        41,167
                                                                       -------
Office/Business Equipment - 0.2%
   Pitney Bowes, Inc. +.....................................   14,535      593
   Xerox Corp. *............................................   59,458      816
                                                                       -------
                                                                         1,409
                                                                       -------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 78  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- -------
COMMON STOCKS - 99.2% - CONTINUED
Oil & Gas - 8.0%
   Anadarko Petroleum Corp. +...............................   29,936  $ 1,487
   Apache Corp..............................................   21,174    1,374
   Chesapeake Energy Corp. +................................   24,000      734
   Chevron Corp.............................................  144,453    8,637
   ConocoPhillips...........................................  107,034    6,774
   Devon Energy Corp. +.....................................   30,050    1,724
   EOG Resources, Inc. +....................................   15,538    1,020
   Exxon Mobil Corp.........................................  396,310   24,139
   Hess Corp................................................    5,271      791
   Hugoton Royalty Trust....................................        1       --
   Kerr-McGee Corp..........................................    7,453      796
   Marathon Oil Corp........................................   24,378    1,830
   Murphy Oil Corp. +.......................................   10,600      559
   Nabors Industries Ltd. * +...............................   21,306      765
   Noble Corp. +............................................    9,987      694
   Occidental Petroleum Corp. +.............................   27,934    2,768
   Rowan Cos., Inc..........................................    8,603      343
   Sunoco, Inc..............................................    8,568      588
   Transocean, Inc. * +.....................................   20,712    1,685
   Valero Energy Corp.......................................   40,200    2,466
   XTO Energy, Inc. +.......................................   23,133      953
                                                                       -------
                                                                        60,127
                                                                       -------
Oil & Gas Services - 1.6%
   Baker Hughes, Inc. +.....................................   22,203    1,916
   BJ Services Co...........................................   20,790      762
   Halliburton Co...........................................   33,143    2,472
   National-Oilwell Varco, Inc. * +.........................   11,300      747
   Schlumberger Ltd.........................................   76,486    5,015
   Weatherford International Ltd. *.........................   22,200    1,155
                                                                       -------
                                                                        12,067
                                                                       -------
Packaging & Containers - 0.1%
   Ball Corp. +.............................................    6,728      252
   Bemis Co.................................................    6,652      202
   Pactiv Corp. *...........................................    9,182      227
   Sealed Air Corp. +.......................................    5,244      270
                                                                       -------
                                                                           951
                                                                       -------
Pharmaceuticals - 5.8%
   Abbott Laboratories......................................   99,886    4,265
   Allergan, Inc............................................    9,873      936
   AmerisourceBergen Corp...................................   13,382      583
   Barr Pharmaceuticals, Inc. *.............................    6,800      358
   Bristol-Myers Squibb Co..................................  127,095    3,120
   Cardinal Health, Inc.....................................   27,123    1,815
   Caremark Rx, Inc. *......................................   29,100    1,396
   Express Scripts, Inc. *..................................   10,400      762
   Forest Laboratories, Inc. * +............................   20,869      782
   Gilead Sciences, Inc. *..................................   30,748    1,763
   Hospira, Inc. *..........................................   10,188      457
   King Pharmaceuticals, Inc. * +...........................   15,838      282
   Lilly (Eli) & Co.........................................   73,373    3,789
   Medco Health Solutions, Inc. *...........................   19,363    1,044
   Merck & Co., Inc.........................................  141,940    4,725
   Mylan Laboratories, Inc. +...............................   14,000      293
   Pfizer, Inc..............................................  477,521   11,298
   Schering-Plough Corp.....................................   94,252    1,796
   Watson Pharmaceuticals, Inc. *...........................    6,552      166
   Wyeth....................................................   88,314    4,040
                                                                       -------
                                                                        43,670
                                                                       -------
Pipelines - 0.3%
   El Paso Corp.............................................   42,178      657
   Kinder Morgan, Inc. +....................................    6,650      668
   Williams Cos. (The), Inc.................................   37,618      850
                                                                       -------
                                                                         2,175
                                                                       -------
Real Estate Investment Trusts - 0.9%
   Apartment Investment & Management Co., Class A...........    6,200      268
   Archstone-Smith Trust +..................................   13,200      638
   Boston Properties, Inc. +................................    6,400      542
   Equity Office Properties Trust +.........................   26,971      908
   Equity Residential +.....................................   18,497      816
   Kimco Realty Corp. +.....................................   12,900      462
   ProLogis +...............................................   15,634      773
   Public Storage, Inc. +...................................    5,300      380
   Simon Property Group, Inc. +.............................   11,786      939
   Vornado Realty Trust.....................................    7,600      683
                                                                       -------
                                                                         6,409
                                                                       -------
Retail - 5.8%
   Autonation, Inc. *.......................................    9,411      204
   Autozone, Inc. *.........................................    3,519      319
   Bed Bath & Beyond, Inc. *................................   18,237      641
   Best Buy Co., Inc........................................   25,922    1,374
   Big Lots, Inc. * +.......................................    7,257      118
   Circuit City Stores, Inc. +..............................    9,819      295
   Costco Wholesale Corp....................................   30,691    1,624

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 79 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
EQUITY INDEX PORTFOLIO (continued)

                                                              NUMBER    VALUE
                                                             OF SHARES ( 000S)
                                                             --------- -------
COMMON STOCKS - 99.2% - CONTINUED
Retail - 5.8% - (continued)
   CVS Corp.................................................   52,030  $ 1,452
   Darden Restaurants, Inc..................................    8,554      303
   Dillard's, Inc., Class A +...............................    3,934      107
   Dollar General Corp......................................   19,713      321
   Family Dollar Stores, Inc. +.............................    9,962      249
   Federated Department Stores, Inc. +......................   17,433    1,270
   Gap (The), Inc...........................................   37,235      678
   Home Depot (The), Inc....................................  137,863    5,255
   Kohl's Corp. *...........................................   21,946    1,178
   Limited Brands +.........................................   22,313      606
   Lowe's Cos., Inc.........................................   50,757    3,161
   McDonald's Corp. +.......................................   81,775    2,713
   Nordstrom, Inc. +........................................   13,980      515
   Office Depot, Inc. *.....................................   18,959      788
   OfficeMax, Inc...........................................    5,324      220
   Penney (J.C.) Co., Inc. (Holding Co.) +..................   14,900      905
   RadioShack Corp. +.......................................    8,858      149
   Sears Holdings Corp. * +.................................    6,756    1,026
   Staples, Inc.............................................   50,997    1,198
   Starbucks Corp. *........................................   50,226    1,791
   Target Corp..............................................   57,030    2,790
   Tiffany & Co.............................................    9,101      311
   TJX Cos., Inc............................................   29,630      703
   Wal-Mart Stores, Inc.....................................  162,135    7,855
   Walgreen Co. +...........................................   65,730    2,669
   Wendy's International, Inc...............................    7,305      440
   Yum! Brands, Inc.........................................   17,530      884
                                                                       -------
                                                                        44,112
                                                                       -------
Savings & Loans - 0.6%
   Golden West Financial Corp. +............................   16,562    1,211
   Sovereign Bancorp, Inc. +................................   22,934      511
   Washington Mutual, Inc...................................   64,343    2,954
                                                                       -------
                                                                         4,676
                                                                       -------
Semiconductors - 2.8%
   Advanced Micro Devices, Inc. *...........................   30,844      953
   Altera Corp. *...........................................   23,007      450
   Analog Devices, Inc. +...................................   23,337      787
   Applied Materials, Inc...................................  101,197    1,711
   Broadcom Corp., Class A *................................   28,074      949
   Freescale Semiconductor, Inc., Class B *.................   26,216      818
   Intel Corp...............................................  381,829    6,880
   Kla-Tencor Corp..........................................   12,911      530
   Linear Technology Corp. +................................   22,762      768
   LSI Logic Corp. * +......................................   25,241      246
   Maxim Integrated Products, Inc...........................   22,417      689
   Micron Technology, Inc. *................................   41,280      684
   National Semiconductor Corp..............................   21,704      557
   Novellus Systems, Inc. * +...............................    8,621      200
   NVIDIA Corp. * +.........................................   22,230      511
   PMC - Sierra, Inc. * +...................................   17,418      168
   QLogic Corp. *...........................................   10,278      184
   Teradyne, Inc. * +.......................................   12,758      199
   Texas Instruments, Inc...................................  103,295    3,226
   Xilinx, Inc..............................................   22,436      583
                                                                       -------
                                                                        21,093
                                                                       -------
Software - 3.5%
   Adobe Systems, Inc. *....................................   38,914    1,114
   Autodesk, Inc. *.........................................   14,976      545
   Automatic Data Processing, Inc. +........................   37,659    1,712
   BMC Software, Inc. * +...................................   13,699      276
   Citrix Systems, Inc. * +.................................   12,069      454
   Computer Associates International, Inc...................   29,309      637
   Compuware Corp. * +......................................   24,372      179
   Electronic Arts, Inc. *..................................   19,750      831
   First Data Corp..........................................   49,761    2,294
   Fiserv, Inc. *...........................................   13,674      590
   IMS Health, Inc. +.......................................   12,797      345
   Intuit, Inc. *...........................................   11,299      625
   Microsoft Corp...........................................  576,732   13,063
   Novell, Inc. * +.........................................   30,041      232
   Oracle Corp. *...........................................  244,509    3,477
   Parametric Technology Corp. * +..........................    7,092       95
                                                                       -------
                                                                        26,469
                                                                       -------
Telecommunications - 5.9%
   ADC Telecommunications, Inc. * +.........................    7,518      135
   Alltel Corp..............................................   24,741    1,530
   Andrew Corp. *...........................................   13,986      142
   AT&T, Inc................................................  251,763    6,561
   Avaya, Inc. *............................................   26,751      316
   BellSouth Corp...........................................  118,356    3,997
   CenturyTel, Inc..........................................    7,378      264
   CIENA Corp. * +..........................................   43,306      181
   Cisco Systems, Inc. *....................................  399,136    7,855
   Citizens Communications Co. +............................   21,034      267

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 80  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                             NUMBER     VALUE
                                                            OF SHARES   (000S)
                                                            ---------- --------
COMMON STOCKS - 99.2% - CONTINUED
Telecommunications - 5.9% - (continued)
   Comverse Technology, Inc. *.............................     13,567 $    305
   Corning, Inc. *.........................................    100,026    2,426
   Embarq Corp. *..........................................      9,676      403
   JDS Uniphase Corp. * +..................................    111,250      337
   Lucent Technologies, Inc. * +...........................    286,894      732
   Motorola, Inc...........................................    162,206    3,421
   QUALCOMM, Inc...........................................    107,482    4,859
   Qwest Communications International, Inc. * +............     99,603      698
   Sprint Nextel Corp......................................    192,610    4,085
   Tellabs, Inc. *.........................................     28,762      411
   Verizon Communications, Inc.............................    189,746    5,922
                                                                       --------
                                                                         44,847
                                                                       --------
Textiles - 0.1%
   Cintas Corp. +..........................................      8,823      374
                                                                       --------
Toys, Games & Hobbies - 0.1%
   Hasbro, Inc. +..........................................     11,471      213
   Mattel, Inc.............................................     25,017      420
                                                                       --------
                                                                            633
                                                                       --------
Transportation - 1.8%
   Burlington Northern Santa Fe Corp.......................     23,738    1,838
   CSX Corp................................................     15,088    1,010
   FedEx Corp..............................................     19,738    2,157
   Norfolk Southern Corp...................................     26,307    1,388
   Ryder System, Inc.......................................      3,849      208
   Union Pacific Corp......................................     17,160    1,592
   United Parcel Service, Inc., Class B....................     70,907    5,711
                                                                       --------
                                                                         13,904
                                                                       --------
Total Common Stocks
(Cost $605,692)............................................             748,194
                                                                       --------
INVESTMENT COMPANY - 10.4%
   Northern Institutional Funds - Liquid Assets Portfolio
     /(1)/................................................. 78,785,432   78,785
                                                                       --------
Total Investment Company
(Cost $78,785).............................................              78,785
                                                                       --------

                                                        PRINCIPAL
                                                         AMOUNT    VALUE
                                                         (000S)   ( 000S )
                                                        --------- --------
SHORT-TERM INVESTMENTS - 0.7%
   Dexia Bank Belgium, Brussels,
       Eurodollar Time Deposit, 5.09%, 6/1/06..........  $4,403   $  4,403
   U.S. Treasury Bill, /(2)/
       4.72%, 9/21/06..................................     940        926
                                                                  --------
Total Short-Term Investments
(Cost $5,329)..........................................              5,329
                                                                  --------
Total Investments - 110.3%
(Cost $689,806)........................................            832,308
                                                                  --------
   Liabilities less Other Assets - (10.3)%.............            (77,644)
                                                                  --------
NET ASSETS - 100.0%....................................           $754,664

(1)Investment relates to cash collateral received from portfolio securities loaned.

(2)Security pledged as collateral to cover margin requirements for open futures contracts.

*  Non-Income Producing Security

+  Security is either wholly or partially on loan.

At May 31, 2006, the Equity Index Portfolio had open futures contracts as follows:

                                          NOTIONAL                   UNREALIZED
                                NUMBER OF  AMOUNT  CONTRACT CONTRACT    LOSS
TYPE                            CONTRACTS  (000S)  POSITION   EXP.     (000S)
----                            --------- -------- -------- -------- ----------
S&P 500                            21      $6,679    Long     6/06      $(44)

At May 31, 2006, the industry sectors for the Equity Index Portfolio were:

                                                                 % OF LONG-TERM
INDUSTRY SECTOR                                                   INVESTMENTS
---------------                                                  --------------
Consumer Discretionary..........................................      10.4%
Consumer Staples................................................       9.6
Energy..........................................................       9.9
Financials......................................................      21.4
Health Care.....................................................      12.3
Industrials.....................................................      11.7
Information Technology..........................................      15.1
Materials.......................................................       3.1
Telecommunication Services......................................       3.2
Utilities.......................................................       3.3
                                                                     -----
Total...........................................................     100.0%

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 81 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
BALANCED PORTFOLIO

                                                                NUMBER   VALUE
                                                               OF SHARES (000S)
                                                               --------- ------
COMMON STOCKS - 63.5%
Aerospace/Defense - 2.5%
   Lockheed Martin Corp.......................................   20,725  $1,502
   Northrop Grumman Corp......................................   12,150     786
   Raytheon Co................................................   18,100     830
                                                                         ------
                                                                          3,118
                                                                         ------
Apparel - 1.0%
   NIKE, Inc., Class B........................................   14,850   1,193
                                                                         ------
Banks - 1.4%
   Bank of America Corp.......................................   35,150   1,701
                                                                         ------
Beverages - 2.7%
   Pepsi Bottling Group, Inc. +...............................   39,475   1,237
   PepsiCo, Inc...............................................   35,775   2,163
                                                                         ------
                                                                          3,400
                                                                         ------
Biotechnology - 0.8%
   Biogen Idec, Inc. *........................................   20,175     941
                                                                         ------
Chemicals - 0.7%
   Praxair, Inc...............................................   15,800     833
                                                                         ------
Commercial Services - 1.0%
   Accenture Ltd., Class A....................................   46,000   1,295
                                                                         ------
Computers - 3.4%
   Dell, Inc. *...............................................   36,000     914
   EMC Corp. of Massachusetts *...............................  124,825   1,598
   Hewlett-Packard Co.........................................   51,750   1,675
                                                                         ------
                                                                          4,187
                                                                         ------
Diversified Financial Services - 5.2%
   Citigroup, Inc.............................................   40,350   1,989
   Franklin Resources, Inc....................................   14,450   1,300
   Goldman Sachs Group, Inc...................................   10,075   1,521
   Lehman Brothers Holdings, Inc..............................   23,800   1,585
                                                                         ------
                                                                          6,395
                                                                         ------
Food - 1.6%
   General Mills, Inc.........................................   38,000   1,972
                                                                         ------
Healthcare - Products - 0.7%
   Dade Behring Holdings, Inc.................................   21,850     814
                                                                         ------
Healthcare - Services - 1.1%
   Aetna, Inc.................................................   34,950   1,344
                                                                         ------
Insurance - 6.2%
   AMBAC Financial Group, Inc.................................   14,450   1,158
   American International Group, Inc..........................   32,575   1,981
   Genworth Financial, Inc., Class A..........................   34,950   1,170
   Hartford Financial Services Group, Inc.....................   20,250   1,781
   Prudential Financial, Inc.                                    21,125   1,609
                                                                         ------
                                                                          7,699
                                                                         ------
Leisure Time - 0.9%
   Harley-Davidson, Inc. +....................................   22,025   1,098
                                                                         ------
Media - 0.6%
   Disney (Walt) Co...........................................   24,300     741
                                                                         ------
Mining - 1.1%
   Freeport-McMoRan Copper & Gold, Inc., Class B..............   24,475   1,370
                                                                         ------
Miscellaneous Manufacturing - 3.9%
   Eaton Corp.................................................   20,625   1,517
   General Electric Co........................................   61,325   2,101
   Tyco International Ltd.....................................   44,075   1,195
                                                                         ------
                                                                          4,813
                                                                         ------
Oil & Gas - 5.9%
   Devon Energy Corp..........................................   12,975     744
   EOG Resources, Inc. +......................................   18,850   1,238
   Exxon Mobil Corp...........................................   47,875   2,916
   GlobalSantaFe Corp. +......................................   17,300   1,040
   Marathon Oil Corp..........................................   17,375   1,304
                                                                         ------
                                                                          7,242
                                                                         ------
Oil & Gas Services - 1.7%
   BJ Services Co.............................................   39,700   1,455
   Schlumberger Ltd...........................................    9,950     652
                                                                         ------
                                                                          2,107
                                                                         ------
Pharmaceuticals - 7.8%
   Cardinal Health, Inc.......................................   28,300   1,894
   Endo Pharmaceuticals Holdings, Inc. *......................   40,050   1,175
   Merck & Co., Inc...........................................   54,850   1,826
   Novartis A.G. ADR..........................................   13,600     755
   Pfizer, Inc................................................   61,475   1,454
   Teva Pharmaceutical Industries Ltd. ADR....................   46,675   1,699
   Wyeth......................................................   19,475     891
                                                                         ------
                                                                          9,694
                                                                         ------
Retail - 5.6%
   Circuit City Stores, Inc...................................   38,325   1,151
   Kohl's Corp. *.............................................   13,575     729
   McDonald's Corp............................................   30,650   1,017
   Nordstrom, Inc.............................................   36,000   1,326
   Office Depot, Inc. *.......................................   34,200   1,422
   Wal-Mart Stores, Inc.......................................   26,725   1,295
                                                                         ------
                                                                          6,940
                                                                         ------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 82  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                              NUMBER   VALUE
                                                             OF SHARES (000S)
                                                             --------- -------
COMMON STOCKS - 63.5% - CONTINUED
Semiconductors - 1.0%
   National Semiconductor Corp..............................   48,200  $ 1,238
                                                                       -------
Software - 1.6%
   Microsoft Corp...........................................   87,900    1,991
                                                                       -------
Telecommunications - 4.3%
   Cisco Systems, Inc. *....................................  107,950    2,124
   Motorola, Inc............................................   75,675    1,596
   Nokia OYJ ADR +..........................................   72,600    1,559
                                                                       -------
                                                                         5,279
                                                                       -------
Transportation - 0.8%
   Burlington Northern Santa Fe Corp........................   12,675      981
                                                                       -------
Total Common Stocks
(Cost $73,470)..............................................            78,386
                                                                       -------
PREFERRED STOCKS - 0.3%
Diversified Financial Services - 0.2%
   Merrill Lynch & Co., Inc. +..............................    9,250      230
                                                                       -------
Insurance - 0.1%
   Metlife, Inc. +..........................................    8,075      198
                                                                       -------
Total Preferred Stocks
(Cost $437).................................................               428
                                                                       -------

                                                             PRINCIPAL
                                                              AMOUNT   VALUE
                                                              (000S)   (000S)
                                                             --------- -------
ASSET-BACKED SECURITIES - 5.4%
Automobile - 2.0%
   Chase Manhattan Auto Owner Trust, Series 2005-A, Class
     A3, 3.87%, 6/15/09..................................... $    250      245
   Daimler Chrysler Auto Trust, Series 2003-A, Class
     A4, 2.88%, 10/8/09.....................................      208      206
   Daimler Chrysler Auto Trust, Series 2005-A, Class
     A4, 3.74%, 2/8/10......................................      420      409
   Honda Auto Receivables Owner Trust, Series 2005-3, Class
     A3, 3.87%, 4/20/09.....................................      260      255
   Nissan Auto Receivables Owner Trust, Series 2005-A,
     Class A4, 3.82%, 7/15/10...............................      420      408
   USAA Auto Owner Trust, Series 2005-4, Class A4, 4.89%,
     8/15/12................................................      420      414
   WFS Financial Owner Trust, Series 2004-2, Class
     A4, 3.54%, 11/21/11....................................      200      196
   WFS Financial Owner Trust, Series 2005-3, Class
     A3A, 4.25%, 6/17/10....................................      290      286
                                                                       -------
                                                                         2,419
                                                                       -------
Commercial Mortgage Services - 3.2%
   Chase Manhattan Bank-First Union National Bank, Series
     1999-1, Class A2, 7.44%, 8/15/31.......................      175      184
   Commercial Mortgage Acceptance Corp., Series 1998-C2,
     Class A3, 6.04%, 9/15/30...............................      410      413
   Commercial Mortgage Acceptance Corp., Series 1999-C1,
     Class A2, 7.03%, 6/15/31...............................      328      338
   CS First Boston Mortgage Securities Corp., Series
     2002-CKN2, Class A3, 6.13%, 4/15/37....................      120      123
   CS First Boston Mortgage Securities Corp., Series
     2004-C5, Class A2, 4.18%, 11/15/37.....................      445      426
   DLJ Commercial Mortgage Corp., Series 1998-CF2, Class
     A1B, 6.24%, 11/12/31...................................      235      238
   DLJ Commercial Mortgage Corp., Series 1999-CG1, Class
     A1B, 6.46%, 3/10/32....................................      205      209
   GMAC Commercial Mortgage Securities, Inc., Series
     1999-C1, Class A2, 6.18%, 5/15/33......................       49       49
   GMAC Commercial Mortgage Securities, Inc., Series
     2002-C3, Class A2, 4.93%, 7/10/39......................      200      192
   Greenwich Capital Commercial Funding Corp., Series
     2005-GG3, Class A2, 4.31%, 8/10/42.....................      150      144
   JP Morgan Chase Commercial Mortgage Securities
     Corp., Series 2003-C1, Class A1, 4.28%, 1/12/37........      159      153

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 83 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
BALANCED PORTFOLIO (continued)

                                                               PRINCIPAL
                                                                AMOUNT   VALUE
                                                                (000S)   (000S)
                                                               --------- ------
ASSET-BACKED SECURITIES - 5.4% - CONTINUED
Commercial Mortgage Services - 3.2% -(continued)
   LB Commercial Conduit Mortgage Trust, Series 1998-C1,
     Class A3, 6.48%, 2/18/30.................................   $371    $  374
   LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class
     A2, 4.55%, 7/15/30.......................................    441       425
   LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class
     A2, 4.89%, 9/15/30.......................................    305       297
   Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class
     A2, 4.07%, 10/12/41......................................    305       292
   Morgan Stanley Dean Witter Capital I, Series 2001-TOP3,
     Class A4, 6.39%, 7/15/33.................................    130       134
                                                                         ------
                                                                          3,991
                                                                         ------
Credit Card - 0.1%
   Citibank Credit Card Issuance Trust, Series 2003-A8, Class
     A8, 3.50%, 8/16/10.......................................     65        62
                                                                         ------
Whole Loan - 0.1%
   Washington Mutual, Inc., Series 2003-AR7, Class A5, 3.07%,
     8/25/33..................................................    170       167
                                                                         ------
Total Asset-Backed Securities
(Cost $6,808).................................................            6,639
                                                                         ------
CORPORATE BONDS - 9.1%
Banks - 0.3%
   RBS Capital Trust III, 5.51%, 9/29/49 +....................    285       272
   Wachovia Capital Trust III, 5.80%, 3/15/42.................    145       141
                                                                         ------
                                                                            413
                                                                         ------
Diversified Financial Services - 4.7%
   Allstate Life Global Funding Trusts, 4.50%, 5/29/09 +......    315       306
   American General Finance Corp., 5.38%, 10/1/12 +...........    265       259
   Caterpillar Financial Services Corp., 4.15%, 1/15/10 +.....    270       257
   Citigroup, Inc., 5.00%, 9/15/14............................    210       198
   Countrywide Financial Corp., 6.25%, 5/15/16................    165       164
   General Electric Capital Corp., 5.50%, 4/28/11 +...........    990       986
   Goldman Sachs Group, Inc., 5.35%, 1/15/16 +................    415       392
   HSBC Finance Corp., 5.70%, 6/1/11..........................    390       389
   International Lease Finance Corp., 5.00%, 9/15/12 +........    290       276
   JPMorgan Chase & Co., 5.15%, 10/1/15 +.....................    465       437
   Lehman Brothers Holdings, Inc., 5.75%, 5/17/13 +...........    165       163
   Merrill Lynch & Co., Inc., 6.05%, 5/16/16 +................    255       254
   Morgan Stanley, 5.38%, 10/15/15............................    400       382
   Nelnet, Inc., 5.13%, 6/1/10................................    420       403
   Residential Capital Corp., 6.38%, 6/30/10..................    390       385
   Swiss Re Capital I LP, /(1)/ 6.85%, 5/29/49................    250       247
   UBS Preferred Funding Trust V, 6.24%, 5/29/49..............    240       240
                                                                         ------
                                                                          5,738
                                                                         ------
Electric - 0.4%
   PSEG Power LLC, 5.50%, 12/1/15.............................    295       278
   Public Service Electric & Gas, 4.00%, 11/1/08..............    255       246
                                                                         ------
                                                                            524
                                                                         ------
Healthcare - Services - 0.1%
   UnitedHealth Group, Inc., 5.38%, 3/15/16...................    145       137
                                                                         ------
Insurance - 0.3%
   Lincoln National Corp., 7.00%, 5/17/66.....................    235       234
   Protective Life Secured Trust, 4.85%, 8/16/10 +............    185       181
                                                                         ------
                                                                            415
                                                                         ------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 84  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
                                                          --------- -------
CORPORATE BONDS - 9.1% - CONTINUED
Media - 0.7%
   Comcast Corp., 4.95%, 6/15/16 +.......................  $  395   $   354
   Time Warner, Inc., 6.75%, 4/15/11.....................     275       283
   Viacom, Inc., /(1) (2)/ 6.25%, 4/30/16................     195       190
                                                                    -------
                                                                        827
                                                                    -------
Oil & Gas - 1.0%
   Devon Financing Corp. ULC, 6.88%, 9/30/11.............     200       210
   Pemex Project Funding Master Trust, 7.38%, 12/15/14...     240       248
   Premcor Refining Group (The), Inc.,
     9.50%, 2/1/13.......................................     110       121
     6.75%, 5/1/14.......................................     340       352
   XTO Energy, Inc., 5.30%, 6/30/15......................     265       250
                                                                    -------
                                                                      1,181
                                                                    -------
Pipelines - 0.4%
   Consolidated Natural Gas Co., 5.00%, 3/1/14...........     290       270
   Duke Capital Corp., 8.00%, 10/1/19....................     225       258
                                                                    -------
                                                                        528
                                                                    -------
Real Estate - 0.2%
   EOP Operating LP, 7.00%, 7/15/11......................     195       204
                                                                    -------
Real Estate Investment Trusts - 0.2%
   iStar Financial, Inc., 5.88%, 3/15/16.................     300       288
                                                                    -------
Retail - 0.2%
   Home Depot, Inc., 5.40%, 3/1/16.......................     210       202
                                                                    -------
Telecommunications - 0.5%
   Verizon of New England, Inc., 6.50%, 9/15/11..........     670       672
                                                                    -------
Transportation - 0.1%
   Caliber System, Inc., 7.80%, 8/1/06...................      80        80
                                                                    -------
Total Corporate Bonds
(Cost $11,558)...........................................            11,209
                                                                    -------
FOREIGN ISSUER BONDS - 1.4%
Banks - 0.5%
   Shinsei Finance Cayman Ltd.,/ (1) (2)/ 6.42%, 1/29/49
     +...................................................     290       278
   Sumitomo Mitsui Banking Corp., /(1) (2)/ 5.63%,
     7/29/49 +...........................................     275       262
                                                                    -------
                                                                        540
                                                                    -------
Diversified Financial Services - 0.3%
   MUFG Capital Finance 1 Ltd., 6.35%, 7/29/49 +.........     415       409
                                                                    -------
Telecommunications - 0.6%
   Deutsche Telekom International Finance BV, 5.75%,
     3/23/16.............................................     150       142
   Telecom Italia Capital S.A., 5.25%, 10/1/15...........     145       133
   Telefonica Europe BV, 7.75%, 9/15/10..................     220       235
   Telefonos de Mexico S.A. de C.V., 4.75%, 1/27/10 +....     280       268
                                                                    -------
                                                                        778
                                                                    -------
Total Foreign Issuer Bonds
(Cost $1,791)............................................             1,727
                                                                    -------
U.S. GOVERNMENT AGENCIES - 6.6% /(3)/
Fannie Mae - 4.1%
       3.25%, 8/15/08 +..................................     695       665
       4.50%, 8/15/08....................................   1,000       983
       4.00%, 1/26/09....................................     595       576
       5.40%, 4/13/09....................................     935       931
   Pool #735480,
       5.50%, 4/1/35.....................................      20        19
   Pool TBA, /(4)/
       5.50%, 9/1/08.....................................   1,943     1,871
                                                                    -------
                                                                      5,045
                                                                    -------

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 85 EQUITY PORTFOLIOS

EQUITY PORTFOLIOS

SCHEDULE OF INVESTMENTS
BALANCED PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT     VALUE
                                                           (000S)     (000S)
                                                         ----------- --------
U.S. GOVERNMENT AGENCIES - 6.6% /(3)/ - CONTINUED
Federal Home Loan Bank - 1.5%
   4.90%, 11/21/07...................................... $     1,820 $  1,807
                                                                     --------
Freddie Mac - 1.0%
   3.75%, 3/15/07.......................................         725      716
   5.00%, 2/8/08........................................         536      533
                                                                     --------
                                                                        1,249
                                                                     --------
Total U.S. Government Agencies
(Cost $8,184)...........................................                8,101
                                                                     --------
U.S. GOVERNMENT OBLIGATIONS - 11.8%
U.S. Treasury Inflation Indexed Bonds - 1.5%
   2.38%, 4/15/11 +.....................................       1,887    1,891
                                                                     --------
U.S. Treasury Notes - 10.3%
   2.75%, 7/31/06 +.....................................       4,408    4,393
   4.38%, 12/31/07 +....................................         395      391
   3.75%, 5/15/08 +.....................................         697      680
   4.50%, 2/15/09 +.....................................       4,636    4,572
   4.88%, 4/30/11 +.....................................         303      301
   4.88%, 5/31/11.......................................       2,320    2,304
                                                                     --------
                                                                       12,641
                                                                     --------
Total U.S. Government Obligations
(Cost $14,574)..........................................               14,532
                                                                     --------

                                                           NUMBER     VALUE
                                                          OF SHARES   (000S)
                                                         ----------- --------
INVESTMENT COMPANIES - 15.5%
   Northern Institutional Funds - Liquid Assets
     Portfolio /(5)/....................................  18,094,901   18,095
   Standard & Poor's Depository Receipts Trust Series 1
     +..................................................       8,240    1,051
                                                                     --------
Total Investment Companies
(Cost $19,082)                                                         19,146
                                                                     --------

                                                          PRINCIPAL
                                                           AMOUNT     VALUE
                                                           (000S)     (000S)
                                                         ----------- --------
SHORT-TERM INVESTMENT - 0.0%
   Dexia Bank Belgium, Brussels, Eurodollar Time
     Deposit, 5.09%, 6/1/06............................. $        52 $     52
                                                                     --------
Total Short-Term Investment
  (Cost $52)............................................                   52
                                                                     --------
Total Investments - 113.6%
  (Cost $135,956).......................................              140,220
   Liabilities less Other Assets - (13.6)%..............              (16,802)
                                                                     --------
NET ASSETS - 100.0%.....................................             $123,418

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)Restricted security that has been deemed illiquid. At May 31, 2006, the value of these restricted illiquid securities amounted to approximately $730,000 or 0.6% of net assets. Additional information on each restricted illiquid security is as follows:

                                                                   ACQUISITION
                                                     ACQUISITION      COST
SECURITY                                                DATE         (000S)
--------                                           --------------- -----------
Shinsei Finance Cayman Ltd., 6.42%, 1/29/49....... 2/16/06-2/17/06    $292
Sumitomo Mitsui Banking Corp., 5.63%, 7/29/49.....     7/15/05         274
Viacom, Inc., 6.25%, 4/30/16......................     4/5/06          194

(3)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(4)When-Issued Security

(5)Investment relates to cash collateral received from portfolio securities loaned.

*  Non-Income Producing Security

+  Security is either wholly or partially on loan.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 86  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)

At May 31, 2006, the industry sectors for the Balanced Portfolio were:

                                                                 % OF LONG-TERM
INDUSTRY SECTOR                                                   INVESTMENTS
---------------                                                  --------------
Consumer Discretionary..........................................      10.9%
Consumer Staples................................................       8.4
Energy..........................................................      11.7
Financials......................................................      21.5
Health Care.....................................................      16.0
Industrials.....................................................      11.2
Information Technology..........................................      17.5
Materials.......................................................       2.8
                                                                     -----
Total...........................................................     100.0%

At May 31, 2006, the credit quality distribution for the Balanced Portfolio as a percentage of investments including cash was:

QUALITY DISTRIBUTION *                                                     %
----------------------                                                   -----
AAA.....................................................................  71.5%
AA......................................................................   6.1
A.......................................................................   9.9
BBB.....................................................................  12.5
                                                                         -----
Total................................................................... 100.0%

* Standard & Poor's Rating Services

See Notes to the Financial Statements.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 87 EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS



----------------
1   ORGANIZATION
----------------
Northern Institutional Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 22 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The International Growth, International Equity Index, Small Company Growth, Small Company Index, Mid Cap Growth, Focused Growth, Diversified Growth, Equity Index and Balanced Portfolios (collectively, the "Portfolios" or "Equity Portfolios") are separate investment portfolios of the Trust, all of which are diversified portfolios. Presented herein are the financial statements for the Equity Portfolios.

Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments Limited ("NTGIL"), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers for the International Growth and Balanced Portfolios. NTI serves as the investment adviser for each of the other Portfolios. Northern Trust also serves as the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

Each of the Equity Portfolios is authorized to issue three classes: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. At May 31, 2006, Class A, Class C and Class D shares were outstanding for certain Portfolios.

-----------------------------------
2   SIGNIFICANT ACCOUNTING POLICIES
-----------------------------------
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq Stock Market, Inc. are principally valued at the regular trading session closing price on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq Stock Market, Inc. are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities.

Shares of open-end investment companies are valued at net asset value ("NAV"). Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars, and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board of Trustees authorization, approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of market values normally used by a Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Portfolio, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Portfolio's

EQUITY PORTFOLIOS 88 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



NAV is calculated. The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS - Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Portfolio bears the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Portfolio and the broker. The Statements of Operations reflect gains or losses, if any, as realized for closed futures contracts and as unrealized for open futures contracts.

At May 31, 2006, the International Equity Index, Small Company Index and Equity Index Portfolios had entered into exchange-traded long futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions was approximately $734,000, $158,000 and $926,000, respectively.

C) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the forward rates on the New York exchange normally at approximately 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gains (losses) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or is extinguished by delivery of the currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect gains or losses, if any, as realized in foreign currency transactions and as unrealized in foreign currency transactions and forward foreign currency exchange contracts.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES - Certain Portfolios may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into the commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until settlement takes place. At the time the Portfolio enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-Issued securities at May 31, 2006, are noted in each of the Portfolio's Schedule of Investments and Statement of Assets and Liabilities.

F) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest-only or principal-only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

           NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 89  EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)




G) EXPENSES - Each Portfolio is charged for those expenses that are directly attributable to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios in proportion to each Portfolio's relative net assets.

H) REDEMPTION FEES - The International Growth and International Equity Index Portfolios charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Portfolios use a first-in, first-out ("FIFO") method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Portfolios, and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Portfolios. The redemption fee may be collected by deduction from the redemption proceeds, or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Portfolios' prospectus.

Redemption fees for the six months ended May 31, 2006, were approximately $10,000 and $87,000 for the International Growth and International Equity Index Portfolios, respectively. These amounts are included in "Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions" in the Statements of Changes in Net Assets.

I) PORTFOLIO SECURITIES LOANED - Certain Portfolios participate in Northern Trust's securities lending program and have loaned a portion of their investment portfolios to securities lending borrowers (e.g., brokers approved by Northern Trust) at May 31, 2006. Northern Trust receives collateral for the Portfolios, generally consisting of cash, government securities and letters of credit, from the borrowers on behalf of the participating Portfolios in connection with such loans. Pursuant to an Exemptive Order granted by the Securities and Exchange Commission in August 2001, each of the Portfolios has invested cash collateral in Northern Institutional Funds - Liquid Assets Portfolio, one of the Trust's money market funds. Non-cash collateral is held in custody for the Portfolios. Each Portfolio's percentage of ownership in the Liquid Assets Portfolio is less than 5 percent. The value of the collateral is monitored daily to ensure the value of such collateral meets or exceeds the value of the securities loaned. However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolios continue to earn income on portfolio securities loaned, and receive compensation for lending their securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolios from securities lending is based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolios pay fees to Northern Trust for admin-istering the securities lending program. Income (net of fees) is disclosed as investment income in each Portfolio's Statement of Operations.

The value of securities loaned to borrowers and the value of collateral received from such borrowers and held on behalf of the Portfolios at May 31, 2006, were as follows:

                                           CASH     NON-CASH
                                FAIR    COLLATERAL COLLATERAL   FEES
                              VALUE OF   HELD ON    HELD ON   EARNED BY
                             SECURITIES BEHALF OF  BEHALF OF  NORTHERN
        Amounts in thousands   LOANED   PORTFOLIO  PORTFOLIO    TRUST
        ---------------------------------------------------------------
        International Growth  $29,497    $30,933       $ --      $11
        International Equity
         Index                 14,083     14,658        276        8
        Small Company Growth    1,612      1,576         60        2
        Small Company Index    36,862     37,473        137       28
        Mid Cap Growth          1,264        972        322        1
        Focused Growth          4,833      2,855      1,980        1
        Diversified Growth      1,624      1,189        465       --
        Equity Index           86,408     78,785     10,294       15
        Balanced               19,249     18,095      1,493        8
        ---------------------------------------------------------------

The following Portfolios had loaned securities in excess of 5 percent of net assets to the following individual broker/dealers at May 31, 2006. No other loans to individual broker/dealers exceeded 5 percent of each respective Portfolio's net assets at May 31, 2006.

                                                             PERCENT OF
                                                             SECURITIES
                                                             LOANED WITH
                                                               RESPECT
       PORTFOLIO                     BROKER/DEALER          TO NET ASSETS
       ------------------------------------------------------------------
       Small Company Growth Goldman, Sachs & Co.                 9.0%
                            Merrill Lynch, Pierce, Fenner &
                            Smith, Inc.                          8.5%
                            MS Securities Services, Inc.         5.5%
       Small Company Index  ABN AMRO, Inc.                       6.4%
                            Merrill Lynch, Pierce, Fenner &
                            Smith, Inc.                          9.2%
       ------------------------------------------------------------------

EQUITY PORTFOLIOS 90 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)




J) DISTRIBUTIONS TO SHAREHOLDERS - Distributions of dividends from net investment income are declared and paid as follows:

                      International Growth        Annually
                      International Equity Index  Annually
                      Small Company Growth        Annually
                      Small Company Index         Annually
                      Mid Cap Growth              Annually
                      Focused Growth              Annually
                      Diversified Growth          Annually
                      Equity Index               Quarterly
                      Balanced                   Quarterly

Each Portfolio's net realized capital gains, if any, are declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.

K) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since each Portfolio's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2005, through the fiscal year ended November 30, 2005, the following Portfolios incurred net capital losses which each Portfolio intends to treat as having been incurred in the following fiscal year:

                       Amounts in thousands
                       ---------------------------------
                       International Growth       $  131
                       International Equity Index     90
                       Diversified Growth            198
                       Equity Index                  672
                       Balanced                    1,422
                       ---------------------------------

At November 30, 2005, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

                               NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
          Amounts in thousands     2009         2010         2011
          -----------------------------------------------------------
          International Growth   $    --      $20,961      $    --
          Small Company Growth    12,741        6,855           --
          Small Company Index         --       23,778       13,078
          Mid Cap Growth           2,790        4,316           --
          Focused Growth          12,476       36,803           --
          -----------------------------------------------------------

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2005, the tax components of undistributed net investment income and realized gains were as follows:

                                              UNDISTRIBUTED
                                          ----------------------
                                          ORDINARY   LONG-TERM
               Amounts in thousands       INCOME*  CAPITAL GAINS
               -------------------------------------------------
               International Growth        $1,461       $ --
               International Equity Index   2,219      2,798
               Small Company Index            661         --
               Focused Growth                 432         --
               Diversified Growth             979      2,853
               Equity Index                   776     28,099
               Balanced                     1,168      4,782
               -------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended November 30, 2005, was as follows:

                                            DISTRIBUTIONS FROM
                                          ----------------------
                                          ORDINARY   LONG-TERM
               Amounts in thousands       INCOME*  CAPITAL GAINS
               -------------------------------------------------
               International Growth        $2,000       $ --
               International Equity Index   1,639         --
               Small Company Index            501         --
               Focused Growth               1,071         --
               Diversified Growth             327         --
               Equity Index                13,496      8,826
               Balanced                     2,546      1,093
               -------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

           NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 91  EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)




-------------------------------------------
3   ADVISORY, TRANSFER AGENCY AND CUSTODIAN
    AGREEMENTS
-------------------------------------------
As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Portfolio's respective average daily net assets). For the six months ended May 31, 2006, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2006, were as follows:

                                        ANNUAL     LESS  ADVISORY FEE
                                     ADVISORY FEE WAIVER AFTER WAIVER
          -----------------------------------------------------------
          International Growth           0.90%     0.10%     0.80%
          International Equity Index     0.25        --      0.25
          Small Company Growth           0.95      0.15      0.80
          Small Company Index            0.20        --      0.20
          Mid Cap Growth                 0.90      0.10      0.80
          Focused Growth                 0.85      0.10      0.75
          Diversified Growth             0.75      0.10      0.65
          Equity Index                   0.10        --      0.10
          Balanced                       0.60      0.10      0.50
          -----------------------------------------------------------

Prior to April 1, 2006, the annual advisory fee and waiver for the Equity Index Portfolio was 0.20 and 0.10, percent respectively.

The waivers described above are voluntary and may be modified or terminated at any time.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.01 percent, 0.10 percent and 0.15 percent of the average daily net assets of the outstanding Class A, C and D shares, respectively, for the Portfolios.

Class-specific transfer agent fees for the six months ended May 31, 2006, were as follows:

               Amounts in thousands       CLASS A CLASS C CLASS D
               --------------------------------------------------
               International Growth         $9     $ --     $1
               International Equity Index    6       --     --
               Small Company Index           4       --     --
               Mid Cap Growth                1        3     --
               Focused Growth                6       --     --
               Diversified Growth            2       --     --
               Equity Index                 37       12      8
               Balanced                      6        3     --
               --------------------------------------------------

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. Custodian credits, if any, are reflected in the Portfolios' Statements of Operations.

------------------------------------------
4   ADMINISTRATION, DISTRIBUTION AND OTHER
    AGREEMENTS
------------------------------------------
NTI and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at an annual rate of 0.10 percent (0.15 percent in the case of the International Growth and International Equity Index Portfolios) of the average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI or NTGIL for their duties as investment advisers and Northern Trust for its duties as transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of a Portfolio's average daily net assets (0.25 percent for the International Growth and International Equity Index Portfolios), NTI as co-administrator has agreed to reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement. In addition, NTI as co-administrator has voluntarily agreed to reimburse an additional 0.10 percent of the International Equity Index Portfolio's Other Operating Expenses.

The expenses reimbursed during the six months ended May 31, 2006, under such arrangements, are shown in the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation under its distribution agreement.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued other liabilities" in the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and

EQUITY PORTFOLIOS 92 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At May 31, 2006, the amounts payable were approximately $3,000 for the Equity Index Portfolio and $1,000 for each of the other Portfolios.

------------------------------
5   SHAREHOLDER SERVICING PLAN
------------------------------
The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.15 percent and 0.25 percent of the average daily net assets of the outstanding Class C and D shares, respectively.

Class-specific shareholder servicing fees for the six months ended May 31, 2006, were as follows:

                      Amounts in thousands CLASS C CLASS D
                      ------------------------------------
                      International Growth  $ --     $ 1
                      Mid Cap Growth           4      --
                      Focused Growth           1      --
                      Equity Index            19      12
                      Balanced                 3      --
                      ------------------------------------

---------------------------
6   INVESTMENT TRANSACTIONS
---------------------------
For the six months ended May 31, 2006, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Portfolios were as follows:

                                   PURCHASES             SALES
                               ------------------ -------------------
                                  U.S.               U.S.
          Amounts in thousands GOVERNMENT  OTHER  GOVERNMENT  OTHER
          -----------------------------------------------------------
          International Growth     $ --   $91,969     $ --   $101,420
          International Equity
           Index                     --    28,680       --     54,046
          Small Company Growth       --     8,180       --     12,642
          Small Company Index        --     9,909       --     12,980
          Mid Cap Growth             --    19,397       --     29,521
          Focused Growth             --    79,538       --    144,725
          Diversified Growth         --    19,887       --     24,976
          Equity Index               --    66,727       --    101,163
          Balanced               65,078    62,292   58,528     74,787
          -----------------------------------------------------------

At May 31, 2006, for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                                                    COST
                           UNREALIZED   UNREALIZED      NET       BASIS OF
     Amounts in thousands APPRECIATION DEPRECIATION APPRECIATION SECURITIES
     ----------------------------------------------------------------------
     International Growth   $ 24,626     $ (2,872)    $ 21,754    $188,425
     International Equity
      Index                   16,690         (763)      15,927     111,561
     Small Company Growth        297         (149)         148       4,894
     Small Company Index      22,144       (3,409)      18,735      92,611
     Mid Cap Growth              755         (538)         217      13,274
     Focused Growth            6,603       (2,852)       3,751      90,581
     Diversified Growth        3,180         (980)       2,200      31,791
     Equity Index            170,149      (27,647)     142,502     689,806
     Balanced                  6,982       (2,718)       4,264     135,956
     ----------------------------------------------------------------------

--------------
7   BANK LOANS
--------------
The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At May 31, 2006, the Balanced Portfolio had an outstanding loan of $900,000. This amount is included in "Accrued other liabilities" on the Portfolio's Statements of Assets and Liabilities. The effective interest rate for the outstanding loan was 5.60 percent.

Interest expense for the six months ended May 31, 2006, was approximately $6,000, $3,000, $5,000 and $1,000 for the International Growth, International Equity Index, Focused Growth and Diversified Growth Portfolios, respectively. These amounts are included in "Other Expenses" in the Statements of Operations. When utilized, the average dollar amounts of the borrowings and the weighted average interest rates on these borrowings were:

                                               DOLLAR
                    Amounts in thousands       AMOUNT RATE
                    ---------------------------------------
                    International Growth        $867  4.96%
                    International Equity Index 1,945  5.28%
                    Small Company Growth         144  5.11%
                    Small Company Index          100  4.76%
                    Mid Cap Growth               700  4.73%
                    Focused Growth             3,510  4.82%
                    Diversified Growth           382  5.16%
                    Balanced                     700  5.57%
                    ---------------------------------------

           NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 93  EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)




------------------------------
8   CAPITAL SHARE TRANSACTIONS
------------------------------
Transactions in Class A shares for the six months ended May 31, 2006, were as follows:

                                   PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS     NET         NET
                           SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES DECREASE    DECREASE
Amounts in thousands        SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------
International Growth       1,547    $17,802        113       $1,213     (1,965) $(22,288)     (305)    $ (3,273)
International Equity Index 2,532     34,701        363        4,616     (3,687)   (50,219)    (792)     (10,902)
Small Company Growth          38        376         --           --       (483)    (4,976)    (445)      (4,600)
Small Company Index          752     12,368         31          470     (1,048)   (16,495)    (265)      (3,657)
Mid Cap Growth                81        970         --           --       (908)   (11,104)    (827)     (10,134)
Focused Growth               554      7,009         21          260     (5,311)   (66,347)  (4,736)     (59,078)
Diversified Growth           531      4,044        489        3,694     (1,203)    (9,237)    (183)      (1,499)
Equity Index               5,861     92,956      2,063       31,958     (8,483)  (134,373)    (559)      (9,459)
Balanced                     832     10,200        438        5,316     (1,572)   (19,267)    (302)      (3,751)
------------------------------------------------------------------------------------------------------------------

Transactions in Class A shares for the fiscal year ended November 30, 2005, were as follows:

                                                                                              NET          NET
                                   PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS   INCREASE    INCREASE
                           SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES (DECREASE)  (DECREASE)
Amounts in thousands        SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES  IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
International Growth        5,462   $52,961        118       $1,118     (6,332)  $(62,757)     (752)    $ (8,678)
International Equity Index 12,302   145,711        101        1,151    (10,159)  (118,606)    2,244       28,256
Small Company Growth           25       210         --           --       (560)    (4,786)     (535)      (4,576)
Small Company Index         1,741    24,554         23          335     (2,412)   (33,697)     (648)      (8,808)
Mid Cap Growth                114     1,224         --           --       (967)   (10,508)     (853)      (9,284)
Focused Growth              2,215    26,577         64          765     (5,886)   (69,666)   (3,607)     (42,324)
Diversified Growth            494     3,852         32          248     (1,862)   (14,449)   (1,336)     (10,349)
Equity Index               12,428   188,960      1,297       19,948    (12,620)  (193,443)    1,105       15,465
Balanced                    1,188    14,571        219        2,694     (1,696)   (20,773)     (289)      (3,508)
-------------------------------------------------------------------------------------------------------------------

Transactions in Class C shares for the six months ended May 31, 2006, were as follows:

                             PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS     NET         NET
                     SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES DECREASE    DECREASE
Amounts in thousands  SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES IN NET ASSETS
------------------------------------------------------------------------------------------------------------
   Mid Cap Growth      74       $868        --          $ --        (93)   $(1,112)     (19)      $  (244)
   Focused Growth       2         21        --            --       (634)    (7,822)    (632)       (7,801)
   Equity Index        79      1,241        66         1,020       (158)    (2,486)     (13)         (225)
   Balanced            21        257        19           234        (42)      (517)      (2)          (26)
------------------------------------------------------------------------------------------------------------

Transactions in Class C shares for the fiscal year ended November 30, 2005, were as follows:

                                                                                        NET          NET
                             PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS   INCREASE    INCREASE
                     SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES (DECREASE)  (DECREASE)
Amounts in thousands  SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES  IN NET ASSETS
-------------------------------------------------------------------------------------------------------------
   Mid Cap Growth     214     $2,318        --          $ --        (146)  $(1,578)       68      $    740
   Focused Growth      92      1,063         4            53        (851)  (10,130)     (755)       (9,014)
   Equity Index       310      4,682        43           654      (1,339)  (20,434)     (986)      (15,098)
   Balanced            74        905        10           122        (138)   (1,696)      (54)         (669)
-------------------------------------------------------------------------------------------------------------

EQUITY PORTFOLIOS 94 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)




Transactions in Class D shares for the six months ended May 31, 2006, were as follows:

                                                                                              NET          NET
                                   PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS   INCREASE    INCREASE
                           SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES (DECREASE)  (DECREASE)
Amounts in thousands        SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES  IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
International Growth          1       $17         --           $1          (5)     $(61)        (4)      $   (43)
International Equity Index   --         1         --            3          --         --        --             4
Small Company Growth         --        --         --           --          --        (3)        --            (3)
Small Company Index           2        25         --            1          (8)     (127)        (6)         (101)
Mid Cap Growth                1        12         --           --          (1)      (10)        --             2
Focused Growth                1        13         --           --          (8)      (95)        (7)          (82)
Diversified Growth           11        83          2           14          (4)      (28)         9            69
Equity Index                 47       740         24          372        (239)   (3,744)      (168)       (2,632)
Balanced                      2        28          1           11          --        (7)         3            32
-------------------------------------------------------------------------------------------------------------------

Transactions in Class D shares for the fiscal year ended November 30, 2005, were as follows:

                                                                                              NET          NET
                                   PROCEEDS   SHARES FROM REINVESTMENT           PAYMENTS   INCREASE    INCREASE
                           SHARES    FROM     REINVESTED       OF       SHARES  FOR SHARES (DECREASE)  (DECREASE)
Amounts in thousands        SOLD  SHARES SOLD  DIVIDENDS   DIVIDENDS   REDEEMED  REDEEMED  IN SHARES  IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------
International Growth         19       $183        --           $1         (12)    $(118)         7       $    66
International Equity Index    1         15        --            1          (7)      (85)        (6)          (69)
Small Company Growth         --          1        --           --          (1)      (10)        (1)           (9)
Small Company Index           4         58        --            1          (2)      (27)         2            32
Mid Cap Growth               15        152        --           --         (45)     (490)       (30)         (338)
Focused Growth               21        231        --            1        (123)   (1,395)      (102)       (1,163)
Diversified Growth            2         15        --            2         (57)     (421)       (55)         (404)
Equity Index                133      2,014        13          208        (314)   (4,759)      (168)       (2,537)
Balanced                      2         19        --            6         (22)     (268)       (20)         (243)
-------------------------------------------------------------------------------------------------------------------

           NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 95  EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       FUND EXPENSES



As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Growth and International Equity Index Portfolios; and (2) ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2005, through May 31, 2006.

ACTUAL EXPENSES
The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 12/1/05 - 5/31/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 90), if any, in the International Growth and International Equity Index Portfolios. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


International Growth

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/05   5/31/06  12/1/05 - 5/31/06
           ----------------------------------------------------------
           Actual        1.07%  $1,000.00 $1,142.30       $5.71
           Hypothetical  1.07%  $1,000.00 $1,019.60       $5.39**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        1.46%  $1,000.00 $1,140.00       $7.79
           Hypothetical  1.46%  $1,000.00 $1,017.65       $7.34**
           ----------------------------------------------------------

International Equity Index

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/05   5/31/06  12/1/05 - 5/31/06
           ----------------------------------------------------------
           Actual        0.42%  $1,000.00 $1,154.50       $2.26
           Hypothetical  0.42%  $1,000.00 $1,022.84       $2.12**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.81%  $1,000.00 $1,151.40       $4.34
           Hypothetical  0.81%  $1,000.00 $1,020.89       $4.08**
           ----------------------------------------------------------

Small Company Growth

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/05   5/31/06  12/1/05 - 5/31/06
           ----------------------------------------------------------
           Actual        0.92%  $1,000.00 $1,096.40       $4.81
           Hypothetical  0.92%  $1,000.00 $1,020.34       $4.63**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        1.31%  $1,000.00 $1,094.40       $6.84
           Hypothetical  1.31%  $1,000.00 $1,018.40       $6.59**
           ----------------------------------------------------------

Small Company Index

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/05   5/31/06  12/1/05 - 5/31/06
           ----------------------------------------------------------
           Actual        0.31%  $1,000.00 $1,068.90       $1.60
           Hypothetical  0.31%  $1,000.00 $1,023.39       $1.56**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.70%  $1,000.00 $1,067.10       $3.61
           Hypothetical  0.70%  $1,000.00 $1,021.44       $3.53**
           ----------------------------------------------------------

EQUITY PORTFOLIOS 96 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)




Mid Cap Growth

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/05   5/31/06  12/1/05 - 5/31/06
           ----------------------------------------------------------
           Actual        0.91%  $1,000.00 $1,002.60       $4.54
           Hypothetical  0.91%  $1,000.00 $1,020.39       $4.58**
           ----------------------------------------------------------

           Class C
           ----------------------------------------------------------
           Actual        1.15%  $1,000.00 $1,000.90       $5.74
           Hypothetical  1.15%  $1,000.00 $1,019.20       $5.79**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        1.30%  $1,000.00 $1,000.00       $6.48
           Hypothetical  1.30%  $1,000.00 $1,018.45       $6.54**
           ----------------------------------------------------------

Focused Growth

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/05   5/31/06  12/1/05 - 5/31/06
           ----------------------------------------------------------
           Actual        0.87%  $1,000.00 $  988.40       $4.31
           Hypothetical  0.87%  $1,000.00 $1,020.59       $4.38**
           ----------------------------------------------------------

           Class C
           ----------------------------------------------------------
           Actual        1.11%  $1,000.00 $  981.60       $5.48
           Hypothetical  1.11%  $1,000.00 $1,019.40       $5.59**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        1.26%  $1,000.00 $  986.10       $6.24
           Hypothetical  1.26%  $1,000.00 $1,018.65       $6.34**
           ----------------------------------------------------------

Diversified Growth

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/05   5/31/06  12/1/05 - 5/31/06
           ----------------------------------------------------------
           Actual        0.76%  $1,000.00 $  992.50       $3.78
           Hypothetical  0.76%  $1,000.00 $1,021.14       $3.83**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        1.15%  $1,000.00 $  990.80       $5.71
           Hypothetical  1.15%  $1,000.00 $1,019.20       $5.79**
           ----------------------------------------------------------

Equity Index

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/05   5/31/06  12/1/05 - 5/31/06
           ----------------------------------------------------------
           Actual        0.21%  $1,000.00 $1,025.20       $1.06
           Hypothetical  0.21%  $1,000.00 $1,023.88       $1.06**
           ----------------------------------------------------------

           Class C
           ----------------------------------------------------------
           Actual        0.45%  $1,000.00 $1,023.50       $2.27
           Hypothetical  0.45%  $1,000.00 $1,022.69       $2.27**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        0.60%  $1,000.00 $1,023.30       $3.03
           Hypothetical  0.60%  $1,000.00 $1,021.94       $3.02**
           ----------------------------------------------------------

Balanced

                                BEGINNING  ENDING
                                 ACCOUNT   ACCOUNT      EXPENSES
                        EXPENSE   VALUE     VALUE         PAID*
           Class A       RATIO   12/1/05   5/31/06  12/1/05 - 5/31/06
           ----------------------------------------------------------
           Actual        0.61%  $1,000.00 $  994.30       $3.03
           Hypothetical  0.61%  $1,000.00 $1,021.89       $3.07**
           ----------------------------------------------------------

           Class C
           ----------------------------------------------------------
           Actual        0.85%  $1,000.00 $  993.00       $4.22
           Hypothetical  0.85%  $1,000.00 $1,020.69       $4.28**
           ----------------------------------------------------------

           Class D
           ----------------------------------------------------------
           Actual        1.00%  $1,000.00 $  992.30       $4.97
           Hypothetical  1.00%  $1,000.00 $1,019.95       $5.04**
           ----------------------------------------------------------

* Expenses are calculated using the Portfolios' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended May 31, 2006. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).
**Hypothetical expenses are based on the Portfolios' actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 97 EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       TRUSTEES AND OFFICERS



  APPROVAL OF ADVISORY AGREEMENT
  The Trustees oversee the management of Northern Institutional Funds (the "Trust"), and review the investment performance and expenses of the investment portfolios covered by this Report (the "Portfolios") at regularly scheduled meetings held during the Portfolios' fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust's investment advisory agreement (the "Advisory Agreement") for the Portfolios with Northern Trust Investments, N.A. ("NTI") and Northern Trust Global Investments Limited ("NTGIL" and, together with NTI, the "Investment Advisers").

  The Advisory Agreement was most recently re-approved with respect to all of the Portfolios by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the "Independent Trustees"), at the annual contract review meeting held on February 16-17, 2006 (the "Annual Contract Meeting").

  At a meeting held on November 4, 2005 (the "November Meeting"), in preparation for the Trustees' considerations at the Annual Contract Meeting, the Trustees reviewed information on the following topics for all of the
  Portfolios: the Investment Advisers' profitability; the qualifications of the Investment Advisers and their affiliates to provide services to the Portfolios; and policies adopted by the Investment Advisers regarding brokerage, trade allocations and other matters.

  In connection with both the November Meeting and the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Trustees' consideration of the Advisory Agreement, and at those meetings the Trustees also considered the Investment Advisers' oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Advisers present.

  In evaluating the Advisory Agreement at the November Meeting and the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Advisers, their services and the Portfolios. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Advisers' investment management services. These materials included: (i) information on the investment performance of the Portfolios in comparison to other mutual funds and benchmark performance indices; (ii) general investment outlooks in the markets in which the Portfolios invest; (iii) compliance reports; and (iv) expenses borne by the Portfolios.

  Specifically in connection with the Trustees' approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolios' investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. ("Lipper"), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary waivers) and the total expenses borne by the Portfolios in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Advisers to certain of the Investment Advisers' other accounts; (v) the scope and depth of the Investment Advisers' resources; (vi) the Investment Advisers' staffing for the Portfolios and the experience of the portfolio managers; (vii) the Investment Advisers' financial resources and their ability to attract and retain portfolio management talent; (viii) the fees paid by the Portfolios to the Investment Advisers and their affiliates for services, and the expenses incurred by them in connection with the provision of those services; (ix) the benefits received by the Investment Advisers and their affiliates from their relationships with the Portfolios; and
  (x) potential economies of scale at various Portfolio asset levels. In addition, the Trustees considered the Investment Advisers' willingness to meet outside of board meetings with representatives of the Board of Trustees in preparation for the Annual Contract Meeting and to provide information requested by the Trustees.

  In connection with their approvals of the Advisory Agreement for each of the Portfolios, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Advisers. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolios by the Investment Advisers and their affiliates. These services include services as the Portfolios' custodian,

EQUITY PORTFOLIOS 98 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2006 (UNAUDITED)



  transfer agent, co-administrator and securities lending agent. The Trustees also considered that many of the Portfolios' shareholders had other client relationships with The Northern Trust Company. The Trustees concluded that the Investment Advisers were both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolios and were able to provide quality services to the Portfolios. The Trustees also believed that the Investment Advisers had made significant commitments to address regulatory compliance requirements applicable to the Portfolios and the Investment Advisers, and had continued to develop an internal audit program with respect to the Portfolios.

  The Trustees also considered the investment performance of the Portfolios. In this regard, the Trustees considered whether the Portfolios had operated within their respective investment objectives, as well as their compliance with their investment restrictions. They also compared the investment performance of the Portfolios to the performance of other SEC-registered funds and to rankings and ratings issued by third parties. The Trustees also reviewed the Portfolios' investment performance relative to their respective performance benchmarks. For Portfolios that had been in existence for the applicable periods, information on the Portfolios' investment performance was provided for one, two, three, four, five and ten years. In addition, the Trustees reviewed information prepared by a third-party analyzing the risk-adjusted returns of the Portfolios. The Trustees considered the Portfolios' investment performance in light of the investment benchmarks, objectives and credit parameters applicable to the Portfolios and the investor base the Portfolios are intended to serve. In addition, the Trustees reviewed the consistency of the Investment Advisers' investment approach for the Portfolios.

  Based on the information provided, the Trustees believed that the index Portfolios were tracking their respective benchmarks. In addition, the Trustees believed that the performance of the International Growth Portfolio, Mid Cap Growth Portfolio and Focused Growth Portfolio had been generally more favorable over longer periods than for more recent periods. In this regard, the Trustees concluded that Northern was addressing the investment performance of these Portfolios through the retention of new investment personnel and changes in the investment processes and discipline used for these Portfolios. The performance results of the Diversified Growth Portfolio, Small Company Growth Portfolio and Balanced Portfolio had been comparatively stronger within their mutual fund peer groups for recent periods. The Board concluded that the Investment Advisers' performance record and their continuing efforts to provide favorable performance results indicated that their continued management would benefit the Portfolios and their shareholders.

  The Trustees also considered the Portfolios' contractual advisory fee rates; the Portfolios' total operating expense ratios; the Investment Advisers' voluntary fee waivers with respect to the Portfolios; and whether a consistent methodology was in place in determining the fees and expenses of the respective Portfolios. In addition, the Trustees considered the fees paid by the Portfolios to the Investment Advisers and their affiliates for custodial, transfer agency, co-administration (including contractual and voluntary reimbursements made by the affiliate performing co-administration services) and securities lending services and reviewed information as to whether the Investment Advisers had passed, and were likely to continue to pass, benefits from their economies of scale to shareholders. In this regard, the Trustees considered the Investment Advisers' view that the Portfolios may be sharing in economies of scale through the level at which the Portfolios' advisory fees are set and through the Investment Advisers' voluntary expense caps for the Portfolios. In addition, the Trustees considered the amount of assets in the Portfolios; the information provided by the Investment Advisers relating to the costs of the services provided by the Investment Advisers and their affiliates and the profits realized by them; and information comparing the fee rates charged by the Investment Advisers (which do not include fee breakpoints) with the fee rates charged by other, unaffiliated investment managers to their clients. The Trustees also considered the reductions in the contractual advisory fee rates for the Portfolios that were approved in prior years and the further reduction in the advisory contractual fee rate beginning in 2006 for the Equity Index Portfolio.

  At the Annual Contract Meeting the Board approved a reduction in the contractual advisory fee rate of the Equity Index Portfolio to become effective on April 1, 2006. The effect of this contractual fee reduction was to eliminate the difference between the Portfolio's contractual advisory fee rate and the actual fee rate (after waivers) currently paid by this Portfolio. As a result of this reduction, the new annual contractual fee rate for the Equity Index Portfolio, based on its average net assets computed daily and paid monthly, is 0.10%.

           NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 99  EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       TRUSTEES AND OFFICERS (continued)
                                                       MAY 31, 2006 (UNAUDITED)




  Information on the services rendered by the Investment Advisers to the Portfolios, the reduced fee rate paid by the Equity Index Portfolio under the Advisory Agreement and the Portfolios' total operating expense ratios were compared to similar information for other mutual Portfolios advised by the Investment Advisers and other, unaffiliated investment management firms. Many of the comparisons of the Portfolios' fee rates and total operating expense ratios were prepared by Lipper. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolios. Information was also provided on the fee rates charged by the Investment Advisers to private accounts managed by them, and on the brokerage and research services received by the Investment Advisers in connection with the placement of brokerage transactions for the Portfolios. In addition, the Trustees noted the Investment Advisers' voluntary undertaking to limit the Portfolios' total expense ratios to specified levels, which would continue in effect on a voluntary basis after the contractual advisory fee reduction described above.

  After deliberation, the Trustees concluded at the Annual Contract Meeting, that the advisory fees paid by Portfolios were reasonable in light of the services provided by the Investment Advisers, their actual or projected costs and the Portfolios' current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

EQUITY PORTFOLIOS 100 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                              EQUITY PORTFOLIOS
                                                                           ----



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           NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 101 EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----



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EQUITY PORTFOLIOS 102 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                              EQUITY PORTFOLIOS
                                                                           ----



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           NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 103 EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       FOR MORE INFORMATION



  PORTFOLIO HOLDINGS
  Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

  PROXY VOTING
  A description of Northern Institutional Funds' Proxy Vot-
   ing Policies and Procedures and each Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Institutional Funds' Web site at northerninstitutionalfunds.com or the SEC's Web site at sec.gov or by calling the Northern Institutional Funds Center at 800/637-1380.

EQUITY PORTFOLIOS 104 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                        LIQUID ASSETS PORTFOLIO

TABLE OF CONTENTS

The report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about Northern Institutional Funds Liquid Assets Portfolio's investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds Distributors, LLC, not affiliated with Northern Trust, 301 Bellevue Parkway, Wilmington, DE 19809

                               NOT FDIC INSURED
                       May lose value/No bank guarantee

                   2        STATEMENT OF ASSETS AND LIABILITIES

                   3        STATEMENT OF OPERATIONS

                   4        STATEMENT OF CHANGES IN NET ASSETS

                   5        FINANCIAL HIGHLIGHTS

                   6        SCHEDULE OF INVESTMENTS

                   11       ABBREVIATIONS AND OTHER INFORMATION

                   12       NOTES TO THE FINANCIAL STATEMENTS

                   15       FUND EXPENSES

                   16       TRUSTEES AND OFFICERS

                            16   APPROVAL OF ADVISORY AGREEMENT

                   18       FOR MORE INFORMATION

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                     MAY 31, 2006 (UNAUDITED)

                                                                    LIQUID
Amounts in thousands,                                               ASSETS
except per share data                                              PORTFOLIO
---------------------                                             -----------
ASSETS:
Investments, at amortized cost                                    $ 1,812,542
Repurchase agreements, at cost which approximates fair value          724,545
Cash                                                                    1,025
Interest income receivable                                              8,172
Receivable for securities sold                                            300
Receivable from affiliated administrator                                   25
Prepaid and other assets                                                   43
Total Assets                                                        2,546,652
                                                                  -----------
LIABILITIES:
Payable for securities purchased                                       22,000
Distributions payable to shareholders                                  10,458
Accrued co-administration fees                                            214
Accrued other liabilities                                                  42
Total Liabilities                                                      32,714
                                                                  -----------
Net Assets                                                        $ 2,513,938
                                                                  -----------
ANALYSIS OF NET ASSETS:
Capital stock                                                     $ 2,513,938
Undistributed net investment income                                         -
Accumulated net realized gain (loss)                                        -
Net Assets                                                        $ 2,513,938
                                                                  -----------
Total Shares Outstanding (no par value, unlimited shares
  authorized)                                                       2,513,938
Net Asset Value, Redemption and Offering Price Per Share          $      1.00
                                                                  ===========

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 2 LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS               SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)

                                                               LIQUID
                                                               ASSETS
         Amounts in thousands                                 PORTFOLIO
         --------------------                                 ---------
         INVESTMENT INCOME:
         Interest income                                      $ 53,984

         EXPENSES:
         Investment advisory fees                                2,912
         Co-administration fees                                  1,164
         Custody                                                   145
         Transfer agent fees                                         1
         Printing                                                   14
         Professional fees                                          35
         Trustee fees and expenses                                  29
         Other                                                      36
                                                              --------
         Total Expenses:                                         4,336
            Less voluntary waivers of:
                Investment advisory fees                        (2,912)
                Custody fees                                      (119)
                Transfer agent fees                                 (1)
            Less expenses reimbursed by administrator             (113)
            Less custodian credits                                 (26)
            Net Expenses                                         1,165
                                                              --------
         Net Investment Income                                  52,819
                                                              --------
         NET REALIZED GAIN:
         Net realized gain on investments                            8
            Net Realized Gain on Investments                         8
                                                              --------
         Net Increase in Net Assets Resulting from Operations $ 52,827
                                                              --------

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS   SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
                                        OR FISCAL YEAR ENDED NOVEMBER 30, 2005

                                                                                 LIQUID
                                                                                 ASSETS
                                                                                PORTFOLIO
                                                                         ----------------------
Amounts in thousands                                                        2006        2005
--------------------                                                     ----------  ----------
OPERATIONS:
Net investment income                                                    $   52,819  $   64,027
Net realized gain (loss)                                                          8          (1)
   Net Increase in Net Assets Resulting from Operations                      52,827      64,026
                                                                         ----------  ----------
CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions        208,776     238,534
   Net Increase in Net Assets Resulting from Capital Share Transactions     208,776     238,534
                                                                         ----------  ----------
DISTRIBUTIONS PAID:
From net investment income                                                  (52,829)    (64,115)
   Total Distributions Paid                                                 (52,829)    (64,115)
                                                                         ----------  ----------
Total Increase in Net Assets                                                208,774     238,445

NET ASSETS:
Beginning of period                                                       2,305,164   2,066,719
End of period                                                            $2,513,938  $2,305,164
Undistributed Net Investment Income                                      $        -  $       10

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 4 LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS                  SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)
                                             OR FISCAL YEARS ENDED NOVEMBER 30,

                                                                      LIQUID ASSETS PORTFOLIO
                                                -------------------------------------------------------------------
Selected per share data                             2006        2005        2004        2003       2002    2001 /(3)/
-----------------------                         -----------  ----------  ----------  ----------  --------  ---------
Net Asset Value, Beginning of Period            $      1.00  $     1.00  $     1.00  $     1.00  $   1.00  $   1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.02        0.03        0.01        0.01      0.02      0.01
   Total from Investment Operations                    0.02        0.03        0.01        0.01      0.02      0.01
                                                -----------  ----------  ----------  ----------  --------  --------
LESS DISTRIBUTIONS PAID:
   From net investment income                         (0.02)      (0.03)      (0.01)      (0.01)    (0.02)    (0.01)
       Total Distributions Paid                       (0.02)      (0.03)      (0.01)      (0.01)    (0.02)    (0.01)
                                                -----------  ----------  ----------  ----------  --------  --------
Net Asset Value, End of Period                  $      1.00  $     1.00  $     1.00  $     1.00  $   1.00  $   1.00
                                                -----------  ----------  ----------  ----------  --------  --------
Total Return /(1)/                                     2.27%       3.07%       1.24%       1.16%     1.96%     0.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period         $ 2,513,938  $2,305,164  $2,066,719  $1,301,935  $770,966  $617,093
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements         0.10%       0.10%       0.10%       0.10%     0.10%     0.10%
   Expenses, before waivers and reimbursements         0.37%       0.37%       0.37%       0.37%     0.38%     0.39%
   Net investment income, net of waivers and
     reimbursements                                    4.53%       3.04%       1.26%       1.13%     1.93%     3.01%
   Net investment income, before waivers and
     reimbursements                                    4.26%       2.77%       0.99%       0.86%     1.65%     2.72%

(1) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2) Annualized for periods less than one year.
(3) For the period August 15, 2001 (commencement of operations) through November 30, 2001.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 LIQUID ASSETS PORTFOLIO

                      ---------------------------------------------------------
                                                        LIQUID ASSETS PORTFOLIO
                                                                           ----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2006 (UNAUDITED)


       LIQUID ASSETS PORTFOLIO

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
     ASSET-BACKED NOTES - 3.2%
     Auto Receivables - 1.6%
       Capital One Auto Finance Trust, Series 2005-D,
        Class A1,
        4.43%, 12/15/06                                   $   514  $   514
       Capital One Auto Finance Trust, Series 2006-A,
        Class A1,
        5.12%, 5/15/07                                     15,000   15,000
       DaimlerChrysler Auto Trust, Series 2006-B,
        Class A1,/ (1)/
        5.12%, 6/8/07                                      10,000   10,000
       Ford Credit Auto Owner Trust, Series 2006-A,
        Class A1,
        4.72%, 11/15/06                                     1,437    1,437
       Nissan Auto Receivables Owner Trust,
        Series 2006-A, Class A1,
        4.66%, 2/15/07                                      2,703    2,703
       Nissan Auto Receivables Owner Trust,
        Series 2006-B, Class A1,
        5.08%, 5/15/07                                      4,422    4,422
       Triad Auto Receivables Owner Trust,
        Series 2006-B, Class A1,
        5.14%, 6/12/07                                      5,000    5,000
     --------------------------------------------------  --------- -------
                                                                    39,076
     --------------------------------------------------  --------- -------
     International Receivables - 1.5%
       Holmes Financing PLC, FRN, Series 9, Class 1A,
        5.05%, 6/15/06                                     15,000   15,000
       Mound Financing PLC, FRN, Series 5A,
        Class 1A,/ (1)/
        5.11%, 6/5/06                                       7,000    7,000
       Permanent Financing PLC, FRN, Series 8,
        Class 1A,
        5.04%, 6/10/06                                     10,000   10,000
       Permanent Financing PLC, FRN, Series 9A,
        Class 1A,/ (1)/
        5.05%, 6/12/06                                      5,000    5,000
     --------------------------------------------------  --------- -------
                                                                    37,000
     --------------------------------------------------  --------- -------
     Other Receivables - 0.1%
       CIT Equipment Collateral Trust, Series 2006-VT1,
        Class A1,
        4.99%, 3/20/07                                      3,558    3,558
     --------------------------------------------------  --------- -------
     Total Asset-Backed Notes (Cost $79,634)                        79,634

                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
       CERTIFICATES OF DEPOSIT - 13.0%
       Domestic Depository Institutions - 2.5%
         American Express Centurion, FRCD,
          5.04%, 6/16/06                                $ 7,000  $ 7,000
         Washington Mutual Bank, FRCD,
          5.19%, 8/25/06                                 10,000   10,000
         Wells Fargo Bank, N.A., San Francisco,
          California,
          4.74%, 12/4/06                                 10,000   10,000
          4.74%, 1/10/07                                 10,000   10,000
          4.79%, 1/18/07                                 10,000   10,000
          4.81%, 1/29/07                                 15,000   15,000
       ----------------------------------------------  --------- -------
                                                                  62,000
       ----------------------------------------------  --------- -------
       Foreign Depository Institutions - 10.5%
         ABN AMRO, London Branch,
          4.73%, 12/1/06                                 15,000   15,000
         Banca Intesa Spa, London Branch,
          5.05%, 6/8/06                                  15,000   15,000
         Barclays Bank, London Branch,
          4.51%, 10/16/06                                 5,000    5,000
          4.69%, 11/3/06                                 15,000   15,000
         Barclays Bank, New York Branch,
          5.09%, 2/26/07                                  5,000    5,000
         BNP Paribas, London Branch,
          4.74%, 11/27/06                                22,000   22,000
          4.91%, 2/5/07                                  12,000   12,000
         Canadian Imperial Bank of Commerce,
          New York Branch,
          5.05%, 6/29/06                                 15,000   15,000
         Credit Agricole, London Branch,
          5.37%, 5/25/07                                  7,000    7,000
         Credit Suisse First Boston, New York Branch,
          4.73%, 11/3/06                                 15,000   15,000
         Deutsche Bank, London Branch,
          4.93%, 2/5/07                                   7,000    7,000
         Deutsche Bank, New York Branch,
          5.13%, 3/12/07                                 10,000   10,000
         HBOS Treasury Services, New York Branch,
          4.74%, 11/27/06                                10,000   10,000
          4.75%, 12/4/06                                 10,000   10,000
         Nordea Bank Finland, New York Branch,
          5.11%, 3/7/07                                  10,000   10,000
          5.15%, 3/14/07                                  5,000    5,000

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 6 LIQUID ASSETS PORTFOLIO

                      ---------------------------------------------------------
                                                        LIQUID ASSETS PORTFOLIO
                                                                           ----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2006 (UNAUDITED)


       LIQUID ASSETS PORTFOLIO (continued)

                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
       CERTIFICATES OF DEPOSIT - 13.0% - CONTINUED
       Foreign Depository Institutions - 10.5% - (continued)
         Royal Bank of Scotland, New York Branch,
          FRCD,
          4.99%, 6/5/06                                $ 5,000  $  4,999
         Skandinaviska Enskildabanken,
          5.01%, 6/2/06                                 10,000    10,000
         Societe Generale, London Branch,
          4.50%, 10/13/06                                7,000     7,000
          4.81%, 12/15/06                               15,000    15,000
          4.75%, 1/8/07                                 10,000    10,000
         Svenska Handelsbanken, Inc., New York
          Branch,
          4.80%, 1/16/07                                 5,000     5,000
         Toronto Dominion Bank, New York Branch,
          5.41%, 6/4/07                                  5,000     5,000
         UBS AG, Stamford Branch,
          4.96%, 2/7/07                                 15,000    15,000
         Unicredito Italiano, London Branch,
          5.29%, 11/24/06                               15,000    15,000
       ---------------------------------------------  --------- --------
                                                                 264,999
       ---------------------------------------------  --------- --------
       Total Certificates of Deposit (Cost $326,999)             326,999

       COMMERCIAL PAPER - 26.5%
       Auto Receivables - 3.9%
         FCAR1 Owner Trust,
          4.84%, 6/6/06                                 30,000    29,980
          5.02%, 6/12/06                                10,000     9,985
          4.96%, 6/15/06                                10,000     9,981
          4.85%, 9/1/06                                 15,000    14,814
         Ford Credit Floorplan Master Owner Trust A,
          Motown Funding LLC, Series 2002, /(1)/
          4.94%, 6/6/06                                 20,000    19,986
          4.97%, 6/16/06                                 5,000     4,990
          4.99%, 6/21/06                                 9,000     8,975
       ---------------------------------------------  --------- --------
                                                                  98,711
       ---------------------------------------------  --------- --------
       Bank Holding Companies - 1.0%
         Bank of America Co., Series 3A3,
          4.89%, 6/12/06                                25,000    24,963
       ---------------------------------------------  --------- --------

                                                    PRINCIPAL
                                                     AMOUNT   VALUE
                                                     (000S)   (000S)
          COMMERCIAL PAPER - 26.5% - CONTINUED
          Credit Card Master Trusts - 0.9%
            MBNA Credit Card Master Trust, Emerald
             Certificates, /(1)/
             5.03%, 6/1/06                           $10,000  $10,000
             4.90%, 6/7/06                             5,000    4,996
             4.91%, 6/8/06                             7,000    6,993
          ----------------------------------------  --------- -------
                                                               21,989
          ----------------------------------------  --------- -------
          Foreign Depository Institutions - 1.2%
            UBS Finance Delaware, Inc.,
             4.88%, 6/9/06                            15,000   14,984
             4.95%, 7/14/06                           15,000   14,911
          ----------------------------------------  --------- -------
                                                               29,895
          ----------------------------------------  --------- -------
          Multi-Seller Conduits - 13.9%
            Amstel Funding Corp.,
             4.52%, 6/20/06                            6,000    5,986
             5.00%, 7/26/06                           10,000    9,924
             5.15%, 11/22/06                          15,000   14,627
            Atlantic Asset Securitization Corp.,
             5.02%, 6/22/06                           12,961   12,923
            Barton Capital Corp.,
             5.00%, 6/7/06                            15,000   14,987
            Concord Minuteman Capital Co., /(1)/
             5.03%, 6/9/06, FRCP                       5,000    5,000
             5.03%, 6/12/06, FRCP                     10,000    9,999
             4.71%, 8/3/06                             5,000    4,959
            Crown Point Capital Co., /(1)/
             4.83%, 6/8/06, FRCP                       3,000    3,000
             5.05%, 7/14/06                           20,000   19,879
            Fairway Finance Corp., FRCP,
             4.97%, 6/1/06                            10,000   10,000
             5.03%, 6/12/06                           12,000   12,000
             5.03%, 6/21/06                           20,000   19,999
             5.03%, 6/26/06                           10,000   10,000
            Gemini Securitization,
             5.06%, 7/10/06                           10,000    9,945
            Gotham Funding Corp., /(1)/
             5.03%, 6/5/06                            10,000    9,994
             5.03%, 6/16/06                            5,000    4,990
            Jupiter Securitization Corp.,
             5.02%, 6/8/06                             6,714    6,707

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 LIQUID ASSETS PORTFOLIO

                      ---------------------------------------------------------
                                                        LIQUID ASSETS PORTFOLIO
                                                                           ----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2006 (UNAUDITED)


       LIQUID ASSETS PORTFOLIO (continued)

                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
       COMMERCIAL PAPER - 26.5% - CONTINUED
       Multi-Seller Conduits - 13.9% - (continued)
         Lexington Parker Capital, FRCP,
          4.77%, 6/6/06                                $5,000   $  5,000
          5.02%, 6/7/06                                 5,000      5,000
          5.03%, 6/16/06                               10,000     10,000
          4.96%, 7/7/06                                10,000      9,999
          4.97%, 7/10/06                               13,000     12,998
         Liberty Street Funding Co.,
          4.98%, 6/1/06                                20,000     20,000
          5.03%, 6/26/06                               10,000      9,965
         Sheffield Receivables Corp.,
          5.02%, 6/19/06                               15,000     14,962
          5.04%, 7/6/06                                10,000      9,951
         Thames Asset Global Securitization
          Number 1, Inc.,
          5.02%, 6/14/06                               20,837     20,799
          5.02%, 6/19/06                               15,000     14,962
         Variable Funding Capital, FRCP,
          4.98%, 6/1/06                                15,000     15,000
         Victory Receivables Corp.,
          5.03%, 6/7/06                                15,000     14,988
       ---------------------------------------------  --------- --------
                                                                 348,543
       ---------------------------------------------  --------- --------
       Other Receivables - 0.9%
         Thornburg Mortgage Capital Resources, /(1)/
          5.02%, 6/2/06                                10,000      9,999
          5.03%, 6/5/06                                 5,000      4,997
          5.04%, 6/9/06                                 8,000      7,991
       ---------------------------------------------  --------- --------
                                                                  22,987
       ---------------------------------------------  --------- --------
       Security and Commodity Brokers - 0.2%
         Morgan Stanley, FRCP,
          5.14%, 6/1/06                                 5,000      5,000
       ---------------------------------------------  --------- --------
       Structured Investment Vehicles - 4.5%
         Aquifer Funding LLC,
          5.02%, 6/6/06                                10,000      9,993
         Cancara Asset Securitization Ltd., FRCP,
          5.04%, 6/15/06                                5,000      5,000
         Deer Valley Funding LLC,
          5.03%, 6/14/06                               10,000      9,982
          5.03%, 6/22/06                               10,000      9,971
          5.06%, 7/5/06                                10,000      9,952
         Grampian Funding Ltd.,
          5.00%, 7/26/06 /(1)/                         10,000      9,924
          5.16%, 11/17/06                              10,000      9,758

                                                          PRINCIPAL
                                                           AMOUNT    VALUE
                                                           (000S)    (000S)
   COMMERCIAL PAPER - 26.5% - CONTINUED
   Structured Investment Vehicles - 4.5% - (continued)
     Surrey Funding LLC,
      5.02%, 7/7/06                                        $15,000  $ 14,925
     Whistlejacket Capital LLC, FRCP, /(1)/
      5.04%, 6/15/06                                        10,000    10,000
      5.53%, 6/26/06                                         3,000     3,000
     White Pine Finance LLC, FRCP, /(1)/
      5.04%, 6/22/06                                         5,000     4,999
      5.04%, 6/23/06                                        10,000     9,999
      5.04%, 6/26/06                                         5,000     5,000
   -----------------------------------------------------  --------- --------
                                                                     112,503
   -----------------------------------------------------  --------- --------
   Total Commercial Paper (Cost $664,591)                            664,591

   CORPORATE NOTES/BONDS - 16.6%
   Chemicals and Allied Products - 0.3%
     Merck and Co., Inc., MTN, /(1)/
      4.52%, 2/22/07                                         7,000     6,958
   -----------------------------------------------------  --------- --------
   Domestic Depository Institutions - 1.8%
     American Express Bank, FSB, FRN,
      5.08%, 6/19/06                                        10,000    10,001
     American Express Centurion, FRN,
      5.04%, 6/5/06                                         10,000    10,000
     Bank of America, N.A., FRN,
      5.06%, 7/26/06                                        15,000    15,000
     HSBC USA, Inc., FRN,
      5.06%, 6/15/06                                         5,000     5,000
     Wachovia Bank, N.A., FRN,
      4.79%, 6/5/06                                          7,000     7,000
   -----------------------------------------------------  --------- --------
                                                                      47,001
   -----------------------------------------------------  --------- --------
   Foreign Depository Institutions - 2.2%
     Australia and New Zealand Banking Group, FRN, /(1)/
      5.06%, 6/23/06                                         3,000     3,000
     Nordea Bank Finland, New York Branch, FRN, /(1)/
      5.06%, 6/12/06                                         7,000     7,000
     Royal Bank of Canada, FRN,
      5.11%, 6/12/06                                        15,000    15,000
     Royal Bank of Scotland PLC, FRN, /(1)/
      5.07%, 6/21/06                                        15,000    15,000
      5.22%, 8/24/06                                         5,000     5,001
     Westpac Banking Corp., FRN,
      4.93%, 6/12/06                                        10,000    10,000
   -----------------------------------------------------  --------- --------
                                                                      55,001
   -----------------------------------------------------  --------- --------

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 8 LIQUID ASSETS PORTFOLIO

                      ---------------------------------------------------------
                                                        LIQUID ASSETS PORTFOLIO
                                                                           ----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2006 (UNAUDITED)


       LIQUID ASSETS PORTFOLIO (continued)

                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
       CORPORATE NOTES/BONDS - 16.6% - CONTINUED
       Insurance Carriers - 1.2%
         Allstate Life Global Funding II, FRN,/ (1)/
          5.14%, 6/15/06                               $10,000  $ 10,000
         ASIF Global Financing XXXI, FRN,/ (1)/
          5.19%, 8/23/06                                10,000    10,001
         MET Life Global Funding I, FRN,/ (1)/
          5.14%, 6/15/06                                10,000    10,000
       ---------------------------------------------  --------- --------
                                                                  30,001
       ---------------------------------------------  --------- --------
       Non-Depository Personal Credit - 4.4%
         American Express Credit Corp., FRN,
          5.04%, 6/9/06                                 13,000    13,000
         General Electric Capital Corp., FRN,
          4.86%, 6/8/06                                  6,800     6,802
          4.92%, 6/8/06                                 20,000    20,000
          5.18%, 6/9/06                                 15,000    15,002
          5.06%, 6/19/06                                18,000    18,007
         HSBC Finance Corp., FRN,
          5.06%, 6/6/06                                  2,000     2,000
          5.11%, 6/26/06                                25,000    25,000
          5.26%, 8/31/06                                 5,000     5,002
         SLM Corp., FRN,/ (1)/
          5.08%, 6/12/06                                 6,000     6,000
       ---------------------------------------------  --------- --------
                                                                 110,813
       ---------------------------------------------  --------- --------
       Security and Commodity Brokers - 2.1%
         Goldman Sachs Group, FRN,
          5.18%, 6/1/06                                 15,000    15,000
         Lehman Brothers Holdings, FRN,
          5.17%, 6/22/06                                 5,000     5,000
          5.20%, 8/26/06                                 5,000     5,000
         Merrill Lynch & Co., FRN, MTN,
          5.28%, 6/12/06                                15,000    15,002
         Morgan Stanley, FRN,
          5.16%, 6/27/06                                12,000    12,000
       ---------------------------------------------  --------- --------
                                                                  52,002
       ---------------------------------------------  --------- --------
       Structured Investment Vehicles - 4.2%
         Beta Finance, Inc., FRN, MTN,/ (1)/
          5.07%, 6/15/06                                 5,000     5,000
          5.09%, 6/15/06                                10,000    10,002
          5.05%, 7/20/06                                13,500    13,500
         CC U.S.A., Inc., FRN, MTN,/ (1)/
          5.06%, 6/14/06                                 6,000     6,000
          5.21%, 8/25/06                                10,000    10,001

                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
        CORPORATE NOTES/BONDS - 16.6% - CONTINUED
        Structured Investment Vehicles - 4.2% - (continued)
          Dorada Finance, Inc., FRN,/ (1)/
           5.05%, 6/15/06                              $ 6,000  $  6,000
           5.07%, 6/15/06                                5,000     5,000
          Five Finance, FRN,/ (1)/
           4.97%, 6/1/06                                 5,000     5,000
          Links Finance LLC, FRN, MTN,/ (1)/
           5.04%, 6/14/06                                5,000     5,000
           5.04%, 6/26/06                                3,000     3,000
           4.98%, 7/10/06                               10,000     9,999
           4.99%, 7/11/06                                5,000     5,000
          Sigma Finance, Inc., FRN,/ (1)/
           5.03%, 6/12/06                                5,000     5,000
           5.04%, 6/23/06                                8,000     8,000
          Whistlejacket Capital LLC, FRN, MTN,/ (1)/
           5.07%, 6/20/06                               10,000    10,001
        --------------------------------------------  --------- --------
                                                                 106,503
        --------------------------------------------  --------- --------
        Transportation Equipment - 0.4%
          American Honda Finance, FRN,/ (1)/
           4.88%, 6/7/06                                 5,000     5,002
           5.07%, 7/26/06                                5,000     5,000
        --------------------------------------------  --------- --------
                                                                  10,002
        --------------------------------------------  --------- --------
        Total Corporate Notes/Bonds (Cost $418,281)              418,281

        EURODOLLAR TIME DEPOSITS - 10.7%
        Domestic Depository Institutions - 6.6%
          Branch Bank and Trust Co., Grand Cayman,
           5.06%, 6/1/06                                40,000    40,000
          Key Bank, N.A., Grand Cayman,
           5.06%, 6/1/06                                25,000    25,000
          Marshall & Ilsley Bank, Grand Cayman,
           5.07%, 6/1/06                                40,000    40,000
          Regions Bank, Grand Cayman,
           5.06%, 6/1/06                                60,000    60,000
        --------------------------------------------  --------- --------
                                                                 165,000
        --------------------------------------------  --------- --------
        Foreign Depository Institutions - 4.1%
          Banque Fed Cred Mutuel, Strasbourg,
           5.05%, 6/2/06                                10,000    10,000
          Fortis Bank, Brussels, Belgium,
           5.08%, 6/1/06                                20,000    20,000
          National Bank of Canada, Montreal, Canada,
           5.05%, 6/9/06                                30,000    30,000

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 LIQUID ASSETS PORTFOLIO

                      ---------------------------------------------------------
                                                        LIQUID ASSETS PORTFOLIO
                                                                           ----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2006 (UNAUDITED)


       LIQUID ASSETS PORTFOLIO (continued)

                                                     PRINCIPAL
                                                      AMOUNT     VALUE
                                                      (000S)     (000S)
      EURODOLLAR TIME DEPOSITS - 10.7% - CONTINUED
      Foreign Depository Institutions - 4.1% - (continued)
        Societe Generale, Grand Cayman,
         5.08%, 6/1/06                                $42,977  $   42,977
      ---------------------------------------------- --------- ----------
                                                                  102,977
      ---------------------------------------------- --------- ----------
      Total Eurodollar Time Deposits (Cost $267,977)              267,977

      MUNICIPAL INVESTMENTS - 2.1%
      Administration of Environmental and Housing Programs - 0.7%
        State of Texas G.O. Taxable VRDB, Veterans'
         Land, Series 2000A,
         5.05%, 6/8/06                                 18,670      18,670
      ---------------------------------------------- --------- ----------
      Educational Services - 0.2%
        Savannah, College of Art and Design,
         Taxable VRDB, Series 2004 (Bank of
         America N.A. LOC),
         5.08%, 6/8/06                                  5,400       5,400
      ---------------------------------------------- --------- ----------
      Electric Services - 0.2%
        M-S-R Public Power Agency, California,
         Taxable Revenue Bonds, Series 1998G,
         San Juan Project (MBIA Insured),
         5.09%, 6/8/06                                  5,700       5,700
      ---------------------------------------------- --------- ----------
      Executive, Legislative and General Government - 0.2%
        Cook County, Illinois, G.O. Taxable Bonds,
         Series 2004D,
         5.13%, 6/8/06                                  5,000       5,000
      ---------------------------------------------- --------- ----------
      Public Finance, Tax and Monetary - 0.2%
        Oakland-Alameda County Coliseum Authority
         CP Taxable, Series 1996 A-1, Oakland
         Coliseum Arena (Allied Irish Bank LOC),
         5.12%, 8/10/06                                 5,000       5,000
      ---------------------------------------------- --------- ----------
      Real Estate - 0.3%
        Fiore Capital LLC, Taxable VRN,
         Series 2005A (Marshall & Ilsley Bank
         LOC),
         5.08%, 6/8/06                                  8,250       8,250
      ---------------------------------------------- --------- ----------
      Water Services - 0.3%
        Olivenhain, California Municipal Water
         District COP Taxable, Series 2002 (Bank of
         America N.A. LOC),
         5.11%, 6/8/06                                  7,040       7,040
      ---------------------------------------------- --------- ----------
      Total Municipal Investments (Cost $55,060)                   55,060
      ---------------------------------------------- --------- ----------
      Investments, at Amortized Cost ($1,812,542)               1,812,542

                                                    PRINCIPAL
                                                     AMOUNT     VALUE
                                                     (000S)     (000S)
      REPURCHASE AGREEMENTS - 28.8%
      (Colld. at a minimum of 102%)
      Joint Repurchase Agreements - 2.0%
        Bank of America Securities LLC, dated
         5/31/06, repurchase price $16,517
         4.89%, 6/1/06                              $ 16,515     $16,515
        Morgan Stanley & Co., Inc., dated 5/31/06,
         repurchase price $11,012
         4.89%, 6/1/06                                11,010      11,010
        Societe Generale, New York Branch, dated
         5/31/06, repurchase price $5,506
         4.90%, 6/1/06                                 5,505       5,505
        UBS Securities LLC, dated 5/31/06,
         repurchase price $16,517
         4.89%, 6/1/06                                16,515      16,515
      --------------------------------------------  --------- ----------
                                                                  49,545
      --------------------------------------------  --------- ----------
      (Colld. at a minimum of 102%)
      Repurchase Agreements - 26.8%
        Bank of America Securities LLC, dated
         5/31/06, repurchase price $250,035
         5.05%, 6/1/06                               250,000     250,000
        Credit Suisse First Boston Corp., dated
         5/31/06, repurchase price $225,032
         5.04%, 6/1/06                               225,000     225,000
        Lehman Brothers, Inc., dated 5/31/06,
         repurchase price $100,014
         5.07%, 6/1/06                               100,000     100,000
        UBS Securities LLC, dated 5/31/06,
         repurchase price $100,014
         5.05%, 6/1/06                               100,000     100,000
      --------------------------------------------  --------- ----------
                                                                 675,000
      --------------------------------------------  --------- ----------
      Total Repurchase Agreements (Cost $724,545)                724,545
      --------------------------------------------  --------- ----------
      Total Investments - 100.9% (Cost $2,537,087) /(2)/       2,537,087
         Liabilities less Other Assets - (0.9)%                  (23,149)
      --------------------------------------------  --------- ----------
      NET ASSETS - 100.0%                                     $2,513,938

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)The cost for federal income tax purposes was $2,537,087.

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 10 LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

ABBREVIATIONS AND OTHER INFORMATION                    MAY 31, 2006 (UNAUDITED)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent the stated date on the security, the next interest reset/puttable date for floating rate and variable rate securities or the prerefunded date for these types of securities.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

                      EXPLANATION OF ABBREVIATIONS USED
                   THROUGHOUT THE SCHEDULE OF INVESTMENTS
              -------------------------------------------------
              Colld.     Collateralized

               COP       Certificate of Participation

                CP       Commercial Paper

              FHLMC      Freddie Mac

               FNMA      Fannie Mae

               FRCD      Floating Rate Certificates of Deposit

               FRCP      Floating Rate Commercial Paper

               FRN       Floating Rate Notes

               FSB       Federal Savings Bank

               GNMA      Government National Mortgage Association

               G.O.      General Obligation

               LOC       Letter of Credit

               MBIA      Municipal Bond Insurance Association

               MTN       Medium Term Notes

               VRDB      Variable Rate Demand Bonds

               VRN       Variable Rate Notes


      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS                      MAY 31, 2006 (UNAUDITED)

1. ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 22 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Liquid Assets Portfolio (the "Portfolio") seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. Northern Trust Investments, N.A. ("NTI"), a direct subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser for the Portfolio. Northern Trust also serves as the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principles or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - The investments held by the Portfolio are valued at amortized cost, which the investment adviser has determined, pursuant to Board of Trustees authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JPMorgan Chase which, in turn, hold securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago.

The nature and terms of the collateral received for the repurchase agreements are as follows:

                                                   MATURITY
                  Name       COUPON RATES           DATES
                  ----       -------------      ---------------
                  FHLMC      0.00% - 5.60%      8/1/28 - 2/1/36
                  FNMA       4.49% - 7.29%      2/1/33 - 8/1/35
                  GNMA           0.00%              7/20/34

The Portfolio and other Portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements at May 31, 2006, as reflected in its accompanying Schedule of Investments.

The nature and terms of the collateral received for the joint repurchase agreements are as follows:

                                                      MATURITY
            Name                  COUPON RATES         DATES
            ----                  -------------   -----------------
            U.S. Treasury Bonds   3.88% - 8.88%   5/15/16 - 4/15/29
            U.S. Treasury Notes   1.88% - 4.25%   2/15/07 - 7/15/15

C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the straight-line method.

D) EXPENSES - The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses that are not directly attributable to the Portfolio are typically allocated among all the portfolios of the Trust in proportion to each portfolio's relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS - The Portfolio's net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carry-forwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder's account with Northern Trust, its affiliates or its correspondents. The

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 12 LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (continued)          MAY 31, 2006 (UNAUDITED)

Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset value of the Portfolio.

F) FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Portfolio's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders.

At November 30, 2005, the capital loss carryforwards for U.S. federal income tax purposes were $6,000 expiring November 30, 2011 and $2,000 expiring November 30, 2013. The Portfolio may offset future capital gains with this capital loss carryforward.

At November 30, 2005, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

                                                UNDISTRIBUTED
                                                  ORDINARY
                     Amount in thousands          INCOME *
                     -------------------        -------------
                     Liquid Assets                 $ 7,511

The tax character of distributions paid during the fiscal year ended
  November 30, 2005 was as follows:

                                             DISTRIBUTED FROM
                                                 ORDINARY
                    Amount in thousands          INCOME *
                    -------------------      ----------------
                    Liquid Assets                $ 59,817

* Ordinary income includes taxable market discount income and short-term capital gains, if any.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS
As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at an annual rate of 0.25 percent of the Portfolio's average daily net assets. Until further notice, the investment adviser has voluntarily agreed to waive all of the advisory fee. The effect of this waiver by the investment adviser for the six months ended May 31, 2006, reduced advisory fees as shown in the accompanying Statement of Operations.

As compensation for services rendered as custodian and transfer agent, including the assumption of the expenses related thereto, Northern Trust receives compensation based on a pre-determined schedule of charges approved by the Board. Until further notice, Northern Trust has voluntarily agreed to waive all of the custodian and transfer agent fees. The effect of this fee waiver by Northern Trust for the six months ended May 31, 2006, reduced fees as shown in the accompanying Statement of Operations. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. Custodian credits are reflected in the Portfolio's Statement of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS
NTI and PFPC, the co-administrators of the Portfolio, are entitled to a monthly co-administration fee at the annual rate of 0.10 percent of the average daily net assets. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of the Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10 percent of the Portfolio's average daily net assets, NTI as co-administrator has agreed to reimburse the Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed for the six months ended May 31, 2006, under such agreements are shown in the accompanying Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation under the placement agency agreement.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued other liabilities" on the Statement of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At May 31, 2006, the amount payable was approximately $5,000.

5. BANK LOANS
The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i)

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS (continued)          MAY 31, 2006 (UNAUDITED)

the higher of the Prime Lending Rate and 0.50 percent above the federal funds rate, (ii) 0.45 percent above IBOR (Interbank Offered Rate) or (iii) 0.45 percent above LIBOR (London Interbank Offered Rate), at the option of the Trust and in accordance with the terms of the agreement.

At May 31, 2006, the Portfolio did not have any outstanding loans.

The Portfolio did not incur any interest expense during the six months ended May 31, 2006.

6. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for the six months ended May 31, 2006, were as follows:

                            PROCEEDS FROM    PAYMENTS FOR     NET INCREASE
    Amounts in thousands*    SHARES SOLD    SHARES REDEEMED   IN NET ASSETS
    ---------------------   -------------   ---------------   -------------
    Liquid Assets            $5,234,585       $(5,025,809)      $208,776

* The number of shares approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2005, were as follows:

                            PROCEEDS FROM    PAYMENTS FOR     NET INCREASE
    Amounts in thousands*    SHARES SOLD    SHARES REDEEMED   IN NET ASSETS
    ---------------------   -------------   ---------------   -------------
    Liquid Assets            $9,639,940       $(9,401,406)      $238,534

* The number of shares approximates the dollar amount of transactions.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 14 LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

FUND EXPENSES                                           MAY 31, 2006 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; distribution (12b-1) fees, if any; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2005 through May 31, 2006.

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid 12/1/05 -5/31/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                BEGINNING    ENDING
                                 ACCOUNT     ACCOUNT         EXPENSE
                      EXPENSE     VALUE       VALUE           PAID*
                       RATIO     12/1/05     5/31/06    12/1/05 - 5/31/06
                      -------   ---------   ---------   -----------------
       Actual          0.10%    $1,000.00   $1,022.70         $0.50
       Hypothetical    0.10%    $1,000.00   $1,024.43         $0.50**

* Expenses are calculated using the Portfolio's annualized expense ratio, which represents ongoing expenses as a percentage of net assets for the six months ended May 31, 2006. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (182); and then dividing that result by the number of days in the current fiscal year (365).
** Hypothetical expenses are based on the Portfolio's actual annualized expense ratio and an assumed rate of return of 5 percent per year before expenses.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 LIQUID ASSETS PORTFOLIO

                      ---------------------------------------------------------
                                                        LIQUID ASSETS PORTFOLIO
                                                                           ----
       TRUSTEES AND OFFICERS
                                                       MAY 31, 2006 (UNAUDITED)



  APPROVAL OF ADVISORY AGREEMENT
  The Trustees oversee the management of Northern Institutional Funds (the "Trust"), and review the investment performance and expenses of the Liquid Assets Portfolio (the "Portfolio") at regularly scheduled meetings held during the Portfolio's fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust's investment advisory agreement (the "Advisory Agreement") for the Portfolio with Northern Trust Investments, N.A. (the "Investment Adviser").

  The Advisory Agreement was most recently re-approved with respect to the Portfolio by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the "Independent Trustees"), at the annual contract review meeting held on February 16-17, 2006 (the "Annual Contract Meeting").

  In preparation for the Trustees' consideration of the Advisory Agreement at the Annual Contract Meeting, the Trustees reviewed information on the following topics for the Portfolio at a meeting held on November 4, 2005 (the "November Meeting"): the Investment Adviser's profitability; the qualifications of the Investment Adviser and its affiliates to provide services to the Portfolio; and policies adopted by the Investment Adviser regarding brokerage, trade allocations and other matters.

  In connection with both the November Meeting and the Annual Contract Meeting, the Trustees received written materials and oral presentations relating to the Trustees' consideration of the Advisory Agreement, and at those meetings the Trustees also considered the Investment Adviser's oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law, and met in executive sessions at the Annual Contract Meeting without employees of the Investment Adviser present.

  In evaluating the Advisory Agreement at the November Meeting and the Annual Contract Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its services and the Portfolio. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees received materials relating to the Investment Adviser's investment management services. These materials included: (i) information on the investment performance of the Portfolio in comparison to other mutual funds; (ii) general investment outlooks in the markets in which the Portfolio invests; (iii) compliance reports; and (iv) expenses borne by the Portfolio.

  Specifically in connection with the Trustees' approval of the Advisory Agreement, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Portfolio's investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. ("Lipper"), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after voluntary fee waivers) and the total expenses borne by the Portfolio in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the investment advisory fees charged by the Investment Adviser to certain of the Investment Adviser's other accounts; (v) the scope and depth of the Investment Adviser's resources; (vi) the Investment Adviser's staffing for the Portfolio and the experience of the portfolio manager; (vii) the Investment Adviser's financial resources and its ability to attract and retain portfolio management talent; (viii) the fees paid by the Portfolio to the Investment Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; (ix) the benefits received by the Investment Adviser and its affiliates from their relationships with the Portfolio; and (x) potential economies of scale at various Portfolio asset levels. In addition, the Trustees considered the Investment Adviser's willingness to meet with representatives of the Board of Trustees outside of the Board meetings in preparation for the Annual Contract Meeting and to provide information requested by the Trustees.

  In connection with their approval of the Advisory Agreement for the Portfolio, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other non-advisory services, that are provided to the Portfolio by the Investment Adviser and its affiliates. These services include services as the Portfolio's custodian, transfer agent, co-administrator and securities lending agent. The Trustees also considered that many of the Portfolio's

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 16 LIQUID ASSETS PORTFOLIO

                      ---------------------------------------------------------
                                                        LIQUID ASSETS PORTFOLIO
                                                                           ----
       TRUSTEES AND OFFICERS (continued)
                                                       MAY 31, 2006 (UNAUDITED)



  shareholders had other client relationships with The Northern Trust Company. The Trustees concluded that the Investment Adviser was both able to commit, and had committed, substantial financial and other resources to the operations of the Portfolio and was able to provide quality services to the Portfolio. The Trustees also believed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Portfolio and the Investment Adviser, and had continued to develop its internal audit program with respect to the Portfolio.

  The Trustees also considered the investment performance of the Portfolio. In this regard, the Trustees considered whether the Portfolio had operated within its investment objective, as well as its compliance with its investment restrictions. They also compared the investment performance of the Portfolio to the performance of other SEC-registered portfolios and to rankings and ratings issued by third parties. This information on the Portfolio's investment performance was provided for one, two, three and four years. The Trustees also considered the Portfolio's performance in light of the investment objective and credit parameters applicable to the Portfolio, as well as the investor base the Portfolio is intended to serve. In this regard, it was noted that the Portfolio holds securities lending collateral of other Portfolios in the Northern Complex as well as of certain unaffiliated mutual funds. They also considered the Portfolio's compliance with regulations of the Securities and Exchange Commission applicable to money market mutual Portfolios and the stability of the Portfolio's net asset values. In addition, the Trustees reviewed the consistency of the Investment Adviser's investment approach for the Portfolio.

  Based on the information provided, the Trustees believed that the Portfolio had provided competitive yields in light of its investment objective and policies.

  The Trustees also considered the Portfolio's contractual advisory fee rates; the Portfolio's total operating expense ratios; the Investment Adviser's voluntary fee waivers and expense reimbursements with respect to the Portfolio; and whether a consistent methodology was in place in determining the fees and expenses of the Portfolio. It was noted that at the current time the Investment Adviser was waiving all of its advisory fees. In addition, the Trustees considered the fees paid by the Portfolio to the Investment Adviser and its affiliates for custodial, transfer agency, co-administration (including contractual reimbursements made by the affiliate performing co-administration services) and securities lending services, and reviewed information as to whether the Investment Adviser had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this respect, the Trustees considered the Investment Adviser's view that the Portfolio may be sharing in economies of scale through the level at which the Portfolio's advisory fees are set and through the Investment Adviser's voluntary fee waivers and its affiliate's contractual expense reimbursements that limit the expense caps for the Portfolio to specific levels. In addition, the Trustees considered the amount of assets in the Portfolio; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and the profits realized by them; and information comparing the fee rates charged by the Investment Adviser (which do not include fee breakpoints) with the fee rates charged by other, unaffiliated investment managers to their clients.

  Information on the services rendered by the Investment Adviser to the Portfolio, the fee rates paid by the Portfolio under the Advisory Agreement and the Portfolio's total operating expense ratios were compared to similar information for other mutual funds advised by the Investment Adviser and other, unaffiliated investment management firms. Many of the comparisons of the Portfolio's fee rates and total operating expense ratios were prepared by Lipper. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Portfolio. Information was also provided on the fee rates charged by the Investment Adviser to private accounts managed by it.

  After deliberation, the Trustees concluded at the Annual Contract Meeting, with respect to the Portfolio, that the fees paid by the Portfolio were reasonable in light of the services provided by the Investment Adviser, its costs and the Portfolio's current and reasonably foreseeable asset levels, and that the Advisory Agreement should be approved and continued.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17 LIQUID ASSETS PORTFOLIO

                                                        LIQUID ASSETS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Portfolio's Form N-Q is available on the SEC's Web site at sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800/SEC-0330.

PROXY VOTING

A description of Northern Institutional Funds' Proxy Voting Policies and Procedures and the Fund's portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by visiting Northern Institutional Funds' Web site at northerninstitutionalfunds.com or the SEC's Web site at sec.gov or by calling the Northern Institutional Funds Center at 800/637-1380.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 18 LIQUID ASSETS PORTFOLIO

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the reporting period.

Item 6. Schedule of Investments.

The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under
Item 1 of this report on Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for the reporting period.

(a)(2) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)(1) Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Northern Institutional Funds

By (Signature and Title)      /s/ Lloyd A. Wennlund
                              -----------------------------
                              Lloyd A. Wennlund, President
                              (Principal Executive Officer)

Date: August 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Lloyd A. Wennlund
                              -----------------------------
                              Lloyd A. Wennlund, President
                              (Principal Executive Officer)

Date: August 2, 2006

By (Signature and Title)      /s/ Stuart N. Schuldt
                              -----------------------------
                              Stuart N. Schuldt, Treasurer
                              (Principal Financial and
                              Accounting Officer)

Date: August 2, 2006